As filed with the U.S. Securities and Exchange Commission on July 30, 2012

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 116	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 117	☒

RYDEX SERIES FUNDS

(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

(Name and Address of Agent for Service)

Copies to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On August 1, 2012 pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

Guggenheim Investments Series Funds

Advisor Class, Investor Class and H-Class Shares Prospectus

AUGUST 1, 2012

RYDEX DOMESTIC EQUITY – BROAD MARKET FUNDS
Nova Fund* – RYNAX (Advisor Class) RYNVX (Investor Class)
S&P 500® Fund – RYSPX (H-Class)
Inverse S&P 500® Strategy Fund* – RYUAX (Advisor Class) RYURX (Investor Class)
NASDAQ-100® Fund – RYAOX (Advisor Class) RYOCX (Investor Class)
Inverse NASDAQ-100® Strategy Fund* – RYAAX (Advisor Class) RYAIX (Investor Class)
Mid-Cap 1.5x Strategy Fund* – RYMDX (H-Class)
Inverse Mid-Cap Strategy Fund* – RYMHX (H-Class)
Russell 2000® 1.5x Strategy Fund* – RYMKX (H-Class)
Russell 2000® Fund – RYRHX (H-Class)
Inverse Russell 2000® Strategy Fund* – RYSHX (H-Class)

RYDEX DOMESTIC EQUITY – PURE STYLE FUNDS
S&P 500® Pure Growth Fund – RYAWX (H-Class)
S&P 500® Pure Value Fund – RYZAX (H-Class)
S&P Midcap 400® Pure Growth Fund – RYBHX (H-Class)
S&P Midcap 400® Pure Value Fund – RYAVX (H-Class)
S&P Smallcap 600® Pure Growth Fund – RYWAX (H-Class)
S&P Smallcap 600® Pure Value Fund – RYAZX (H-Class)

RYDEX SECTOR FUNDS
Banking Fund – RYKAX (Advisor Class) RYKIX (Investor Class)
Basic Materials Fund – RYBAX (Advisor Class) RYBIX (Investor Class)
Biotechnology Fund – RYOAX (Advisor Class) RYOIX (Investor Class)
Consumer Products Fund – RYCAX (Advisor Class) RYCIX (Investor Class)
Electronics Fund – RYSAX (Advisor Class) RYSIX (Investor Class)
Energy Fund – RYEAX (Advisor Class) RYEIX (Investor Class)
Energy Services Fund – RYVAX (Advisor Class) RYVIX (Investor Class)
Financial Services Fund – RYFAX (Advisor Class) RYFIX (Investor Class)
Health Care Fund – RYHAX (Advisor Class) RYHIX (Investor Class)
Internet Fund – RYIAX (Advisor Class) RYIIX (Investor Class)
Leisure Fund – RYLAX (Advisor Class) RYLIX (Investor Class)
Precious Metals Fund – RYMPX (Advisor Class) RYPMX (Investor Class)

RYDEX SECTOR FUNDS (continued)
Retailing Fund – RYRAX (Advisor Class) RYRIX (Investor Class)
Technology Fund – RYTAX (Advisor Class) RYTIX (Investor Class)
Telecommunications Fund – RYMAX (Advisor Class) RYMIX (Investor Class)
Transportation Fund – RYPAX (Advisor Class) RYPIX (Investor Class)
Utilities Fund – RYAUX (Advisor Class) RYUIX (Investor Class)

RYDEX INTERNATIONAL EQUITY FUNDS
Europe 1.25x Strategy Fund* – RYEUX (H-Class)
Japan 2x Strategy Fund* – RYJHX (H-Class)
Emerging Markets 2x Strategy Fund* – RYWVX (H-Class)
Inverse Emerging Markets 2x Strategy Fund* – RYWYX (H-Class)

RYDEX SPECIALTY FUNDS
Strengthening Dollar 2x Strategy Fund* – RYSBX (H-Class)
Weakening Dollar 2x Strategy Fund* – RYWBX (H-Class)
Real Estate Fund – RYHRX (H-Class)

RYDEX FIXED INCOME FUNDS
Government Long Bond 1.2x Strategy Fund* – RYADX (Advisor Class) RYGBX (Investor Class)
Inverse Government Long Bond Strategy Fund* – RYJAX (Advisor Class) RYJUX (Investor Class)
High Yield Strategy Fund – RYHGX (H-Class)
Inverse High Yield Strategy Fund* – RYIHX (H-Class)

GUGGENHEIM ALTERNATIVES FUNDS
U.S. Long Short Momentum Fund – RYSRX (H-Class)
Event Driven and Distressed Strategies Fund – RYDSX (H-Class)
Long Short Equity Strategy Fund – RYJLX (H-Class)
Long Short Interest Rate Strategy Fund – RYBUX (H-Class)

GUGGENHEIM ASSET ALLOCATION FUNDS
All-Asset Conservative Strategy Fund – RYEPX (H-Class)
All-Asset Moderate Strategy Fund – RYMLX (H-Class)
All-Asset Aggressive Strategy Fund – RYGHX (H-Class)

RYDEX MONEY MARKET FUND
U.S. Government Money Market Fund – RYFXX

* The Funds are very different from most mutual funds in that they seek to provide leveraged or leveraged inverse investment results on a daily basis. The Inverse Funds pursue investment goals which are inverse to the performance of their respective benchmark, a result opposite of most other mutual funds. The pursuit of such investment goals has the following implications: — The Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Leveraged or Leveraged Inverse Fund is magnified. The effect of leverage on a fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark stated in the Fund’s investment objective for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the Fund’s benchmark. The risk of a Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. — The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage their funds and monitor their investments should not buy shares of the Funds. — There is no assurance that any Fund will achieve its objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

(Includes Important Information About the Fund (if applicable); Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

ii	PROSPECTUS

PLEASE SEE THE GUGGENHEIM eDELIVERY NOTICE INSIDE THE BACK COVER.

PROSPECTUS	iii

Nova Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Nova Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.51%
Total Annual Fund Operating Expenses	1.75%	1.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$178	$551	$949	$2,062
Investor Class Shares	$128	$400	$692	$1,523

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s

PROSPECTUS	1

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund’s benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $1.3 billion to $546 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

2	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 19.12%. The underlying index’s highest one-year volatility rate during the five year period is 30.42%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate

PROSPECTUS	3

such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 13.66%.

Highest Quarter Return (quarter ended 6/30/2009) 23.95%	Lowest Quarter Return (quarter ended 12/31/2008) -34.77%

4	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-1.09%	-5.82%	-0.51%
Return After Taxes on Distributions	-1.09%	-6.08%	-0.98%
Return After Taxes on Distributions and Sale of Fund Shares	-0.71%	-4.99%	-0.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	0.57%	-5.34%	0.02%
Return After Taxes on Distributions	-0.57%	-5.59%	-0.43%
Return After Taxes on Distributions and Sale of Fund Shares	-0.37%	-4.59%	-0.21%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

PROSPECTUS	5

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

6	PROSPECTUS

S&P 500® Fund

INVESTMENT OBJECTIVE

The S&P 500® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 196% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $1.3 billion to $546 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PROSPECTUS	7

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

8	PROSPECTUS

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 8.79%.

Highest Quarter Return (quarter ended 6/30/2009) 15.65%	Lowest Quarter Return (quarter ended 12/31/2008) -22.66%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (05/31/2006)
Return Before Taxes	0.36%	-1.36%	0.64%
Return After Taxes on Distributions	0.36%	-1.45%	0.45%
Return After Taxes on Distributions and Sale of Fund Shares	0.23%	-1.20%	0.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	9

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

10	PROSPECTUS

Inverse S&P 500® Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse S&P 500® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	1.91%	1.41%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$194	$600	$1,032	$2,233
Investor Class Shares	$144	$446	$771	$1,691

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s

PROSPECTUS	11

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with a capitalizations ranging from $1.3 billion to $546 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

12	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 19.12%. The underlying index’s highest one-year volatility rate during the five year period is 30.42%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

PROSPECTUS	13

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -9.98%.

Highest Quarter Return (quarter ended 9/30/2002) 17.62%	Lowest Quarter Return (quarter ended 6/30/2009) -15.51%

14	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-8.85%	-5.07%	-5.24%
Return After Taxes on Distributions	-8.85%	-5.48%	-5.74%
Return After Taxes on Distributions and Sale of Fund Shares	-5.75%	-4.42%	-4.46%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-8.36%	-4.58%	-4.75%
Return After Taxes on Distributions	-8.36%	-4.96%	-5.23%
Return After Taxes on Distributions and Sale of Fund Shares	-5.43%	-4.00%	-4.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

PROSPECTUS	15

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

16	PROSPECTUS

NASDAQ-100® Fund

INVESTMENT OBJECTIVE

The NASDAQ-100® Fund (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.52%
Total Annual Fund Operating Expenses	1.76%	1.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$179	$554	$954	$2,073
Investor Class Shares	$129	$403	$697	$1,534

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $24 billion to $542.7 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents

PROSPECTUS	17

to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

18	PROSPECTUS

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 14.98%.

Highest Quarter Return (quarter ended 6/30/2009) 19.39%	Lowest Quarter Return (quarter ended 6/30/2002) -28.15%

PROSPECTUS	19

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	1.84%	4.35%	2.48%
Return After Taxes on Distributions	1.84%	4.35%	2.47%
Return After Taxes on Distributions and Sale of Fund Shares	1.20%	3.74%	2.13%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	2.42%	4.86%	3.01%
Return After Taxes on Distributions	2.42%	4.86%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares	1.57%	4.19%	2.60%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

20	PROSPECTUS

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	21

Inverse NASDAQ-100® Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse NASDAQ-100® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.80%	0.55%
Total Annual Fund Operating Expenses	1.95%	1.45%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$198	$612	$1,052	$2,275
Investor Class Shares	$148	$459	$792	$1,735

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s

22	PROSPECTUS

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $24 billion to $542.7 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	23

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 22.52%. The underlying index’s highest one-year volatility rate during the five year period is 33.24%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is 6.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated

24	PROSPECTUS

with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

PROSPECTUS	25

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -14.83%.

Highest Quarter Return (quarter ended 6/30/2002) 32.80%	Lowest Quarter Return (quarter ended 12/31/2002) -18.72%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Since Inception (8/1/2003)
Return Before Taxes	-10.24%	-11.43%	-10.28%
Return After Taxes on Distributions	-10.24%	-11.74%	-10.62%
Return After Taxes on Distributions and Sale of Fund Shares	-6.65%	-9.41%	-8.20%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	7.84%

Investor Class Shares	Past 1 Year	Past 5 Years	Since Inception (8/1/2003)
Return Before Taxes	-9.83%	-10.96%	-8.24%
Return After Taxes on Distributions	-9.83%	-11.27%	-8.63%
Return After Taxes on Distributions and Sale of Fund Shares	-6.39%	-9.05%	-6.61%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

26	PROSPECTUS

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	27

Mid-Cap 1.5x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Mid-Cap 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.67%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$170	$526	$907	$1,976

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable

28	PROSPECTUS

account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $113 million to $11.8 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	29

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 22.89%. The underlying index’s highest one-year volatility rate during the five year period is 36.70%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is 2.21%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

30	PROSPECTUS

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 10.51%.

Highest Quarter Return (quarter ended 9/30/2009) 30.17%	Lowest Quarter Return (quarter ended 12/31/2008) -39.07%

PROSPECTUS	31

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-7.85%	-2.16%	4.20%
Return After Taxes on Distributions	-7.85%	-2.64%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	-5.10%	-2.00%	3.55%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	7.04%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

32	PROSPECTUS

Inverse Mid-Cap Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Mid-Cap Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$170	$526	$907	$1,976

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	33

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $113 million to $11.8 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

34	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 22.89%. The underlying index’s highest one-year volatility rate during the five year period is 36.70%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is 2.21%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	35

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -9.29%.

Highest Quarter Return (quarter ended 9/30/2011) 19.20%	Lowest Quarter Return (quarter ended 9/30/2009) -18.52%

36	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-7.60%	-9.60%	-9.25%
Return After Taxes on Distributions	-7.60%	-9.72%	-9.71%
Return After Taxes on Distributions and Sale of Fund Shares	-4.94%	-7.93%	-7.56%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	6.51%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	37

Russell 2000® 1.5x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Russell 2000® 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	1.75%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$551	$949	$2,062

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable

38	PROSPECTUS

account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $20 million to $3.8 billion as of June 30, 2012. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	39

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 24.81%. The underlying index’s highest one-year volatility rate during the five year period is 38.46%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.44%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

40	PROSPECTUS

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 11.50%.

Highest Quarter Return (quarter ended 6/30/2003) 36.24%	Lowest Quarter Return (quarter ended 12/31/2008) -40.39%

PROSPECTUS	41

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-11.80%	-5.67%	2.79%
Return After Taxes on Distributions	-11.80%	-5.69%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	-7.67%	-4.74%	2.42%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	5.62%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

42	PROSPECTUS

Russell 2000® Fund

INVESTMENT OBJECTIVE

The Russell 2000® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	1.60%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$163	$505	$871	$1,900

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $20 million to $3.8 billion as of June 30, 2012. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents

PROSPECTUS	43

to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

44	PROSPECTUS

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 7.92%.

Highest Quarter Return (quarter ended 6/30/2009) 20.55%	Lowest Quarter Return (quarter ended 12/31/2008) -26.89%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	-5.13%	-1.39%	0.32%
Return After Taxes on Distributions	-5.13%	-1.44%	0.24%
Return After Taxes on Distributions and Sale of Fund Shares	-3.34%	-1.21%	0.23%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	1.87%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	45

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

46	PROSPECTUS

Inverse Russell 2000® Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Russell 2000® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	47

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $20 million to $3.8 billion as of June 30, 2012. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

48	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%
The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 24.81%. The underlying index’s highest one-year volatility rate during the five year period is 38.46%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.44%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PROSPECTUS	49

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -10.27%.

Highest Quarter Return (quarter ended 9/30/2011) 21.19%	Lowest Quarter Return (quarter ended 6/30/2009) -20.40%

50	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-8.18%	-9.93%	-9.79%
Return After Taxes on Distributions	-8.18%	-10.23%	-10.24%
Return After Taxes on Distributions and Sale of Fund Shares	-5.32%	-8.24%	-7.93%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	4.52%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	51

S&P 500® Pure Growth Fund

INVESTMENT OBJECTIVE

The S&P 500® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 586% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500® companies with strong growth characteristics. As of June 30, 2012, the S&P 500 Pure Growth Index included companies with capitalizations ranging from $1.3 billion to $546 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

52	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PROSPECTUS	53

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 8.68%.

Highest Quarter Return (quarter ended 6/30/2009) 21.70%	Lowest Quarter Return (quarter ended 12/31/2008) -24.37%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-1.15%	3.04%	2.82%
Return After Taxes on Distributions	-1.35%	2.91%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	-0.69%	2.53%	2.38%
S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	0.76%	4.77%	6.25%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

54	PROSPECTUS

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	55

S&P 500® Pure Value Fund

INVESTMENT OBJECTIVE

The S&P 500® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 762% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Value Index is narrow in focus, containing only those S&P 500® companies with strong value characteristics. As of June 30, 2012, the S&P 500 Pure Value Index included companies with capitalizations ranging from $1.8 billion to $177.3 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

56	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PROSPECTUS	57

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.14%.

Highest Quarter Return (quarter ended 6/30/2009) 44.18%	Lowest Quarter Return (quarter ended 12/31/2008) -31.40%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-3.49%	-3.77%	1.18%
Return After Taxes on Distributions	-3.49%	-6.85%	-1.00%
Return After Taxes on Distributions and Sale of Fund Shares	-2.27%	-4.89%	-0.25%
S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-0.82%	-1.00%	5.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

58	PROSPECTUS

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	59

S&P MidCap 400® Pure Growth Fund

INVESTMENT OBJECTIVE

The S&P MidCap 400®Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P MidCap 400® companies with strong growth characteristics. As of June 30, 2012, the S&P MidCap 400 Pure Growth Index included companies with capitalizations ranging from $1 billion to $109 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

60	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of

PROSPECTUS	61

the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.78%.

Highest Quarter Return (quarter ended 6/30/2009) 26.30%	Lowest Quarter Return (quarter ended 12/31/2008) -25.40%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-0.56%	7.32%	7.57%
Return After Taxes on Distributions	-0.56%	6.75%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	-0.37%	5.97%	6.28%
S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	0.59%	9.29%	9.86%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

62	PROSPECTUS

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	63

S&P MidCap 400® Pure Value Fund

INVESTMENT OBJECTIVE

The S&P MidCap 400® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	1.53%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$156	$483	$834	$1,824

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 619% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap 400® companies with strong value characteristics. As of June 30, 2012, the S&P MidCap 400 Pure Value Index included companies with capitalizations ranging from $113 million to $7.4 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative

64	PROSPECTUS

positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PROSPECTUS	65

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.63%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 37.89%	(quarter ended 12/31/2008) -34.65%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-7.50%	-2.48%	2.85%
Return After Taxes on Distributions	-7.50%	-3.28%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares	-4.88%	-2.53%	2.13%
S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-5.06%	0.69%	5.93%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

66	PROSPECTUS

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	67

S&P SmallCap 600® Pure Growth Fund

INVESTMENT OBJECTIVE

The S&P SmallCap 600® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 500% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong growth characteristics. As of June 30, 2012, the S&P SmallCap 600 Pure Growth Index included companies with capitalizations ranging from $205.7 million to $3.4 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

68	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	69

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 7.70%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 28.45%	(quarter ended 12/31/2008) -26.31%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	3.44%	2.59%	5.23%
Return After Taxes on Distributions	3.44%	2.34%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.24%	2.09%	4.36%
S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.84%	8.15%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

70	PROSPECTUS

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	71

S&P SmallCap 600® Pure Value Fund

INVESTMENT OBJECTIVE

The S&P SmallCap 600® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	1.52%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 744% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong value characteristics. As of June 30, 2012, the S&P SmallCap 600 Pure Value Index included companies with capitalizations ranging from $43 million to $2.7 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a

72	PROSPECTUS

day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PROSPECTUS	73

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.72%.

Highest Quarter Return (quarter ended 6/30/2009) 69.02%	Lowest Quarter Return (quarter ended 12/31/2008) -37.55%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-10.46%	-5.30%	1.07%
Return After Taxes on Distributions	-10.46%	-8.68%	-1.33%
Return After Taxes on Distributions and Sale of Fund Shares	-6.80%	-6.29%	-0.46%
S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-7.48%	-1.50%	5.35%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

74	PROSPECTUS

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	75

Banking Fund

INVESTMENT OBJECTIVE

The Banking Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.73%	0.49%
Total Annual Fund Operating Expenses	1.83%	1.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$186	$576	$990	$2,148
Investor Class Shares	$136	$425	$734	$1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 544% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and, therefore, may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

76	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Banking Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	77

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 10.48%.

Highest Quarter Return (quarter ended 9/30/2009) 20.06%	Lowest Quarter Return (quarter ended 3/31/2009) -31.94%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-21.33%	-18.42%	-5.78%
Return After Taxes on Distributions	-21.37%	-18.98%	-6.38%
Return After Taxes on Distributions and Sale of Fund Shares	-13.86%	-14.73%	-4.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-20.90%	-18.00%	-5.23%
Return After Taxes on Distributions	-20.94%	-18.52%	-5.81%
Return After Taxes on Distributions and Sale of Fund Shares	-13.59%	-14.42%	-4.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

78	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	79

Basic Materials Fund

INVESTMENT OBJECTIVE

The Basic Materials Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	1.86%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 217% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Basic Materials Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and, therefore, may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

80	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Basic Materials Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	81

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 0.66%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 12/31/2003) 22.00%	(quarter ended 9/30/2008) -29.91%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-16.64%	3.62%	7.39%
Return After Taxes on Distributions	-16.64%	3.42%	7.21%
Return After Taxes on Distributions and Sale of Fund Shares	-10.81%	2.97%	6.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-16.23%	4.15%	7.91%
Return After Taxes on Distributions	-16.23%	3.96%	7.73%
Return After Taxes on Distributions and Sale of Fund Shares	-10.55%	3.44%	6.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

82	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	83

Biotechnology Fund

INVESTMENT OBJECTIVE

The Biotechnology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.77%	0.51%
Total Annual Fund Operating Expenses	1.87%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$190	$588	$1,011	$2,190
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 333% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Biotechnology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and, therefore, may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

84	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Biotechnology Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

PROSPECTUS	85

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 29.58%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2003) 26.91%	(quarter ended 6/30/2002) -33.51%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	10.81%	6.31%	1.54%
Return After Taxes on Distributions	10.81%	6.31%	1.54%
Return After Taxes on Distributions and Sale of Fund Shares	7.02%	5.45%	1.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	11.39%	6.83%	2.04%
Return After Taxes on Distributions	11.39%	6.83%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares	7.40%	5.91%	1.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

86	PROSPECTUS

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	87

Consumer Products Fund

INVESTMENT OBJECTIVE

The Consumer Products Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.74%	0.50%
Total Annual Fund Operating Expenses	1.84%	1.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$187	$579	$995	$2,159
Investor Class Shares	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 402% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Consumer Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and, therefore, may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

88	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Consumer Products Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	89

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.98%.

Highest Quarter Return (quarter ended 6/30/2003) 15.20%	Lowest Quarter Return (quarter ended 12/31/2008) -14.32%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	13.44%	5.98%	7.30%
Return After Taxes on Distributions	11.74%	4.21%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	4.06%	5.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	14.00%	6.49%	7.81%
Return After Taxes on Distributions	12.41%	4.82%	6.87%
Return After Taxes on Distributions and Sale of Fund Shares	9.05%	4.57%	6.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

90	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	91

Electronics Fund

INVESTMENT OBJECTIVE

The Electronics Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.50%
Total Annual Fund Operating Expenses	1.86%	1.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,329% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Electronics Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and, therefore, may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

92	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Electronics Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	93

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 1.66%.

Highest Quarter Return (quarter ended 6/30/2003) 26.98%	Lowest Quarter Return (quarter ended 9/30/2002) -38.62%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-17.03%	-5.83%	-5.67%
Return After Taxes on Distributions	-17.03%	-5.83%	-5.67%
Return After Taxes on Distributions and Sale of Fund Shares	-11.07%	-4.86%	-4.61%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-16.62%	-5.41%	-5.21%
Return After Taxes on Distributions	-16.62%	-5.41%	-5.21%
Return After Taxes on Distributions and Sale of Fund Shares	-10.80%	-4.51%	-4.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

94	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	95

Energy Fund

INVESTMENT OBJECTIVE

The Energy Fund (the “Fund”) seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	1.86%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 288% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and, therefore, may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

96	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Risk – To the extent that the Fund’s investments are exposed to the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	97

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -5.79%.

Highest Quarter Return (quarter ended 6/30/2008) 27.59%	Lowest Quarter Return (quarter ended 9/30/2008) -33.92%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-5.95%	2.14%	9.17%
Return After Taxes on Distributions	-5.95%	1.87%	8.93%
Return After Taxes on Distributions and Sale of Fund Shares	-3.87%	1.77%	8.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-5.55%	2.64%	9.69%
Return After Taxes on Distributions	-5.55%	2.39%	9.46%
Return After Taxes on Distributions and Sale of Fund Shares	-3.61%	2.21%	8.59%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

98	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	99

Energy Services Fund

INVESTMENT OBJECTIVE

The Energy Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	1.86%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Services Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the

100	PROSPECTUS

energy services sector and, therefore, may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Services Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PROSPECTUS	101

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -8.95%.

Highest Quarter Return (quarter ended 6/30/2009) 31.75%	Lowest Quarter Return (quarter ended 12/31/2008) -47.14%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-9.41%	1.38%	8.53%
Return After Taxes on Distributions	-9.41%	1.38%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares	-6.12%	1.18%	7.59%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-8.96%	1.89%	9.06%
Return After Taxes on Distributions	-8.96%	1.89%	9.06%
Return After Taxes on Distributions and Sale of Fund Shares	-5.82%	1.61%	8.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

102	PROSPECTUS

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	103

Financial Services Fund

INVESTMENT OBJECTIVE

The Financial Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.49%
Total Annual Fund Operating Expenses	1.85%	1.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$188	$582	$1,001	$2,169
Investor Class Shares	$136	$425	$734	$1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 970% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Financial Services Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and, therefore, may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

104	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financial Services Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	105

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 11.09%.

Highest Quarter Return (quarter ended 6/30/2009) 26.00%	Lowest Quarter Return (quarter ended 12/31/2008) -31.71%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-14.87%	-13.49%	-3.12%
Return After Taxes on Distributions	-14.89%	-13.97%	-3.49%
Return After Taxes on Distributions and Sale of Fund Shares	-9.67%	-11.13%	-2.77%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-14.43%	-13.04%	-2.68%
Return After Taxes on Distributions	-14.44%	-13.51%	-3.03%
Return After Taxes on Distributions and Sale of Fund Shares	-9.38%	-10.78%	-2.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

106	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	107

Health Care Fund

INVESTMENT OBJECTIVE

The Health Care Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.51%
Total Annual Fund Operating Expenses	1.85%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$188	$582	$1,001	$2,169
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 582% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Health Care Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and, therefore, may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

108	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Health Care Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	109

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 11.92%.

Highest Quarter Return (quarter ended 6/30/2003) 16.61%	Lowest Quarter Return (quarter ended 12/31/2008) -15.61%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	4.28%	1.77%	3.33%
Return After Taxes on Distributions	4.28%	1.77%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	2.78%	1.51%	2.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	4.70%	2.27%	3.84%
Return After Taxes on Distributions	4.70%	2.26%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.06%	1.94%	3.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

110	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	111

Internet Fund

INVESTMENT OBJECTIVE

The Internet Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	1.86%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 380% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies also may include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Internet Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the Internet sector and, therefore, may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

112	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Internet Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	113

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 8.58%.

Highest Quarter Return (quarter ended 12/31/2002) 32.15%	Lowest Quarter Return (quarter ended 6/30/2002) -31.49%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-12.32%	1.20%	1.40%
Return After Taxes on Distributions	-12.32%	1.02%	1.31%
Return After Taxes on Distributions and Sale of Fund Shares	-8.01%	0.90%	1.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-11.87%	1.72%	1.91%
Return After Taxes on Distributions	-11.87%	1.55%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares	-7.72%	1.35%	1.58%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

114	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	115

Leisure Fund

INVESTMENT OBJECTIVE

The Leisure Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.50%
Total Annual Fund Operating Expenses	1.86%	1.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 797% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Leisure Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and, therefore, may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

116	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Leisure Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	117

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 12.55%.

Highest Quarter Return (quarter ended 6/30/2009) 24.48%	Lowest Quarter Return (quarter ended 12/31/2008) -29.80%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	1.92%	-2.34%	3.45%
Return After Taxes on Distributions	1.92%	-2.34%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares	1.25%	-1.97%	3.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	2.43%	-1.87%	3.91%
Return After Taxes on Distributions	2.43%	-1.87%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares	1.58%	-1.58%	3.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

118	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	119

Precious Metals Fund

INVESTMENT OBJECTIVE

The Precious Metals Fund (the “Fund”) seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.51%
Total Annual Fund Operating Expenses	1.76%	1.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$179	$554	$954	$2,073
Investor Class Shares	$128	$400	$692	$1,523
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies that provide services to Precious Metals Companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Precious Metals Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and, therefore, may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

120	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Precious Metals Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	121

The Fund commenced operations on December 1, 1993. Advisor Class Shares of the Fund were offered beginning August 1, 2003. The performance shown prior to August 1, 2003 represents the performance of the Fund’s Investor Class Shares adjusted to reflect Advisor Class Shares’ higher expenses.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -11.88%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 3/31/2002) 32.48%	(quarter ended 9/30/2008) -33.84%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Since Inception (8/1/2003)
Return Before Taxes	-24.49%	3.04%	8.80%
Return After Taxes on Distributions	-24.60%	2.99%	8.77%
Return After Taxes on Distributions and Sale of Fund Shares	-15.91%	2.57%	7.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	5.11%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-24.11%	3.54%	12.29%
Return After Taxes on Distributions	-24.22%	3.49%	12.26%
Return After Taxes on Distributions and Sale of Fund Shares	-15.67%	3.01%	11.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

122	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	123

Retailing Fund

INVESTMENT OBJECTIVE

The Retailing Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.74%	0.49%
Total Annual Fund Operating Expenses	1.84%	1.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$187	$579	$995	$2,159
Investor Class Shares	$136	$425	$734	$1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 822% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Retailing Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and, therefore, may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

124	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Retailing Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the retailing sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	125

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 12.56%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2003) 19.88%	(quarter ended 12/31/2008) -24.20%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	4.74%	1.09%	2.88%
Return After Taxes on Distributions	4.71%	1.07%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares	3.08%	0.92%	2.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	5.49%	1.57%	3.33%
Return After Taxes on Distributions	5.46%	1.55%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	3.57%	1.33%	2.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

126	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	127

Technology Fund

INVESTMENT OBJECTIVE

The Technology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.51%
Total Annual Fund Operating Expenses	1.85%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$188	$582	$1,001	$2,169
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Technology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and, therefore, may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

128	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Technology Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies also may fluctuate widely in response to such events.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	129

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.90%.

Highest Quarter Return (quarter ended 6/30/2003) 27.14%	Lowest Quarter Return (quarter ended 6/30/2002) -27.45%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-9.68%	-0.98%	-0.42%
Return After Taxes on Distributions	-9.68%	-0.98%	-0.43%
Return After Taxes on Distributions and Sale of Fund Shares	-6.29%	-0.83%	-0.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-9.21%	-0.46%	0.00%
Return After Taxes on Distributions	-9.21%	-0.46%	-0.01%
Return After Taxes on Distributions and Sale of Fund Shares	-5.98%	-0.39%	0.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

130	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	131

Telecommunications Fund

INVESTMENT OBJECTIVE

The Telecommunications Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.51%
Total Annual Fund Operating Expenses	1.85%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$188	$582	$1,001	$2,169
Investor Class Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 793% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Telecommunications Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and, therefore, may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

132	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Telecommunications Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Telecommunications Companies also may fluctuate widely in response to such events.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	133

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -2.18%.

Highest Quarter Return (quarter ended 12/31/2002) 36.36%	Lowest Quarter Return (quarter ended 6/30/2002) -29.76%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-14.20%	-5.57%	-2.93%
Return After Taxes on Distributions	-15.30%	-6.26%	-3.41%
Return After Taxes on Distributions and Sale of Fund Shares	-9.25%	-5.04%	-2.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-13.85%	-5.14%	-2.52%
Return After Taxes on Distributions	-14.89%	-5.80%	-2.98%
Return After Taxes on Distributions and Sale of Fund Shares	-9.02%	-4.68%	-2.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

134	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	135

Transportation Fund

INVESTMENT OBJECTIVE

The Transportation Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.76%	0.50%
Total Annual Fund Operating Expenses	1.86%	1.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$189	$585	$1,006	$2,180
Investor Class Shares	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,082% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Transportation Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and, therefore, may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

136	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Transportation Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	137

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.58%.

Highest Quarter Return (quarter ended 9/30/2009) 18.91%	Lowest Quarter Return (quarter ended 9/30/2011) -24.42%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-11.52%	-3.21%	1.95%
Return After Taxes on Distributions	-11.52%	-3.26%	1.92%
Return After Taxes on Distributions and Sale of Fund Shares	-7.49%	-2.73%	1.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-11.09%	-2.77%	2.37%
Return After Taxes on Distributions	-11.09%	-2.81%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	-7.21%	-2.36%	2.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

138	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	139

Utilities Fund

INVESTMENT OBJECTIVE

The Utilities Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.74%	0.50%
Total Annual Fund Operating Expenses	1.84%	1.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$187	$579	$995	$2,159
Investor Class Shares	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 549% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Utilities Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and, therefore, may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

140	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Utilities Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the utilities sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

PROSPECTUS	141

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.62%.

Highest Quarter Return (quarter ended 6/30/2003) 20.39%	Lowest Quarter Return (quarter ended 9/30/2002) -23.13%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	17.42%	2.68%	3.83%
Return After Taxes on Distributions	16.79%	1.52%	2.78%
Return After Taxes on Distributions and Sale of Fund Shares	11.29%	1.58%	2.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	17.91%	3.18%	4.38%
Return After Taxes on Distributions	17.33%	2.08%	3.36%
Return After Taxes on Distributions and Sale of Fund Shares	11.62%	2.04%	3.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

142	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	143

Europe 1.25x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Europe 1.25x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.25x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.25x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$530	$913	$1,987

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

144	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund’s exposure to 125% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from $25.6 billion to $192.7 billion as of June 30, 2012. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	145

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.25x	10%	25%	50%	75%	100%
-60%	-75%	-68%	-68%	-69%	-71%	-73%
-50%	-63%	-58%	-58%	-60%	-62%	-64%
-40%	-50%	-47%	-48%	-49%	-52%	-54%
-30%	-38%	-36%	-37%	-39%	-41%	-45%
-20%	-25%	-25%	-26%	-27%	-31%	-36%
-10%	-13%	-12%	-13%	-16%	-20%	-25%
0%	0%	0%	-1%	-4%	-8%	-15%
10%	13%	12%	12%	9%	4%	-4%
20%	25%	25%	25%	20%	17%	8%
30%	38%	38%	38%	33%	27%	18%
40%	50%	52%	51%	46%	40%	29%
50%	63%	65%	64%	60%	53%	41%
60%	75%	80%	78%	73%	65%	54%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 24.93%. The underlying index’s highest one-year volatility rate during the five year period is 39.84%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -9.16%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, the Fund may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

146	PROSPECTUS

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Europe Risk – Because a significant portion of the Fund’s investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

PROSPECTUS	147

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.72%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 34.73%	(quarter ended 12/31/2008) -33.31%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-13.99%	-13.21%	-2.17%
Return After Taxes on Distributions	-13.99%	-13.41%	-2.61%
Return After Taxes on Distributions and Sale of Fund Shares	-9.09%	-10.71%	-1.98%
STOXX 50® Index (reflects no deduction for fees, expenses or taxes)	-8.17%	-5.64%	2.44%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

148	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	149

Japan 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Japan 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

150	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan’s industrial structure. As of June 30, 2012, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from $311 million to $137.9 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	151

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 20.02%. The underlying index’s highest one-year volatility rate during the five year period is 35.11%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -5.17%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

152	PROSPECTUS

Geographic Concentration in Japan Risk – Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PROSPECTUS	153

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100 Index to the Nikkei 225 Stock Average. This change occurred as a result of the Fund’s change in name and investment strategy. Prior to May 1, 2009, the Fund’s investment strategy sought to provide 125% exposure to the Topix 100 Index; therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund’s current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225 Stock Average more appropriately reflects the Fund’s investment universe. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.83%.

Highest Quarter Return (quarter ended 6/30/2009) 44.17%	Lowest Quarter Return (quarter ended 3/31/2009) -33.01%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (2/22/2008)
Return Before Taxes	-29.16%	-16.79%
Return After Taxes on Distributions	-29.16%	-16.80%
Return After Taxes on Distributions and Sale of Fund Shares	-18.96%	-13.63%
Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)	-12.24%	-3.56%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

154	PROSPECTUS

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	155

Emerging Markets 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Emerging Markets 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$557	$959	$2,084

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 883% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

156	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $4.6 billion to over $65.9 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	157

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 29.32%. The underlying index’s highest one-year volatility rate during the five year period is 44.95%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -1.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

158	PROSPECTUS

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

PROSPECTUS	159

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -5.97%.

Highest Quarter Return (quarter ended 12/31/2011) 13.70%	Lowest Quarter Return (quarter ended 9/30/2011) -43.50%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (10/29/2010)
Return Before Taxes	-41.37%	-32.00%
Return After Taxes on Distributions	-42.87%	-33.49%
Return After Taxes on Distributions and Sale of Fund Shares	-26.93%	-27.91%
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	-18.25%	-12.17%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

160	PROSPECTUS

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	161

Inverse Emerging Markets 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Emerging Markets 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.79%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$182	$563	$970	$2,105

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

162	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse leveraged exposure to the underlying index. The Fund also may invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $4.6 billion to over $65.9 billion as of June 30, 2012. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	163

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 29.32%. The underlying index’s highest one-year volatility rate during the five year period is 44.95%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -1.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly insecurities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

164	PROSPECTUS

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

PROSPECTUS	165

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -8.15%.

Highest Quarter Return (quarter ended 9/30/2011) 44.83%	Lowest Quarter Return (quarter ended 12/31/2011) -20.21%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (10/29/2010)
Return Before Taxes	11.66%	-0.68%
Return After Taxes on Distributions	11.66%	-0.68%
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	-0.58%
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	-18.25%	-12.17%

166	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	167

Strengthening Dollar 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Strengthening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$172	$533	$918	$1,998

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

168	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

PROSPECTUS	169

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 10.55%. The underlying index’s highest one-year volatility rate during the five year period is 15.67%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.07%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under

170	PROSPECTUS

certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -0.14%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 9/30/2008) 17.18%	(quarter ended 9/30/2010) -17.58%

PROSPECTUS	171

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/25/2005)
Return Before Taxes	-4.08%	-5.97%	-4.30%
Return After Taxes on Distributions	-4.08%	-7.21%	-5.28%
Return After Taxes on Distributions and Sale of Fund Shares	-2.65%	-5.24%	-3.79%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	1.45%	-0.84%	-1.12%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

172	PROSPECTUS

Weakening Dollar 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Weakening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$172	$533	$918	$1,998

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	173

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse leveraged exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

174	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%
The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 10.55%. The underlying index’s highest one-year volatility rate during the five year period is 15.67%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.07%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

PROSPECTUS	175

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Status as A Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

176	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -2.52%.

Highest Quarter Return (quarter ended 9/30/2010) 19.18%	Lowest Quarter Return (quarter ended 9/30/2008) -15.93%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/25/2005)
Return Before Taxes	-2.88%	0.99%	1.31%
Return After Taxes on Distributions	-2.88%	-1.41%	-0.56%
Return After Taxes on Distributions and Sale of Fund Shares	-1.87%	-0.45%	0.11%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	1.45%	-0.84%	-1.12%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

PROSPECTUS	177

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

178	PROSPECTUS

Real Estate Fund

INVESTMENT OBJECTIVE

The Real Estate Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$164	$508	$876	$1,911

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 974% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies also may include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Real Estate Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and, therefore, may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

PROSPECTUS	179

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Real Estate Sector Risk – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are exposed to issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

180	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 14.71%.

Highest Quarter Return (quarter ended 9/30/2009) 29.51%	Lowest Quarter Return (quarter ended 12/31/2008) -38.29%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	1.58%	-6.01%	2.71%
Return After Taxes on Distributions	1.14%	-6.71%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	1.00%	-5.44%	1.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.29%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

PROSPECTUS	181

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

182	PROSPECTUS

Government Long Bond 1.2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Government Long Bond 1.2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correspond to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will likely differ from the return of the Fund’s benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.2x) and the cumulative performance of the benchmark (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	0.70%	0.45%
Total Annual Fund Operating Expenses	1.45%	0.95%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$148	$459	$792	$1,735
Investor Class Shares	$97	$303	$526	$1,166

PROSPECTUS	183

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,322% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in U.S. government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof). Some of the Fund’s U.S. government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds and enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

184	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	1.2x	10%	25%	50%	75%	100%
-60%	-72%	-67%	-67%	-68%	-69%	-71%
-50%	-60%	-57%	-57%	-58%	-60%	-62%
-40%	-48%	-46%	-46%	-48%	-49%	-51%
-30%	-36%	-35%	-35%	-37%	-39%	-42%
-20%	-24%	-24%	-25%	-25%	-28%	-32%
-10%	-12%	-12%	-13%	-15%	-18%	-22%
0%	0%	0%	0%	-3%	-6%	-12%
10%	12%	12%	11%	9%	5%	-1%
20%	24%	24%	24%	20%	18%	11%
30%	36%	37%	36%	32%	28%	21%
40%	48%	49%	48%	45%	40%	32%
50%	60%	62%	61%	58%	53%	43%
60%	72%	76%	75%	71%	65%	56%

The Long Treasury Bond’s annualized historical volatility rate for the five year period ended June 30, 2012 is 18.82%. The Long Treasury Bond’s highest one-year volatility rate during the five year period is 25.13%. The Long Treasury Bond’s annualized performance for the five year period ended June 30, 2012 is 12.70%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Leveraging Risk –The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.

PROSPECTUS	185

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.41%.

Highest Quarter Return (quarter ended 12/31/2008) 41.48%	Lowest Quarter Return (quarter ended 3/31/2009) -16.06%

186	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Since Inception (8/1/2003)
Return Before Taxes	41.84%	11.84%	9.12%
Return After Taxes on Distributions	40.80%	10.82%	8.02%
Return After Taxes on Distributions and Sale of Fund Shares	27.05%	9.64%	7.27%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	9.06%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	42.92%	12.43%	9.23%
Return After Taxes on Distributions	41.63%	11.21%	7.89%
Return After Taxes on Distributions and Sale of Fund Shares	27.72%	10.02%	7.22%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	8.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

PROSPECTUS	187

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

188	PROSPECTUS

Inverse Government Long Bond Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Government Long Bond Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day’s compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.

	Advisor Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	N/A	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Shareholder Service (12b-1) Fees	0.25%	None
Other Expenses	3.23%	3.23%
Short Interest Expense	2.51%	2.74%
Remaining Other Expenses	0.72%	0.49%
Total Annual Fund Operating Expenses	4.38%	4.13%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares	$439	$1,326	$2,224	$4,518
Investor Class Shares	$415	$1,255	$2,110	$4,314

PROSPECTUS	189

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,107% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

190	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The Long Treasury Bond’s annualized historical volatility rate for the five year period ended June 30, 2012 is 18.82%. The Long Treasury Bond’s highest one-year volatility rate during the five year period is 25.13%. The Long Treasury Bond’s annualized performance for the five year period ended June 30, 2012 is 12.70%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

PROSPECTUS	191

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -6.11%.

Highest Quarter Return (quarter ended 6/30/2009) 12.99%	Lowest Quarter Return (quarter ended 12/31/2008) -26.00%

192	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares	Past 1 Year	Past 5 Years	Since Inception (8/1/2003)
Return Before Taxes	-31.03%	-13.81%	-10.00%
Return After Taxes on Distributions	-31.03%	-14.03%	-10.26%
Return After Taxes on Distributions and Sale of Fund Shares	-20.17%	-11.19%	-7.96%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	9.06%

Investor Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-30.39%	-13.35%	-9.34%
Return After Taxes on Distributions	-30.39%	-13.57%	-9.56%
Return After Taxes on Distributions and Sale of Fund Shares	-19.76%	-10.84%	-7.35%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	8.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Advisor Class Shares and Investor Class Shares held through a third party (e.g., a brokerage account) are subject to the following minimum initial investment amounts:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Advisor Class Shares held directly at Guggenheim Investments generally do not require a minimum investment amount. For Investor Class Shares, non-managed accounts (including retirement accounts) held directly at Guggenheim Investments generally require a minimum account balance of $25,000. Accounts managed by financial professionals are not subject to minimum account balance requirements. However, accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

PROSPECTUS	193

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

194	PROSPECTUS

High Yield Strategy Fund

INVESTMENT OBJECTIVE

The High Yield Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.50%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 583% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries) of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but also may buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

PROSPECTUS	195

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds (“ETFs”), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Default Swaps Risk – The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives, such as bond futures, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

196	PROSPECTUS

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Issuer Specific Risk – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of

PROSPECTUS	197

the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.97%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 9/30/2009) 9.54%	(quarter ended 3/31/2009) -13.04%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (4/16/2007)
Return Before Taxes	3.18%	4.94%
Return After Taxes on Distributions	2.29%	2.25%
Return After Taxes on Distributions and Sale of Fund Shares	2.07%	2.55%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.32%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

198	PROSPECTUS

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	199

Inverse High Yield Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse High Yield Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the high yield bond market.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented

200	PROSPECTUS

by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but also may sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the Fund’s performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and Fund expenses.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Default Swaps Risk – The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

PROSPECTUS	201

Credit Risk – Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating may affect a security’s value and thus have an impact on Fund performance.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives, such as bond futures, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Issuer Specific Risk – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

202	PROSPECTUS

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -7.30%.

Highest Quarter Return (quarter ended 3/31/2009) 10.37%	Lowest Quarter Return (quarter ended 9/30/2009) -10.88%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (4/16/2007)
Return Before Taxes	-8.82%	-9.71%
Return After Taxes on Distributions	-8.82%	-9.94%
Return After Taxes on Distributions and Sale of Fund Shares	-5.73%	-8.08%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.32%

PROSPECTUS	203

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

204	PROSPECTUS

U.S. Long Short Momentum Fund

INVESTMENT OBJECTIVE

The U.S. Long Short Momentum Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$169	$523	$902	$1,965

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments, particularly when seeking “short” exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PROSPECTUS	205

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund’s investments

206	PROSPECTUS

were more broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Basic Materials Sector Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that the Fund’s investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PROSPECTUS	207

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to May 28, 2010, the Fund did not employ hedging as a technique to achieve its objective; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 may have differed had the Fund’s current investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 2.73%.

Highest Quarter Return (quarter ended 6/30/2003) 15.96%	Lowest Quarter Return (quarter ended 12/31/2008) -21.78%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/22/2002)
Return Before Taxes	-6.88%	-0.89%	3.24%
Return After Taxes on Distributions	-6.88%	-1.18%	3.03%
Return After Taxes on Distributions and Sale of Fund Shares	-4.47%	-0.84%	2.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	-0.01%	3.49%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

208	PROSPECTUS

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	209

Event Driven and Distressed Strategies Fund

INVESTMENT OBJECTIVE

The Event Driven and Distressed Strategies Fund (the “Fund”) seeks to achieve capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	1.94%
Fee Waiver and/or Expense Reimbursement**	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.88%
*	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
**	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90% of the Fund’s H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$191	$591	$1,016	$2,201

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 513% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or “junk”) bonds and credit, merger arbitrage and an illiquidity premium. In combination, these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of

210	PROSPECTUS

the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes (“ETNs”); exchange-traded funds (“ETFs”); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. The Fund’s use of derivatives and the leveraged investment exposure created by such use may be significant at times.

Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit and Equity-Linked Derivative Investment Risk – The value of the Fund’s investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

PROSPECTUS	211

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment Technique Risk – Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

212	PROSPECTUS

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk – The Fund is subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Event Driven Liquid Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.39%.

Highest Quarter Return (quarter ended 12/31/2011) 7.95%	Lowest Quarter Return (quarter ended 9/30/2011) -10.94%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-1.04%	6.94%
Return After Taxes on Distributions	-2.08%	4.31%
Return After Taxes on Distributions and Sale of Fund Shares	-0.68%	4.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)	0.43%	8.02%

PROSPECTUS	213

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

214	PROSPECTUS

Long Short Equity Strategy Fund

INVESTMENT OBJECTIVE

The Long Short Equity Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation with less volatility than the S&P 500® Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.40%
Short Sales Dividend and Interest Expense	0.54%
Remaining Other Expenses	0.86%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	2.58%
Fee Waiver and/or Expense Reimbursement**	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	2.47%
*	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
**	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90% of the Fund’s H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$250	$770	$1,316	$2,806

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 983% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	215

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. The Fund also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of exchange-traded notes (“ETNs”) and structured notes; exchange-traded funds (“ETFs”); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit and Equity-Linked Derivative Investment Risk – The value of the Fund’s investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

216	PROSPECTUS

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment Technique Risk – Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

PROSPECTUS	217

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk – The Fund is subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Long/Short Liquid Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 1.14%.

Highest Quarter Return (quarter ended 12/31/2011) 6.08%	Lowest Quarter Return (quarter ended 9/30/2011) -9.67%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	1.51%	7.95%
Return After Taxes on Distributions	0.89%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares	1.24%	6.19%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Long/Short Liquid Index (reflects no deduction for fees, expenses or taxes)	0.35%	7.23%

218	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	219

Long Short Interest Rate Strategy Fund

INVESTMENT OBJECTIVE

The Long Short Interest Rate Strategy Fund (the “Fund”) seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S. Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund’s Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in 3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio’s target duration ranging from fully bullish, with a target duration of approximately 11 years, to fully bearish, with a target duration of approximately negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model’s signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds (“ETFs”). The Fund also may invest in options, futures and swap

220	PROSPECTUS

agreements to hedge the Fund’s exposure to U.S. Treasury securities and for non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. The Fund’s use of derivatives and the leveraged investment exposure created by such use may be significant at times. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment Technique Risk – Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

PROSPECTUS	221

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -2.46%.

Highest Quarter Return (quarter ended 12/31/2011) -0.38%	Lowest Quarter Return (quarter ended 3/31/2011) -3.74%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-9.02%	-3.09%
Return After Taxes on Distributions	-9.02%	-3.24%
Return After Taxes on Distributions and Sale of Fund Shares	-5.86%	-2.67%
Barclays U.S. Aggregate Government Treasury Index (reflects no deduction for fees, expenses or taxes)	9.82%	6.43%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

INVESTMENT SUB-ADVISOR

American Independence Financial Services, LLC serves as the investment sub-adviser of the Fund.

222	PROSPECTUS

PORTFOLIO MANAGERS

•	T. Kirkham ‘Kirk’ Barneby, Chief Strategist & Portfolio Manager, Taxable Fixed Income of the Sub-Advisor. Mr. Barneby has been associated with the Sub-Advisor since 2008.

•	Glenn Dorsey, CFA, Portfolio Manager of the Sub-Advisor. Mr. Dorsey has been associated with the Sub-Advisor since 2009.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	223

All-Asset Conservative Strategy Fund

INVESTMENT OBJECTIVE

The All-Asset Conservative Strategy Fund (the “Fund”) seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None
Distribution (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	1.09%
Total Annual Fund Operating Expenses*	1.09%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts (“REITs”) and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to the other Asset Allocation Funds. The Advisor may change the Fund’s asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below. Unless otherwise noted, each underlying fund listed below is a series of the Trust.

•

Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure

224	PROSPECTUS

Value Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund (the Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund and Small Cap Growth Fund are separate series of Security Equity Fund)

•

Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond Series, and U.S. Government Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series are separate series of Security Equity Fund)

•

International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and Global Fund (the Global Fund is a series of the Security Equity Fund)

•

Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Global Managed Futures Strategy Fund

The Fund also may invest in exchange-traded funds (“ETFs”), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s and certain of the underlying funds’ indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

PROSPECTUS	225

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund’s investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – An underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of certain of the underlying funds investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Geographic Concentration in Japan Risk – Targeting Japan could hurt certain of the underlying funds’ performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund’s investments, including stocks, bonds, ETFs, and Unit Investment Trusts (“UITs”). For example, interest and/or dividend income produced by certain of the Fund’s investments will vary over time, which may cause the Fund’s value to fluctuate.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

226	PROSPECTUS

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries.”) The Subsidiaries are not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries’ investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund’s and underlying funds’ use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PROSPECTUS	227

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds’ investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short

228	PROSPECTUS

selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds’ ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk – Certain of the underlying funds’ assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.71%.

Highest Quarter Return (quarter ended 9/30/2009) 8.60%	Lowest Quarter Return (quarter ended 3/31/2009) -9.14%

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AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-1.51%	1.56%	2.50%
Return After Taxes on Distributions	-1.98%	0.87%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares	-0.99%	0.94%	1.74%
Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	3.97%	3.94%	5.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

230	PROSPECTUS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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All-Asset Moderate Strategy Fund

INVESTMENT OBJECTIVE

The All-Asset Moderate Strategy Fund (the “Fund”) seeks to primarily provide growth of capital and, secondarily, preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None
Distribution (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	1.14%
Total Annual Fund Operating Expenses*	1.14%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to the other Asset Allocation Funds. The Advisor may change the Fund’s asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

•

Domestic Equity Funds: Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund,

232	PROSPECTUS

NASDAQ-100® Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund (the Russell 2000® 2x Strategy Fund and S&P 500 2x Strategy Fund are series of Rydex Dynamic Funds and the Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of Security Equity Fund)

•

Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond Series, and U.S. Government Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series are series of Security Income Fund)

•

International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and Global Fund (the Global Fund is a series of Security Equity Fund)

•

Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Global Managed Futures Strategy Fund

The Fund also may invest in exchange-traded funds (“ETFs”), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s and certain of the underlying funds’ indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of

PROSPECTUS	233

this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund’s investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – An underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of certain of the underlying funds investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Geographic Concentration in Japan Risk – Targeting Japan could hurt certain of the underlying funds’ performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund’s investments, including stocks, bonds, ETFs, and Unit Investment Trusts (“UITs”). For example, interest and/or dividend income produced by certain of the Fund’s investments will vary over time, which may cause the Fund’s value to fluctuate.

234	PROSPECTUS

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries.”) The Subsidiaries are not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries’ investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund’s and underlying funds’ use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PROSPECTUS	235

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds’ investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

236	PROSPECTUS

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds’ ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk – Certain of the underlying funds’ assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.92%.

Highest Quarter Return (quarter ended 9/30/2009) 11.21%	Lowest Quarter Return (quarter ended 9/30/2011) -9.58%

PROSPECTUS	237

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-2.68%	0.88%	2.13%
Return After Taxes on Distributions	-3.03%	0.36%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares	-1.74%	0.46%	1.41%
Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	2.48%	2.42%	3.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

238	PROSPECTUS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	239

All-Asset Aggressive Strategy Fund

INVESTMENT OBJECTIVE

The All-Asset Aggressive Strategy Fund (the “Fund”) seeks to primarily provide growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None
Distribution (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	1.19%
Total Annual Fund Operating Expenses*	1.19%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to the other Asset Allocation Funds. The Advisor may change the Fund’s asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•

Domestic Equity Funds: NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund,

240	PROSPECTUS

Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund (the NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500 2x Strategy Fund are series of Rydex Dynamic Funds and the Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of Security Equity Fund)

•

Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond Series, and U.S. Government Money Market Fund (the High Yield Series and the U.S. Intermediate Bond Series are series of Security Income Fund)

•

International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Global Fund (the Global Fund is a series of Security Equity Fund)

•

Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Global Managed Futures Strategy Fund

The Fund also may invest in exchange-traded funds (“ETFs”), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s and certain of the underlying funds’ indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

PROSPECTUS	241

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund’s investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – An underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of certain of the underlying funds investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Geographic Concentration in Japan Risk – Targeting Japan could hurt certain of the underlying funds’ performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund’s investments, including stocks, bonds, ETFs, and Unit Investment Trusts (“UITs”). For example, interest and/or dividend income produced by certain of the Fund’s investments will vary over time, which may cause the Fund’s value to fluctuate.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

242	PROSPECTUS

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries.”) The Subsidiaries are not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries’ investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund’s and underlying funds’ use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PROSPECTUS	243

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds’ investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short

244	PROSPECTUS

selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds’ ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk – Certain of the underlying funds’ assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.62%.

Highest Quarter Return (quarter ended 9/30/2009) 13.68%	Lowest Quarter Return (quarter ended 9/30/2011) -12.37%

PROSPECTUS	245

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-4.47%	0.13%	1.60%
Return After Taxes on Distributions	-4.80%	-0.36%	0.70%
Return After Taxes on Distributions and Sale of Fund Shares	-2.91%	-0.17%	0.86%
Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	0.00%	0.89%	2.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

246	PROSPECTUS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	247

U.S. Government Money Market Fund

INVESTMENT OBJECTIVE

The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, high current income, and liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Shareholder Service (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements collateralized fully by U.S. government securities. The Fund also may invest in other securities that are determined to be “Eligible Securities” as defined in Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”), including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (also known as The World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates in compliance with U.S. Securities and Exchange Commission (the “SEC”) rules, including Rule 2a-7, which impose certain liquidity, maturity and diversification requirements on all registered money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities as defined by Section 2(a)(16) of the 1940 Act (and derivatives thereof). Section 2(a)(16) of the 1940 Act defines “government security” to mean any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

248	PROSPECTUS

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk – Income Risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Stable Price Per Share Risk – The Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

PERFORMANCE INFORMATION

Effective upon the close of business on June 15, 2012, the Fund converted its existing Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and Investor2 Class Shares with a single share class. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund’s former Investor Class Shares, which were subject to the same fees and expenses as the shares offered in this Prospectus. The Fund’s shares would have annual returns substantially similar to those of the former Investor Class Shares because they are invested in the same portfolio of securities. The variability of performance over time provides an indication of the risks of investing the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the Fund’s former Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 0.00%.

Highest Quarter Return (quarter ended 12/31/2006) 1.10%	Lowest Quarter Return (quarter ended 09/30/2011) 0.00%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	0.01%	1.17%	1.38%

PROSPECTUS	249

YIELD

Call 800.820.0888 for the Fund’s current yield.

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Shares held either directly with Guggenheim Investments or through a third party (e.g., a brokerage account) are not subject to a minimum initial investment amount or a minimum account balance. However, if you exchange shares of the Fund for shares of another fund in the Guggenheim Investments family of funds you will be subject to the purchaser eligibility requirements of the applicable share class of that fund, which may include initial investment amount and account balance requirements. Any such requirements will be disclosed in each fund’s prospectus. In addition, accounts opened through a financial intermediary (non-direct) may be subject to that financial intermediary’s minimum initial investment amount and account balance requirements.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

The Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydex-sgi.com.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

250	PROSPECTUS

More Information about the Trust and the Funds

Rydex Series Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes Advisor Class Shares, Investor Class Shares, and H-Class Shares of the Funds listed below, as well as shares of the U.S. Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).

DOMESTIC EQUITY FUNDS – Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, and S&P SmallCap 600 Pure Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund

SPECIALTY FUNDS – Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Real Estate Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

ALTERNATIVES FUNDS – U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Long Short Interest Rate Strategy Fund

ASSET ALLOCATION FUNDS – All-Asset Aggressive Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Conservative Strategy Fund

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The following sections provide additional information regarding certain of the Funds’ investment objectives.

Each Domestic Equity Fund, International Equity Fund, Specialty Fund (except the Real Estate Fund), and Fixed Income Fund (except the High Yield Strategy Fund and Inverse High Yield Strategy Fund) may change its underlying index or benchmark without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

Emerging Markets 2x Strategy Fund and Strengthening Dollar 2x Strategy Fund. If the Fund meets its investment objectives the value of the Fund’s shares will tend to increase on a daily basis by 200% of any increase in the value of the Fund’s underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10% on that day).

Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of any decrease in the value of the Fund’s underlying index (e.g., if the value of the Fund’s underlying index goes down by 5%, the value of the Fund’s shares should go up by 10% on that day).When the value of the Fund’s underlying index increases, the value of the Fund’s shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the Fund’s underlying index goes up by 5%, the value of the Fund’s shares should go down by 10% on that day).

Inverse Mid-Cap Strategy, Inverse NASDAQ-100® Strategy, Inverse Russell 2000® Strategy and Inverse S&P 500 Strategy Funds. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase during times when the value of the Fund’s underlying index is decreasing. When the value of the Fund’s underlying index is increasing, however, the value of the Fund’s shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund’s shares should go down by 5% on that day).

PROSPECTUS	251

Mid-Cap 1.5x Strategy, Russell 2000® 1.5x Strategy and Europe 1.25x Strategy Funds. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase during times when the performance of the Fund’s underlying index is increasing. When the value of the Fund’s underlying index is decreasing, the value of the Fund’s shares will tend to decrease.

Nova Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 7.5% on that day).

NASDAQ-100®, Russell 2000®, S&P 500, S&P 500 Pure Growth, S&P 500 Pure Value, S&P MidCap 400 Pure Growth, S&P MidCap 400 Pure Value, S&P SmallCap 600 Pure Growth, and S&P SmallCap 600 Pure Value Funds. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by the percentage of any increase in the value of the Fund’s underlying index. When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index.

Japan 2x Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund’s underlying index decreases, the value of the Fund’s shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under “Calculating NAV,” the value of the Fund’s shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

Government Long Bond 1.2x Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund’s shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund’s shares should go down by 6% on that day).

Inverse Government Long Bond Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund’s shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund’s shares should go down by 2% on that day).

Inverse High Yield Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund’s shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund’s shares should decrease by 5% on that day).

PRINCIPAL INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund’s investment objective. The Advisor places particular emphasis on controlling risk relative to each Fund’s benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Alternatives Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. The Alternatives Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds may, but will not necessarily, invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower returns and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Alternatives Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds may not achieve their respective investment objectives.

Each Domestic Equity Fund’s, Sector Fund’s, International Equity Fund’s, Fixed Income Fund’s, and the Real Estate Fund’s and U.S. Government Money Market Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

Domestic Equity Funds, International Equity Funds, Specialty Funds (except for the Real Estate Fund), and Fixed Income Funds (except for the High Yield Strategy Fund and Inverse High Yield Strategy Fund). In managing the Funds, the Advisor uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective for the Funds is to match or correlate as closely as possible with the performance of each Fund’s underlying index or other benchmark. The Advisor uses

252	PROSPECTUS

quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The following Funds – Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund – are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures contracts and options on securities, futures contracts, and stock indices, and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund’s assets. For the Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

Sector and Real Estate Funds. In managing the Sector Funds and the Real Estate Fund, the Advisor’s objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector and Real Estate Funds to ensure that each Fund remains a valid representation of its sector.

Alternatives Funds. While the Alternatives Funds seek to target return characteristics similar to those achieved by certain hedge fund strategies, the Alternatives Funds are registered investment companies and, thus, are subject to the comprehensive regulatory scheme of the 1940 Act and other federal securities laws. As a result, the Alternatives Funds are not permitted to engage in certain investment activities to the same extent as hedge funds, such as borrowing and leverage. Therefore, the Alternatives Funds may seek to achieve their investment objectives through the use of investment techniques that differ from those employed by hedge funds.

U.S. Long Short Momentum Fund. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor’s buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund’s investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

Event Driven and Distressed Strategies Fund. The Event Driven and Distressed Strategies Fund seeks to provide investment results that generally correspond to the performance of the event driven hedge fund universe. Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event driven hedge funds can invest in equities, fixed income instruments (investment grade, high yield, bank, convertible and distressed debt), options and various other derivatives. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations. Many managers use a combination of strategies that typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities and adjust exposures based on the opportunity sets in each sub-sector.

Long Short Equity Strategy Fund. The Long Short Equity Strategy Fund seeks to provide investment exposure similar to that provided by a broad universe of long short equity hedge funds. Long short equity strategies employed by hedge funds vary greatly in style and investment approach. They may be: net long, net short, or market neutral; highly diversified or concentrated; global or single country focused; broad-based or concentrated on specific industries; or long-biased, hedged, or short-biased.

PROSPECTUS	253

Long Short Interest Rate Strategy Fund. The Long Short Interest Rate Strategy Fund’s investment model uses a statistically-based process that analyzes economic factors together with the judgments of investor psychology to determine an interest rate outlook. The Sub-Advisor is responsible for constructing a model and providing the Advisor with the signals generated by the model, the methodology of which is grounded in the basic economic theory of interest rate behavior and combines measures of economic growth and inflation expectations to identify cyclical interest rate trends. Technical factors are incorporated into the methodology to identify and opportunistically capture the overshooting that interest rates frequently exhibit.

The factors used in the model are selected based on the following three criteria: (1) quantitative significance in explaining the volatility of interest rates; (2) scenario simulations to evaluate the factor’s contribution to performance when simulated over a significant time period against changes in the levels of economic activity; and (3) judgment with regard to the factor’s conceptual plausibility based on the fundamentals and the behavior of interest rates over the economic cycle. The Sub-Advisor will continuously manage the model and the model’s signals will contain such information necessary for the Advisor to implement the Long Short Interest Rate Strategy Fund’s investment strategy.

High Yield Strategy and Inverse High Yield Strategy Funds. The Advisor’s primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

Asset Allocation Funds. Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies, the Guggenheim Investments family of funds (collectively, the “underlying funds”), which are advised by the Advisor and in ETFs instead of in individual securities.

In managing the Asset Allocation Funds, the Advisor uses many of the tenets of Essential Portfolio Theory (“EPT”), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today’s financial markets. EPT attempts to maximize returns for a benchmark-targeted level of risk by investing each Fund’s assets in underlying funds comprised of equities, fixed income and money market instruments, alternative asset classes, and alternative investment strategies.

In seeking to achieve the goal of maximizing returns for each Fund’s risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the “optimization process”). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund’s asset allocations.

The Asset Allocation Funds seek to integrate many of the central tenets of EPT, which include:

•

Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

•

Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

•

Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create an absolute return strategy.

254	PROSPECTUS

•

Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

•

Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

•	Implementing multifactor strategies: When estimating an asset’s expected return, consider a variety of factors, such as growth, value, size and momentum.

•

Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of over concentration of an asset class in a volatile market.

The Asset Allocation Funds offer three choices for different investment styles in accordance with different target risks. The following table indicates each Fund’s typical target allocation and risk, which is how each Fund’s investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund’s target allocation may differ from these ranges, depending on market conditions or other factors.

Fund	Target Risk	Target Allocation Range
ALL-ASSET CONSERVATIVE STRATEGY FUND	LOW
Equity		15-60%
Fixed Income/Money Market		20-70%
Alternative		0-55%
ALL-ASSET MODERATE STRATEGY FUND	MEDIUM
Equity		20-75%
Fixed Income/Money Market		10-60%
Alternative		0-55%
ALL-ASSET AGGRESSIVE STRATEGY FUND	HIGH
Equity		30-90%
Fixed Income/Money Market		0-40%
Alternative		0-55%

In general, the All-Asset Conservative Strategy Fund may be appropriate for investors who have low risk tolerance and primarily seek preservation of capital from their investment. The All-Asset Moderate Strategy Fund may be appropriate for investors who have moderate risk tolerance, primarily seek growth from their investment, and are willing to bear some short-term price fluctuations in exchange for potentially higher returns over time. The All-Asset Aggressive Strategy Fund may be appropriate for investors who have an aggressive risk tolerance, primarily seek growth from their investment, and seek to maximize long-term returns with the ability to accept possible significant short or long-term losses.

Most underlying funds have risks associated with them as described either in this Prospectus or each underlying fund’s individual prospectus. You also may request an underlying fund’s prospectus or Statement of Additional Information by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100, or visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK LEVERAGED AND INVERSE INVESTMENT RESULTS

The Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Nova Fund, Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund (the “Daily Leveraged Funds”) seek daily leveraged investment results. The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund also seek leveraged investment results (the “Leveraged Funds”). The Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Leveraged Inverse Funds”) seek to provide leveraged investment results that match or correlate to the opposite of the performance of a specific benchmark on a daily basis. The Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse Government Long Bond Strategy Fund (the “Daily Inverse Funds”) seek to provide investment results that match or correlate to the opposite of the performance of a specific benchmark on a daily basis. The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the

PROSPECTUS	255

high yield bond market (the “Inverse Fund”). The Daily Leveraged Funds, Leveraged Funds, Leveraged Inverse Funds, Daily Inverse Funds and the Inverse Fund may be referred to collectively as the “Funds.”

As discussed in each Fund’s Summary section, the Funds’ performance is subject to the effects of compounding and leverage, which are discussed in more detail below.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The effect of leverage on a fund will generally cause the fund’s performance to not match or correlate to the performance of the index underlying the fund’s benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund’s benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the NAV of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund’s benchmark due to the compounding effect of losses and gains on the returns of the fund. It also is expected that a fund’s use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the effect of leverage on fund performance in comparison to the performance of the fund’s underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the effect of leverage, the hypothetical graphs assume: (i) no tracking error (see “Tracking Error Risk” under “Descriptions of Principal Risks”); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund’s performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index’s volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. For example, the average of the most recent five-year historical volatility for the period ending June 30, 2012 of the S&P 500® Index is 19.12%. The S&P 500® Index’s volatility may be more or less significant at any given time. The indices underlying the Funds’ benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average historical volatility for the five-year period ended June 30, 2012 of the other indices underlying the Funds’ benchmarks is as follows: NASDAQ-100 Index® 22.52%; Russell 2000® Index 24.81%; S&P MidCap 400® Index 22.89%; STOXX 50® Index 24.93%; Nikkei 225 Stock Average 20.02%; BNY Mellon Emerging Markets 50 ADR Index 29.32%; and U.S. Dollar Index 10.55%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

256	PROSPECTUS

PROSPECTUS	257

MARKET VOLATILITY. Each Daily Leveraged Fund and Leveraged Inverse Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Daily Leveraged Fund or Leveraged Inverse Fund attempts to, and no Daily Leveraged Fund or Leveraged Inverse Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Daily Leveraged Fund and Leveraged Inverse Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Daily Leveraged Fund’s or Leveraged Inverse Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2x daily leveraged fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x daily leveraged fund widens to approximately -14.8% while the loss for a 2x inverse fund rises to 38.0%. At higher ranges of volatility, there is a chance of a near complete loss of fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, a 2x leveraged inverse fund targeted to the same benchmark would be expected to lose more than 90% of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Benchmark Annualized Volatility Range	Hypothetical 2x Leveraged Fund Loss	Hypothetical 2x Inverse Fund Loss
10%	-1.0%	-2.9%
20%	-3.9%	-11.3%
30%	-8.6%	-23.6%
40%	-14.8%	-38.0%
50%	-22.2%	-52.7%
60%	-30.4%	-66.0%
70%	-39.1%	-77.1%
80%	-47.5%	-85.3%
90%	-56.2%	-91.3%
100%	-64.0%	-95.1%

258	PROSPECTUS

Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.

Table 2 shows the range of volatility for the indices to which the Daily Leveraged Funds and Leveraged Inverse Funds are benchmarked for the five year period ended June 30, 2012. (In historical terms, volatility ranges during this period were extremely high). The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from 9.68% to 27.19%. Since market volatility, like that experienced by the markets recently, has negative implications for funds that rebalance daily, investors should be sure to monitor and manage their investments in the Daily Leveraged Funds and Leveraged Inverse Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Daily Leveraged Funds and Leveraged Inverse Funds for long periods. These tables are intended to simply underscore the fact that the Daily Leveraged Funds and Leveraged Inverse Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Table 2

Index	Volatility Average for the Five Year Period Ended June 30, 2012
S&P 500® Index	19.12%
S&P MidCap 400® Index	22.89%
Russell 2000® Index	24.81%
NASDAQ-100 Index®	22.52%
Nikkei 225 Stock Average	20.02%
STOXX 50® Index	24.93%
U.S. Dollar Index	10.55%
BNY Mellon Emerging Markets 50 ADR Index	29.32%

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Daily Leveraged Fund seeks daily exposure to its target index equal to or in excess of 120% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Daily Leveraged Fund the risk of total loss of your investment exists in the event of a movement of the Daily Leveraged Fund’s target index in excess of 50% in a direction adverse to the Daily Leveraged Fund (meaning a decline in the value of the target index of a Daily Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund’s target index in excess of 50% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

THE PROJECTED RETURNS OF LEVERAGED FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Daily Leveraged Funds and Leveraged Inverse Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Daily Leveraged Fund’s underlying index gains 10% for a week, the Daily Leveraged Fund’s shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Daily Leveraged Fund’s or Leveraged Inverse Fund’s daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Daily Leveraged Fund’s or Leveraged Inverse Fund’s performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index affect a Daily Leveraged Fund’s and Leveraged Inverse Fund’s performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Daily Leveraged Fund and Leveraged Inverse Fund over a 10 trading day period and do not reflect expenses of any kind.

PROSPECTUS	259

Table 1: No Clear Trend In the Market

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%	$90.00	-10.00%	-10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.48%	$81.43	-9.52%	-18.57%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%	$96.23	18.18%	-3.77%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%	$115.48	20.00%	15.48%
Day 5	85	-5.56%	-15.00%	$70.10	-11.11%	-29.90%	$128.31	11.11%	28.31%
Day 6	100	17.65%	0.00%	$94.83	35.29%	-5.17%	$83.03	-35.29%	-16.97%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%	$91.33	10.00%	-8.67%
Day 8	100	5.26%	0.00%	$94.34	10.53%	-5.66%	$81.71	-10.53%	-18.29%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.77%	$73.54	-10.00%	-26.46%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.11%	$80.55	9.52%	-19.45%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Daily Leveraged Fund and Leveraged Inverse Fund for the period which bears little relationship to the performance of the Funds’ target index for the 10 trading day period.

Table 2: Clear Trend that Market Rises

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%	$96.00	-4.00%	-4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%	$92.24	-3.92%	-7.76%
Day 3	106	1.92%	6.00%	$112.24	3.85%	12.24%	$88.69	-3.85%	-11.31%
Day 4	108	1.89%	8.00%	$116.47	3.77%	16.47%	$85.34	-3.77%	-14.66%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%	$82.18	-3.70%	-17.82%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.18%	$79.19	-3.64%	-20.81%
Day 7	114	1.79%	14.00%	$129.65	3.57%	29.65%	$76.36	-3.57%	-23.64%
Day 8	116	1.75%	16.00%	$134.20	3.51%	34.20%	$73.68	-3.51%	-26.32%
Day 9	118	1.72%	18.00%	$138.82	3.45%	38.82%	$71.14	-3.45%	-28.86%
Day 10	120	1.69%	20.00%	$143.53	3.39%	43.53%	$68.73	-3.39%	-31.27%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Daily Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Daily Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

260	PROSPECTUS

Table 3: Clear Trend that Market Declines

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	-4.00%	-4.00%	$104.00	4.00%	4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%	$108.24	4.08%	8.24%
Day 3	94	-2.08%	-6.00%	$88.24	-4.17%	-11.76%	$112.76	4.17%	12.76%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%	$117.55	4.26%	17.55%
Day 5	90	-2.17%	-10.00%	$80.82	-4.35%	-19.18%	$122.66	4.35%	22.66%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.78%	$128.12	4.44%	28.12%
Day 7	86	-2.27%	-14.00%	$73.71	-4.55%	-26.29%	$133.94	4.55%	33.94%
Day 8	84	-2.33%	-16.00%	$70.29	-4.65%	-29.71%	$140.17	4.65%	40.17%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.06%	$146.84	4.76%	46.84%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.33%	$154.01	4.88%	54.01%

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Daily Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Daily Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. The risks below may not be applicable to each Fund. Please consult the Fund Summary sections to determine which risks are applicable to a particular Fund.

Active Trading Risk – A significant portion of the Fund’s assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Capitalization Securities Risk – For each Domestic Equity Fund, Sector Fund, International Equity Fund, and the Real Estate Fund, U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, and Long Short Equity Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, the Fund’s or underlying funds’ investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Fund’s portfolio, and in the case of the Asset Allocation Funds, in an underlying fund’s portfolio, may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components of its underlying index or other benchmark it is subject to the risk that the predominate capitalization range represented in its underlying index or benchmark may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Commodity-Linked Derivative Investment Risk – In the case of the Asset Allocation Funds, certain of the underlying funds’ exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value

PROSPECTUS	261

of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index or benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

An underlying fund’s investments in commodity-linked derivatives are subject to a substantial risk of loss. When an underlying fund purchases or sells a commodity futures contract, sells a commodity option or engages in off-exchange foreign currency trading, it may sustain a total loss of the initial margin or other monies posted by the underlying fund to establish or maintain its position. If the market moves against the underlying fund’s position, it may be required to post additional monies to maintain its position, which also are subject to total loss. If the underlying fund chooses not to post additional monies to maintain a position, it may be forced to liquidate the position at a loss. Certain of the underlying funds’ investment in commodity-related investment products may lead to substantial losses, which can significantly and adversely affect the net asset value (“NAV”) of the Fund and, consequently, a shareholder’s interest in the Fund.

Index-Linked and Commodity-Linked “Structured” Securities – In the case of the Asset Allocation Funds, certain of the underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the Standard & Poor’s Diversified Trends Indicator® or S&P GSCITM Commodity Index. These are “commodity-linked” or “index-linked” securities. They are sometimes referred to as “structured securities” because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, an underlying fund may receive more or less principal than it originally invested. An underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

Structured Note Risk – In the case of the Asset Allocation Funds, certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note paid by an underlying fund may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes. However, the Advisor believes that other mutual funds will continue to increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

Conflicts of Interest Risk – In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also is responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its underlying index or benchmark, or its weighting of investment exposure to such securities or industries may be different from that of its underlying index or benchmark. In addition, the Fund may invest in securities or financial instruments not included in its underlying index or benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the

262	PROSPECTUS

Fund being over- or under-exposed to its benchmark. If the Fund seeks to meet its investment objective on a daily basis, activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Each of the Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund is considered a “leveraged” fund because it seeks to match or correlate to a multiple or a multiple of the inverse of the performance of the Fund’s underlying index or benchmark on a daily basis. The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are also “leveraged” funds but have investment objectives to correlate to a multiple of the performance of each Fund’s underlying index over time. The Funds listed above are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from the Nova Fund’s, Mid-Cap 1.5x Strategy Fund’s, Russell 2000® 1.5x Strategy Fund’s, Strengthening Dollar 2x Strategy Fund’s, Weakening Dollar 2x Strategy Fund’s, and Government Long Bond 1.2x Strategy Fund’s having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of the Fund to be either greater than or less than the performance of the Fund’s underlying index or benchmark (or the inverse of the performance of the Fund’s underlying index or benchmark) times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Counterparty Credit Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, credit default swap agreements, and structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Advisor considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

To the extent the Fund’s or an underlying fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

Credit Default Swap Risk – The Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s or an underlying fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

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Credit Risk – For the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

Credit and Equity-Linked Derivative Investment Risk – Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.

Structured Note Risk – The Fund intends to invest in credit and equity-linked structured notes to a significant extent. The performance of these notes is determined by the price movement of the investment, security or index underlying the note. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.

Currency Risk – The Fund’s, and in the case of the Asset Allocation Funds, certain of the underlying funds’, indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund’s exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. dollar. Conversely, the Weakening Dollar 2x Strategy Fund’s exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. dollar. To the extent the U.S. Dollar Index® is heavily weighted in a particular currency, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will necessarily have concentrated exposures to that same currency. Currently, the Euro is the most heavily weighted of the six foreign currencies represented by the U.S. Dollar Index® at approximately 58%. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in sovereign debt levels and trade deficits; domestic and foreign inflation and interest rates and investors’ expectations concerning those rates; currency exchange rates; investment and trading activities of other funds, including hedge funds and currency funds; and global or regional political, economic or financial events and situations and the imposition of currency controls or other political developments in the U.S. or abroad. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Europe 1.25x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may have indirect and direct exposure to the euro, which has experienced increased volatility in recent months. The increased volatility in the price of euro, which has fluctuated widely over the past several years, is due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on EU members’ participation in the European Monetary Union and the value of the euro. If such volatility persists, the euro may not maintain its current purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s or an underlying fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market,

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or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Asset Allocation Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They also may be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

Futures Contracts – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund’s or an underlying fund’s use of futures and options contracts include:

•	The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

•

Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

Emerging Markets Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging

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market countries. The Asset Allocation Funds also may be subject to this risk with respect to certain of the underlying funds’ investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Exchange-Traded Notes (ETNs) Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s or an underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund or underlying fund holds its investment in an ETN until maturity, the issuer will give the Fund or underlying fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Foreign Issuer Exposure Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, ETFs, and structured notes, that are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

Fund of Funds Risk – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and

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indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund’s investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

Geographic Concentration in Japan Risk – Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990s and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Growth Stocks Risk – Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, an investment in growth stocks also may be susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. Growth stocks also typically have little or no dividend income to absorb the effect of adverse market conditions.

High Yield Risk – The Fund, or in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or underlying fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

Income Risk – Income Risk involves the potential for decline in the Fund’s, and in the case of the Asset Allocation Funds, certain of the underlying funds’ yield (the rate of dividends the Fund or the underlying fund pays) in the event of declining interest rates. Because the Fund or underlying fund primarily invests in money market instruments and other short-term securities that are based on short-term interest rates, which can fluctuate significantly over short periods, the risk of decline in the Fund’s or underlying fund’s yield may be greater than funds that invest in longer term securities that lock in interest rates. For example, if the Fund or an underlying fund invests in money market securities with maturities of less than one year and interest rates decline, then the yield of the Fund or underlying fund will also decline because when the money market securities mature, the returns are reinvested at lower interest rates.

Industry Concentration Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds’ may concentrate their investments in a limited number of issuers conducting business in the same industry or group of related industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

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Interest Rate Risk – The Fund may be subject to Interest Rate Risk. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund – a means of achieving an overall investment objective of principal safety – reduces the likelihood of price fluctuation.

Investment in Investment Companies Risk – The Fund may purchase shares of investment companies, such as ETFs, mutual funds, unit investment trusts, and closed-end investment companies, which may trade at discount to their NAV, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. The Asset Allocation Funds, in particular, will regularly invest in other investment companies, including the underlying funds, some of which also may invest in investment companies, and ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in an Asset Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in an Asset Allocation Fund may receive taxable gains as a result of the underlying funds’ portfolio transactions in addition to the taxable gains attributable to an Asset Allocation Fund’s transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and certain of the underlying funds may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, not subject to the regulatory scheme of the 1940 Act.

Exchange-Traded Fund (ETF) Risk – The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, Long Short Interest Rate Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

Investment in the Subsidiary Risk – In the case of the Asset Allocation Funds, certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries”). The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, each such underlying fund, as an investor in its respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, each such underlying fund wholly owns and controls its respective Subsidiary, and the underlying funds and the Subsidiaries are both managed by the Advisor, making it unlikely that the Subsidiaries will take action contrary to the interests of the underlying funds or their shareholders. While the Subsidiaries have their own board of directors that is responsible for overseeing the operations of the Subsidiaries, the underlying funds’ Board has oversight responsibility for the investment activities of the underlying funds, including their investments in the Subsidiaries, and each underlying fund’s role as the sole shareholder of its respective Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiaries, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the underlying funds in managing each Subsidiary’s portfolio. It is not currently expected that shares of the Subsidiaries will be sold or offered to investors other than the underlying funds.

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Changes in the laws of the United States and/or the Cayman Islands, under which the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underling funds and/or the Subsidiaries to operate as intended and could negatively affect the underlying funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Technique Risk – The Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, Long Short Interest Rate Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may use investment techniques that may be considered aggressive. Risks associated with the use of derivatives, including futures contracts, options, structured notes, and swap agreements, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund or underlying fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund or underlying fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying the Fund’s or underlying fund’s derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund or underlying fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund or underlying fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s or underlying fund’s position in a particular instrument when desired.

Issuer Specific Risk – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer’s goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

Leveraging Risk – The U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund may each invest in leveraged instruments in pursuit of its investment objective. The Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund and certain of the Asset Allocation Funds’ underlying funds, achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund and certain of the underlying funds invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund or underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s or underlying fund’s investment income, resulting in greater losses. The value of the Nova Fund’s, Mid-Cap 1.5x Strategy Fund’s, Russell 2000® 1.5x Strategy Fund’s, International Equity Funds’, Strengthening Dollar 2x Strategy Fund’s, Weakening Dollar 2x Strategy Fund’s, Government Long Bond 1.2x Strategy Fund’s, and in the case of the Asset Allocation Funds, certain of the underlying funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund’s or underlying fund’s investment strategies involve the use of leverage. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is

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not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s or an underlying fund’s portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

Market Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s or an underlying fund’s investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s or an underlying fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and may be affected by a general decline in market segments relating to its underlying index or benchmark. The Fund invests in securities included in, or representative of, its underlying index, regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining markets. As a result, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions.

Portfolio Turnover Risk – The Fund’s strategy, or in the case of the Asset Allocation Funds, certain of the underlying funds’ strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund’s or an underlying fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund will enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund will enter into repurchase agreements only with counterparties that the Advisor believes present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Sector Risk – The Sector Risk applicable to each Fund is as follows:

Agriculture Sector Risk – The risk that the securities of issuers in the agriculture sector that certain of the Asset Allocation Funds’ underlying funds purchase will underperform the market as a whole. To the extent that an underlying fund’s

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investments are exposed, directly and indirectly, to the agriculture sector, the underlying fund, and thus the Asset Allocation Fund, is subject to legislative or regulatory changes, adverse market conditions and increased competition affecting the agriculture sector. In addition, investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the underlying fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of a direct or indirect investment in the agriculture sector could decline, which would adversely affect an investment in the underlying fund, and thus the Asset Allocation Funds, if it held such an investment.

Banking Sector Risk – The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the banking sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the banking sector. For example, government regulations may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

Basic Materials Sector Risk – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchases will underperform the market as a whole. To the extent that a Fund’s or underlying fund’s investments are exposed to issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Biotechnology Sector Risk – The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the biotechnology sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Consumer Products Sector Risk – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer products sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and also is affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Electronics Sector Risk – The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

Energy Sector Risk – The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector and energy sector commodities that the Energy Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that a Funds’ or underlying funds’ investments are exposed to issuers

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conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of Energy Companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Energy Services Sector Risk – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy services sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

Financial Services Sector Risk – The risk that the securities of issuers in the financial services sector that the Financial Services Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchases will underperform the market as a whole. To the extent that a Fund’s or underlying fund’s investments are exposed to issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

Health Care Sector Risk – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.

Internet Sector Risk – The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Internet sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

Leisure Sector Risk – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the leisure sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

Precious Metals Sector Risk – The risk that the relatively few securities of, or financial instruments tied to the performance of, issuers in the mining industry that the Precious Metals Fund, and in the case of the Asset Allocation Funds, certain of the

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underlying funds, purchase will underperform the market as a whole. To the extent that the Fund’s or underlying funds’ investments are exposed to issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

Real Estate Sector Risk – The risk that the securities of real estate companies that the Real Estate Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole. To the extent that a Fund’s or underlying funds’ investments are exposed to real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies also may subject the Fund or underlying fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund’s or underlying funds’ investments in REITs.

Retailing Sector Risk – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the retailing sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company’s success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

Technology Sector Risk – The risk that the securities of issuers in the technology sector that the NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Technology Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Telecommunications Sector Risk – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the telecommunications sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

Transportation Sector Risk – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the transportation sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

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Utilities Sector Risk – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the utilities sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

Short Sales Risk – Short sales are transactions in which the Fund or in the case of the Asset Allocation Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund also is required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s or an underlying fund’s needs for immediate cash or other liquidity. The Fund’s or an underlying fund’s investment performance also may suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s or an underlying fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. When the Fund or an underlying fund sells short an equity security that pays a dividend, the Fund or underlying fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund or the underlying fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s or an underlying fund’s unrealized gain or reduces the Fund’s or an underlying fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Stable Price Per Share Risk – The Fund is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under “Special Considerations Applicable to the Funds” for additional discussion of this issue.

Tax Risk – In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (“qualifying income”), which is described in more detail in the SAI. As noted under “Commodity-Linked Derivative Investment Risk” above, certain of the Asset Allocation Funds’ underlying funds gain most of their exposure to the

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commodities markets through investment in a corresponding wholly-owned Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. Each of these underlying funds (the “CFC PLR Underlying Funds”) has received a private letter ruling issued by the Internal Revenue Service which concludes that the income attributable to each CFC PLR Underlying Fund’s investment in its corresponding Subsidiary will be “qualifying income.” The Asset Allocation Funds only invest in Funds that have private letter rulings permitting such affiliated underlying funds to utilize wholly-owned Subsidiaries (i.e., the CFC PLR Underlying Funds). As a result, no Fund invests in a Subsidiary either directly or indirectly in a circumstance other than where a private letter ruling has been obtained.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by registered investment companies in controlled foreign corporations which principally invest in commodities-linked derivative instruments. The IRS has indicated that it is reconsidering the position articulated in such private letter rulings and stated that it intends to issue public guidance regarding the use of controlled foreign corporations by registered investment companies to indirectly invest in commodities. As of the date of this Prospectus, it is not clear whether this guidance, if issued, will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the regulated investment company qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for a transition period for affected registered investment companies. Nevertheless, the CFC PLR Underlying Funds are permitted to rely on the conclusion reached in the private letter rulings issued to them with respect to the operation of their wholly-owned Subsidiaries until such time as the IRS revokes such rulings.

The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which certain of the underlying funds invest will not be considered qualifying income. To the extent the affiliated underlying funds invest in such instruments directly, the affiliated underlying funds will restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of their gross income (when combined with its other investments that produce non-qualifying income). If the Fund fails to meet the regulated investment company qualification tests, the Fund may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Internal Revenue Code. The payment of such taxes would likely negatively affect the returns on the Fund.

The CFC PLR Underlying Funds have also received private letter rulings from the IRS concluding that certain commodities-linked notes held by the CFC PLR Underlying Funds will produce “qualifying income” for purposes of the regulated investment company qualification tests. The Advisor intends to conduct all affiliated underlying funds’ investments in commodity-linked notes in a manner consistent with the terms and conditions of these private letter rulings.

Temporary Defensive Investment Risk – The Fund may be affected by a general decline in market specific market segments or the market as a whole. The Fund invests in securities included in a specific market segment, such as the commodity and financial futures markets, in an effort to achieve its investment objective and regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining markets. As a result, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

In addition, because the Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than you expect.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Funds due to the Funds’ consistent application of leverage to increase exposure to their respective underlying indices.

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The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Funds.

Trading Halt Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund’s or an underlying fund’s ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

Value Stocks Risk – Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

Comparable Index Information

The Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund employ investment methodologies that are similar to those used to compile the indices and benchmarks described below.

Credit Suisse Event Driven Liquid Index – The Credit Suisse Event Driven Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index, which is non-investable, by using non-hedge fund, liquid tradable securities selected and weighted according to an algorithm. The Dow Jones Credit Suisse Event Driven Hedge Fund Index is an asset-weighted index containing event driven hedge fund constituents. Event driven hedge funds generally make short and long investments in the securities of corporations experiencing substantial change as a result of such corporate actions as liquidation, bankruptcy, emergence from bankruptcy, divestitures, acquisitions, or mergers. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations, or they may invest across multiple event driven strategies. Such strategies typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities.

The Dow Jones Credit Suisse Event Driven Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds, as opposed to separate accounts. The Index uses the funds classified as event driven in the Credit Suisse database, which tracks over 5,000 hedge funds, and consists only of hedge funds with a minimum of US $50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

Merrill Lynch Factor Model – The Merrill Lynch Factor Model (the “Model”) is designed to provide a high correlation to “hedge fund beta,” the portion of hedge fund returns that can be explained by exposure to certain market measures, and not individual manager skill. The value of the Model changes based on the weighted performance of well-known, liquid index components such as the S&P 500® Index, Russell 2000® Index, MSCI EAFE Index, MSCI Emerging Markets Index, USD-Euro Spot Exchange Rate and One Month Libor Index (each, a “Model Factor”).

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The Model uses a proprietary rules-based, discretion-free regression model developed by Merrill Lynch to allocate to the Model Factors in an attempt to provide a high correlation to hedge fund beta.

The respective component weightings of the Model are rebalanced monthly. The rebalance is driven by the Model. Exposures to market measures can be positive (long) or negative (short), except for the MSCI Emerging Markets Free Total Return, which can only be long.

Credit Suisse Long/Short Liquid Index – The Credit Suisse Long/Short Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, which aggregates a broad universe of long/short equity hedge funds and is non-investable, by using non-hedge fund, liquid tradable securities. The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is an asset-weighted hedge fund index containing long/short equity hedge fund constituents. Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 5000 funds, and consists only of funds with a minimum of US $50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

More detailed information about the Funds’ comparable indices can be found on the Credit Suisse and Merrill Lynch websites and in the SAI under “More Information About the Comparable Indices.”

Management of the Funds

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since each its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2012 based on the average daily net assets of each Fund, as set forth below:

Fund	Advisory Fee
NOVA Fund	0.75%
S&P 500 Fund	0.75%
Inverse S&P 500 Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
S&P 500 Pure Growth Fund	0.75%
S&P 500 Pure Value Fund	0.75%
S&P MidCap 400 Pure Growth Fund	0.75%
S&P MidCap 400 Pure Value Fund	0.75%
S&P SmallCap 600 Pure Growth Fund	0.75%
S&P SmallCap 600 Pure Value Fund	0.75%

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Fund	Advisory Fee
Sector Funds (Except for the Precious Metals Fund)	0.85%
Precious Metals Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Real Estate Fund	0.85%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Long Short Momentum Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Long Short Equity Strategy Fund	0.90%
Long Short Interest Rate Strategy Fund	0.75%
Asset Allocation Funds	0.00%
U.S. Government Money Market Fund	0.50%

The Long Short Interest Rate Strategy Fund is sub-advised by the Fund’s Sub-Advisor, American Independence Financial Services, LLC. The Advisor pays the Sub-Advisor out of the advisory fee it receives.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Asset Allocation Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expenses and extraordinary expenses.

The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and dividends on securities sold short, and extraordinary expenses) from exceeding the Event Driven and Distressed Strategies Fund’s and Long Short Equity Strategy Fund’s average daily net assets as follows:

Fund	Expense Cap
Event Driven and Distressed Strategies Fund	1.90%
Long Short Equity Strategy Fund	1.90%

The above contractual fee waivers will be honored by the Advisor through July 31, 2013. The fee waivers may be renewed by the Advisor for subsequent periods thereafter. To maintain these expense limits, the Advisor may reduce a portion of its management fees and/or reimburse certain expenses of the Funds. This Agreement may be terminated only with the approval of the Funds’ Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

For the U.S. Government Money Market Fund, the Advisor and/or one or more of its affiliates may reimburse expenses or waive fees of the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by the Advisor. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield or continue paying periodic dividends when the yield is not positive.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital, LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

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A discussion regarding the basis for the Board’s August 2011 approval of the Funds’ investment advisory agreement is available in the September 30, 2011 Semi-Annual Report to Shareholders, which covers the period April 1, 2011 to September 30, 2011.

For each Fund, except the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse Mid-Cap Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Value Fund, Basic Materials Fund, Health Care Fund, Internet Fund, Retailing Fund, Transportation Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Real Estate Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Long Short Interest Rate Strategy Fund, and All-Asset Moderate Strategy Fund, the Advisor may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by the Advisor. The Advisor and the Trust have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), and obtained shareholder approval with respect to the Funds referenced, that permits the Advisor, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Funds without submitting the sub-advisory agreement to a vote of the Funds’ shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. The Advisor is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

INVESTMENT SUB-ADVISOR

The Sub-Advisor, an SEC registered investment adviser, is located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund. The Sub-Advisor constructs and provides the Advisor with the Long Short Interest Rate Strategy Fund’s investment model via electronic signals.

A discussion regarding the basis for the Board’s August 2011 approval of the Long Short Interest Rate Strategy Fund’s investment sub-advisory agreement is available in the September 30, 2011 Semi-Annual Report to Shareholders, as amended, which covers the period March 31, 2011 to September 30, 2011.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the day-to-day management of each Fund (except for the Long Short Interest Rate Strategy Fund).

Michael P. Byrum, CFA, Senior Vice President – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor,

PROSPECTUS	279

Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

On a day-to-day basis, the two individuals listed below are jointly and primarily responsible for the day-to-day management of the Long Short Interest Rate Strategy Fund.

T. Kirkham ‘Kirk’ Barneby, Chief Strategist & Portfolio Manager, Taxable Fixed Income – Mr. Barneby joined American Independence Financial Services, LLC (“AIFS”) in 2008 as Chief Strategist & Portfolio Manager, Taxable Fixed Income. At AIFS he utilizes a proprietary discipline, grounded in the economic theory of interest rate behavior to manage interest rate exposure or risk. Prior to AIFS, Mr. Barneby was a Managing Member of Old Iron Hill Capital Management, LLC employing quantitatively-oriented fixed income and multi-strategy investment approaches. Previously, he headed an investment group at UBS in New York that managed equity and bond portfolios with roughly $7 billion in assets. Earlier, in the 1980s, Mr. Barneby was part of a team at Continental Can that made asset allocation decisions for the company’s pension plan. He began his career in the Economics Department at First National City Bank (Citibank).

Glenn Dorsey, Portfolio Manager – Mr. Dorsey joined AIFS in January 2009 as Portfolio Manager and is responsible for the day-to-day management and trading of the Active Treasury Management and Active Treasury Management Long/Short strategies, as well as the fixed income portion of the AIFS NestEgg Fund family. He co-manages, along with Mr. Barneby, the Tactical Fixed Income discipline and the Interest Rate Scorecard. Prior to joining AIFS, Mr. Dorsey was the founder of Reveille Asset Management. Prior to starting Reveille Asset Management, Mr. Dorsey was a portfolio manager with Jamison Prince Asset Management, Lyon Stubbs & Tompkins, Mitchell Hutchins and Bankers Trust Company. Mr. Dorsey has been in the financial services industry for 27 years and is a Chartered Financial Analyst.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

280	PROSPECTUS

Shareholder Information

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which also is known as NAV.

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders

Each Fund, except for the S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund, calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 Fund’s, Russell 2000® Fund’s, Emerging Markets 2x Strategy Fund’s and Inverse Emerging Market 2x Strategy Fund’s morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds’ afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the NYSE closes early – such as on days in advance of holidays generally observed by the NYSE – the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds’ SAI. In addition, if the NYSE closes early the S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund will calculate NAV only once and will not calculate the morning NAV. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Guggenheim Investments website – www.rydex-sgi.com.

In calculating NAV, the Funds, except for the International Equity Funds and Asset Allocation Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Asset Allocation Funds generally value shares of the underlying funds at their NAV and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds’ securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The Advisor will regularly value the Event Driven and Distressed Strategies Fund’s and Long Short Equity Strategy Fund’s investments in structured notes and swap agreements at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Asset Allocation Funds invest have transaction cut-off times that are prior to the Funds’ transaction cut-off times. Accordingly, on a daily basis, the Funds’ purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund’s Board of Trustees.

More information about the valuation of the Fund’s holdings and the amortized cost method can be found in the SAI.

PROSPECTUS	281

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses – As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

Short Sales Dividend and Interest Expense – “Short Sales Dividend and Interest Expense” is incurred when the Fund short sells a security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate on an equity security, the coupon rate of a fixed income security, and interest expense associated with either, to the lender and records these as an expense of the Fund and reflects these expenses in its financial statements. However, any such dividend or interest expense on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Sales Dividend and Interest Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Buying, Selling and Exchanging Fund Shares

Advisor Class Shares. Advisor Class Shares are sold principally to clients of professional money managers (“financial intermediaries”) who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into agreement with the principal underwriter to offer Advisor Class Shares through a no-load network or platform, and to investors who take part in certain asset allocation investment programs.

Investor Class Shares and H-Class Shares. Investor Class Shares and H-Class Shares are offered directly through Rydex Fund Services, LLC and also through authorized securities brokers and other financial intermediaries.

U.S. Government Money Market Fund Shares. Shares of the U.S. Government Money Market Fund are sold principally to clients of professional money managers (“financial intermediaries”) who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into agreement with the principal underwriter to offer Advisor Class Shares through a no-load network or platform, and to investors who take part in certain asset allocation investment programs. Shares of the U.S. Government Money Market Fund also are offered directly through Rydex Fund Services, LLC and also through authorized securities brokers and other financial intermedaries.

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions – buy, sell or exchange shares of the Funds directly with Guggenheim Investments. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit the “Customer Service Center” tab of www.rydex-sgi.com.

For investors without a financial professional, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements applicable to IRA accounts held at Guggenheim Investments. Investors with a financial professional should refer to the “Buying Fund Shares” and “Selling Fund Shares” sections of this Prospectus.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

282	PROSPECTUS

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

•	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

•	Attach a copy of the trust document when establishing a trust account.

•

When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this supporting documentation may result in a delay in processing your application.

•

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

•	Be sure to sign the application.

•

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early – or as otherwise permitted by the SEC – the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Funds calculate NAV earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the SAI and Guggenheim Investments will post advance notice of early NYSE and Bond Market closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Funds’ transfer agent, Rydex Distributors, LLC (the “Distributor”), or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

Some intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. All orders received in good order by a financial intermediary that does not offer intra-day pricing will be priced at the Funds’ afternoon NAV. For more information about your financial intermediary’s rules and procedures, you should contact your intermediary directly.

PROSPECTUS	283

Method	Fund	Morning Cut-Off Time	Afternoon Cut-Off Time
By Mail	All Funds	Not Available	Market Close
By Phone	Domestic Equity – Broad Market Funds (except for the S&P 500 Fund and Russell 2000® Fund), Domestic Equity – Pure Style Funds, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Strategy Fund	Not Available	3:45 P.M., Eastern Time
	S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time	3:45, P.M., Eastern Time
	Sector Funds, Real Estate Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund	Not Available	3:30 P.M., Eastern Time
	Alternatives Funds and Asset Allocation Funds	Not Available	Market Close
	U.S. Government Money Market Fund*	Not Available	1:00 P.M., Eastern Time
By Internet	Domestic Equity – Broad Market Funds (except for the S&P 500 Fund and Russell 2000® Fund)	Not Available	3:55 P.M., Eastern Time
	S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time	3:55 P.M., Eastern Time
	Domestic Equity – Pure Style Funds, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund	Not Available	3:50 P.M., Eastern Time
	Sector Funds, Real Estate Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund	Not Available	3:45 P.M., Eastern Time
	Alternatives Funds and Asset Allocation Funds	Not Available	Market Close
	U.S. Government Money Market Fund*	Not Available	1:00 P.M., Eastern Time

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Method	Fund	Morning Cut-Off Time	Afternoon Cut-Off Time
By Financial Intermediary	All Funds	10:30 A.M., Eastern Time** (S&P 500, Russell 2000®, Emerging Markets 2x Strategy, and Inverse Emerging Markets 2x Strategy Funds only)	Market Close**
*	To receive the current Business Day’s dividend for the Fund, the Fund must receive your wire purchase order by 1:00 p.m., Eastern Time. All redemption orders received prior to 1:00 p.m., Eastern Time will not receive the current Business Day’s dividend. All redemption orders received after 1:00 p.m., Eastern Time are entitled to receive the current Business Day’s dividend.
**	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds’ next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell shares of the Funds. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Buying Fund Shares

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amount applicable to purchases of Advisor Class Shares, Investor Class Shares, and H-Class Shares of the Funds, please see the Funds’ summary sections earlier in this Prospectus.

Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund must report cost basis information to you and the Internal Revenue Service (“IRS”) when covered shares are redeemed. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. If you wish to choose another default cost basis method for your account you may select among FIFO (“first-in-first-out”), LIFO (“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the IRS.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about the new cost basis reporting laws applies to them. For more information, please see “Cost Basis.”

For additional discussion of the average cost method, see “Redemption Procedures.”

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Funds for accounts opened directly. The Funds do not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Funds typically do not accept third-party checks. Fund management reserves the right

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to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•your name

•your shareholder account number

•the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.
BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

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	Initial Purchase	Subsequent Purchases
BY WIRE Guggenheim Investments Client Services phone number: 800.820.0888 or 301.296.5100

Complete and submit the account application that corresponds to the type of account you are opening. Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Be sure to designate in your wire instructions the Fund(s) you want to purchase.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

•Account Number

•Fund Name

•Amount of Wire

•Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

	Initial Purchase	Subsequent Purchases
BY ACH (FAX) Guggenheim Investments Fax number: 301.296.5103

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

•your name

•your shareholder account number

•the Fund(s) you want to purchase

•ACH bank information (if not on record).

BY ACH (PHONE)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instruction on file, you may submit your purchase request by contacting Guggenheim Investments Client Services at 800.820.0888.

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.traderydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

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CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

•	if your bank does not honor your check for any reason

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

•	if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund(s) may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund(s) NAV decreases in value from the time of your order to the time of its cancellation, the Fund(s) will hold you liable for any losses that it incurs as a result of your cancelled order.

Selling Fund Shares

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds, you may send redemption orders to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX

301.296.5103

If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)
BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

•	your name

•	your shareholder account number

•	Fund name(s)

•	dollar amount or number of shares you would like to sell

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•	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

•	signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost, such shareholders must choose a default cost basis method among FIFO, LIFO or HIFO with respect to their account. Shareholders who choose not to use the default cost basis method (i.e., the average cost basis method) may instead specifically identify the shares to be sold at the time of redemption or exchange. Shareholders using the specific identification method are expected to provide lot selection information along with their redemption or exchange request. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used. Shareholders who wish to use the specific identification method for identifying lots of shares sold, however, are not permitted to use the average cost basis method.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting laws applies to them. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

Distributions from 403(b) accounts may require employer or plan administrator approval.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into shares of the U.S. Government Money Market Fund as of the date of the redemption. If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a signature guarantee, and may not be faxed. If you request proceeds to be sent to an address of record that has been changed within the previous 10 business days, a signature guarantee also is required and may not be faxed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

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For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into shares of the U.S. Government Money Market Fund. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

For partial redemption checks, the proceeds will be deposited into shares of the U.S. Government Money Market Fund.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Funds will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $100 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Guggenheim Investments fund with the highest account balance to cover the draft.

You can obtain a check signature card and apply for draft writing privileges by calling Guggenheim Investments Client Services at 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Guggenheim Investments also may charge a $25 fee for a draft that cannot be honored due to insufficient funds. The U.S. Government Money Market Fund may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum account balance. However, the Funds will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Exchanging Fund Shares

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of Advisor Class Shares, Investor Class Shares or H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for Advisor Class Shares, Investor Class Shares, or H-Class Shares of any other Rydex Series Fund or Rydex Dynamic Fund, as applicable, on the basis of the respective NAVs of the shares involved. Investors also may make exchanges on any Business Day of Advisor Class Shares, Investor Class Shares or H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for shares of the U.S. Government Money Market Fund.

For the U.S. Government Money Market Fund, investors may make exchanges on any Business Day of shares of the Fund for shares of any class of any other fund in the Guggenheim Investments family of funds, on the basis of the respective NAVs of the shares involved. The Guggenheim Investments family of funds currently includes each series of Rydex Series Funds and Rydex Dynamic Funds (collectively, the “Rydex Funds”), and the Security Equity Fund, the Security Large Cap Value Fund, the Security Mid Cap Growth Fund, and the Security Income Fund (collectively, the “Security Funds”). For more information about the Security Funds’ exchange privileges with the U.S. Government Money Market Fund, please read the Security Funds Prospectus, which is available by calling Guggenheim Investments Client Services at 800.020.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com. Exchanges of Fund shares for shares of another Guggenheim Investments fund will be subject to the purchaser eligibility requirements of the applicable share class of that Guggenheim Investments fund, which may include initial investment amount and account balance requirements, as disclosed in that Guggenheim Investment fund’s prospectus.

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Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds’ transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

While many of the Rydex Series Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, certain funds in the Guggenheim Investments family of funds do not allow unlimited trading. If you are contemplating an exchange for shares of any fund not offered in this Prospectus, you should obtain and review that fund’s current prospectus before making the exchange. You can obtain a prospectus for any fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds you may send exchange requests to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX	301.296.5103 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
TELEPHONE	800.820.0888 or 301.296.5100
INTERNET	Follow the directions on the Guggenheim Investments website – Visit www.traderydex.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

•	your name

•	your shareholder account number

•	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

•	dollar amount, number of shares or percentage of Fund position involved in the exchange

•	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the value of the shareholder’s account is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

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Account Policies

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds also may place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Funds through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100. If you own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

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eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE – 1(800) 717-7776

You may access information about the Funds and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to fund information including NAVs, daily factors, fund assets (fund assets information is available for most funds) and distributions as well as balance and history information on your Guggenheim Investments account.

SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Funds’ transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), Simple, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), Simple and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption.

Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged. Guggenheim Investments also may waive the annual maintenance fee and any applicable account closing fee for certain 403(b) retirement plan accounts. For more information about the applicability of these fees, please contact Guggenheim Investments Client Services at 800.820.0888.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent Trading Policy. Because the Funds (other than the Alternatives Funds and Asset Allocation Funds) are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds’ Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds’ ability to achieve their respective investment objectives.

The Alternatives Funds and Asset Allocation Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of

PROSPECTUS	293

which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

For purposes of applying the Funds’ policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Distribution and Shareholder Services

ADVISOR CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to the Distributor and other firms that provide distribution or shareholder services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

H-CLASS SHARES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to H-Class Shares that allows each Fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services at an annual rate not to exceed 0.25% of average daily net assets. The Funds also have adopted a Shareholder Services Plan that allows the Funds to pay Service Providers providing shareholder services a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of each Fund. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Asset Allocation Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to H-Class Shares that allows each Fund to pay distribution fees to the Distributor and other Service Providers at an annual rate not to exceed 0.25% of average daily net assets, but generally do not pay these fees to the Distributor. Instead, the affiliated underlying funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to A-Class Shares, in which the Funds invest, that allows each affiliated underlying fund to pay distribution fees to the Distributor and other Service Providers. The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares. If a Service Provider provides distribution services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Funds more than other types of sales charges and will increase the cost of your investment.

294	PROSPECTUS

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses shown in the “Fees and Expenses of the Fund” tables in this Prospectus. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Funds. The level of payments made to dealers will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor also may pay expenses associated with meetings conducted by dealers that facilitate educating financial advisers and shareholders about the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

Dividends and Distributions

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $25 or less may be automatically reinvested.

Additional Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it timely distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships (“Qualifying Income”).

Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

PROSPECTUS	295

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•

The dividends you receive from the Funds will be taxed as either ordinary income dividends, qualified dividend income, or capital gain dividends. Dividends that are qualified dividend income, if any, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

•

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Distributions paid in January but declared by the Funds in October, November or December of the previous year will be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

•

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. As noted above, certain shareholders also may be subject to the 3.8% Medicare contribution tax on capital gains realized on the sale or exchange of shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

296	PROSPECTUS

COST BASIS

Legislation passed by Congress in 2008 requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for covered shares (those generally purchased on or after January 1, 2012, and sold on or after that date). In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Funds also will be required to report the cost basis information for such covered shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund covered shares, the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on trade date of each such sale of Fund shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.

PROSPECTUS	297

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years (or, if shorter, the period of operations of that Fund’s shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the Funds’ 2012 Annual Reports. The 2012 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100.

298	PROSPECTUS

Financial Highlights

Nova Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$24.59	$20.28	$11.40	$26.13	$30.92
Income (loss) from investment operations:
Net investment income[a]	.08	.02	.06	.19	.40
Net gain (loss) on investments (realized and unrealized)	2.15	4.31	8.97	(14.83)	(4.51)
Total from investment operations	2.23	4.33	9.03	(14.64)	(4.11)
Less distributions from:
Net investment income	–	(.02)	(.15)	(.09)	(.68)
Total distributions	–	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$26.82	$24.59	$20.28	$11.40	$26.13
Total Return[b]	9.07%	21.38%	79.36%	(56.06%)	(13.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,598	$65,102	$77,268	$32,603	$74,674
Ratios to average net assets:
Net investment income	0.36%	0.11%	0.33%	0.93%	1.26%
Total expenses	1.26%	1.29%	1.28%	1.29%	1.27%
Portfolio turnover rate	116%	53%	68%	143%	115%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$22.88	$18.97	$10.73	$24.72	$29.44
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)	(.07)	(.01)	.08	.23
Net gain (loss) on investments (realized and unrealized)	2.01	4.00	8.40	(13.98)	(4.27)
Total from investment operations	1.97	3.93	8.39	(13.90)	(4.04)
Less distributions from:
Net investment income	–	(.02)	(.15)	(.09)	(.68)
Total distributions	–	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$24.85	$22.88	$18.97	$10.73	$24.72
Total Return[b]	8.57%	20.75%	78.35%	(56.26%)	(14.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,112	$6,318	$11,746	$10,853	$19,218
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.37%)	(0.03%)	0.45%	0.78%
Total expenses	1.75%	1.79%	1.78%	1.79%	1.77%
Portfolio turnover rate	116%	53%	68%	143%	115%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	299

Financial Highlights

S&P 500® Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$26.39	$23.17	$15.78	$25.90	$27.31
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.09)	.06	.13	.39
Net gain (loss) on investments (realized and unrealized)	1.83	3.31	7.44	(10.21)	(1.66)
Total from investment operations	1.81	3.22	7.50	(10.08)	(1.27)
Less distributions from:
Net investment income	–	– [c]	(.11)	(.04)	(.14)
Total distributions	–	–	(.11)	(.04)	(.14)
Net asset value, end of period	$28.20	$26.39	$23.17	$15.78	$25.90
Total Return[b]	6.86%	13.90%	47.58%	(38.94%)	(4.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240,847	$249,090	$194,193	$139,759	$78,963
Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.37%)	0.29%	0.64%	1.40%
Total expenses	1.50%	1.54%	1.53%	1.53%	1.48%
Portfolio turnover rate	196%	202%	58%	168%	396%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Less than $0.01 per share.

300	PROSPECTUS

Financial Highlights

Inverse S&P 500® Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$28.50	$34.38	$54.23	$40.00	$37.85
Income (loss) from investment operations:
Net investment income (loss)[a]	(.38)	(.41)	(.47)	.12	.93
Net gain (loss) on investments (realized and unrealized)	(3.51)	(5.47)	(19.32)	14.94	2.74
Total from investment operations	(3.89)	(5.88)	(19.79)	15.06	3.67
Less distributions from:
Net investment income	–	–	(.06)	(.83)	(1.52)
Total distributions	–	–	(.06)	(.83)	(1.52)
Net asset value, end of period	$24.61	$28.50	$34.38	$54.23	$40.00
Total Return[b]	(13.65%)	(17.10%)	(36.51%)	37.66%	10.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,334	$118,410	$171,423	$217,740	$223,044
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.22%)	(1.16%)	0.25%	3.08%
Total expenses	1.41%	1.44%	1.43%	1.43%	1.41%
Portfolio turnover rate	–	–	–	–	–

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$26.44	$32.06	$50.83	$37.72	$36.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.48)	(.54)	(.63)	(.13)	.73
Net gain (loss) on investments (realized and unrealized)	(3.25)	(5.08)	(18.08)	14.07	2.51
Total from investment operations	(3.73)	(5.62)	(18.71)	13.94	3.24
Less distributions from:
Net investment income	–	–	(.06)	(.83)	(1.52)
Total distributions	–	–	(.06)	(.83)	(1.52)
Net asset value, end of period	$22.71	$26.44	$32.06	$50.83	$37.72
Total Return[b]	(14.11%)	(17.53%)	(36.82%)	36.96%	9.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,978	$6,434	$9,607	$15,305	$11,131
Ratios to average net assets:
Net investment income (loss)	(1.81%)	(1.72%)	(1.63%)	(0.30%)	2.64%
Total expenses	1.91%	1.93%	1.93%	1.93%	1.92%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period April 1, 2007 through April 23, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007.

PROSPECTUS	301

Financial Highlights

NASDAQ-100® Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$15.23	$12.83	$8.15	$11.81	$11.78
Income (loss) from investment operations:
Net investment loss[a]	(.05)	(.07)	(.07)	(.06)	(.06)
Net gain (loss) on investments (realized and unrealized)	2.74	2.47	4.75	(3.60)	.09
Total from investment operations	2.69	2.40	4.68	(3.66)	.03
Net asset value, end of period	$17.92	$15.23	$12.83	$8.15	$11.81
Total Return[b]	17.66%	18.71%	57.42%	(30.99%)	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$770,626	$579,925	$571,761	$389,944	$617,923
Ratios to average net assets:
Net investment loss	(0.34%)	(0.50%)	(0.63%)	(0.59%)	(0.50%)
Total expenses	1.27%	1.31%	1.30%	1.30%	1.28%
Portfolio turnover rate	94%	39%	34%	55%	57%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.27	$12.09	$7.72	$11.23	$11.26
Income (loss) from investment operations:
Net investment loss[a]	(.13)	(.12)	(.12)	(.11)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.56	2.30	4.49	(3.40)	.09
Total from investment operations	2.43	2.18	4.37	(3.51)	(.03)
Net asset value, end of period	$16.70	$14.27	$12.09	$7.72	$11.23
Total Return[b]	17.03%	18.03%	56.61%	(31.26%)	(0.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,970	$120,277	$17,859	$18,078	$15,184
Ratios to average net assets:
Net investment loss	(0.87%)	(1.00%)	(1.13%)	(1.11%)	(0.99%)
Total expenses	1.76%	1.80%	1.80%	1.79%	1.78%
Portfolio turnover rate	94%	39%	34%	55%	57%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

302	PROSPECTUS

Financial Highlights

Inverse NASDAQ-100® Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.92	$15.07	$25.09	$21.27	$21.67
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.18)	(.25)	(.06)	.59
Net gain (loss) on investments (realized and unrealized)	(2.37)	(2.97)	(9.77)	4.25	(.30)
Total from investment operations	(2.53)	(3.15)	(10.02)	4.19	.29
Less distributions from:
Net investment income	–	–	–	(.37)	(.69)
Total distributions	–	–	–	(.37)	(.69)
Net asset value, end of period	$9.39	$11.92	$15.07	$25.09	$21.27
Total Return[b]	(21.22%)	(20.90%)	(39.94%)	19.48%	1.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,792	$32,978	$21,137	$33,672	$59,819
Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.30%)	(1.35%)	(0.26%)	2.98%
Total expenses	1.45%	1.47%	1.47%	1.46%	1.47%
Portfolio turnover rate	–	–	–	–	–

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.43	$14.54	$24.37	$20.77	$21.28
Income (loss) from investment operations:
Net investment income (loss)[a]	(.21)	(.24)	(.32)	(.06)	.51
Net gain (loss) on investments (realized and unrealized)	(2.22)	(2.87)	(9.51)	4.03	(.33)
Total from investment operations	(2.43)	(3.11)	(9.83)	3.97	.18
Less distributions from:
Net investment income	–	–	–	(.37)	(.69)
Total distributions	–	–	–	(.37)	(.69)
Net asset value, end of period	$9.00	$11.43	$14.54	$24.37	$20.77
Total Return[b]	(21.26%)	(21.39%)	(40.34%)	18.88%	1.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207	$642	$916	$476	$3,744
Ratios to average net assets:
Net investment income (loss)	(1.91%)	(1.80%)	(1.84%)	(0.29%)	2.56%
Total expenses	1.95%	1.97%	1.97%	1.97%	1.98%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	303

Financial Highlights

Mid-Cap 1.5x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$37.12	$26.89	$13.33	$32.40	$41.58
Income (loss) from investment operations:
Net investment income (loss)[a]	(.24)	(.28)	(.15)	.01	.25
Net gain (loss) on investments (realized and unrealized)	(.61)	10.51	13.71	(17.76)	(7.49)
Total from investment operations	(.85)	10.23	13.56	(17.75)	(7.24)
Less distributions from:
Net investment income	–	–	–	–	(.26)
Net realized gains	–	–	–	(1.32)	(1.68)
Total distributions	–	–	–	(1.32)	(1.94)
Net asset value, end of period	$36.27	$37.12	$26.89	$13.33	$32.40
Total Return[c]	(2.29%)	38.04%	101.73%	(54.71%)	(18.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,974	$42,647	$30,825	$11,063	$11,763
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.91%)	(0.73%)	0.06%	0.61%
Total expenses	1.66%	1.70%	1.68%	1.68%	1.67%
Portfolio turnover rate	141%	211%	219%	204%	226%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

304	PROSPECTUS

Financial Highlights

Inverse Mid-Cap Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$20.36	$27.35	$48.21	$37.07	$33.78
Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.40)	(.55)	(.27)	.78
Net gain (loss) on investments (realized and unrealized)	(1.82)	(6.59)	(20.31)	11.45	3.14
Total from investment operations	(2.17)	(6.99)	(20.86)	11.18	3.92
Less distributions from:
Net investment income	–	–	–	(.04)	(.63)
Total distributions	–	–	–	(.04)	(.63)
Net asset value, end of period	$18.19	$20.36	$27.35	$48.21	$37.07
Total Return[b]	(10.66%)	(25.56%)	(43.27%)	30.14%	11.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,578	$1,845	$2,891	$7,350	$46,630
Ratios to average net assets:
Net investment income (loss)	(1.64%)	(1.53%)	(1.55%)	(0.62%)	2.26%
Total expenses	1.67%	1.69%	1.68%	1.70%	1.65%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	305

Financial Highlights

Russell 2000® 1.5x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$34.29	$25.21	$12.47	$28.62	$37.22
Income (loss) from investment operations:
Net investment income (loss)[a]	(.37)	(.35)	(.19)	(.02)	.30
Net gain (loss) on investments (realized and unrealized)	(1.79)	9.43	12.93	(16.13)	(8.82)
Total from investment operations	(2.16)	9.08	12.74	(16.15)	(8.52)
Less distributions from:
Net investment income	–	–	–	–	(.08)
Total distributions	–	–	–	–	(.08)
Net asset value, end of period	$32.13	$34.29	$25.21	$12.47	$28.62
Total Return[b]	(6.30%)	36.02%	102.17%	(56.43%)	(22.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,902	$37,780	$23,320	$13,807	$13,839
Ratios to average net assets:
Net investment income (loss)	(1.24%)	(1.25%)	(0.94%)	(0.07%)	0.83%
Total expenses	1.73%	1.72%	1.71%	1.70%	1.67%
Portfolio turnover rate	177%	211%	109%	288%	227%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

306	PROSPECTUS

Financial Highlights

Russell 2000® Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$28.52	$22.93	$14.31	$23.57	$27.64
Income (loss) from investment operations:
Net investment income (loss)[a]	(.22)	(.27)	(.16)	(.02)	.51
Net gain (loss) on investments (realized and unrealized)	(.14)	5.86	8.78	(9.24)	(4.38)
Total from investment operations	(.36)	5.59	8.62	(9.26)	(3.87)
Less distributions from:
Net investment income	–	–	–	–	(.20)
Total distributions	–	–	–	–	(.20)
Net asset value, end of period	$28.16	$28.52	$22.93	$14.31	$23.57
Total Return[b]	(1.26%)	24.32%	60.24%	(39.29%)	(14.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,447	$32,389	$32,790	$19,847	$4,327
Ratios to average net assets:
Net investment income (loss)	(0.83)%	(1.09)%	(0.83)%	(0.09)%	1.86%
Total expenses	1.58%	1.57%	1.56%	1.55%	1.52%
Portfolio turnover rate	121%	284%	370%	485%	535%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	307

Financial Highlights

Inverse Russell 2000® Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$19.79	$27.01	$48.05	$39.07	$35.02
Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.38)	(.53)	(.19)	1.05
Net gain (loss) on investments (realized and unrealized)	(1.97)	(6.84)	(20.51)	9.56	4.41
Total from investment operations	(2.32)	(7.22)	(21.04)	9.37	5.46
Less distributions from:
Net investment income	–	–	–	(.39)	(1.41)
Total distributions	–	–	–	(.39)	(1.41)
Net asset value, end of period	$17.47	$19.79	$27.01	$48.05	$39.07
Total Return[b]	(11.72%)	(26.73%)	(43.79%)	23.93%	16.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,283	$9,572	$25,924	$30,131	$42,554
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.53%)	(1.58%)	(0.45%)	2.93%
Total expenses	1.77%	1.71%	1.71%	1.97%	1.89%
Operating expenses[c]	1.77%	1.71%	1.71%	1.70%	1.89%
Portfolio turnover rate	–	–	–	214%	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude dividend expense from securities sold short.

308	PROSPECTUS

Financial Highlights

S&P 500® Pure Growth Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$33.13	$26.50	$15.81	$25.10	$27.16
Income (loss) from investment operations:
Net investment loss[a]	(.19)	(.26)	(.14)	(.09)	(.17)
Net gain (loss) on investments (realized and unrealized)	1.81	6.89	10.83	(9.20)	(1.50)
Total from investment operations	1.62	6.63	10.69	(9.29)	(1.67)
Less distributions from:
Net realized gains	(.23)	–	–	–	(.39)
Total distributions	(.23)	–	–	–	(.39)
Net asset value, end of period	$34.52	$33.13	$26.50	$15.81	$25.10
Total Return[b]	4.96%	25.02%	67.62%	(37.01%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,627	$38,831	$15,874	$12,512	$11,937
Ratios to average net assets:
Net investment loss	(0.59%)	(0.89%)	(0.60%)	(0.41%)	(0.62%)
Total expenses	1.51%	1.55%	1.53%	1.53%	1.53%
Portfolio turnover rate	586%	808%	699%	573%	450%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	309

Financial Highlights

S&P 500® Pure Value Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$90.50	$79.91	$35.67	$100.00	$167.30
Income (loss) from investment operations:
Net investment income (loss)[a]	.33	(.02)	.32	1.40	1.80
Net gain (loss) on investments (realized and unrealized)	2.97	11.94	44.70	(56.88)	(29.85)
Total from investment operations	3.30	11.92	45.02	(55.48)	(28.05)
Less distributions from:
Net investment income	–	(1.33)	(.78)	(1.05)	(9.95)
Net realized gains	–	–	–	(7.80)	(29.30)
Total distributions	–	(1.33)	(.78)	(8.85)	(39.25)
Net asset value, end of period	$93.80	$90.50	$79.91	$35.67	$100.00
Total Return[b]	3.65%	15.14%	126.50%	(57.23%)	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,886	$26,852	$148,578	$4,558	$18,459
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.03%)	0.47%	2.36%	1.11%
Total expenses	1.51%	1.54%	1.54%	1.53%	1.53%
Portfolio turnover rate	762%	820%	673%	1,448%	289%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Reverse share split – Per share amounts for the period March 31, 2007 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

310	PROSPECTUS

Financial Highlights

S&P MidCap 400® Pure Growth Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$42.81	$32.25	$18.21	$26.68	$30.75
Income (loss) from investment operations:
Net investment loss[a]	(.44)	(.38)	(.26)	(.22)	(.28)
Net gain (loss) on investments (realized and unrealized)	1.77	10.94	14.30	(8.25)	(1.41)
Total from investment operations	1.33	10.56	14.04	(8.47)	(1.69)
Less distributions from:
Net realized gains	–	–	–	–	(2.38)
Total distributions	–	–	–	–	(2.38)
Net asset value, end of period	$44.14	$42.81	$32.25	$18.21	$26.68
Total Return[b]	3.11%	32.74%	77.10%	(31.75%)	(6.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$312,510	$212,654	$64,449	$15,591	$14,158
Ratios to average net assets:
Net investment loss	(1.08%)	(1.02%)	(0.99%)	(0.95%)	(0.92%)
Total expenses	1.50%	1.55%	1.54%	1.55%	1.51%
Portfolio turnover rate	226%	448%	626%	1,281%	736%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	311

Financial Highlights

S&P MidCap 400® Pure Value Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$31.42	$30.43	$13.67	$29.71	$36.58
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.06)	.10	.47	.35
Net gain (loss) on investments (realized and unrealized)	(.57)	3.73	16.76	(16.51)	(6.29)
Total from investment operations	(.56)	3.67	16.86	(16.04)	(5.94)
Less distributions from:
Net investment income	–	(.17)	(.10)	–	(.93)
Net realized gains	–	(2.51)	–	–	–
Total distributions	–	(2.68)	(.10)	–	(.93)
Net asset value, end of period	$30.86	$31.42	$30.43	$13.67	$29.71
Total Return[b]	(1.78%)	12.85%	123.43%	(53.99%)	(16.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,838	$54,206	$199,458	$3,985	$6,512
Ratios to average net assets:
Net investment income (loss)	0.02%	(0.19%)	0.37%	2.01%	0.96%
Total expenses	1.51%	1.54%	1.53%	1.54%	1.54%
Portfolio turnover rate	619%	407%	443%	977%	297%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

312	PROSPECTUS

Financial Highlights

S&P SmallCap 600® Pure Growth Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$36.07	$28.48	$16.94	$27.45	$32.62
Income (loss) from investment operations:
Net investment loss[a]	(.39)	(.34)	(.25)	(.13)	(.26)
Net gain (loss) on investments (realized and unrealized)	2.29	7.93	11.79	(10.38)	(3.58)
Total from investment operations	1.90	7.59	11.54	(10.51)	(3.84)
Less distributions from:
Net realized gains	–	–	–	–	(1.33)
Total distributions	–	–	–	–	(1.33)
Net asset value, end of period	$37.97	$36.07	$28.48	$16.94	$27.45
Total Return[b]	5.27%	26.65%	68.12%	(38.29%)	(12.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,214	$92,084	$10,072	$9,795	$6,259
Ratios to average net assets:
Net investment loss	(1.10%)	(1.07%)	(1.05%)	(0.55%)	(0.79%)
Total expenses	1.52%	1.55%	1.53%	1.56%	1.53%
Portfolio turnover rate	500%	732%	1,476%	1,066%	834%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	313

Financial Highlights

S&P SmallCap 600® Pure Value Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$17.38	$19.57	$11.07	$26.53	$35.51
Income (loss) from investment operations:
Net investment income (loss)[a]	(.11)	(.11)	(.12)	.27	.33
Net gain (loss) on investments (realized and unrealized)	(.27)	1.17	15.41	(15.36)	(9.04)
Total from investment operations	(.38)	1.06	15.29	(15.09)	(8.71)
Less distributions from:
Net investment income	–	–	(.03)	(.37)	(.27)
Net realized gains	–	(3.25)	(6.76)	–	–
Total distributions	–	(3.25)	(6.79)	(.37)	(.27)
Net asset value, end of period	$17.00	$17.38	$19.57	$11.07	$26.53
Total Return[b]	(2.19%)	6.94%	150.07%	(57.20%)	(24.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,298	$15,980	$216,500	$21,489	$51,563
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.56%)	0.62%	1.40%	1.04%
Total expenses	1.49%	1.54%	1.54%	1.55%	1.48%
Portfolio turnover rate	744%	692%	443%	878%	566%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

314	PROSPECTUS

Financial Highlights

Banking Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$49.75	$50.73	$32.62	$75.60	$110.30
Income (loss) from investment operations:
Net investment income[a]	.44	.13	.28	1.30	2.50
Net gain (loss) on investments (realized and unrealized)	(3.39)	(.99)	20.05	(42.98)	(36.20)
Total from investment operations	(2.95)	(.86)	20.33	(41.68)	(33.70)
Less distributions from:
Net investment income	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$46.75	$49.75	$50.73	$32.62	$75.60
Total Return[b]	(5.89%)	(1.66%)	63.48%	(55.66%)	(30.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,061	$8,711	$26,340	$23,804	$7,035
Ratios to average net assets:
Net investment income	1.02%	0.27%	0.67%	2.42%	2.59%
Total expenses	1.34%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	544%	1,130%	986%	1,055%	1,417%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$45.63	$46.79	$30.36	$70.70	$103.90
Income (loss) from investment operations:
Net investment income (loss)[a]	.12	(.08)	.06	1.20	2.00
Net gain (loss) on investments (realized and unrealized)	(3.07)	(.96)	18.59	(40.24)	(34.20)
Total from investment operations	(2.95)	(1.04)	18.65	(39.04)	(32.20)
Less distributions from:
Net investment income	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$42.63	$45.63	$46.79	$30.36	$70.70
Total Return[b]	(6.43%)	(2.19%)	62.66%	(55.70%)	(31.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,105	$629	$1,291	$2,509	$1,449
Ratios to average net assets:
Net investment income (loss)	0.30%	(0.18%)	0.17%	2.42%	2.32%
Total expenses	1.83%	1.89%	1.88%	1.88%	1.85%
Portfolio turnover rate	544%	1,130%	986%	1,055%	1,417%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Per share amounts for the period March 31, 2007 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

PROSPECTUS	315

Financial Highlights

Basic Materials Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$56.36	$44.65	$27.43	$50.49	$42.25
Income (loss) from investment operations:
Net investment income[a]	.09	– [b]	.24	.20	.15
Net gain (loss) on investments (realized and unrealized)	(6.65)	11.82	17.07	(22.77)	8.18
Total from investment operations	(6.56)	11.82	17.31	(22.57)	8.33
Less distributions from:
Net investment income	–	(.11)	(.09)	(.49)	(.09)
Total distributions	–	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$49.80	$56.36	$44.65	$27.43	$50.49
Total Return[c]	(11.66%)	26.50%	63.12%	(44.54%)	19.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,847	$73,606	$44,582	$98,767	$120,870
Ratios to average net assets:
Net investment income	0.17%	0.00%	0.65%	0.46%	0.31%
Total expenses	1.36%	1.39%	1.39%	1.37%	1.37%
Portfolio turnover rate	217%	292%	455%	288%	225%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$53.00	$42.20	$26.06	$48.27	$40.61
Income (loss) from investment operations:
Net investment income (loss)[a]	.08	(.20)	.03	.05	(.11)
Net gain (loss) on investments (realized and unrealized)	(6.47)	11.11	16.20	(21.77)	7.86
Total from investment operations	(6.39)	10.91	16.23	(21.72)	7.75
Less distributions from:
Net investment income	–	(.11)	(.09)	(.49)	(.09)
Total distributions	–	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$46.61	$53.00	$42.20	$26.06	$48.27
Total Return[c]	(12.08%)	25.88%	62.30%	(44.83%)	19.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,287	$15,986	$8,799	$4,705	$11,899
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.44%)	0.07%	0.13%	(0.25%)
Total expenses	1.86%	1.89%	1.89%	1.88%	1.87%
Portfolio turnover rate	217%	292%	455%	288%	225%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

316	PROSPECTUS

Financial Highlights

Biotechnology Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$29.16	$27.34	$19.37	$21.51	$21.21
Income (loss) from investment operations:
Net investment loss[a]	(.34)	(.33)	(.21)	(.19)	(.22)
Net gain (loss) on investments (realized and unrealized)	8.08	2.15	8.18	(1.95)	.52
Total from investment operations	7.74	1.82	7.97	(2.14)	.30
Net asset value, end of period	$36.90	$29.16	$27.34	$19.37	$21.51
Total Return[b]	26.54%	6.66%	41.15%	(9.95%)	1.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89,027	$44,686	$147,631	$65,829	$47,696
Ratios to average net assets:
Net investment loss	(1.09%)	(1.26%)	(0.90%)	(0.86%)	(0.94%)
Total expenses	1.36%	1.39%	1.39%	1.38%	1.39%
Portfolio turnover rate	333%	337%	316%	370%	193%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.22	$25.66	$18.27	$20.39	$20.20
Income (loss) from investment operations:
Net investment loss[a]	(.48)	(.43)	(.30)	(.29)	(.31)
Net gain (loss) on investments (realized and unrealized)	7.53	1.99	7.69	(1.83)	.50
Total from investment operations	7.05	1.56	7.39	(2.12)	.19
Net asset value, end of period	$34.27	$27.22	$25.66	$18.27	$20.39
Total Return[b]	25.90%	6.08%	40.45%	(10.40%)	0.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,313	$7,410	$9,144	$6,675	$4,220
Ratios to average net assets:
Net investment loss	(1.65%)	(1.77%)	(1.38%)	(1.40%)	(1.42%)
Total expenses	1.87%	1.89%	1.89%	1.88%	1.89%
Portfolio turnover rate	333%	337%	316%	370%	193%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	317

Financial Highlights

Consumer Products Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$36.37	$37.83	$26.39	$36.40	$36.11
Income (loss) from investment operations:
Net investment income[a]	.49	.69	.50	.55	.52
Net gain (loss) on investments (realized and unrealized)	4.82	4.40	11.04	(10.35)	.13
Total from investment operations	5.31	5.09	11.54	(9.80)	.65
Less distributions from:
Net investment income	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	(.92)	(5.73)	–	–	–
Total distributions	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$40.19	$36.37	$37.83	$26.39	$36.40
Total Return[b]	15.06%	14.81%	43.75%	(26.96%)	1.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,432	$57,876	$182,915	$14,703	$8,722
Ratios to average net assets:
Net investment income	1.29%	1.84%	1.46%	1.81%	1.37%
Total expenses	1.35%	1.38%	1.37%	1.38%	1.37%
Portfolio turnover rate	402%	400%	200%	445%	449%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$33.84	$35.77	$25.09	$34.78	$34.68
Income (loss) from investment operations:
Net investment income[a]	.24	.62	.35	.34	.15
Net gain (loss) on investments (realized and unrealized)	4.49	4.00	10.43	(9.82)	.31
Total from investment operations	4.73	4.62	10.78	(9.48)	.46
Less distributions from:
Net investment income	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	(.92)	(5.73)	–	–	–
Total distributions	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$37.08	$33.84	$35.77	$25.09	$34.78
Total Return[b]	14.49%	14.32%	42.99%	(27.29%)	1.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,975	$3,475	$5,824	$11,113	$5,384
Ratios to average net assets:
Net investment income	0.68%	1.78%	1.17%	1.18%	0.42%
Total expenses	1.84%	1.88%	1.88%	1.87%	1.87%
Portfolio turnover rate	402%	400%	200%	445%	449%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

318	PROSPECTUS

Financial Highlights

Electronics Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]	Year Ended March 31, 2009[d]	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$60.57	$52.33	$32.76	$50.30	$62.30
Income (loss) from investment operations:
Net investment loss[a]	(.12)	(.13)	(.02)	(–)[b]	(.25)
Net gain (loss) on investments (realized and unrealized)	(5.36)	8.37	19.59	(17.54)	(11.75)
Total from investment operations	(5.48)	8.24	19.57	(17.54)	(12.00)
Net asset value, end of period	$55.09	$60.57	$52.33	$32.76	$50.30
Total Return[c]	(9.05%)	15.75%	59.74%	(34.89%)	(19.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,453	$6,976	$15,988	$106,703	$9,835
Ratios to average net assets:
Net investment loss	(0.22%)	(0.23%)	(0.06%)	(0.03%)	(0.37%)
Total expenses	1.35%	1.39%	1.38%	1.34%	1.36%
Portfolio turnover rate	1,329%	1,171%	592%	408%	784%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]	Year Ended March 31, 2009[d]	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$56.77	$49.26	$31.01	$47.80	$59.40
Income (loss) from investment operations:
Net investment loss[a]	(.34)	(.41)	(.16)	(.10)	(.60)
Net gain (loss) on investments (realized and unrealized)	(5.03)	7.92	18.41	(16.69)	(11.00)
Total from investment operations	(5.37)	7.51	18.25	(16.79)	(11.60)
Net asset value, end of period	$51.40	$56.77	$49.26	$31.01	$47.80
Total Return[c]	(9.46%)	15.25%	58.85%	(35.15%)	(19.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,271	$3,081	$1,634	$3,152	$566
Ratios to average net assets:
Net investment loss	(0.67%)	(0.79%)	(0.39%)	(0.29%)	(0.98%)
Total expenses	1.86%	1.89%	1.87%	1.86%	1.88%
Portfolio turnover rate	1,329%	1,171%	592%	408%	784%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Net investment loss is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period March 31, 2007 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

PROSPECTUS	319

Financial Highlights

Energy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$28.70	$20.91	$14.01	$27.29	$23.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	– [b]	.10	.06	(.03)
Net gain (loss) on investments (realized and unrealized)	(4.19)	7.82	6.82	(12.61)	4.86
Total from investment operations	(4.12)	7.82	6.92	(12.55)	4.83
Less distributions from:
Net investment income	–	(.03)	(.02)	–	–
Net realized gains	–	–	–	(.73)	(.73)
Total distributions	–	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$24.58	$28.70	$20.91	$14.01	$27.29
Total Return[c]	(14.39%)	37.43%	49.37%	(46.01%)	20.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,947	$93,648	$35,228	$53,627	$63,325
Ratios to average net assets:
Net investment income (loss)	0.27%	0.00%	0.51%	0.28%	(0.10%)
Total expenses	1.36%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	288%	273%	228%	310%	188%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$26.93	$19.72	$13.28	$26.07	$22.29
Income (loss) from investment operations:
Net investment loss[a]	(.08)	(.11)	(–)[b]	(.04)	(.15)
Net gain (loss) on investments (realized and unrealized)	(3.90)	7.35	6.46	(12.02)	4.66
Total from investment operations	(3.98)	7.24	6.46	(12.06)	4.51
Less distributions from:
Net investment income	–	(.03)	(.02)	–	–
Net realized gains	–	–	–	(.73)	(.73)
Total distributions	–	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$22.95	$26.93	$19.72	$13.28	$26.07
Total Return[c]	(14.78%)	36.75%	48.62%	(46.29%)	20.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,080	$16,015	$6,489	$4,679	$17,713
Ratios to average net assets:
Net investment loss	(0.33%)	(0.53%)	(0.02%)	(0.16%)	(0.58%)
Total expenses	1.86%	1.89%	1.88%	1.88%	1.86%
Portfolio turnover rate	288%	273%	228%	310%	188%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment loss is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

320	PROSPECTUS

Financial Highlights

Energy Services Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$62.66	$42.83	$25.07	$58.04	$47.47
Income (loss) from investment operations:
Net investment loss[a]	(.14)	(.21)	(.01)	(.24)	(.43)
Net gain (loss) on investments (realized and unrealized)	(11.65)	20.04	17.77	(32.73)	11.00
Total from investment operations	(11.79)	19.83	17.76	(32.97)	10.57
Net asset value, end of period	$50.87	$62.66	$42.83	$25.07	$58.04
Total Return[b]	(18.82%)	46.27%	70.84%	(56.81%)	22.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,353	$151,318	$49,371	$59,706	$82,691
Ratios to average net assets:
Net investment loss	(0.25%)	(0.42%)	(0.01%)	(0.48%)	(0.77%)
Total expenses	1.36%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	162%	205%	472%	207%	193%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$58.97	$40.50	$23.83	$55.45	$45.58
Income (loss) from investment operations:
Net investment loss[a]	(.34)	(.42)	(.26)	(.43)	(.69)
Net gain (loss) on investments (realized and unrealized)	(10.99)	18.89	16.93	(31.19)	10.56
Total from investment operations	(11.33)	18.47	16.67	(31.62)	9.87
Net asset value, end of period	$47.64	$58.97	$40.50	$23.83	$55.45
Total Return[b]	(19.21%)	45.61%	69.95%	(57.02%)	21.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,025	$17,222	$6,631	$7,058	$15,929
Ratios to average net assets:
Net investment loss	(0.66%)	(0.93%)	(0.70%)	(0.92%)	(1.28%)
Total expenses	1.86%	1.89%	1.88%	1.88%	1.87%
Portfolio turnover rate	162%	205%	472%	207%	193%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	321

Financial Highlights

Financial Services Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$81.18	$75.23	$44.37	$101.80	$142.50
Income (loss) from investment operations:
Net investment income[a]	.61	.15	.41	1.60	1.70
Net gain (loss) on investments (realized and unrealized)	(3.29)	6.75	31.07	(57.13)	(40.20)
Total from investment operations	(2.68)	6.90	31.48	(55.53)	(38.50)
Less distributions from:
Net investment income	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$78.47	$81.18	$75.23	$44.37	$101.80
Total Return[b]	(3.31%)	9.33%	71.12%	(54.76%)	(27.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,973	$4,885	$26,364	$13,257	$4,640
Ratios to average net assets:
Net investment income	0.86%	0.19%	0.64%	2.16%	1.25%
Total expenses	1.34%	1.39%	1.38%	1.37%	1.38%
Portfolio turnover rate	970%	601%	447%	755%	913%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$76.47	$71.29	$42.28	$97.80	$137.60
Income (loss) from investment operations:
Net investment income (loss)[a]	.26	(.14)	.12	1.30	.90
Net gain (loss) on investments (realized and unrealized)	(3.17)	6.27	29.51	(54.92)	(38.50)
Total from investment operations	(2.91)	6.13	29.63	(53.62)	(37.60)
Less distributions from:
Net investment income	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$73.53	$76.47	$71.29	$42.28	$97.80
Total Return[b]	(3.80%)	8.76%	70.26%	(55.06%)	(27.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,243	$3,634	$3,285	$2,710	$1,957
Ratios to average net assets:
Net investment income (loss)	0.37%	(0.20%)	0.21%	1.83%	0.70%
Total expenses	1.85%	1.89%	1.88%	1.88%	1.89%
Portfolio turnover rate	970%	601%	447%	755%	913%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Per share amounts for the period March 31, 2007 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

322	PROSPECTUS

Financial Highlights

Health Care Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$17.14	$15.80	$11.20	$14.28	$15.28
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.02)	(.01)	.07	(.02)
Net gain (loss) on investments (realized and unrealized)	1.68	1.36	4.62	(3.15)	(.98)
Total from investment operations	1.69	1.34	4.61	(3.08)	(1.00)
Less distributions from:
Net investment income	–	–	(.01)	–	–
Total distributions	–	–	(.01)	–	–
Net asset value, end of period	$18.83	$17.14	$15.80	$11.20	$14.28
Total Return[b]	9.86%	8.48%	41.17%	(21.57%)	(6.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,036	$19,534	$195,616	$13,920	$22,062
Ratios to average net assets:
Net investment income (loss)	0.08%	(0.10%)	(0.04%)	0.48%	(0.13%)
Total expenses	1.36%	1.38%	1.37%	1.36%	1.37%
Portfolio turnover rate	582%	619%	241%	745%	444%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$16.04	$14.85	$10.58	$13.57	$14.59
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.05)	(.04)	.01	(.09)
Net gain (loss) on investments (realized and unrealized)	1.58	1.24	4.32	(3.00)	(.93)
Total from investment operations	1.51	1.19	4.28	(2.99)	(1.02)
Less distributions from:
Net investment income	–	–	(.01)	–	–
Total distributions	–	–	(.01)	–	–
Net asset value, end of period	$17.55	$16.04	$14.85	$10.58	$13.57
Total Return[b]	9.41%	8.01%	40.46%	(22.03%)	(6.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,275	$2,229	$3,432	$6,353	$13,099
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.36%)	(0.33%)	0.04%	(0.60%)
Total expenses	1.85%	1.88%	1.88%	1.93%	1.86%
Portfolio turnover rate	582%	619%	241%	745%	444%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	323

Financial Highlights

Internet Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$52.28	$41.74	$26.58	$38.55	$41.11
Income (loss) from investment operations:
Net investment income (loss)[a]	(.51)	(.34)	(.38)	(.29)	.46
Net gain (loss) on investments (realized and unrealized)	.13	10.88	15.54	(11.23)	(2.87)
Total from investment operations	(.38)	10.54	15.16	(11.52)	(2.41)
Less distributions from:
Net investment income	–	–	–	(.45)	(.15)
Total distributions	–	–	–	(.45)	(.15)
Net asset value, end of period	$51.90	$52.28	$41.74	$26.58	$38.55
Total Return[b]	(0.73%)	25.25%	57.04%	(29.63%)	(5.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,206	$20,589	$21,924	$61,745	$4,365
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.69%)	(1.12%)	(1.01%)	1.00%
Total expenses	1.36%	1.39%	1.37%	1.35%	1.38%
Portfolio turnover rate	380%	291%	443%	550%	870%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$49.31	$39.57	$25.32	$36.95	$39.61
Income (loss) from investment operations:
Net investment loss[a]	(.71)	(.59)	(.58)	(.41)	(.09)
Net gain (loss) on investments (realized and unrealized)	.11	10.33	14.83	(10.77)	(2.42)
Total from investment operations	(.60)	9.74	14.25	(11.18)	(2.51)
Less distributions from:
Net investment income	–	–	–	(.45)	(.15)
Total distributions	–	–	–	(.45)	(.15)
Net asset value, end of period	$48.71	$49.31	$39.57	$25.32	$36.95
Total Return[b]	(1.24%)	24.61%	56.28%	(29.99%)	(6.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$719	$2,124	$3,908	$3,604	$1,364
Ratios to average net assets:
Net investment loss	(1.58%)	(1.32%)	(1.74%)	(1.43%)	(0.21%)
Total expenses	1.86%	1.89%	1.88%	1.87%	1.88%
Portfolio turnover rate	380%	291%	443%	550%	870%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

324	PROSPECTUS

Financial Highlights

Leisure Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$33.50	$27.48	$15.40	$31.72	$35.87
Income (loss) from investment operations:
Net investment income (loss)[a]	.17	(.02)	.03	.01	.09
Net gain (loss) on investments (realized and unrealized)	3.27	6.04	12.05	(16.33)	(4.24)
Total from investment operations	3.44	6.02	12.08	(16.32)	(4.15)
Net asset value, end of period	$36.94	$33.50	$27.48	$15.40	$31.72
Total Return[b]	10.27%	21.91%	78.44%	(51.45%)	(11.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,687	$2,141	$13,186	$4,132	$3,283
Ratios to average net assets:
Net investment income (loss)	0.49%	(0.07%)	0.13%	0.05%	0.24%
Total expenses	1.35%	1.39%	1.37%	1.37%	1.39%
Portfolio turnover rate	797%	963%	943%	1,529%	646%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$31.29	$25.81	$14.53	$30.06	$34.14
Income (loss) from investment operations:
Net investment loss[a]	(.01)	(.16)	(.11)	(.03)	(.07)
Net gain (loss) on investments (realized and unrealized)	3.05	5.64	11.39	(15.50)	(4.01)
Total from investment operations	3.04	5.48	11.28	(15.53)	(4.08)
Net asset value, end of period	$34.33	$31.29	$25.81	$14.53	$30.06
Total Return[b]	9.72%	21.23%	77.63%	(51.66%)	(11.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,379	$582	$1,111	$373	$1,611
Ratios to average net assets:
Net investment loss	(0.03%)	(0.61%)	(0.56%)	(0.11%)	(0.22%)
Total expenses	1.86%	1.89%	1.88%	1.88%	1.89%
Portfolio turnover rate	797%	963%	943%	1,529%	646%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	325

Financial Highlights

Precious Metals Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$86.74	$61.73	$46.36	$69.89	$56.21
Income (loss) from investment operations:
Net investment loss[a]	(.02)	(.28)	(.44)	(.23)	(.37)
Net gain (loss) on investments (realized and unrealized)	(20.70)	25.32	15.96	(23.30)	14.05
Total from investment operations	(20.72)	25.04	15.52	(23.53)	13.68
Less distributions from:
Net investment income	(.29)	(.03)	–	–	–
Net realized gains	–	–	(.08)	–	–
Return of capital	–	–	(.07)	–	–
Total distributions	(.29)	(.03)	(.15)	–	–
Net asset value, end of period	$65.73	$86.74	$61.73	$46.36	$69.89
Total Return[b]	(23.91%)	40.57%	33.44%	(33.67%)	24.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,637	$141,798	$113,546	$160,759	$149,805
Ratios to average net assets:
Net investment loss	(0.03%)	(0.37%)	(0.76%)	(0.48%)	(0.58%)
Total expenses	1.26%	1.28%	1.28%	1.28%	1.27%
Portfolio turnover rate	235%	322%	383%	245%	203%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$83.59	$59.79	$45.12	$68.36	$55.24
Income (loss) from investment operations:
Net investment loss[a]	(.44)	(.61)	(.79)	(.50)	(.69)
Net gain (loss) on investments (realized and unrealized)	(19.84)	24.44	15.61	(22.74)	13.81
Total from investment operations	(20.28)	23.83	14.82	(23.24)	13.12
Less distributions from:
Net investment income	(.29)	(.03)	–	–	–
Net realized gains	–	–	(.08)	–	–
Return of capital	–	–	(.07)	–	–
Total distributions	(.29)	(.03)	(.15)	–	–
Net asset value, end of period	$63.02	$83.59	$59.79	$45.12	$68.36
Total Return[b]	(24.29%)	39.87%	32.81%	(34.00%)	23.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,610	$30,418	$18,677	$12,056	$11,817
Ratios to average net assets:
Net investment loss	(0.59%)	(0.86%)	(1.35%)	(1.02%)	(1.09%)
Total expenses	1.76%	1.78%	1.77%	1.77%	1.77%
Portfolio turnover rate	235%	322%	383%	245%	203%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

326	PROSPECTUS

Financial Highlights

Retailing Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.66	$12.75	$8.58	$11.54	$14.47
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	.05	.03	(.01)	(.04)
Net gain (loss) on investments (realized and unrealized)	2.79	1.89	4.14	(2.95)	(2.89)
Total from investment operations	2.80	1.94	4.17	(2.96)	(2.93)
Less distributions from:
Net investment income	(.01)	(.03)	–	–	–
Total distributions	(.01)	(.03)	–	–	–
Net asset value, end of period	$17.45	$14.66	$12.75	$8.58	$11.54
Total Return[b]	19.14%	15.20%	48.60%	(25.65%)	(20.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,802	$3,776	$12,060	$84,894	$3,152
Ratios to average net assets:
Net investment income (loss)	0.04%	0.34%	0.28%	(0.14%)	(0.27%)
Total expenses	1.34%	1.39%	1.38%	1.32%	1.37%
Portfolio turnover rate	822%	1,062%	1,049%	461%	1,205%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.91	$12.14	$8.20	$11.10	$13.97
Income (loss) from investment operations:
Net investment loss[a]	(.09)	(.07)	(.06)	(.02)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.64	1.87	4.00	(2.88)	(2.75)
Total from investment operations	2.55	1.80	3.94	(2.90)	(2.87)
Less distributions from:
Net investment income	(.01)	(.03)	–	–	–
Total distributions	(.01)	(.03)	–	–	–
Net asset value, end of period	$16.45	$13.91	$12.14	$8.20	$11.10
Total Return[b]	18.38%	14.81%	48.05%	(26.13%)	(20.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,979	$1,583	$2,350	$901	$800
Ratios to average net assets:
Net investment loss	(0.66%)	(0.58%)	(0.57%)	(0.26%)	(0.89%)
Total expenses	1.84%	1.89%	1.87%	1.88%	1.87%
Portfolio turnover rate	822%	1,062%	1,049%	461%	1,205%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	327

Financial Highlights

Technology Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.94	$12.03	$7.70	$11.77	$12.53
Income (loss) from investment operations:
Net investment loss[a]	(.01)	(.06)	(.05)	(.03)	(.10)
Net gain (loss) on investments (realized and unrealized)	.38	1.97	4.38	(4.04)	(.66)
Total from investment operations	.37	1.91	4.33	(4.07)	(.76)
Net asset value, end of period	$14.31	$13.94	$12.03	$7.70	$11.77
Total Return[b]	2.65%	15.88%	56.23%	(34.58%)	(6.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,985	$35,408	$37,391	$11,601	$9,916
Ratios to average net assets:
Net investment loss	(0.10%)	(0.48%)	(0.52%)	(0.29%)	(0.72%)
Total expenses	1.36%	1.39%	1.38%	1.37%	1.37%
Portfolio turnover rate	487%	393%	335%	564%	694%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.13	$11.39	$7.32	$11.27	$12.05
Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.11)	(.11)	(.05)	(.15)
Net gain (loss) on investments (realized and unrealized)	.39	1.85	4.18	(3.90)	(.63)
Total from investment operations	.28	1.74	4.07	(3.95)	(.78)
Net asset value, end of period	$13.41	$13.13	$11.39	$7.32	$11.27
Total Return[b]	2.13%	15.28%	55.60%	(35.05%)	(6.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,361	$6,565	$17,969	$1,914	$2,077
Ratios to average net assets:
Net investment loss	(0.87%)	(0.94%)	(1.04%)	(0.53%)	(1.16%)
Total expenses	1.85%	1.88%	1.87%	1.87%	1.88%
Portfolio turnover rate	487%	393%	335%	564%	694%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

328	PROSPECTUS

Financial Highlights

Telecommunications Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$15.71	$13.73	$10.29	$17.04	$19.02
Income (loss) from investment operations:
Net investment income[a]	.41	.10	.26	.27	.12
Net gain (loss) on investments (realized and unrealized)	(1.84)	1.96	3.52	(6.68)	(2.08)
Total from investment operations	(1.43)	2.06	3.78	(6.41)	(1.96)
Less distributions from:
Net investment income	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$13.84	$15.71	$13.73	$10.29	$17.04
Total Return[b]	(8.77%)	15.06%	36.88%	(37.55%)	(10.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,028	$48,089	$4,677	$4,440	$11,134
Ratios to average net assets:
Net investment income	2.86%	0.73%	2.03%	1.92%	0.58%
Total expenses	1.36%	1.39%	1.39%	1.39%	1.37%
Portfolio turnover rate	793%	1,008%	867%	672%	528%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.74	$12.94	$9.75	$16.26	$18.24
Income (loss) from investment operations:
Net investment income (loss)[a]	.22	.03	.23	.17	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.62)	1.85	3.30	(6.34)	(1.94)
Total from investment operations	(1.40)	1.88	3.53	(6.17)	(1.96)
Less distributions from:
Net investment income	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$12.90	$14.74	$12.94	$9.75	$16.26
Total Return[b]	(9.15%)	14.59%	36.35%	(37.88%)	(10.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200	$695	$279	$9,991	$835
Ratios to average net assets:
Net investment income (loss)	1.65%	0.25%	1.94%	1.53%	(0.09%)
Total expenses	1.85%	1.88%	1.89%	1.81%	1.88%
Portfolio turnover rate	793%	1,008%	867%	672%	528%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	329

Financial Highlights

Transportation Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.85	$23.79	$14.38	$25.21	$29.16
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06)	– [b]	(.15)	.07	.06
Net gain (loss) on investments (realized and unrealized)	(.83)	4.06	9.70	(10.90)	(4.01)
Total from investment operations	(.89)	4.06	9.55	(10.83)	(3.95)
Less distributions from:
Net investment income	–	–	(.14)	–	–
Total distributions	–	–	(.14)	–	–
Net asset value, end of period	$26.96	$27.85	$23.79	$14.38	$25.21
Total Return[c]	(3.20%)	17.07%	66.51%	(42.96%)	(13.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,031	$5,320	$22,292	$20,990	$17,420
Ratios to average net assets:
Net investment income (loss)	(0.22%)	0.02%	(0.68%)	0.33%	0.22%
Total expenses	1.35%	1.38%	1.37%	1.38%	1.36%
Portfolio turnover rate	1,082%	1,217%	1,073%	875%	952%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$25.70	$22.05	$13.40	$23.59	$27.42
Income (loss) from investment operations:
Net investment income (loss)[a]	(.14)	(.17)	(.18)	.10	(.01)
Net gain (loss) on investments (realized and unrealized)	(.80)	3.82	8.97	(10.29)	(3.82)
Total from investment operations	(.94)	3.65	8.79	(10.19)	(3.83)
Less distributions from:
Net investment income	–	–	(.14)	–	–
Total distributions	–	–	(.14)	–	–
Net asset value, end of period	$24.76	$25.70	$22.05	$13.40	$23.59
Total Return[c]	(3.66%)	16.55%	65.70%	(43.20%)	(13.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,355	$2,902	$2,795	$1,139	$5,152
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.74%)	(0.95%)	0.51%	(0.05%)
Total expenses	1.86%	1.89%	1.88%	1.90%	1.87%
Portfolio turnover rate	1,082%	1,217%	1,073%	875%	952%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

330	PROSPECTUS

Financial Highlights

Utilities Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.00	$24.80	$20.56	$29.29	$31.89
Income (loss) from investment operations:
Net investment income[a]	.73	.86	.61	.72	.51
Net gain (loss) on investments (realized and unrealized)	1.80	2.96	4.85	(9.32)	(2.31)
Total from investment operations	2.53	3.82	5.46	(8.60)	(1.80)
Less distributions from:
Net investment income	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$29.13	$27.00	$24.80	$20.56	$29.29
Total Return[b]	9.44%	15.94%	26.58%	(29.40%)	(5.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,469	$9,328	$9,912	$10,348	$11,242
Ratios to average net assets:
Net investment income	2.59%	3.35%	2.49%	2.90%	1.57%
Total expenses	1.35%	1.37%	1.39%	1.39%	1.39%
Portfolio turnover rate	549%	800%	758%	684%	375%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$25.26	$23.40	$19.56	$28.00	$30.65
Income (loss) from investment operations:
Net investment income[a]	.56	.62	.47	.63	.32
Net gain (loss) on investments (realized and unrealized)	1.68	2.86	4.59	(8.94)	(2.17)
Total from investment operations	2.24	3.48	5.06	(8.31)	(1.85)
Less distributions from:
Net investment income	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$27.10	$25.26	$23.40	$19.56	$28.00
Total Return[b]	8.90%	15.43%	25.89%	(29.72%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,036	$1,240	$1,184	$5,939	$2,960
Ratios to average net assets:
Net investment income	2.11%	2.53%	2.07%	2.72%	1.02%
Total expenses	1.84%	1.87%	1.88%	1.90%	1.88%
Portfolio turnover rate	549%	800%	758%	684%	375%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	331

Financial Highlights

Europe 1.25x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.06	$14.20	$8.36	$22.26	$24.14
Income (loss) from investment operations:
Net investment income[a]	.16	.09	.03	.21	.57
Net gain (loss) on investments (realized and unrealized)	(1.63)	(.23)	5.81	(14.11)	(1.52)
Total from investment operations	(1.47)	(.14)	5.84	(13.90)	(.95)
Less distributions from:
Net investment income	–	–	–	–	(.23)
Net realized gains	–	–	–	–	(.70)
Total distributions	–	–	–	–	(.93)
Net asset value, end of period	$12.59	$14.06	$14.20	$8.36	$22.26
Total Return[b]	(10.46%)	(0.99%)	69.86%	(62.44%)	(4.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,759	$23,238	$6,989	$4,739	$21,670
Ratios to average net assets:
Net investment income	1.22%	0.70%	0.21%	1.22%	2.20%
Total expenses	1.68%	1.69%	1.70%	1.71%	1.67%
Portfolio turnover rate	318%	515%	1,353%	384%	320%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

332	PROSPECTUS

Financial Highlights

Japan 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$14.98	$16.48	$9.01	$25.12	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.23)	(.21)	(.08)	– [c]
Net gain (loss) on investments (realized and unrealized)	.73	(1.27)	7.68	(16.22)	.12
Total from investment operations	.51	(1.50)	7.47	(16.30)	.12
Less distributions from:
Net investment income	–	–	–	(.01)	–
Total distributions	–	–	–	(.01)	–
Payments by affiliates	–	–	–	.20 [d]	–
Net asset value, end of period	$15.49	$14.98	$16.48	$9.01	$25.12
Total Return[e]	3.40%	(9.10%)	82.91%	(64.10%)[d]	0.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,574	$5,356	$5,414	$6,531	$5,243
Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.44%)	(1.44%)	(0.55%)	0.17%
Total expenses	1.51%	1.54%	1.53%	1.52%	1.44%
Portfolio turnover rate	–	–	–	–	–

[a]	Since commencement of operations: February 22, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	333

Financial Highlights

Emerging Markets 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.94	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.11)
Net gain (loss) on investments (realized and unrealized)	(8.20)	2.05
Total from investment operations	(8.27)	1.94
Less distributions from:
Net realized gains	(1.12)	–
Total distributions	(1.12)	–
Net asset value, end of period	$17.55	$26.94
Total Return[d]	(29.70%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,713	$3,705
Ratios to average net assets:
Net investment loss	(0.37%)	(1.05%)
Total expenses	1.77%	1.85%
Net expenses[e]	1.69%	1.74%
Portfolio turnover rate	883%	58%

[a]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

334	PROSPECTUS

Financial Highlights

Inverse Emerging Markets 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$21.15	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.38)	(.16)
Net loss on investments (realized and unrealized)	(1.48)	(3.69)
Total from investment operations	(1.86)	(3.85)
Net asset value, end of period	$19.29	$21.15
Total Return[c]	(8.79%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,215	$2,892
Ratios to average net assets:
Net investment loss	(1.67%)	(1.63%)
Total expenses	1.79%	1.85%
Net expenses[d]	1.70%	1.74%
Portfolio turnover rate	–	–

[a]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.

PROSPECTUS	335

Financial Highlights

Strengthening Dollar 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.40	$16.31	$19.56	$19.83	$25.33
Income (loss) from investment operations:
Net investment income (loss)[a]	(.22)	(.25)	(.25)	.02	.57
Net gain (loss) on investments (realized and unrealized)	.21	(2.66)	(3.00)	6.44	(6.07)
Total from investment operations	(.01)	(2.91)	(3.25)	6.46	(5.50)
Less distributions from:
Net realized gains	–	–	–	(6.73)	–
Total distributions	–	–	–	(6.73)	–
Net asset value, end of period	$13.39	$13.40	$16.31	$19.56	$19.83
Total Return[b]	(0.07%)	(17.84%)	(16.62%)	30.25%	(21.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,982	$20,733	$60,944	$22,147	$29,011
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.55%)	(1.57%)	0.08%	2.44%
Total expenses	1.69%	1.72%	1.67%	1.69%	1.66%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

336	PROSPECTUS

Financial Highlights

Weakening Dollar 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$20.32	$17.96	$16.37	$29.25	$26.18
Income (loss) from investment operations:
Net investment income (loss)[a]	(.32)	(.28)	(.30)	(.03)	.68
Net gain (loss) on investments (realized and unrealized)	(1.07)	2.64	1.89	(8.80)	7.17
Total from investment operations	(1.39)	2.36	1.59	(8.83)	7.85
Less distributions from:
Net investment income	–	–	–	(1.28)	(4.78)
Net realized gains	–	–	–	(2.77)	(–)[b]
Total distributions	–	–	–	(4.05)	(4.78)
Net asset value, end of period	$18.93	$20.32	$17.96	$16.37	$29.25
Total Return[c]	(6.84%)	13.14%	9.71%	(29.86%)	32.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,551	$23,432	$30,036	$60,249	$103,867
Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.54%)	(1.57%)	(0.13%)	2.45%
Total expenses	1.69%	1.71%	1.68%	1.70%	1.67%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Distributions from realized gains are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	337

Financial Highlights

Real Estate Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$29.02	$24.22	$12.82	$32.40	$42.14
Income (loss) from investment operations:
Net investment income[a]	.42	.29	.50	.61	.53
Net gain (loss) on investments (realized and unrealized)	1.10	5.13	11.04	(19.29)	(10.04)
Total from investment operations	1.52	5.42	11.54	(18.68)	(9.51)
Less distributions from:
Net investment income	(.31)	(.62)	(.14)	(.90)	(.23)
Total distributions	(.31)	(.62)	(.14)	(.90)	(.23)
Net asset value, end of period	$30.23	$29.02	$24.22	$12.82	$32.40
Total Return[b]	5.42%	22.70%	90.15%	(58.01%)	(22.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,511	$22,045	$34,926	$1,757	$14,140
Ratios to average net assets:
Net investment income	1.48%	1.13%	2.41%	2.14%	1.43%
Total expenses	1.61%	1.63%	1.68%	1.64%	1.64%
Portfolio turnover rate	974%	485%	1,520%	780%	832%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

338	PROSPECTUS

Financial Highlights

Government Long Bond 1.2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.43	$10.96	$13.74	$11.78	$10.59
Income (loss) from investment operations:
Net investment income[a]	.32	.36	.36	.36	.40
Net gain (loss) on investments (realized and unrealized)	3.48	.47	(2.78)	1.97	1.19
Total from investment operations	3.80	.83	(2.42)	2.33	1.59
Less distributions from:
Net investment income	(.32)	(.36)	(.36)	(.37)	(.40)
Total distributions	(.32)	(.36)	(.36)	(.37)	(.40)
Net asset value, end of period	$14.91	$11.43	$10.96	$13.74	$11.78
Total Return[b]	33.38%	7.42%	(17.71%)	20.17%	15.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,709	$44,707	$282,388	$43,237	$30,695
Ratios to average net assets:
Net investment income	2.24%	3.03%	3.16%	2.79%	3.75%
Total expenses	0.95%	0.98%	0.98%	0.98%	0.97%
Portfolio turnover rate	2,322%	1,930%	1,503%	1,794%	1,142%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.36	$10.88	$13.66	$11.72	$10.54
Income (loss) from investment operations:
Net investment income[a]	.25	.31	.32	.31	.34
Net gain (loss) on investments (realized and unrealized)	3.42	.47	(2.80)	1.93	1.19
Total from investment operations	3.67	.78	(2.48)	2.24	1.53
Less distributions from:
Net investment income	(.25)	(.30)	(.30)	(.30)	(.35)
Total distributions	(.25)	(.30)	(.30)	(.30)	(.35)
Net asset value, end of period	$14.78	$11.36	$10.88	$13.66	$11.72
Total Return[b]	32.56%	7.03%	(18.18%)	19.49%	14.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,600	$31,420	$28,990	$7,867	$25,181
Ratios to average net assets:
Net investment income	1.77%	2.46%	2.76%	2.49%	3.13%
Total expenses	1.45%	1.48%	1.48%	1.48%	1.47%
Portfolio turnover rate	2,322%	1,930%	1,503%	1,794%	1,142%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	339

Financial Highlights

Inverse Government Long Bond Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.08	$14.65	$13.32	$16.81	$19.37
Income (loss) from investment operations:
Net investment income (loss)[a]	(.43)	(.62)	(.33)	(.11)	.49
Net gain (loss) on investments (realized and unrealized)	(2.98)	(.95)	1.66	(3.38)	(2.39)
Total from investment operations	(3.41)	(1.57)	1.33	(3.49)	(1.90)
Less distributions from:
Net investment income	–	–	–	–	(.66)
Total distributions	–	–	–	–	(.66)
Net asset value, end of period	$9.67	$13.08	$14.65	$13.32	$16.81
Total Return[b]	(26.07%)	(10.72%)	9.98%	(20.76%)	(9.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$247,454	$406,031	$376,574	$269,155	$237,900
Ratios to average net assets:
Net investment income (loss)	(3.99%)	(4.78%)	(2.23%)	(0.72%)	2.56%
Total expenses	4.13%	5.06%	2.53%	2.80%	3.45%
Operating expenses[c]	1.39%	1.42%	1.41%	1.41%	1.40%
Portfolio turnover rate	1,107%	771%	985%	584%	550%

Advisor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$12.60	$14.17	$12.95	$16.41	$19.01
Income (loss) from investment operations:
Net investment income (loss)[a]	(.41)	(.66)	(.39)	(.18)	.34
Net gain (loss) on investments (realized and unrealized)	(2.96)	(.91)	1.61	(3.28)	(2.28)
Total from investment operations	(3.37)	(1.57)	1.22	(3.46)	(1.94)
Less distributions from:
Net investment income	–	–	–	–	(.66)
Total distributions	–	–	–	–	(.66)
Net asset value, end of period	$9.23	$12.60	$14.17	$12.95	$16.41
Total Return[b]	(26.75%)	(11.08%)	9.42%	(21.08%)	(10.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$199,137	$44,798	$66,668	$35,153	$24,891
Ratios to average net assets:
Net investment income (loss)	(4.22%)	(5.28%)	(2.79%)	(1.19%)	1.84%
Total expenses	4.38%	5.56%	3.09%	3.36%	4.10%
Operating expenses[c]	1.87%	1.91%	1.91%	1.91%	1.90%
Portfolio turnover rate	1,107%	771%	985%	584%	550%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude interest expense from securities sold short.

340	PROSPECTUS

Financial Highlights

High Yield Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$21.95	$20.38	$16.61	$24.28	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.30)	(.26)	(.04)	.62
Net gain (loss) on investments (realized and unrealized)	1.78	3.38	5.38	(3.63)	(1.27)
Total from investment operations	1.50	3.08	5.12	(3.67)	(.65)
Less distributions from:
Net investment income	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Total distributions	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Net asset value, end of period	$22.90	$21.95	$20.38	$16.61	$24.28
Total Return[c]	6.95%	15.29%	31.07%	(16.16%)	(2.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$266,950	$116,106	$16,368	$239,528	$64,290
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.38%)	(1.37%)	(0.20%)	2.55%
Total expenses	1.49%	1.53%	1.53%	1.56%	1.49%
Portfolio turnover rate	583%	–	–	–	–

[a]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	341

Financial Highlights

Inverse High Yield Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Period Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$32.04	$38.60	$55.26	$51.38	$50.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.50)	(.61)	(.29)	1.44
Net gain (loss) on investments (realized and unrealized)	(3.35)	(6.06)	(15.66)	5.49	(.06)
Total from investment operations	(3.82)	(6.56)	(16.27)	5.20	1.38
Less distributions from:
Net realized gains	–	–	(.39)	(1.32)	–
Total distributions	–	–	(.39)	(1.32)	–
Net asset value, end of period	$28.22	$32.04	$38.60	$55.26	$51.38
Total Return[c]	(11.92%)	(16.99%)	(29.47%)	10.17%	2.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,357	$9,699	$27,954	$13,799	$6,536
Ratios to average net assets:
Net investment income (loss)	(1.51%)	(1.38%)	(1.43%)	(0.55%)	2.84%
Total expenses	1.51%	1.53%	1.53%	1.53%	1.52%
Portfolio turnover rate	–	–	–	–	–

[a]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

342	PROSPECTUS

Financial Highlights

U.S. Long Short Momentum Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.32	$12.63	$8.65	$13.49	$14.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	(.04)	(.07)	– [d]	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.02)	1.73	4.05	(4.84)	.31
Total from investment operations	(.99)	1.69	3.98	(4.84)	.29
Less distributions from:
Net realized gains	–	–	–	–	(.93)
Total distributions	–	–	–	–	(.93)
Redemption fees collected	–	– [f]	– [f]	– [f]	.01
Net asset value, end of period	$13.33	$14.32	$12.63	$8.65	$13.49
Total Return[b]	(6.91%)	13.38%	46.01%	(35.88%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,589	$87,212	$99,418	$76,080	$178,949
Ratios to average net assets:
Net investment income (loss)	0.20%	(0.31%)	(0.63%)	(0.01%)	(0.13%)
Total expenses	1.66%	1.70%	1.68%	1.68%	1.65%
Operating expenses[c]	1.66%	1.69%	1.68%	1.68%	1.65%
Portfolio turnover rate	190%	231%	375%	528%	278%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude interest and dividend expense from securities sold short.
[d]	Net investment income (loss) is less than $0.01 per share.
[f]	Redemption fees collected are less than $0.01 per share.

PROSPECTUS	343

Financial Highlights

Event Driven and Distressed Strategies Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.86	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	(.39)	4.27
Total from investment operations	(.73)	3.94
Less distributions from:
Net realized gains	(.76)	(2.08)
Total distributions	(.76)	(2.08)
Net asset value, end of period	$25.37	$26.86
Total Return[c]	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,183	$8,886
Ratios to average net assets:
Net investment loss	(1.33%)	(1.67%)
Total expenses[d]	1.91%	2.04%
Net expenses[e]	1.85%	1.90%
Portfolio turnover rate	513%	–

[a]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

344	PROSPECTUS

Financial Highlights

Long Short Equity Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.55	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.61)	(.36)
Net gain on investments (realized and unrealized)	1.43	3.78
Total from investment operations	.82	3.42
Less distributions from:
Net realized gains	(.65)	(1.87)
Total distributions	(.65)	(1.87)
Net asset value, end of period	$26.72	$26.55
Total Return[c]	3.20%	13.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,529	$2,001
Ratios to average net assets:
Net investment loss	(2.31%)	(1.85%)
Total expenses	2.55%	2.50%
Net expenses[d]	2.44%	2.36%
Operating expenses[e]	1.90%	1.89%
Portfolio turnover rate	983%	142%

[a]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Operating expenses exclude interest and dividend expense from securities sold short.

PROSPECTUS	345

Financial Highlights

Long Short Interest Rate Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$24.97	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.32)	(.26)
Net gain (loss) on investments (realized and unrealized)	(.81)	.50
Total from investment operations	(1.13)	.24
Less distributions from:
Net realized gains	–	(.27)
Total distributions	–	(.27)
Net asset value, end of period	$23.84	$24.97
Total Return[c]	(4.53%)	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,240	$47,252
Ratios to average net assets:
Net investment loss	(1.32%)	(1.36%)
Total expenses	1.51%	1.54%
Portfolio turnover rate	–	–

[a]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

346	PROSPECTUS

Financial Highlights

All-Asset Conservative Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.82	$10.12	$8.65	$10.75	$10.71
Income (loss) from investment operations:
Net investment income[a]	.15	.14	.12	.31	.25
Net gain (loss) on investments (realized and unrealized)	(.08)	.65	1.52	(2.11)	.13
Total from investment operations	.07	.79	1.64	(1.80)	.38
Less distributions from:
Net investment income	(.14)	(.07)[e]	(.16)[e]	(.14)[e]	(.22)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.16)[e]	(.14)[e]
Total distributions	(.14)	(.09)	(.17)	(.30)	(.36)
Redemption fees collected	–	– [b]	– [b]	– [b]	.02
Net asset value, end of period	$10.75	$10.82	$10.12	$8.65	$10.75
Total Return[c]	0.71%	7.85%	19.00%	(17.03%)	3.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,636	$2,568	$4,667	$3,022	$7,014
Ratios to average net assets:
Net investment income	1.46%	1.33%	1.28%	3.14%	2.28%
Total expenses[d]	–	–	–	–	0.01%
Portfolio turnover rate	134%	112%	174%	230%	119%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

PROSPECTUS	347

Financial Highlights

All-Asset Moderate Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.69	$9.84	$7.94	$10.18	$10.56
Income (loss) from investment operations:
Net investment income[a]	.09	.09	.08	.16	.13
Net gain (loss) on investments (realized and unrealized)	.02	.83	1.99	(2.26)	(.20)
Total from investment operations	.11	.92	2.07	(2.10)	(.07)
Less distributions from:
Net investment income	(.10)	(.05)[e]	(.17)[e]	(.02)[e]	(.12)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.12)[e]	(.19)[e]
Total distributions	(.10)	(.07)	(.18)	(.14)	(.31)
Redemption fees collected	–	– [b]	.01	– [b]	– [b]
Net asset value, end of period	$10.70	$10.69	$9.84	$7.94	$10.18
Total Return[c]	1.13%	9.39%	26.18%	(20.75%)	(0.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,048	$4,478	$7,660	$6,279	$11,359
Ratios to average net assets:
Net investment income	0.90%	0.92%	0.92%	1.73%	1.22%
Total expenses[d]	–	–	–	–	0.01%
Portfolio turnover rate	77%	93%	170%	220%	125%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

348	PROSPECTUS

Financial Highlights

All-Asset Aggressive Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.40	$9.29	$6.97	$9.69	$10.29
Income (loss) from investment operations:
Net investment income[a]	.05	.06	.04	.11	.08
Net gain (loss) on investments (realized and unrealized)	–	1.08	2.39	(2.60)	(.46)
Total from investment operations	.05	1.14	2.43	(2.49)	(.38)
Less distributions from:
Net investment income	(.09)	(.01)[e]	(.10)[e]	(.22)[e]	(.06)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.01)[e]	(.16)[e]
Total distributions	(.09)	(.03)	(.11)	(.23)	(.22)
Redemption fees collected	–	– [b]	– [b]	– [b]	– [b]
Net asset value, end of period	$10.36	$10.40	$9.29	$6.97	$9.69
Total Return[c]	0.61%	12.31%	34.86%	(25.92%)	(3.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,074	$2,943	$3,630	$3,240	$4,447
Ratios to average net assets:
Net investment income	0.53%	0.66%	0.53%	1.22%	0.80%
Total expenses[d]	–	–	–	0.02%	0.01%
Portfolio turnover rate	77%	97%	185%	278%	120%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

PROSPECTUS	349

Financial Highlights

U.S. Government Money Market Fund

Effective upon the close of business on June 15, 2012, the U.S. Government Money Market Fund converted its existing Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and Investor2 Class Shares into a single share class. For financial reporting purposes, the Investor Class Shares’ financial and performance history prior to the conversion has been carried forward and will be reflected in the new share class’ financial highlights. Therefore, the financial information shown in the table below for all periods is for the Fund’s former Investor Class Shares, which were subject to the same fees and expenses as the Fund’s shares offered in this Prospectus. This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	– [a]	– [a]	– [a]	.01	.04
Net gain on investments (realized and unrealized)	– [a]	– [a]	–	–	–
Total from investment operations	– [a]	– [a]	– [a]	.01	.04
Less distributions from:
Net investment income	(–)[a]	(–)[a]	(–)[a]	(.01)	(.04)
Net realized gains	(–)[a]	(–)[a]	–	–	–
Total distributions	(–)[a]	(–)[a]	(–)[a]	(.01)	(.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[b]	0.00%	0.01%	0.01%	1.06%	3.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$607,565	$833,899	$872,765	$1,114,286	$978,584
Ratios to average net assets:
Net investment income	0.00%[e]	0.01%	0.01%	1.02%	3.71%
Total expenses	0.91%	0.94%	0.93%	0.95%	0.93%
Net expenses[c]	0.11%	0.22%	0.37%	0.90%	0.93%
Portfolio turnover rate	–	–	–	–	–

[a]	Less than $0.01 per share.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers.
[e]	Less than 0.01%.

350	PROSPECTUS

Index Publishers Information

STANDARD & POOR’S

The Nova Fund, S&P 500® Fund, Inverse S&P 500® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500® Pure Growth, S&P 500® Pure Value, S&P MidCap 400® Pure Growth, S&P MidCap 400® Pure Value, S&P SmallCap 600® Pure Growth, and S&P SmallCap 600® Pure Value Funds (the “Guggenheim S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or Citigroup Global Markets, Inc. (“Citigroup”). S&P and Citigroup make no representation, condition, warranty, express or implied, to the owners of the Guggenheim S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500 Pure Growth Index, S&P 500 Pure Value Index, S&P MidCap 400 Pure Growth Index, S&P MidCap 400 Pure Value Index, S&P SmallCap 600 Pure Growth Index, and S&P SmallCap 600 Pure Value Index (the “S&P Indices”) to track general stock market performance or provide a basis for superior investment performance. S&P’s and Citigroup’s only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Guggenheim S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Guggenheim S&P Funds into consideration in determining, composing or calculating the S&P Indices. S&P and Citigroup are not responsible for and have not participated in the determination of the prices and amount of the Guggenheim S&P Funds or the timing of the issuance or sale of the Guggenheim S&P Funds or in the determination or calculation of the equation by which the Guggenheim S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Guggenheim S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Guggenheim S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “Standard & Poor’s MidCap 400,” “S&P MidCap 400®,” Standard & Poor’s SmallCap,” “S&P SmallCap 600®,” “S&P 500 Pure Value,” “S&P 500 Pure Growth,” “S&P MidCap 400 Pure Value,” “S&P MidCap 400 Pure Growth,” “S&P SmallCap 600 Pure Value,” and “S&P SmallCap 600 Pure Growth” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES STOXX

STOXX and its licensors (the “Licensors”) have no relationship to Guggenheim Investments (“Licensee”), other than the licensing of the STOXX 50® Index and the related trademarks for use in connection with the Europe 1.25x Strategy Fund.

STOXX and its Licensors do not:

•	Sponsor, endorse, sell or promote the Europe 1.25x Strategy Fund.

•	Recommend that any person invest in the Europe 1.25x Strategy Fund or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Europe 1.25x Strategy Fund.

•	Have any responsibility or liability for the administration, management or marketing of the Europe 1.25x Strategy Fund.

•	Consider the needs of the Europe 1.25x Strategy Fund or the owners of the Europe 1.25x Strategy Fund in determining, composing or calculating the STOXX 50 Index or have any obligation to do so.

PROSPECTUS	351

STOXX and its Licensors will not have any liability in connection with the Europe 1.25x Strategy Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:

•

The results to be obtained by the Europe 1.25x Strategy Fund, the owner of the Europe 1.25x Strategy Fund or any other person in connection with the use of the STOXX 50 Index and the data included in the STOXX 50 Index;

•	The accuracy or completeness of the STOXX 50 Index and its data;

•	The merchantability and the fitness for a particular purpose or use of the STOXX 50 Index and its data;

•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the STOXX 50 Index or its data;

•

Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.

The licensing agreement between the Licensee and STOXX is solely for their benefit and not for the benefit of the owners of the Europe 1.25x Strategy Fund or any other third parties.

NASDAQ OMX GROUP, INC.

The NASDAQ-100® Fund and Inverse NASDAQ-100® Strategy Fund (the “Guggenheim NASDAQ Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Guggenheim NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Guggenheim NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Guggenheim NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Guggenheim NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Guggenheim NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Guggenheim NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Guggenheim NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE GUGGENHEIM NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

NIKKEI INC.

Nikkei Inc. (the “Index Publisher”) does not sponsor, endorse, sell or promote any Guggenheim Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

•	The advisability of investing in index funds;

•	The ability of any index to track stock market performance;

•	The accuracy and/or the completeness of the aforementioned index or any data included therein;

•	The results to be obtained by the Japan 2x Strategy Fund, the investors in the Japan 2x Strategy Fund, or any person or entity from the use of the index or data included therein; and

•	The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

352	PROSPECTUS

Further, the Index Publisher does not:

•	Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

•	Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

•	Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

•	Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if Nikkei Inc. knows that they might occur.

FRANK RUSSELL COMPANY

The Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund and Inverse Russell 2000® Strategy Fund (the “Guggenheim Russell Funds”) are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Guggenheim Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the “Russell Index”) which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Guggenheim Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell’s publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the “Products”) are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. (“ICE Futures”). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index® to track market performance of either Product. ICE Futures’ only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or any data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROSPECTUS	353

CREDIT SUISSE ALTERNATIVE CAPITAL, INC.

The Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund (the “Guggenheim Credit Suisse Funds”) are not sponsored, endorsed, sold or promoted by Credit Suisse Alternative Capital, Inc. (“Credit Suisse”). Credit Suisse makes no representation or warranty, express or implied, to the owners of the Guggenheim Credit Suisse Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim Credit Suisse Funds particularly or the ability of the Credit Suisse Event Driven Liquid Index, Credit Suisse Long/Short Equity Liquid Index, Dow Jones Credit Suisse Event Driven Hedge Fund Index and Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index (the “Credit Suisse Indices”) to track general stock market performance or a segment of the same. Credit Suisse’s publication of the Credit Suisse Indices in no way suggests or implies an opinion by Credit Suisse as to the advisability of investment in any or all of the securities upon which the Credit Suisse Indices are based. Credit Suisse’s only relationship to the Trust is the licensing of certain trademarks and trade names of Credit Suisse and of the Credit Suisse Indices which are determined, composed and calculated by Credit Suisse without regard to the Trust or the Guggenheim Credit Suisse Funds. Credit Suisse is not responsible for and has not reviewed the Guggenheim Credit Suisse Funds nor any associated literature or publications and Credit Suisse makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Credit Suisse reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Credit Suisse Indices. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Guggenheim Credit Suisse Funds.

Credit Suisse does not guarantee the accuracy and/or the completeness of the Credit Suisse Indices or any data included therein and Credit Suisse shall have no liability for any errors, omissions, or interruptions therein. Credit Suisse makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the Guggenheim Credit Suisse Funds, or any other person or entity from the use of the Credit Suisse Indices or any data included therein. Credit Suisse makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Credit Suisse Indices or any data included therein. Without limiting any of the foregoing, in no event shall Credit Suisse have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.

“Credit Suisse Event Driven Liquid Index” and “Credit Suisse Long/Short Liquid Index “ are trademarks of Credit Suisse Alternative Capital, Inc. or one of its affiliates (collectively, “Credit Suisse”), and have been licensed for use for certain purposes by the EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND GUGGENHEIM INVESTMENTS.

The Index is the exclusive property of Credit Suisse. Neither Credit Suisse nor any service provider shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Index or the calculation thereof and neither Credit Suisse nor any service provider shall be under any obligation to advise any person of any error therein.

Neither Credit Suisse nor its Index service provider has any obligation to take the needs of any person into consideration in composing, modifying, determining or calculating the Index (or causing the Index to be calculated). Credit Suisse may modify the Index in its sole discretion at any time without the obligation to notify any party.

Credit Suisse has not published or approved this document and accepts no responsibility for its contents or use. Credit Suisse is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund to be issued, sold, purchased, written or entered into by Licensee or in the determination or calculation of the equation by which the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund are to be converted into cash. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund.

354	PROSPECTUS

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The Funds are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”) nor any of its affiliates, information providers or other third parties (collectively, the “BofAML Parties”) involved in, or related to, compiling, computing or creating the Merrill Lynch Factor Model (the “ML Factor Model”) nor any of Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company or any of the foregoing entities’ affiliates, information providers or other third parties (collectively, the “Component Sponsor Parties”) involved in, or related to, compiling, computing or creating the applicable indices, benchmarks or prices that are components of the ML Factor Model (as applicable, the “Component Sponsor Indices”). Neither the BofAML Parties nor the Component Sponsor Parties, as applicable, have passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds, nor do they make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in Funds particularly or the ability of the ML Factor Model, the Component Sponsor Indices and any data included therein to track general hedge fund or stock market performance. The BofAML Parties’ and the Component Sponsor Parties’ only relationship to Guggenheim Investments and/or the Funds is the licensing by BofA Merrill Lynch of certain trademarks and trade names of BofA Merrill Lynch and of the ML Factor Model. Each of the ML Factor Model, Component Sponsor Indices and any data included therein is determined, composed and calculated by the BofAML Parties and the Component Sponsor Parties without regard to Guggenheim Investments and/or the Funds or the Fund Securities. The BofAML Parties and the Component Sponsor Parties have no obligation to take the needs of Guggenheim Investments and/or the Funds or the owners of the Funds into consideration in determining, composing or calculating the ML Factor Model, Component Sponsor Indices or any data included therein. The BofAML Parties and the Component Sponsor Parties are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into or redeemed for cash. The BofAML Parties and the Component Sponsor Parties have no obligation or liability in connection with the administration, marketing or trading of the Funds.

ALTHOUGH THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE ML FACTOR MODEL AND THE COMPONENT SPONSOR INDICES, AS APPLICABLE, FROM SOURCES THEY CONSIDER RELIABLE, THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN AND THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUGGENHEIM INVESTMENTS AND/OR THE FUNDS, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The ML Factor Model is the exclusive property of, and the names, service marks and other marks related thereto are service marks or trademarks of, Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by Guggenheim Investments, and/or the Funds. The Component Sponsor Indices are the exclusive property of, and the names, service marks and other marks related thereto are service marks or trademarks of, Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company or any of their respective affiliates, as applicable, and have been licensed for use for certain purposes by BofA Merrill Lynch.

No purchaser, seller or holder of the Funds or interest in the Funds, or any other person or entity, should use or refer to any trade name, trademark or service mark of the Component Sponsor Parties, to sponsor, endorse, market or promote the Funds without first contacting the relevant Component Sponsor Party to determine whether its permission is required. Under no circumstances may any person or entity claim any affiliation with a Component Sponsor Party without the prior written permission of that Component Sponsor Party.”

THE BANK OF NEW YORK MELLON

“BNY Mellon”, “BNY Mellon ADR Index” and “BNY Mellon Emerging Markets 50 ADR Index”, a sub-index of “BNY Mellon ADR Index” are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Guggenheim Investments. The Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund (the “Guggenheim BNY

PROSPECTUS	355

Funds”) are based on the BNY Mellon Emerging Markets 50 ADR Index (the “Index”) and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and none of The Bank of New York Mellon or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the Guggenheim BNY Funds or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public. The relationship between The Bank of New York Mellon, on one hand, and Guggenheim Investments, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and the BNY Mellon Emerging Markets 50 ADR Index, which is determined, composed and calculated by The Bank of New York Mellon without regard to Guggenheim Investments or their products. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Guggenheim Investments or the purchasers or owners of their products into consideration in determining, composing or calculating the Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE GUGGENHEIM BNY FUNDS, PURCHASERS OR OWNERS OF THE GUGGENHEIM BNY FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

More information about the Index Publishers is located in the SAI.

356	PROSPECTUS

Additional Information

Additional and more detailed information about the Funds is included in the Funds’ SAI dated August 1, 2012. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You also may review and copy documents at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call 202.551.8090. You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.rydex-sgi.com, or writing to Rydex Series Funds at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s U.S. Securities and Exchange Commission registration number is 811-07584.

PROSPECTUS	357

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358	PROSPECTUS

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PROSPECTUS	359

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim eDelivery – a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With eDelivery you can:

—	View online confirmations and statement at your convenience.

—	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

—	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1/ Visit www.rydex-sgi.com and select “Individual Investors”

2/ Click on “eDelivery Sign-Up”

3/ Follow the simple enrollment instructions

If you have questions about eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

(Not part of the Prospectus)

360

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

800.820.0888

WWW.RYDEX-SGI.COM

SERIAH-1-0812x0813

PLEASE SEE THE GUGGENHEIM eDELIVERY NOTICE INSIDE THE BACK COVER.

Guggenheim Investments Series Funds

A-Class, C-Class and Institutional Class Shares Prospectus

AUGUST 1, 2012

RYDEX DOMESTIC EQUITY – BROAD MARKET FUNDS
Nova Fund* – RYANX (A-Class) RYNCX (C-Class)
S&P 500® Fund – RYSOX (A-Class) RYSYX (C-Class)
Inverse S&P 500® Strategy Fund* – RYARX (A-Class) RYUCX (C-Class)
NASDAQ-100® Fund – RYATX (A-Class) RYCOX (C-Class)
Inverse NASDAQ-100® Strategy Fund* – RYAPX (A-Class) RYACX (C-Class)
Mid-Cap 1.5x Strategy Fund* – RYAHX (A-Class) RYDCX (C-Class)
Inverse Mid-Cap Strategy Fund* –RYAGX (A-Class) RYCLX (C-Class)
Russell 2000® 1.5x Strategy Fund* – RYAKS (A-Class) RYCMX (C-Class)
Russell 2000® Fund – RYRRX (A-Class) RYROX (C-Class)
Inverse Russell 2000® Strategy Fund* – RYAFX (A-Class) RYCQX (C-Class)

RYDEX DOMESTIC EQUITY – PURE STYLE FUNDS
S&P 500® Pure Growth Fund – RYLGX (A-Class) RYGRX (C-Class)
S&P 500® Pure Value Fund – RYLVX (A-Class) RYVVX (C-Class)
S&P MidCap 400® Pure Growth Fund – RYMGX (A-Class) RYCKX (C-Class)
S&P MidCap 400® Pure Value Fund – RYMVX (A-Class) RYMMX (C-Class)
S&P SmallCap 600® Pure Growth Fund – RYSGX (A-Class) RYWCX (C-Class)
S&P SmallCap 600® Pure Value Fund – RYSVX (A-Class) RYYCX (C-Class)

RYDEX SECTOR FUNDS
Banking Fund – RYBKX (A-Class) RYKCX (C-Class)
Basic Materials Fund – RYBMX (A-Class) RYBCX (C-Class)
Biotechnology Fund – RYBOX (A-Class) RYCFX (C-Class)
Consumer Products Fund – RYPDX (A-Class) RYCPX (C-Class)
Electronics Fund – RYELX (A-Class) RYSCX (C-Class)
Energy Fund – RYENX (A-Class) RYECX (C-Class)
Energy Services Fund – RYESX (A-Class) RYVCX (C-Class)
Financial Services Fund – RYFNX (A-Class) RYFCX (C-Class)
Health Care Fund – RYHEX (A-Class) RYHCX (C-Class)
Internet Fund – RYINX (A-Class) RYICX (C-Class)
Leisure Fund – RYLSX (A-Class) RYLCX (C-Class)
Precious Metals Fund – RYMNX (A-Class) RYZCX (C-Class)
Retailing Fund – RYRTX (A-Class) RYRCX (C-Class)
Technology Fund – RYTHX (A-Class) RYCHX (C-Class)
Telecommunications Fund – RYTLX (A-Class) RYCSX (C-Class)

RYDEX SECTOR FUNDS (continued)
Transportation Fund – RYTSX (A-Class) RYCNX (C-Class)
Utilities Fund – RYUTX (A-Class) RYCUX (C-Class)

RYDEX INTERNATIONAL EQUITY FUNDS
Europe 1.25x Strategy Fund* – RYAEX (A-Class) RYCEX (C-Class)
Japan 2x Strategy Fund* – RYJSX (A-Class) RYJTX (C-Class)
Emerging Markets 2x Strategy Fund* – RYWTX (A-Class) RYWUX (C-Class)
Inverse Emerging Markets 2x Strategy Fund* – RYWWX (A-Class) RYWZX (C-Class)

RYDEX SPECIALTY FUNDS
Strengthening Dollar 2x Strategy Fund* – RYSDX (A-Class) RYSJX (C-Class)
Weakening Dollar 2x Strategy Fund* – RYWDX (A-Class) RYWJX (C-Class)
Real Estate Fund – RYREX (A-Class) RYCRX (C-Class)

RYDEX FIXED INCOME FUNDS
Government Long Bond 1.2x Strategy Fund* – RYABX (A-Class) RYCGX (C-Class)
Inverse Government Long Bond Strategy Fund* – RYAQX (A-Class) RYJCX (C-Class)
High Yield Strategy Fund – RYHDX (A-Class) RYHHX (C-Class)
Inverse High Yield Strategy Fund* – RYILX (A-Class) RYIYX (C-Class)

GUGGENHEIM ALTERNATIVES FUNDS
U.S. Long Short Momentum Fund – RYAMX (A-Class) RYISX (C-Class) RYQTX (Institutional Class)
Event Driven and Distressed Strategies Fund – RYDOX (A-Class) RYDQX (C-Class) RYDTX (Institutional Class)
Long Short Equity Strategy Fund – RYJJX (A-Class) RYJKX (C-Class) RYJMX (Institutional Class)
Long Short Interest Rate Strategy Fund – RYBSX (A-Class) RYBTX (C-Class) RYBVX (Institutional Class)

GUGGENHEIM ASSET ALLOCATION FUNDS
All-Asset Conservative Strategy Fund – RYEOX (A-Class) RYEEX (C-Class)
All-Asset Moderate Strategy Fund – RYMOX (A-Class) RYMYX (C-Class)
All-Asset Aggressive Strategy Fund – RYGGX (A-Class) RYGEX (C-Class)

RYDEX MONEY MARKET FUND
U.S. Government Money Market Fund – RYFXX

* The Funds are very different from most mutual funds in that they seek to provide leveraged, leveraged inverse or inverse investment results. Certain of the Funds seek to provide such investment results on a daily basis. The Leveraged Inverse and Inverse Funds pursue investment goals which are inverse to the performance of their respective benchmark, a result opposite of most other mutual funds. The pursuit of such investment goals has the following implications: — The Leveraged and Leveraged Inverse Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Leveraged or Leveraged Inverse Fund is magnified. The effect of leverage on a Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark over a period of time greater than one day. This means that the return of a Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark stated in the Fund’s investment objective for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of a Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the Fund’s benchmark. The risk of a Fund not achieving its investment objective on a daily basis will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, a Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. — The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy shares of the Funds. — There is no assurance that any Fund will achieve its objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

(Includes Important Information About the Fund (if applicable); Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

ii	PROSPECTUS

PLEASE SEE THE GUGGENHEIM eDELIVERY NOTICE INSIDE THE BACK COVER.

PROSPECTUS	iii

Nova Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Nova Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%

PROSPECTUS	1

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$329	$706	$1,210	$2,595

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund’s benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $1.3 billion to $546 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

2	PROSPECTUS

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 19.12%. The underlying index’s highest one-year volatility rate during the five year period is 30.42%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

PROSPECTUS	3

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

4	PROSPECTUS

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 13.08%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 23.61%	(quarter ended 12/31/2008) -34.90%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-5.53%	-6.48%	-0.07%
Return After Taxes on Distributions	-5.53%	-6.74%	-0.67%
Return After Taxes on Distributions and Sale of Fund Shares	-3.60%	-5.52%	-0.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.52%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-2.56%	-6.29%	-0.99%
Return After Taxes on Distributions	-2.56%	-6.55%	-1.47%
Return After Taxes on Distributions and Sale of Fund Shares	-1.66%	-5.37%	-1.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	5

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

6	PROSPECTUS

S&P 500® Fund

INVESTMENT OBJECTIVE

The S&P 500® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$329	$706	$1,210	$2,595

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 196% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	7

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $1.3 billion to $546 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

8	PROSPECTUS

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 8.36%.

Highest Quarter Return (quarter ended 6/30/2009) 15.41%	Lowest Quarter Return (quarter ended 12/31/2008) -22.84%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (05/31/2006)
Return Before Taxes	-4.41%	-2.33%	-0.22%
Return After Taxes on Distributions	-4.41%	-2.41%	-0.42%
Return After Taxes on Distributions and Sale of Fund Shares	-2.87%	-2.01%	-0.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

PROSPECTUS	9

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (05/31/2006)
Return Before Taxes	-1.53%	-2.16%	-0.15%
Return After Taxes on Distributions	-1.53%	-2.24%	-0.35%
Return After Taxes on Distributions and Sale of Fund Shares	-1.00%	-1.87%	-0.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

10	PROSPECTUS

Inverse S&P 500® Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse S&P 500® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.52%
Total Annual Fund Operating Expenses	1.66%	2.42%

PROSPECTUS	11

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$636	$974	$1,334	$2,347
C-Class Shares	$345	$755	$1,291	$2,756

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$245	$755	$1,291	$2,756

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with a capitalizations ranging from $1.3 billion to $546 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily

12	PROSPECTUS

investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 19.12%. The underlying index’s highest one-year volatility rate during the five year period is 30.42%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.60%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

PROSPECTUS	13

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

14	PROSPECTUS

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -10.42%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 9/30/2002) 17.34%	(quarter ended 6/30/2009) -15.73%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-12.97%	-5.76%	-5.85%
Return After Taxes on Distributions	-12.97%	-6.17%	-6.31%
Return After Taxes on Distributions and Sale of Fund Shares	-8.43%	-4.98%	-5.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.52%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-10.17%	-5.54%	-5.71%
Return After Taxes on Distributions	-10.17%	-5.95%	-6.21%
Return After Taxes on Distributions and Sale of Fund Shares	-6.61%	-4.80%	-4.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	15

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

16	PROSPECTUS

NASDAQ-100® Fund

INVESTMENT OBJECTIVE

The NASDAQ-100® Fund (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.53%	0.52%
Total Annual Fund Operating Expenses	1.53%	2.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$623	$935	$1,270	$2,212
C-Class Shares	$330	$709	$1,215	$2,605

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$230	$709	$1,215	$2,605

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	17

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $2.4 billion to $542.7 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated

18	PROSPECTUS

with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	19

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 14.34%.

Highest Quarter Return (quarter ended 6/30/2009) 18.96%	Lowest Quarter Return (quarter ended 6/30/2002) -28.32%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-2.76%	3.56%	4.66%
Return After Taxes on Distributions	-2.76%	3.56%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares	-1.79%	3.06%	4.04%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	6.73%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	0.45%	3.85%	1.98%
Return After Taxes on Distributions	0.45%	3.85%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	0.30%	3.31%	1.69%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

20	PROSPECTUS

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	21

Inverse NASDAQ-100® Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse NASDAQ-100® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.54%	0.55%
Total Annual Fund Operating Expenses	1.69%	2.45%

22	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$639	$982	$1,349	$2,378
C-Class Shares	$348	$764	$1,306	$2,786

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$248	$764	$1,306	$2,786

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $2.4 billion to $542.7 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high

PROSPECTUS	23

degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 22.52%. The underlying index’s highest one-year volatility rate during the five year period is 33.24%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is 6.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the

24	PROSPECTUS

Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of

PROSPECTUS	25

the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -15.24%.

Highest Quarter Return (quarter ended 6/30/2002) 32.41%	Lowest Quarter Return (quarter ended 12/31/2002) -18.98%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-14.40%	-12.05%	-9.63%
Return After Taxes on Distributions	-14.40%	-12.36%	-10.00%
Return After Taxes on Distributions and Sale of Fund Shares	-9.36%	-9.89%	-7.80%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	6.73%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-11.76%	-11.86%	-9.18%
Return After Taxes on Distributions	-11.76%	-12.19%	-9.59%
Return After Taxes on Distributions and Sale of Fund Shares	-7.64%	-9.75%	-7.27%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

26	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	27

Mid-Cap 1.5x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Mid-Cap 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses*	1.67%	2.42%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

28	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$637	$976	$1,339	$2,357
C-Class Shares	$345	$755	$1,291	$2,756

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$245	$755	$1,291	$2,756

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $113 million to $11.8 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high

PROSPECTUS	29

degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 22.89%. The underlying index’s highest one-year volatility rate during the five year period is 36.70%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is 2.21%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the

30	PROSPECTUS

Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	31

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 10.09%.

Highest Quarter Return (quarter ended 9/30/2009) 29.99%	Lowest Quarter Return (quarter ended 12/31/2008) -39.16%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-12.36%	-3.12%	2.63%
Return After Taxes on Distributions	-12.36%	-3.59%	2.23%
Return After Taxes on Distributions and Sale of Fund Shares	-8.03%	-2.79%	2.16%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	6.43%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-9.57%	-2.89%	3.42%
Return After Taxes on Distributions	-9.57%	-3.39%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	-6.22%	-2.61%	2.86%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	7.04%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

32	PROSPECTUS

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	33

Inverse Mid-Cap Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Mid-Cap Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.52%
Total Annual Fund Operating Expenses	1.66%	2.42%

34	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$636	$974	$1,334	$2,347
C-Class Shares	$345	$755	$1,291	$2,756

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$245	$755	$1,291	$2,756

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $113 million to $11.8 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily

PROSPECTUS	35

investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 22.89%. The underlying index’s highest one-year volatility rate during the five year period is 36.70%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is 2.21%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

36	PROSPECTUS

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	37

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -9.68%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 9/30/2011) 18.95%	(quarter ended 6/30/2009) -18.69%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-11.93%	-10.45%	-9.70%
Return After Taxes on Distributions	-11.93%	-10.57%	-10.15%
Return After Taxes on Distributions and Sale of Fund Shares	-7.76%	-8.60%	-7.89%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	6.43%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-9.18%	-10.27%	-9.94%
Return After Taxes on Distributions	-9.18%	-10.39%	-10.40%
Return After Taxes on Distributions and Sale of Fund Shares	-5.97%	-8.45%	-8.05%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	6.51%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

38	PROSPECTUS

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	39

Russell 2000® 1.5x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Russell 2000® 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.5x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.58%	0.59%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses*	1.75%	2.51%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

40	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$644	$1,000	$1,379	$2,439
C-Class Shares	$354	$782	$1,336	$2,846

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$254	$782	$1,336	$2,846

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $20 million to $3.8 billion as of June 30, 2012. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high

PROSPECTUS	41

degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 24.81%. The underlying index’s highest one-year volatility rate during the five year period is 38.46%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.44%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the

42	PROSPECTUS

Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	43

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 11.05%.

Highest Quarter Return (quarter ended 6/30/2003) 36.00%	Lowest Quarter Return (quarter ended 12/31/2008) -40.51%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-15.98%	-6.55%	0.43%
Return After Taxes on Distributions	-15.98%	-6.56%	0.34%
Return After Taxes on Distributions and Sale of Fund Shares	-10.38%	-5.45%	0.38%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	4.32%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-13.32%	-6.37%	2.01%
Return After Taxes on Distributions	-13.32%	-6.39%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares	-8.66%	-5.31%	1.74%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	5.62%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

44	PROSPECTUS

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	45

Russell 2000® Fund

INVESTMENT OBJECTIVE

The Russell 2000® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.58%	0.59%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses*	1.60%	2.36%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

46	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $20 million to $3.8 billion as of June 30, 2012. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PROSPECTUS	47

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 7.40%.

Highest Quarter Return (quarter ended 6/30/2009) 20.43%	Lowest Quarter Return (quarter ended 12/31/2008) -27.03%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	-9.59%	-2.31%	-0.53%
Return After Taxes on Distributions	-9.59%	-2.37%	-0.61%
Return After Taxes on Distributions and Sale of Fund Shares	-6.24%	-1.98%	-0.49%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	1.87%

48	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	-6.85%	-2.17%	-0.46%
Return After Taxes on Distributions	-6.85%	-2.23%	-0.54%
Return After Taxes on Distributions and Sale of Fund Shares	-4.45%	-1.86%	-0.44%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	1.87%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	49

Inverse Russell 2000® Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Russell 2000® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.60%	0.61%
Total Annual Fund Operating Expenses	1.75%	2.51%

50	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$644	$1,000	$1,379	$2,439
C-Class Shares	$354	$782	$1,336	$2,846

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$254	$782	$1,336	$2,846

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $20 million to $3.8 billion as of June 30, 2012. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily

PROSPECTUS	51

investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%
The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 24.81%. The underlying index’s highest one-year volatility rate during the five year period is 38.46%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.44%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

52	PROSPECTUS

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	53

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -10.59%.

Highest Quarter Return (quarter ended 9/30/2011) 21.00%	Lowest Quarter Return (quarter ended 6/30/2009) -20.54%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-12.55%	-10.81%	-10.21%
Return After Taxes on Distributions	-12.55%	-11.10%	-10.66%
Return After Taxes on Distributions and Sale of Fund Shares	-8.16%	-8.92%	-8.25%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	4.32%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-9.74%	-10.60%	-10.46%
Return After Taxes on Distributions	-9.74%	-10.90%	-10.91%
Return After Taxes on Distributions and Sale of Fund Shares	-6.33%	-8.76%	-8.41%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	4.52%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

54	PROSPECTUS

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	55

S&P 500® Pure Growth Fund

INVESTMENT OBJECTIVE

The S&P 500® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.51%
Total Annual Fund Operating Expenses	1.52%	2.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$622	$932	$1,265	$2,201
C-Class Shares	$329	$706	$1,210	$2,595

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 586% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

56	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500® companies with strong growth characteristics. As of June 30, 2012, the S&P 500 Pure Growth Index included companies with capitalizations ranging from $1.3 billion to $546 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PROSPECTUS	57

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 8.27%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 21.41%	(quarter ended 12/31/2008) -24.56%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-5.83%	2.05%	3.25%
Return After Taxes on Distributions	-6.02%	1.93%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	-3.73%	1.69%	2.76%
S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	0.76%	4.77%	7.27%

58	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-2.87%	2.25%	2.05%
Return After Taxes on Distributions	-3.07%	2.11%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	-1.80%	1.85%	1.72%
S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	0.76%	4.77%	6.25%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	59

S&P 500® Pure Value Fund

INVESTMENT OBJECTIVE

The S&P 500® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.52%
Total Annual Fund Operating Expenses	1.51%	2.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$330	$709	$1,215	$2,605

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$230	$709	$1,215	$2,605

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 762% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

60	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P 500 Pure Value Index is narrow in focus, containing only those S&P 500® companies with strong value characteristics. As of June 30, 2012, the S&P 500 Pure Value Index included companies with capitalizations ranging from $1.8 billion to $177.3 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PROSPECTUS	61

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.75%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 43.92%	(quarter ended 12/31/2008) -31.55%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-8.08%	-4.76%	0.73%
Return After Taxes on Distributions	-8.08%	-7.80%	-1.60%
Return After Taxes on Distributions and Sale of Fund Shares	-5.25%	-5.68%	-0.71%
S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-0.82%	-1.00%	5.61%

62	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-5.16%	-4.49%	0.43%
Return After Taxes on Distributions	-5.16%	-7.66%	-1.82%
Return After Taxes on Distributions and Sale of Fund Shares	-3.35%	-5.50%	-0.90%
S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-0.82%	-1.00%	5.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	63

S&P MidCap 400® Pure Growth Fund

INVESTMENT OBJECTIVE

The S&P MidCap 400® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.50%	2.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$620	$927	$1,255	$2,180
C-Class Shares	$328	$703	$1,205	$2,585

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$228	$703	$1,205	$2,585

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

64	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P MidCap 400® companies with strong growth characteristics. As of June 30, 2012, the S&P MidCap 400 Pure Growth Index included companies with capitalizations ranging from $1 billion to $10.9 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PROSPECTUS	65

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.36%.

Highest Quarter Return (quarter ended 6/30/2009) 26.03%	Lowest Quarter Return (quarter ended 12/31/2008) -25.54%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-5.23%	6.28%	8.07%
Return After Taxes on Distributions	-5.23%	5.72%	7.45%
Return After Taxes on Distributions and Sale of Fund Shares	-3.40%	5.06%	6.68%
S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	0.59%	9.29%	10.89%

66	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-2.26%	6.53%	6.78%
Return After Taxes on Distributions	-2.26%	5.95%	6.19%
Return After Taxes on Distributions and Sale of Fund Shares	-1.47%	5.27%	5.56%
S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	0.59%	9.29%	9.86%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	67

S&P MidCap 400® Pure Value Fund

INVESTMENT OBJECTIVE

The S&P MidCap 400® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.49%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses*	1.51%	2.28%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$331	$712	$1,220	$2,615

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$231	$712	$1,220	$2,615

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 619% of the average value of its portfolio.

68	PROSPECTUS

The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap 400® companies with strong value characteristics. As of June 30, 2012, the S&P MidCap 400 Pure Value Index included companies with capitalizations ranging from $113 million to $7.4 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PROSPECTUS	69

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.20%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 37.65%	(quarter ended 12/31/2008) -34.76%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-11.87%	-3.42%	2.63%
Return After Taxes on Distributions	-11.87%	-4.21%	1.99%
Return After Taxes on Distributions and Sale of Fund Shares	-7.71%	-3.30%	1.91%
S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-5.06%	0.69%	6.21%

70	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-9.10%	-3.27%	2.06%
Return After Taxes on Distributions	-9.10%	-4.10%	1.44%
Return After Taxes on Distributions and Sale of Fund Shares	-5.92%	-3.20%	1.43%
S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-5.06%	0.69%	5.93%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	71

S&P SmallCap 600® Pure Growth Fund

INVESTMENT OBJECTIVE

The S&P SmallCap 600® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.51%
Total Annual Fund Operating Expenses	1.52%	2.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$622	$932	$1,265	$2,201
C-Class Shares	$329	$706	$1,210	$2,615

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,615

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 500% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

72	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong growth characteristics. As of June 30, 2012, the S&P SmallCap 600 Pure Growth Index included companies with capitalizations ranging from $205.7 million to $3.4 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PROSPECTUS	73

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 7.27%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 28.25%	(quarter ended 12/31/2008) -26.43%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-1.43%	1.61%	5.25%
Return After Taxes on Distributions	-1.43%	1.36%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares	-0.93%	1.25%	4.36%
S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.84%	8.39%

74	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	1.68%	1.84%	4.48%
Return After Taxes on Distributions	1.68%	1.59%	4.16%
Return After Taxes on Distributions and Sale of Fund Shares	1.09%	1.44%	3.71%
S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.84%	8.15%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	75

S&P SmallCap 600® Pure Value Fund

INVESTMENT OBJECTIVE

The S&P SmallCap 600® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.53%	0.51%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses*	1.56%	2.29%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$626	$944	$1,285	$2,243
C-Class Shares	$332	$715	$1,225	$2,626

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$232	$715	$1,225	$2,626

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 744% of the average value of its portfolio.

76	PROSPECTUS

The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong value characteristics. As of June 30, 2012, the S&P SmallCap 600 Pure Value Index included companies with capitalizations ranging from $43 million to $2.7 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PROSPECTUS	77

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.29%.

Highest Quarter Return (quarter ended 6/30/2009) 68.58%	Lowest Quarter Return (quarter ended 12/31/2008) -37.72%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-14.52%	-6.18%	0.37%
Return After Taxes on Distributions	-14.52%	-9.52%	-2.18%
Return After Taxes on Distributions and Sale of Fund Shares	-9.44%	-6.97%	-1.14%
S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-7.48%	-1.50%	5.53%

78	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-11.94%	-6.02%	0.31%
Return After Taxes on Distributions	-11.94%	-9.57%	-2.21%
Return After Taxes on Distributions and Sale of Fund Shares	-7.76%	-6.94%	-1.16%
S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	-7.48%	-1.50%	5.35%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	79

Banking Fund

INVESTMENT OBJECTIVE

The Banking Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.50%
Total Annual Fund Operating Expenses	1.61%	2.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$238	$733	$1,255	$2,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 544% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

80	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and, therefore, may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Banking Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	81

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 9.95%.

Highest Quarter Return (quarter ended 9/30/2009) 19.74%	Lowest Quarter Return (quarter ended 3/31/2009) -32.41%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-24.88%	-19.06%	-11.81%
Return After Taxes on Distributions	-24.92%	-19.61%	-12.42%
Return After Taxes on Distributions and Sale of Fund Shares	-16.17%	-15.17%	-9.51%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-22.50%	-18.80%	-6.23%
Return After Taxes on Distributions	-22.54%	-19.37%	-6.84%
Return After Taxes on Distributions and Sale of Fund Shares	-14.63%	-14.99%	-5.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

82	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	83

Basic Materials Fund

INVESTMENT OBJECTIVE

The Basic Materials Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 217% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

84	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Basic Materials Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and, therefore, may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Basic Materials Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

PROSPECTUS	85

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 0.17%.

Highest Quarter Return (quarter ended 12/31/2003) 21.58%	Lowest Quarter Return (quarter ended 9/30/2008) -30.08%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-20.41%	2.89%	7.29%
Return After Taxes on Distributions	-20.41%	2.69%	7.07%
Return After Taxes on Distributions and Sale of Fund Shares	-13.27%	2.34%	6.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-17.88%	3.10%	6.85%
Return After Taxes on Distributions	-17.88%	2.90%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	-11.62%	2.52%	5.92%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

86	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	87

Biotechnology Fund

INVESTMENT OBJECTIVE

The Biotechnology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 333% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

88	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Biotechnology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and, therefore, may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Biotechnology Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the biotechnology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	89

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 28.96%.

Highest Quarter Return (quarter ended 6/30/2003) 26.58%	Lowest Quarter Return (quarter ended 6/30/2002) -33.69%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	5.83%	5.54%	5.95%
Return After Taxes on Distributions	5.83%	5.54%	5.95%
Return After Taxes on Distributions and Sale of Fund Shares	3.79%	4.78%	5.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	9.16%	5.79%	1.01%
Return After Taxes on Distributions	9.16%	5.79%	1.01%
Return After Taxes on Distributions and Sale of Fund Shares	5.96%	5.00%	0.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

90	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	91

Consumer Products Fund

INVESTMENT OBJECTIVE

The Consumer Products Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.60%	2.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$238	$733	$1,255	$2,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 402% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

92	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Consumer Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and, therefore, may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Consumer Products Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the consumer products sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

PROSPECTUS	93

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.46%.

Highest Quarter Return (quarter ended 6/30/2003) 14.91%	Lowest Quarter Return (quarter ended 12/31/2008) -14.56%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	8.33%	5.22%	6.79%
Return After Taxes on Distributions	6.74%	3.48%	5.51%
Return After Taxes on Distributions and Sale of Fund Shares	5.36%	3.42%	5.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	11.87%	5.45%	6.73%
Return After Taxes on Distributions	10.09%	3.61%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	7.66%	3.56%	5.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

94	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	95

Electronics Fund

INVESTMENT OBJECTIVE

The Electronics Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.51%
Total Annual Fund Operating Expenses	1.62%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$632	$962	$1,314	$2,306
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,329% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

96	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Electronics Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and, therefore, may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Electronics Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the electronics sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	97

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 1.20%.

Highest Quarter Return (quarter ended 6/30/2003) 26.52%	Lowest Quarter Return (quarter ended 9/30/2002) -38.80%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-20.80%	-6.59%	-1.08%
Return After Taxes on Distributions	-20.80%	-6.59%	-1.08%
Return After Taxes on Distributions and Sale of Fund Shares	-13.52%	-5.48%	-0.91%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-18.36%	-6.29%	-6.14%
Return After Taxes on Distributions	-18.36%	-6.29%	-6.14%
Return After Taxes on Distributions and Sale of Fund Shares	-11.93%	-5.23%	-4.96%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

98	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	99

Energy Fund

INVESTMENT OBJECTIVE

The Energy Fund (the “Fund”) seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 288% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Energy Companies

100	PROSPECTUS

that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and, therefore, may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Risk – To the extent that the Fund’s investments are exposed to the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

PROSPECTUS	101

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -6.25%.

Highest Quarter Return (quarter ended 6/30/2008) 27.24%	Lowest Quarter Return (quarter ended 9/30/2008) -34.08%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-10.26%	1.39%	8.95%
Return After Taxes on Distributions	-10.26%	1.14%	8.64%
Return After Taxes on Distributions and Sale of Fund Shares	-6.67%	1.13%	7.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-7.41%	1.62%	8.62%
Return After Taxes on Distributions	-7.41%	1.36%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares	-4.82%	1.33%	7.60%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

102	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	103

Energy Services Fund

INVESTMENT OBJECTIVE

The Energy Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

104	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Services Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and, therefore, may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Services Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the energy services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PROSPECTUS	105

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -9.40%.

Highest Quarter Return (quarter ended 6/30/2009) 31.35%	Lowest Quarter Return (quarter ended 12/31/2008) -47.28%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-13.50%	0.65%	9.11%
Return After Taxes on Distributions	-13.50%	0.65%	9.11%
Return After Taxes on Distributions and Sale of Fund Shares	-8.78%	0.56%	8.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

106	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-10.78%	0.87%	7.97%
Return After Taxes on Distributions	-10.78%	0.87%	7.97%
Return After Taxes on Distributions and Sale of Fund Shares	-7.01%	0.75%	7.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	107

Financial Services Fund

INVESTMENT OBJECTIVE

The Financial Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 970% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options

108	PROSPECTUS

on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Financial Services Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and, therefore, may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financial Services Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Financial Services Companies also may fluctuate widely in response to such events.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	109

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 10.55%.

Highest Quarter Return (quarter ended 6/30/2009) 25.84%	Lowest Quarter Return (quarter ended 12/31/2008) -31.93%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-18.71%	-14.07%	-6.23%
Return After Taxes on Distributions	-18.72%	-14.55%	-6.68%
Return After Taxes on Distributions and Sale of Fund Shares	-12.16%	-11.56%	-5.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-16.12%	-13.87%	-3.60%
Return After Taxes on Distributions	-16.14%	-14.36%	-3.97%
Return After Taxes on Distributions and Sale of Fund Shares	-10.48%	-11.41%	-3.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

110	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	111

Health Care Fund

INVESTMENT OBJECTIVE

The Health Care Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.51%
Total Annual Fund Operating Expenses	1.60%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 582% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on

112	PROSPECTUS

securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Health Care Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and, therefore, may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Health Care Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

PROSPECTUS	113

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 11.34%.

Highest Quarter Return (quarter ended 6/30/2003) 16.39%	Lowest Quarter Return (quarter ended 12/31/2008) -15.88%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-0.50%	1.03%	3.61%
Return After Taxes on Distributions	-0.50%	1.02%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	-0.33%	0.87%	3.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	2.74%	1.29%	2.79%
Return After Taxes on Distributions	2.74%	1.28%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.78%	1.10%	2.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

114	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	115

Internet Fund

INVESTMENT OBJECTIVE

The Internet Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 380% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on

116	PROSPECTUS

securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies also may include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Internet Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the Internet sector and, therefore, may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Internet Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the Internet sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	117

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 8.04%.

Highest Quarter Return (quarter ended 12/31/2002) 31.76%	Lowest Quarter Return (quarter ended 6/30/2002) -31.67%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-16.27%	0.47%	3.87%
Return After Taxes on Distributions	-16.27%	0.30%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	-10.58%	0.28%	3.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-13.61%	0.70%	0.90%
Return After Taxes on Distributions	-13.61%	0.52%	0.81%
Return After Taxes on Distributions and Sale of Fund Shares	-8.85%	0.47%	0.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

118	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	119

Leisure Fund

INVESTMENT OBJECTIVE

The Leisure Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.60%	2.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$238	$733	$1,255	$2,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 797% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on

120	PROSPECTUS

securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Leisure Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and, therefore, may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Leisure Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the leisure sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Leisure Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	121

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 12.00%.

Highest Quarter Return (quarter ended 6/30/2009) 24.19%	Lowest Quarter Return (quarter ended 12/31/2008) -29.92%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-2.72%	-3.06%	2.41%
Return After Taxes on Distributions	-2.72%	-3.06%	2.41%
Return After Taxes on Distributions and Sale of Fund Shares	-1.77%	-2.58%	2.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	0.42%	-2.85%	2.89%
Return After Taxes on Distributions	0.42%	-2.85%	2.89%
Return After Taxes on Distributions and Sale of Fund Shares	0.27%	-2.40%	2.50%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

122	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	123

Precious Metals Fund

INVESTMENT OBJECTIVE

The Precious Metals Fund (the “Fund”) seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$329	$706	$1,210	$2,595

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

124	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies that provide services to Precious Metals Companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Precious Metals Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and, therefore, may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Precious Metals Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the precious metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Precious Metals Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	125

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -12.32%.

Highest Quarter Return (quarter ended 3/31/2002) 32.19%	Lowest Quarter Return (quarter ended 9/30/2008) -34.02%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-27.91%	2.29%	7.30%
Return After Taxes on Distributions	-28.02%	2.24%	7.27%
Return After Taxes on Distributions and Sale of Fund Shares	-18.14%	1.93%	6.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-25.61%	2.50%	11.17%
Return After Taxes on Distributions	-25.73%	2.45%	11.14%
Return After Taxes on Distributions and Sale of Fund Shares	-16.64%	2.11%	10.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

126	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	127

Retailing Fund

INVESTMENT OBJECTIVE

The Retailing Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.48%	0.50%
Total Annual Fund Operating Expenses	1.58%	2.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$628	$950	$1,295	$2,264
C-Class Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$238	$733	$1,255	$2,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 822% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on

128	PROSPECTUS

securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Retailing Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and, therefore, may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Retailing Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the retailing sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Retailing Companies also may fluctuate widely in response to such events.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

PROSPECTUS	129

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 12.07%.

Highest Quarter Return (quarter ended 6/30/2003) 19.59%	Lowest Quarter Return (quarter ended 12/31/2008) -24.27%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	0.03%	0.38%	3.88%
Return After Taxes on Distributions	-0.01%	0.36%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares	0.02%	0.31%	3.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	3.19%	0.57%	2.29%
Return After Taxes on Distributions	3.16%	0.55%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares	2.07%	0.48%	1.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

130	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	131

Technology Fund

INVESTMENT OBJECTIVE

The Technology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.49%	0.51%
Total Annual Fund Operating Expenses	1.59%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$629	$953	$1,299	$2,274
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

132	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Technology Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and, therefore, may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Technology Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies also may fluctuate widely in response to such events.

PROSPECTUS	133

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.35%.

Highest Quarter Return (quarter ended 6/30/2003) 26.57%	Lowest Quarter Return (quarter ended 6/30/2002) -27.71%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-13.80%	-1.73%	2.19%
Return After Taxes on Distributions	-13.80%	-1.73%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	-8.97%	-1.46%	1.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-11.15%	-1.46%	-0.94%
Return After Taxes on Distributions	-11.15%	-1.46%	-0.95%
Return After Taxes on Distributions and Sale of Fund Shares	-7.24%	-1.24%	-0.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

134	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	135

Telecommunications Fund

INVESTMENT OBJECTIVE

The Telecommunications Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.51%
Total Annual Fund Operating Expenses	1.60%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 793% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

136	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Telecommunications Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and, therefore, may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Telecommunications Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the telecommunications sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of the Telecommunications Companies also may fluctuate widely in response to such events.

PROSPECTUS	137

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -2.62%.

Highest Quarter Return (quarter ended 12/31/2002) 35.77%	Lowest Quarter Return (quarter ended 6/30/2002) -29.86%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-18.06%	-6.28%	-0.29%
Return After Taxes on Distributions	-19.10%	-6.97%	-0.94%
Return After Taxes on Distributions and Sale of Fund Shares	-11.76%	-5.62%	-0.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-15.47%	-6.01%	-3.44%
Return After Taxes on Distributions	-16.61%	-6.73%	-3.93%
Return After Taxes on Distributions and Sale of Fund Shares	-10.08%	-5.42%	-3.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

138	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	139

Transportation Fund

INVESTMENT OBJECTIVE

The Transportation Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.50%
Total Annual Fund Operating Expenses	1.61%	2.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$238	$733	$1,255	$2,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,082% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

140	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Transportation Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and, therefore, may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

PROSPECTUS	141

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Transportation Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the transportation sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.14%.

Highest Quarter Return (quarter ended 9/30/2009) 18.44%	Lowest Quarter Return (quarter ended 9/30/2011) -24.54%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-15.59%	-3.92%	1.96%
Return After Taxes on Distributions	-15.59%	-3.97%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares	-10.13%	-3.32%	1.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

142	PROSPECTUS

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-12.86%	-3.73%	1.39%
Return After Taxes on Distributions	-12.86%	-3.78%	1.36%
Return After Taxes on Distributions and Sale of Fund Shares	-8.36%	-3.16%	1.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	143

Utilities Fund

INVESTMENT OBJECTIVE

The Utilities Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.60%	2.35%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$630	$956	$1,304	$2,285
C-Class Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$238	$733	$1,255	$2,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 549% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

144	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Utilities Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and, therefore, may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PROSPECTUS	145

Utilities Sector Risk – To the extent that the Fund’s investments are exposed to issuers conducting business in the utilities sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.11%.

Highest Quarter Return (quarter ended 6/30/2003) 20.09%	Lowest Quarter Return (quarter ended 9/30/2002) -23.39%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	12.08%	1.95%	6.56%
Return After Taxes on Distributions	11.49%	0.81%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares	7.82%	0.96%	5.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	15.80%	2.15%	3.29%
Return After Taxes on Distributions	15.14%	0.94%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	10.24%	1.10%	2.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

146	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	147

Europe 1.25x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Europe 1.25x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.25x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.25x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.53%
Total Annual Fund Operating Expenses	1.67%	2.43%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$637	$976	$1,339	$2,357
C-Class Shares	$346	$758	$1,296	$2,766

148	PROSPECTUS

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$246	$758	$1,296	$2,766

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund’s exposure to 125% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from $25.6 billion to $192.7 billion as of June 30, 2012. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund

PROSPECTUS	149

expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.25x	10%	25%	50%	75%	100%
-60%	-75%	-68%	-68%	-69%	-71%	-73%
-50%	-63%	-58%	-58%	-60%	-62%	-64%
-40%	-50%	-47%	-48%	-49%	-52%	-54%
-30%	-38%	-36%	-37%	-39%	-41%	-45%
-20%	-25%	-25%	-26%	-27%	-31%	-36%
-10%	-13%	-12%	-13%	-16%	-20%	-25%
0%	0%	0%	-1%	-4%	-8%	-15%
10%	13%	12%	12%	9%	4%	-4%
20%	25%	25%	25%	20%	17%	8%
30%	38%	38%	38%	33%	27%	18%
40%	50%	52%	51%	46%	40%	29%
50%	63%	65%	64%	60%	53%	41%
60%	75%	80%	78%	73%	65%	54%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 24.93%. The underlying index’s highest one-year volatility rate during the five year period is 39.84%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -9.16%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, the Fund may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

150	PROSPECTUS

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Europe Risk – Because a significant portion of the Fund’s investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and

PROSPECTUS	151

those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.46%.

Highest Quarter Return (quarter ended 6/30/2009) 34.44%	Lowest Quarter Return (quarter ended 12/31/2008) -33.50%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-18.10%	-14.06%	-3.27%
Return After Taxes on Distributions	-18.10%	-14.26%	-3.63%
Return After Taxes on Distributions and Sale of Fund Shares	-11.76%	-11.35%	-2.84%
STOXX 50® Index (reflects no deduction for fees, expenses or taxes)	-8.17%	-5.64%	2.41%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-15.51%	-13.88%	-2.94%
Return After Taxes on Distributions	-15.51%	-14.09%	-3.39%
Return After Taxes on Distributions and Sale of Fund Shares	-10.08%	-11.21%	-2.60%
STOXX 50® Index (reflects no deduction for fees, expenses or taxes)	-8.17%	-5.64%	2.44%

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MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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Japan 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Japan 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$329	$706	$1,210	$2,595

154	PROSPECTUS

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan’s industrial structure. As of June 30, 2012, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from $311 million to $137.9 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund

PROSPECTUS	155

expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 20.02%. The underlying index’s highest one-year volatility rate during the five year period is 35.11%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -5.17%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

156	PROSPECTUS

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Geographic Concentration in Japan Risk – Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

PROSPECTUS	157

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100 Index to the Nikkei 225 Stock Average. This change occurred as a result of the Fund’s change in name and investment strategy. Prior to May 1, 2009, the Fund’s investment strategy sought to provide 125% exposure to the Topix 100 Index; therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund’s current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225 Stock Average more appropriately reflects the Fund’s investment universe. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.38%.

Highest Quarter Return (quarter ended 6/30/2009) 44.18%	Lowest Quarter Return (quarter ended 3/31/2009) -33.18%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

158	PROSPECTUS

A-Class Shares	Past 1 Year	Since Inception (2/22/2008)
Return Before Taxes	-32.53%	-17.89%
Return After Taxes on Distributions	-32.53%	-17.90%
Return After Taxes on Distributions and Sale of Fund Shares	-21.14%	-14.47%
Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)	-12.24%	-3.56%

C-Class Shares	Past 1 Year	Since Inception (2/22/2008)
Return Before Taxes	-30.50%	-17.45%
Return After Taxes on Distributions	-30.50%	-17.46%
Return After Taxes on Distributions and Sale of Fund Shares	-19.83%	-14.13%
Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)	-12.24%	-3.56%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	159

Emerging Markets 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Emerging Markets 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.62%	0.64%
Total Annual Fund Operating Expenses	1.77%	2.54%

160	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$646	$1,006	$1,389	$2,460
C-Class Shares	$357	$791	$1,350	$2,875

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$257	$791	$1,350	$2,875

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 883% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $4.6 billion to over $65.9 billion as of June 30, 2012. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high

PROSPECTUS	161

degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%
The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 29.32%. The underlying index’s highest one-year volatility rate during the five year period is 44.95%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -1.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

162	PROSPECTUS

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PROSPECTUS	163

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -6.21%.

Highest Quarter Return (quarter ended 12/31/2011) 13.28%	Lowest Quarter Return (quarter ended 9/30/2011) -43.35%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

164	PROSPECTUS

A-Class Shares	Past 1 Year	Since Inception (10/29/2010)
Return Before Taxes	-44.31%	-34.95%
Return After Taxes on Distributions	-45.74%	-36.38%
Return After Taxes on Distributions and Sale of Fund Shares	-28.84%	-30.35%
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	-18.25%	-12.17%

C-Class Shares	Past 1 Year	Since Inception (10/29/2010)
Return Before Taxes	-42.10%	-32.29%
Return After Taxes on Distributions	-43.61%	-33.78%
Return After Taxes on Distributions and Sale of Fund Shares	-27.40%	-28.16%
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	-18.25%	-12.17%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	165

Inverse Emerging Markets 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Emerging Markets 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.63%	0.63%
Total Annual Fund Operating Expenses	1.78%	2.53%

166	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$647	$1,009	$1,394	$2,470
C-Class Shares	$356	$788	$1,345	$2,866

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$256	$788	$1,345	$2,866

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse leveraged exposure to the underlying index. The Fund also may invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $4.6 billion to over $65.9 billion as of June 30, 2012. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high

PROSPECTUS	167

degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 29.32%. The underlying index’s highest one-year volatility rate during the five year period is 44.95%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -1.36%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

168	PROSPECTUS

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PROSPECTUS	169

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -5.67%.

Highest Quarter Return (quarter ended 9/30/2011) 47.21%	Lowest Quarter Return (quarter ended 12/31/2011) -20.41%

170	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (10/29/2010)
Return Before Taxes	6.35%	-4.73%
Return After Taxes on Distributions	6.35%	-4.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	-4.02%
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	-18.25%	-12.17%

C-Class Shares	Past 1 Year	Since Inception (10/29/2010)
Return Before Taxes	13.37%	1.33%
Return After Taxes on Distributions	13.37%	1.33%
Return After Taxes on Distributions and Sale of Fund Shares	8.69%	1.13%
BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	-18.25%	-12.17%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

PROSPECTUS	171

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

172	PROSPECTUS

Strengthening Dollar 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Strengthening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.53%	0.54%
Total Annual Fund Operating Expenses	1.68%	2.44%

PROSPECTUS	173

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$638	$979	$1,344	$2,368
C-Class Shares	$347	$761	$1,301	$2,776

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$247	$761	$1,301	$2,776

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

174	PROSPECTUS

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 10.55%. The underlying index’s highest one-year volatility rate during the five year period is 15.67%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.07%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

PROSPECTUS	175

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Leveraging Risk –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

176	PROSPECTUS

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -0.52%.

Highest Quarter Return (quarter ended 9/30/2008) 17.02%	Lowest Quarter Return (quarter ended 9/30/2010) -17.79%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/25/2005)
Return Before Taxes	-8.64%	-6.82%	-4.94%
Return After Taxes on Distributions	-8.64%	-8.04%	-5.91%
Return After Taxes on Distributions and Sale of Fund Shares	-5.62%	-5.92%	-4.31%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	1.45%	-0.84%	-1.12%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/25/2005)
Return Before Taxes	-5.84%	-6.54%	-4.90%
Return After Taxes on Distributions	-5.84%	-7.80%	-5.90%
Return After Taxes on Distributions and Sale of Fund Shares	-3.80%	-5.70%	-4.28%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	1.45%	-0.84%	-1.12%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	177

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

178	PROSPECTUS

Weakening Dollar 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Weakening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.55%	0.54%
Total Annual Fund Operating Expenses	1.70%	2.44%

PROSPECTUS	179

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$640	$985	$1,354	$2,388
C-Class Shares	$347	$761	$1,301	$2,776

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$247	$761	$1,301	$2,776

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse leveraged exposure to the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

180	PROSPECTUS

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2012 is 10.55%. The underlying index’s highest one-year volatility rate during the five year period is 15.67%. The underlying index’s annualized performance for the five year period ended June 30, 2012 is -0.07%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

PROSPECTUS	181

Leveraging Risk – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

182	PROSPECTUS

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -2.91%.

Highest Quarter Return (quarter ended 9/30/2010) 18.89%	Lowest Quarter Return (quarter ended 9/30/2008) -16.09%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/25/2005)
Return Before Taxes	-7.50%	0.03%	0.58%
Return After Taxes on Distributions	-7.50%	-2.35%	-1.28%
Return After Taxes on Distributions and Sale of Fund Shares	-4.88%	-1.25%	-0.50%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	1.45%	-0.84%	-1.12%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/25/2005)
Return Before Taxes	-4.56%	0.25%	0.56%
Return After Taxes on Distributions	-4.56%	-2.21%	-1.34%
Return After Taxes on Distributions and Sale of Fund Shares	-2.96%	-1.08%	-0.53%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	1.45%	-0.84%	-1.12%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PROSPECTUS	183

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

184	PROSPECTUS

Real Estate Fund

INVESTMENT OBJECTIVE

The Real Estate Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$631	$959	$1,309	$2,295
C-Class Shares	$339	$736	$1,260	$2,696

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$239	$736	$1,260	$2,696

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 974% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on

PROSPECTUS	185

securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies also may include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Real Estate Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and, therefore, may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Real Estate Sector Risk – The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are exposed to issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Real Estate Companies also may fluctuate widely in response to such events.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

186	PROSPECTUS

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 14.23%.

Highest Quarter Return (quarter ended 9/30/2009) 29.27%	Lowest Quarter Return (quarter ended 12/31/2008) -38.41%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (09/1/2004)
Return Before Taxes	-3.20%	-6.91%	1.36%
Return After Taxes on Distributions	-3.62%	-7.60%	0.78%
Return After Taxes on Distributions and Sale of Fund Shares	-2.10%	-6.16%	0.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-0.15%	-6.73%	1.95%
Return After Taxes on Distributions	-0.61%	-7.46%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares	-0.12%	-6.04%	1.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.29%

PROSPECTUS	187

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

188	PROSPECTUS

Government Long Bond 1.2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Government Long Bond 1.2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correspond to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will likely differ from the return of the Fund’s benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 1.2x) and the cumulative performance of the benchmark (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.20%	1.95%

PROSPECTUS	189

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$591	$838	$1,103	$1,860
C-Class Shares	$298	$612	$1,052	$2,275

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$198	$612	$1,052	$2,275

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,322% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in U.S. government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof). Some of the Fund’s U.S. government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds and enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

190	PROSPECTUS

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	1.2x	10%	25%	50%	75%	100%
-60%	-72%	-67%	-67%	-68%	-69%	-71%
-50%	-60%	-57%	-57%	-58%	-60%	-62%
-40%	-48%	-46%	-46%	-48%	-49%	-51%
-30%	-36%	-35%	-35%	-37%	-39%	-42%
-20%	-24%	-24%	-25%	-25%	-28%	-32%
-10%	-12%	-12%	-13%	-15%	-18%	-22%
0%	0%	0%	0%	-3%	-6%	-12%
10%	12%	12%	11%	9%	5%	-1%
20%	24%	24%	24%	20%	18%	11%
30%	36%	37%	36%	32%	28%	21%
40%	48%	49%	48%	45%	40%	32%
50%	60%	62%	61%	58%	53%	43%
60%	72%	76%	75%	71%	65%	56%

The Long Treasury Bond’s annualized historical volatility rate for the five year period ended June 30, 2012 is 18.82%. The Long Treasury Bond’s highest one-year volatility rate during the five year period is 25.13%. The Long Treasury Bond’s annualized performance for the five year period ended June 30, 2012 is 12.70%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

PROSPECTUS	191

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Leveraging Risk –The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

192	PROSPECTUS

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.78%.

Highest Quarter Return (quarter ended 12/31/2008) 41.17%	Lowest Quarter Return (quarter ended 3/31/2009) -16.35%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	35.81%	11.08%	7.91%
Return After Taxes on Distributions	34.70%	9.98%	6.74%
Return After Taxes on Distributions and Sale of Fund Shares	23.12%	8.90%	6.11%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	8.40%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	40.48%	11.29%	8.15%
Return After Taxes on Distributions	39.68%	10.47%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	26.19%	9.29%	6.53%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	8.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	193

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

194	PROSPECTUS

Inverse Government Long Bond Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Government Long Bond Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day’s compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	3.23%	3.22%
Short Sales Dividend and Interest Expense	2.73%	2.72%
Remaining Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	4.38%	5.12%

PROSPECTUS	195

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$893	$1,738	$2,594	$4,779
C-Class Shares	$612	$1,533	$2,552	$5,089

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$512	$1,533	$2,552	$5,089

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,107% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

Unlike a traditional index fund, the Fund’s investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

196	PROSPECTUS

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The Long Treasury Bond’s annualized historical volatility rate for the five year period ended June 30, 2012 is 18.82%. The Long Treasury Bond’s highest one-year volatility rate during the five year period is 25.13%. The Long Treasury Bond’s annualized performance for the five year period ended June 30, 2012 is 12.70%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

PROSPECTUS	197

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

198	PROSPECTUS

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -6.57%.

Highest Quarter Return (quarter ended 6/30/2009) 12.70%	Lowest Quarter Return (quarter ended 12/31/2008) -26.25%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-33.81%	-14.39%	-9.64%
Return After Taxes on Distributions	-33.81%	-14.61%	-9.92%
Return After Taxes on Distributions and Sale of Fund Shares	-21.98%	-11.63%	-7.77%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	8.40%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-31.72%	-14.21%	-10.23%
Return After Taxes on Distributions	-31.72%	-14.44%	-10.46%
Return After Taxes on Distributions and Sale of Fund Shares	-20.61%	-11.49%	-7.96%
Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	29.93%	11.00%	8.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	199

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

200	PROSPECTUS

High Yield Strategy Fund

INVESTMENT OBJECTIVE

The High Yield Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.49%	0.50%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses*	1.50%	2.26%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$620	$927	$1,255	$2,180
C-Class Shares	$329	$706	$1,210	$2,595

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 583% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	201

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to gain exposure similar to the total return of the high yield bond market as represented by the global universe (excluding emerging market countries) of fixed rate, non-investment grade debt by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but also may buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds (“ETFs”), unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Default Swaps Risk – The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

202	PROSPECTUS

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives, such as bond futures, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Issuer Specific Risk – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

PROSPECTUS	203

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.55%.

Highest Quarter Return (quarter ended 9/30/2009) 9.31%	Lowest Quarter Return (quarter ended 3/31/2009) -13.23%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (4/16/2007)
Return Before Taxes	-1.64%	3.88%
Return After Taxes on Distributions	-2.48%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	-1.06%	1.66%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.32%

C-Class Shares	Past 1 Year	Since Inception (4/16/2007)
Return Before Taxes	1.48%	4.17%
Return After Taxes on Distributions	0.56%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	0.96%	1.88%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.32%

204	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	205

Inverse High Yield Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse High Yield Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -1x) and the cumulative performance of the high yield bond market.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$329	$706	$1,210	$2,595

206	PROSPECTUS

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but also may sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its

PROSPECTUS	207

investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the Fund’s performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and Fund expenses.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Default Swaps Risk – The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

Credit Risk – Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating may affect a security’s value and thus have an impact on Fund performance.

Currency Risk – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk – The Fund’s investments in derivatives, such as bond futures, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Issuer Specific Risk – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

208	PROSPECTUS

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Temporary Defensive Investment Risk – The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	209

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -7.63%.

Highest Quarter Return (quarter ended 3/31/2009) 10.17%	Lowest Quarter Return (quarter ended 9/30/2009) -11.04%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (4/16/2007)
Return Before Taxes	-13.20%	-10.69%
Return After Taxes on Distributions	-13.20%	-10.92%
Return After Taxes on Distributions and Sale of Fund Shares	-8.58%	-8.85%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.32%

C-Class Shares	Past 1 Year	Since Inception (4/16/2007)
Return Before Taxes	-10.38%	-10.37%
Return After Taxes on Distributions	-10.38%	-10.60%
Return After Taxes on Distributions and Sale of Fund Shares	-6.75%	-8.60%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.32%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

210	PROSPECTUS

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”) excluding bond market holidays. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	211

U.S. Long Short Momentum Fund

INVESTMENT OBJECTIVE

The U.S. Long Short Momentum Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class	Institutional Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.51%	0.51%	0.46%
Total Annual Fund Operating Expenses	1.66%	2.41%	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$636	$974	$1,334	$2,347
C-Class Shares	$344	$751	$1,285	$2,746
Institutional Class Shares	$138	$431	$745	$1,635

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$244	$751	$1,285	$2,746

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

212	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments, particularly when seeking “short” exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.
Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

PROSPECTUS	213

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund’s investments were more broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Basic Materials Sector Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that the Fund’s investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to

214	PROSPECTUS

the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The bar chart below shows the performance of the C-Class Shares of the Fund from year to year. The table below shows the average annual total returns of the A-Class, C-Class Shares, and H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The Fund’s Institutional Class Shares are new and, thus, have no operating history. Therefore, the returns of the Fund’s H-Class Shares, which are not offered in this Prospectus, are shown in the table below. The Fund’s Institutional Class Shares would have annual returns substantially similar to those of H-Class Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Prior to May 28, 2010, the Fund did not employ hedging as a technique to achieve its investment objective; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 may have differed had the Fund’s current investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 2.26%.

Highest Quarter Return (quarter ended 9/30/2009) 15.68%	Lowest Quarter Return (quarter ended 12/31/2008) -21.85%

PROSPECTUS	215

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-11.29%	-1.85%	2.83%
Return After Taxes on Distributions	-11.29%	-2.14%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares	-7.34%	-1.65%	2.37%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	-0.01%	3.88%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/22/2002)
Return Before Taxes	-8.46%	-1.62%	2.47%
Return After Taxes on Distributions	-8.46%	-1.92%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares	-5.50%	-1.45%	2.09%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	-0.01%	3.49%

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/22/2002)
Return Before Taxes	-6.88%	-0.89%	3.24%
Return After Taxes on Distributions	-6.88%	-1.18%	3.03%
Return After Taxes on Distributions and Sale of Fund Shares	-4.47%	-0.84%	2.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	-0.01%	3.49%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

For Institutional Class Shares, if you are deemed to be an “eligible investor” by virtue of an initial investment directly with the Fund’s transfer agent in an amount of $2 million or more, your account may be subject to a minimum account balance requirement of $1 million. For A-Class Shares, C-Class Shares and Institutional Class, accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

216	PROSPECTUS

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you. For questions about Institutional Class Shares investor eligibility requirements, contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	217

Event Driven and Distressed Strategies Fund

INVESTMENT OBJECTIVE

The Event Driven and Distressed Strategies Fund (the “Fund”) seeks to achieve capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.78%	0.76%	0.71%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses*	1.96%	2.69%	1.64%
Fee Waiver and/or Expense Reimbursement**	0.08%	0.06%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.88%	2.63%	1.61%
*	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursement) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
**	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares, C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90%. 2.65% and 1.65%, respectively, of the Fund’s A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

218	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$657	$1,038	$1,443	$2,571
C-Class Shares	$366	$817	$1,395	$2,964
Institutional Class Shares	$164	$508	$876	$1,911

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$266	$817	$1,395	$2,964

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 513% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or “junk”) bonds and credit, merger arbitrage and an illiquidity premium. In combination, these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes (“ETNs”); exchange-traded funds (“ETFs”); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. The Fund’s use of derivatives and the leveraged investment exposure created by such use may be significant at times.

Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

PROSPECTUS	219

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit and Equity-Linked Derivative Investment Risk – The value of the Fund’s investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

220	PROSPECTUS

Investment Technique Risk – Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk – The Fund is subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PROSPECTUS	221

PERFORMANCE INFORMATION

The bar chart below shows the performance of the C-Class Shares of the Fund from year to year. The table below shows the average annual total returns of the A-Class, C-Class Shares, and Institutional Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Event Driven Liquid Index. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.03%.

Highest Quarter Return (quarter ended 12/31/2011) 7.74%	Lowest Quarter Return (quarter ended 9/30/2011) -11.12%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-5.78%	3.53%
Return After Taxes on Distributions	-6.77%	0.98%
Return After Taxes on Distributions and Sale of Fund Shares	-3.76%	1.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)	0.43%	8.02%

C-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-2.77%	6.05%
Return After Taxes on Distributions	-3.82%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares	-1.81%	3.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)	0.43%	8.02%

222	PROSPECTUS

Institutional Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-0.80%	7.22%
Return After Taxes on Distributions	-1.85%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	-0.53%	4.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)	0.43%	8.02%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

To purchase Institutional Class Shares of the Fund, you generally must invest a minimum amount of $2 million in the Fund or meet certain other eligibility criteria. The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

For Institutional Class Shares, if you are deemed to be an “eligible investor” by virtue of an initial investment directly with the Fund’s transfer agent in an amount of $2 million or more, your account may be subject to a minimum account balance requirement of $1 million. For A-Class Shares, C-Class Shares and Institutional Class Shares, accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you. For questions about Institutional Class Shares investor eligibility requirements, contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	223

Long Short Equity Strategy Fund

INVESTMENT OBJECTIVE

The Long Short Equity Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation with less volatility than the S&P 500® Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.35%	1.42%	1.40%
Short Sales Dividend and Interest Expense	0.49%	0.57%	0.55%
Remaining Other Expenses	0.86%	0.85%	0.85%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses*	2.53%	3.35%	2.33%
Fee Waiver and/or Expense Reimbursement**	0.11%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	2.42%	3.25%	2.23%
*	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
**	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for A-Class Shares, C-Class Shares and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90%, 2.65% and 1.65%, respectively, of the Fund’s A-Class Shares, C-Class Shares and Institutional Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

224	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$708	$1,194	$1,704	$3,100
C-Class Shares	$428	$1,001	$1,698	$3,549
Institutional Class Shares	$226	$697	$1,195	$2,565

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$328	$1,001	$1,698	$3,549

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 983% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment methodology is based on a systematic and dynamic algorithm developed through extensive quantitative research that is designed to select and weight a basket of liquid, investable factors that, when combined, target return characteristics similar to those of the broad universe of long short equity hedge funds. Long short equity hedge funds typically buy stocks that the hedge fund managers expect will appreciate, and concurrently either sell short stocks that the hedge fund managers expect will decline in value or hedge market or sector exposures. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time. Potential factors include different market capitalization categories, growth, value, momentum, international, emerging markets, and various market sectors.

The Fund will seek to gain exposure to the factors selected by the algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the factors. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. The Fund also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of exchange-traded notes (“ETNs”) and structured notes; exchange-traded funds (“ETFs”); and other pooled investment vehicles. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio

PROSPECTUS	225

investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit and Equity-Linked Derivative Investment Risk – The value of the Fund’s investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment Technique Risk – Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

226	PROSPECTUS

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk – The Fund is subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The bar chart below shows the performance of the C-Class Shares of the Fund from year to year. The table below shows the average annual total returns of the A-Class, C-Class Shares, and Institutional Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Long/Short Liquid Index. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

PROSPECTUS	227

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 0.75%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 12/31/2011) 5.89%	(quarter ended 9/30/2011) -9.82%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-3.30%	4.50%
Return After Taxes on Distributions	-3.88%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	-1.89%	3.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Long/Short Liquid Index (reflects no deduction for fees, expenses or taxes)	0.35%	7.23%

C-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-0.21%	7.17%
Return After Taxes on Distributions	-0.83%	5.60%
Return After Taxes on Distributions and Sale of Fund Shares	0.13%	5.52%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Long/Short Liquid Index (reflects no deduction for fees, expenses or taxes)	0.35%	7.23%

Institutional Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	1.78%	8.22%
Return After Taxes on Distributions	1.16%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares	1.42%	6.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%
Credit Suisse Long/Short Liquid Index (reflects no deduction for fees, expenses or taxes)	0.35%	7.23%

228	PROSPECTUS

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

To purchase Institutional Class Shares of the Fund, you generally must invest a minimum amount of $2 million in the Fund or meet certain other eligibility criteria. The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

For Institutional Class Shares, if you are deemed to be an “eligible investor” by virtue of an initial investment directly with the Fund’s transfer agent in an amount of $2 million or more, your account may be subject to a minimum account balance requirement of $1 million. For A-Class Shares, C-Class Shares and Institutional Class Shares, accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you. For questions about Institutional Class Shares investor eligibility requirements, contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	229

Long Short Interest Rate Strategy Fund

INVESTMENT OBJECTIVE

The Long Short Interest Rate Strategy Fund (the “Fund”) seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.51%	0.51%	0.50%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$621	$930	$1,260	$2,191
C-Class Shares	$329	$706	$1,210	$2,595
Institutional Class Shares	$127	$397	$686	$1,511

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$229	$706	$1,210	$2,595

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

230	PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S. Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund’s Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in 3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio’s target duration ranging from fully bullish, with a target duration of approximately 11 years, to fully bearish, with a target duration of approximately negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model’s signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds (“ETFs”). The Fund also may invest in options, futures and swap agreements to hedge the Fund’s exposure to U.S. Treasury securities and for non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. The Fund’s use of derivatives and the leveraged investment exposure created by such use may be significant at times. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

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Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment Technique Risk – Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The bar chart below shows the performance of the C-Class Shares of the Fund from year to year. The table below shows the average annual total returns of the A-Class, C-Class Shares, and Institutional Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is -2.79%.

Highest Quarter Return (quarter ended 12/31/2011) -0.60%	Lowest Quarter Return (quarter ended 3/31/2011) -3.91%

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AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-13.33%	-6.19%
Return After Taxes on Distributions	-13.33%	-6.33%
Return After Taxes on Distributions and Sale of Fund Shares	-8.67%	-5.28%
Barclays U.S. Aggregate Government Treasury Index (reflects no deduction for fees, expenses or taxes)	9.82%	6.43%

C-Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-10.62%	-3.83%
Return After Taxes on Distributions	-10.62%	-3.98%
Return After Taxes on Distributions and Sale of Fund Shares	-6.90%	-3.29%
Barclays U.S. Aggregate Government Treasury Index (reflects no deduction for fees, expenses or taxes)	9.82%	6.43%

Institutional Class Shares	Past 1 Year	Since Inception (6/30/2010)
Return Before Taxes	-8.82%	-2.87%
Return After Taxes on Distributions	-8.82%	-3.02%
Return After Taxes on Distributions and Sale of Fund Shares	-5.73%	-2.48%
Barclays U.S. Aggregate Government Treasury Index (reflects no deduction for fees, expenses or taxes)	9.82%	6.43%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

INVESTMENT SUB-ADVISOR

American Independence Financial Services, LLC serves as the investment sub-adviser of the Fund.

PORTFOLIO MANAGERS

•	T. Kirkham ‘Kirk’ Barneby, Chief Strategist & Portfolio Manager, Taxable Fixed Income of the Sub-Advisor. Mr. Barneby has been associated with the Sub-Advisor since 2008.

•	Glenn Dorsey, CFA, Portfolio Manager of the Sub-Advisor. Mr. Dorsey has been associated with the Sub-Advisor since 2009.

PURCHASE AND SALE OF FUND SHARES

To purchase Institutional Class Shares of the Fund, you generally must invest a minimum amount of $2 million in the Fund or meet certain other eligibility criteria. The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

For Institutional Class Shares, if you are deemed to be an “eligible investor” by virtue of an initial investment directly with the Fund’s transfer agent in an amount of $2 million or more, your account may be subject to a minimum account balance requirement

PROSPECTUS	233

of $1 million. For A-Class Shares, C-Class Shares and Institutional Class Shares, accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you. For questions about Institutional Class Shares investor eligibility requirements, contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

234	PROSPECTUS

All-Asset Conservative Strategy Fund

INVESTMENT OBJECTIVE

The All-Asset Conservative Strategy Fund (the “Fund”) seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None
Distribution and/or Shareholder Service (12b-1) Fees	None	0.75%
Other Expenses	None	None
Acquired Fund Fees and Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses*	1.09%	1.84%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$581	$805	$1,047	$1,741
C-Class Shares	$287	$579	$995	$2,159

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$187	$579	$995	$2,159

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts (“REITs”) and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to the other Asset Allocation Funds. The Advisor may change the Fund’s asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below. Unless otherwise noted, each underlying fund listed below is a series of the Trust.

•

Domestic Equity Funds: S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund (the Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund and Small Cap Growth Fund are separate series of Security Equity Fund)

•

Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond Series, and U.S. Government Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series are separate series of Security Equity Fund)

•

International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and Global Fund (the Global Fund is a series of the Security Equity Fund)

•

Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Global Managed Futures Strategy Fund

The Fund also may invest in exchange-traded funds (“ETFs”), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

236	PROSPECTUS

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s and certain of the underlying funds’ indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund’s investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – An underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of certain of the underlying funds investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

PROSPECTUS	237

Geographic Concentration in Japan Risk – Targeting Japan could hurt certain of the underlying funds’ performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund’s investments, including stocks, bonds, ETFs, and Unit Investment Trusts (“UITs”). For example, interest and/or dividend income produced by certain of the Fund’s investments will vary over time, which may cause the Fund’s value to fluctuate.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries.”) The Subsidiaries are not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries’ investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund’s and underlying funds’ use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it

238	PROSPECTUS

may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds’ investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly

PROSPECTUS	239

sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds’ ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk – Certain of the underlying funds’ assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

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The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.26%.

Highest Quarter Return (quarter ended 9/30/2009) 8.59%	Lowest Quarter Return (quarter ended 3/31/2009) -9.23%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-6.23%	0.58%	1.58%
Return After Taxes on Distributions	-6.67%	-0.10%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares	-4.05%	0.11%	0.96%
Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	3.97%	3.94%	5.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-3.22%	0.80%	1.73%
Return After Taxes on Distributions	-3.70%	0.10%	1.03%
Return After Taxes on Distributions and Sale of Fund Shares	-2.10%	0.29%	1.08%
Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	3.97%	3.94%	5.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

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PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

242	PROSPECTUS

All-Asset Moderate Strategy Fund

INVESTMENT OBJECTIVE

The All-Asset Moderate Strategy Fund (the “Fund”) seeks to primarily provide growth of capital and, secondarily, preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None
Distribution and/or Shareholder Service (12b-1) Fees	None	0.75%
Other Expenses	None	None
Acquired Fund Fees and Expenses	1.14%	1.14%
Total Annual Fund Operating Expenses*	1.14%	1.89%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$586	$820	$1,073	$1,795
C-Class Shares	$292	$594	$1,021	$2,212

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$192	$594	$1,021	$2,212

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the

PROSPECTUS	243

Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to the other Asset Allocation Funds. The Advisor may change the Fund’s asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

•

Domestic Equity Funds: Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, NASDAQ-100® Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund (the Russell 2000® 2x Strategy Fund and S&P 500 2x Strategy Fund are series of Rydex Dynamic Funds and the Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of Security Equity Fund)

•

Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond Series, and U.S. Government Money Market Fund (the High Yield Series and U.S. Intermediate Bond Series are series of Security Income Fund)

•

International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and Global Fund (the Global Fund is a series of Security Equity Fund)

•

Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Global Managed Futures Strategy Fund

The Fund also may invest in exchange-traded funds (“ETFs”), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a

244	PROSPECTUS

position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s and certain of the underlying funds’ indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund’s investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – An underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of certain of the underlying funds investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political,

PROSPECTUS	245

regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Geographic Concentration in Japan Risk – Targeting Japan could hurt certain of the underlying funds’ performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund’s investments, including stocks, bonds, ETFs, and Unit Investment Trusts (“UITs”). For example, interest and/or dividend income produced by certain of the Fund’s investments will vary over time, which may cause the Fund’s value to fluctuate.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries.”) The Subsidiaries are not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries’ investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund’s and underlying funds’ use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

246	PROSPECTUS

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds’ investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

PROSPECTUS	247

Real Estate Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds’ ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk – Certain of the underlying funds’ assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

248	PROSPECTUS

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 4.51%.

Highest Quarter Return (quarter ended 9/30/2009) 11.01%	Lowest Quarter Return (quarter ended 9/30/2011) -9.67%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-7.25%	-0.11%	1.23%
Return After Taxes on Distributions	-7.58%	-0.62%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares	-4.72%	-0.37%	0.64%
Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	2.48%	2.42%	3.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-4.33%	0.13%	1.37%
Return After Taxes on Distributions	-4.69%	-0.40%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares	-2.82%	-0.18%	0.76%
Synthetic All-Asset Moderate Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	2.48%	2.42%	3.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

PROSPECTUS	249

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

250	PROSPECTUS

All-Asset Aggressive Strategy Fund

INVESTMENT OBJECTIVE

The All-Asset Aggressive Strategy Fund (the “Fund”) seeks to primarily provide growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 297 of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 108 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None
Distribution and/or Shareholder Service (12b-1) Fees	None	0.75%
Other Expenses	None	None
Acquired Fund Fees and Expenses	1.19%	1.19%
Total Annual Fund Operating Expenses*	1.19%	1.94%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$591	$835	$1,098	$1,850
C-Class Shares	$297	$609	$1,047	$2,264

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$197	$609	$1,047	$2,264

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	251

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to the other Asset Allocation Funds. The Advisor may change the Fund’s asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•

Domestic Equity Funds: NASDAQ-100® 2x Strategy Fund, Nova Fund, Russell 2000® 2x Strategy Fund, S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500 Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund (the NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500 2x Strategy Fund are series of Rydex Dynamic Funds and the Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Small Cap Growth Fund are series of Security Equity Fund)

•

Fixed Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, High Yield Series, U.S. Intermediate Bond Series, and U.S. Government Money Market Fund (the High Yield Series and the U.S. Intermediate Bond Series are series of Security Income Fund)

•

International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Global Fund (the Global Fund is a series of Security Equity Fund)

•

Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, Long Short Interest Rate Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Global Managed Futures Strategy Fund

The Fund also may invest in exchange-traded funds (“ETFs”), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the

252	PROSPECTUS

Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund’s and certain of the underlying funds’ indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. The Fund’s investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – An underlying fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of certain of the underlying funds investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

PROSPECTUS	253

Geographic Concentration in Japan Risk – Targeting Japan could hurt certain of the underlying funds’ performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund’s investments, including stocks, bonds, ETFs, and Unit Investment Trusts (“UITs”). For example, interest and/or dividend income produced by certain of the Fund’s investments will vary over time, which may cause the Fund’s value to fluctuate.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Investment in the Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries.”) The Subsidiaries are not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries’ investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund’s and underlying funds’ use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk –The Fund achieves leveraged exposure generally, and certain of the underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. The Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of certain underlying funds’ investment strategies, the use of such instruments may expose the underlying fund and thus, the Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it

254	PROSPECTUS

may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds’ investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk – To the extent that certain of the underlying funds’ investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting

PROSPECTUS	255

that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds’ ability to engage in short selling.

Small-Capitalization Securities Risk –The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Stable Price Per Share Risk – Certain of the underlying funds’ assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued by the Internal Revenue Service to certain of the underlying funds. To the extent the an affiliated underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the A-Class Shares and C-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

256	PROSPECTUS

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 5.21%.

Highest Quarter Return (quarter ended 9/30/2009) 13.50%	Lowest Quarter Return (quarter ended 9/30/2011) -12.56%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-9.03%	-0.83%	0.71%
Return After Taxes on Distributions	-9.35%	-1.32%	-0.18%
Return After Taxes on Distributions and Sale of Fund Shares	-5.88%	-0.98%	0.09%
Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	0.00%	0.89%	2.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (06/30/2006)
Return Before Taxes	-6.10%	-0.64%	0.82%
Return After Taxes on Distributions	-6.44%	-1.14%	-0.08%
Return After Taxes on Distributions and Sale of Fund Shares	-3.97%	-0.82%	0.19%
Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	0.00%	0.89%	2.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	1.97%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PROSPECTUS	257

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

258	PROSPECTUS

U.S. Government Money Market Fund

INVESTMENT OBJECTIVE

The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, high current income, and liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)*	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Shareholder Service (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%
*	If you exchange your A-Class Shares or C-Class Shares of another Guggenheim Investments fund for shares of the Fund, and your A-Class Shares or C-Class Shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements collateralized fully by U.S. government securities. The Fund also may invest in other securities that are determined to be “Eligible Securities” as defined in Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”), including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (also known as The World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates in compliance with U.S. Securities and Exchange Commission (the “SEC”) rules, including Rule 2a-7, which impose certain liquidity, maturity and diversification requirements on all registered money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities as defined by Section 2(a)(16) of the 1940 Act (and derivatives thereof). Section 2(a)(16) of the 1940 Act defines “government security” to mean any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

PROSPECTUS	259

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk – Income Risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Repurchase Agreement Risk – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Stable Price Per Share Risk – The Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

PERFORMANCE INFORMATION

Effective upon the close of business on June 15, 2012, the Fund converted its existing Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and Investor2 Class Shares with a single share class. Therefore, the returns shown in the bar chart below for all periods are the returns of the Fund’s former Investor Class Shares, which were subject to the same fees and expenses as the shares offered in this Prospectus. The Fund’s shares would have annual returns substantially similar to those of the former Investor Class Shares because they are invested in the same portfolio of securities. The variability of performance over time provides an indication of the risks of investing the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for the Fund’s former Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 0.00%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 12/31/2006) 1.10%	(quarter ended 09/30/2011) 0.00%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2011)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	0.01%	1.17%	1.38%

260	PROSPECTUS

YIELD

Call 800.820.0888 for the Fund’s current yield.

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

Shares held either directly with Guggenheim Investments or through a third party (e.g., a brokerage account) are not subject to a minimum initial investment amount or a minimum account balance. However, if you exchange shares of the Fund for shares of another fund in the Guggenheim Investments family of funds, you will be subject to the purchaser eligibility requirements of the applicable share class of that fund, which may include initial investment amount and account balance requirements. Any such requirements will be disclosed in each fund’s prospectus. In addition, accounts opened through a financial intermediary (non-direct) may be subject to that financial intermediary’s minimum initial investment amount and account balance requirements.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

The Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydex-sgi.com.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	261

More Information about the Trust and the Funds

Rydex Series Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes A-Class Shares, C-Class Shares, and Institutional Class Shares of the Funds listed below, as well as shares of the U.S. Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).

DOMESTIC EQUITY FUNDS – Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, and S&P SmallCap 600 Pure Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund

SPECIALTY FUNDS – Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Real Estate Fund

FIXED INCOME FUNDS – Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

ALTERNATIVES FUNDS – U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and Long Short Interest Rate Strategy Fund

ASSET ALLOCATION FUNDS – All-Asset Aggressive Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Conservative Strategy Fund

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The following sections provide additional information regarding certain of the Funds’ investment objectives.

Each Domestic Equity Fund, International Equity Fund, Specialty Fund (except the Real Estate Fund), and Fixed Income Fund (except the High Yield Strategy Fund and Inverse High Yield Strategy Fund) may change its underlying index or benchmark without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

Emerging Markets 2x Strategy Fund and Strengthening Dollar 2x Strategy Fund. If the Fund meets its investment objectives the value of the Fund’s shares will tend to increase on a daily basis by 200% of any increase in the value of the Fund’s underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10% on that day).

Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of any decrease in the value of the Fund’s underlying index (e.g., if the value of the Fund’s underlying index goes down by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index increases, the value of the Fund’s shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the Fund’s underlying index goes up by 5%, the value of the Fund’s shares should go down by 10% on that day).

Inverse Mid-Cap Strategy, Inverse NASDAQ-100® Strategy, Inverse Russell 2000® Strategy and Inverse S&P 500 Strategy Funds. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase during times when the value of the Fund’s underlying index is decreasing. When the value of the Fund’s underlying index is increasing, however, the value of the Fund’s shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund’s shares should go down by 5% on that day).

Mid-Cap 1.5x Strategy, Russell 2000® 1.5x Strategy and Europe 1.25x Strategy Funds. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase during times when the performance of the Fund’s underlying index is increasing. When the value of the Fund’s underlying index is decreasing, the value of the Fund’s shares will tend to decrease.

262	PROSPECTUS

Nova Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 7.5% on that day).

NASDAQ-100®, Russell 2000®, S&P 500, S&P 500 Pure Growth, S&P 500 Pure Value, S&P MidCap 400 Pure Growth, S&P MidCap 400 Pure Value, S&P SmallCap 600 Pure Growth, and S&P SmallCap 600 Pure Value Funds. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by the percentage of any increase in the value of the Fund’s underlying index. When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index.

Japan 2x Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund’s underlying index decreases, the value of the Fund’s shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under “Calculating NAV,” the value of the Fund’s shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

Government Long Bond 1.2x Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund’s shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund’s shares should go down by 6% on that day).

Inverse Government Long Bond Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund’s shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund’s shares should go down by 2% on that day).

Inverse High Yield Strategy Fund. If the Fund meets its investment objective, the value of the Fund’s shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund’s shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund’s shares should decrease by 5% on that day).

PRINCIPAL INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund’s investment objective. The Advisor places particular emphasis on controlling risk relative to each Fund’s benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Alternatives Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments. The Alternatives Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds may, but will not necessarily, invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower returns and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Alternatives Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds may not achieve their respective investment objectives.

Each Domestic Equity Fund’s, Sector Fund’s, International Equity Fund’s, Fixed Income Fund’s, and the Real Estate Fund’s and U.S. Government Money Market Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

Domestic Equity Funds, International Equity Funds, Specialty Funds (except for the Real Estate Fund), and Fixed Income Funds (except for the High Yield Strategy Fund and Inverse High Yield Strategy Fund). In managing the Funds, the Advisor uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective for the Funds is to match or correlate as closely as possible with the performance of each Fund’s underlying index or other benchmark. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

PROSPECTUS	263

The following Funds – Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund – are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures contracts and options on securities, futures contracts, and stock indices, and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund’s assets. For the Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

Sector and Real Estate Funds. In managing the Sector Funds and the Real Estate Fund, the Advisor’s objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector and Real Estate Funds to ensure that each Fund remains a valid representation of its sector.

Alternatives Funds. While the Alternatives Funds seek to target return characteristics similar to those achieved by certain hedge fund strategies, the Alternatives Funds are registered investment companies and, thus, are subject to the comprehensive regulatory scheme of the 1940 Act and other federal securities laws. As a result, the Alternatives Funds are not permitted to engage in certain investment activities to the same extent as hedge funds, such as borrowing and leverage. Therefore, the Alternatives Funds may seek to achieve their investment objectives through the use of investment techniques that differ from those employed by hedge funds.

U.S. Long Short Momentum Fund. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor’s buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy lists. The Advisor uses this methodology to rotate the Fund’s investments among a variety of industries or sectors in order to take advantage of volatility in the top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

Event Driven and Distressed Strategies Fund. The Event Driven and Distressed Strategies Fund seeks to provide investment results that generally correspond to the performance of the event driven hedge fund universe. Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event driven hedge funds can invest in equities, fixed income instruments (investment grade, high yield, bank, convertible and distressed debt), options and various other derivatives. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations. Many managers use a combination of strategies that typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities and adjust exposures based on the opportunity sets in each sub-sector.

Long Short Equity Strategy Fund. The Long Short Equity Strategy Fund seeks to provide investment exposure similar to that provided by a broad universe of long short equity hedge funds. Long short equity strategies employed by hedge funds vary greatly in style and investment approach. They may be: net long, net short, or market neutral; highly diversified or concentrated; global or single country focused; broad-based or concentrated on specific industries; or long-biased, hedged, or short-biased.

Long Short Interest Rate Strategy Fund. The Long Short Interest Rate Strategy Fund’s investment model uses a statistically-based process that analyzes economic factors together with the judgments of investor psychology to determine an interest rate outlook. The Sub-Advisor is responsible for constructing a model and providing the Advisor with the signals generated by the model, the methodology of which is grounded in the basic economic theory of interest rate behavior and combines measures of economic growth and inflation expectations to identify cyclical interest rate trends. Technical factors are incorporated into the methodology to identify and opportunistically capture the overshooting that interest rates frequently exhibit.

264	PROSPECTUS

The factors used in the model are selected based on the following three criteria: (1) quantitative significance in explaining the volatility of interest rates; (2) scenario simulations to evaluate the factor’s contribution to performance when simulated over a significant time period against changes in the levels of economic activity; and (3) judgment with regard to the factor’s conceptual plausibility based on the fundamentals and the behavior of interest rates over the economic cycle. The Sub-Advisor will continuously manage the model and the model’s signals will contain such information necessary for the Advisor to implement the Long Short Interest Rate Strategy Fund’s investment strategy.

High Yield Strategy and Inverse High Yield Strategy Funds. The Advisor’s primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

Asset Allocation Funds. Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies, the Guggenheim Investments family of funds (collectively, the “underlying funds”), which are advised by the Advisor and in ETFs instead of in individual securities.

In managing the Asset Allocation Funds, the Advisor uses many of the tenets of Essential Portfolio Theory (“EPT”), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today’s financial markets. EPT attempts to maximize returns for a benchmark-targeted level of risk by investing each Fund’s assets in underlying funds comprised of equities, fixed income and money market instruments, alternative asset classes, and alternative investment strategies.

In seeking to achieve the goal of maximizing returns for each Fund’s risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the “optimization process”). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund’s asset allocations.

The Asset Allocation Funds seek to integrate many of the central tenets of EPT, which include:

•

Taking advantage of true diversification: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products – all of which may help investors achieve a truly diversified portfolio that may reduce risk.

•

Combining leverage with diversification to achieve a targeted risk/return objective: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

•

Offsetting the constraints of long-only portfolios: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio – inverse funds, and underlying funds that use options or futures – investors can potentially reduce market risks and create an absolute return strategy.

•

Moving away from cap-weighting: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

•

Incorporating current and forward-looking data: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

PROSPECTUS	265

•	Implementing multifactor strategies: When estimating an asset’s expected return, consider a variety of factors, such as growth, value, size and momentum.

•

Employing rules-based rebalancing: Use rules- or risk-based rebalancing – putting parameters in place based on portfolio weightings – rather than rebalancing solely upon a preset, calendar based schedule – which may help avoid the risk of over concentration of an asset class in a volatile market.

The Asset Allocation Funds offer three choices for different investment styles in accordance with different target risks. The following table indicates each Fund’s typical target allocation and risk, which is how each Fund’s investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund’s target allocation may differ from these ranges, depending on market conditions or other factors.

Fund	Target Risk	Target Allocation Range
ALL-ASSET CONSERVATIVE STRATEGY FUND	LOW
Equity		15-60%
Fixed Income/Money Market		20-70%
Alternative		0-55%
ALL-ASSET MODERATE STRATEGY FUND	MEDIUM
Equity		20-75%
Fixed Income/Money Market		10-60%
Alternative		0-55%
ALL-ASSET AGGRESSIVE STRATEGY FUND	HIGH
Equity		30-90%
Fixed Income/Money Market		0-40%
Alternative		0-55%

In general, the All-Asset Conservative Strategy Fund may be appropriate for investors who have low risk tolerance and primarily seek preservation of capital from their investment. The All-Asset Moderate Strategy Fund may be appropriate for investors who have moderate risk tolerance, primarily seek growth from their investment, and are willing to bear some short-term price fluctuations in exchange for potentially higher returns over time. The All-Asset Aggressive Strategy Fund may be appropriate for investors who have an aggressive risk tolerance, primarily seek growth from their investment, and seek to maximize long-term returns with the ability to accept possible significant short or long-term losses.

Most underlying funds have risks associated with them as described either in this Prospectus or each underlying fund’s individual prospectus. You also may request an underlying fund’s prospectus or Statement of Additional Information by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100, or visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK LEVERAGED AND INVERSE INVESTMENT RESULTS

The Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Nova Fund, Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund (the “Daily Leveraged Funds”) seek daily leveraged investment results. The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund also seek leveraged investment results (the “Leveraged Funds”). The Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Leveraged Inverse Funds”) seek to provide leveraged investment results that match or correlate to the opposite of the performance of a specific benchmark on a daily basis. The Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse Government Long Bond Strategy Fund (the “Daily Inverse Funds”) seek to provide investment results that match or correlate to the opposite of the performance of a specific benchmark on a daily basis. The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market (the “Inverse Fund”). The Daily Leveraged Funds, Leveraged Funds, Leveraged Inverse Funds, Daily Inverse Funds and the Inverse Fund may be referred to collectively as the “Funds.”

266	PROSPECTUS

As discussed in each Fund’s Summary section, the Funds’ performance is subject to the effects of compounding and leverage, which are discussed in more detail below.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The effect of leverage on a fund will generally cause the fund’s performance to not match or correlate to the performance of the index underlying the fund’s benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund’s benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the NAV of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund’s benchmark due to the compounding effect of losses and gains on the returns of the fund. It also is expected that a fund’s use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the effect of leverage on fund performance in comparison to the performance of the fund’s underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the effect of leverage, the hypothetical graphs assume: (i) no tracking error (see “Tracking Error Risk” under “Descriptions of Principal Risks”); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund’s performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index’s volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. For example, the average of the most recent five-year historical volatility for the period ending June 30, 2012 of the S&P 500® Index is 19.12%. The S&P 500® Index’s volatility may be more or less significant at any given time. The indices underlying the Funds’ benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average historical volatility for the five-year period ended June 30, 2012 of the other indices underlying the Funds’ benchmarks is as follows: NASDAQ-100 Index® 22.52%; Russell 2000® Index 24.81%; S&P MidCap 400® Index 22.89%; STOXX 50® Index 24.93%; Nikkei 225 Stock Average 20.02%; BNY Mellon Emerging Markets 50 ADR Index 29.32%; and U.S. Dollar Index 10.55%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS	267

268	PROSPECTUS

MARKET VOLATILITY. Each Daily Leveraged Fund and Leveraged Inverse Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Daily Leveraged Fund or Leveraged Inverse Fund attempts to, and no Daily Leveraged Fund or Leveraged Inverse Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Daily Leveraged Fund and Leveraged Inverse Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Daily Leveraged Fund’s or Leveraged Inverse Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2x daily leveraged fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x daily leveraged fund widens to approximately -14.8% while the loss for a 2x inverse fund rises to 38.0%. At higher ranges of volatility, there is a chance of a near complete loss of fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, a 2x leveraged inverse fund targeted to the same benchmark would be expected to lose more than 90% of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Benchmark Annualized Volatility Range	Hypothetical 2x Leveraged Fund Loss	Hypothetical 2x Inverse Fund Loss
10%	-1.0%	-2.9%
20%	-3.9%	-11.3%
30%	-8.6%	-23.6%
40%	-14.8%	-38.0%
50%	-22.2%	-52.7%
60%	-30.4%	-66.0%
70%	-39.1%	-77.1%
80%	-47.5%	-85.3%
90%	-56.2%	-91.3%
100%	-64.0%	-95.1%

PROSPECTUS	269

Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.

Table 2 shows the range of volatility for the indices to which the Daily Leveraged Funds and Leveraged Inverse Funds are benchmarked for the five year period ended June 30, 2012. (In historical terms, volatility ranges during this period were extremely high). The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from 9.68% to 27.19%. Since market volatility, like that experienced by the markets recently, has negative implications for funds that rebalance daily, investors should be sure to monitor and manage their investments in the Daily Leveraged Funds and Leveraged Inverse Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Daily Leveraged Funds and Leveraged Inverse Funds for long periods. These tables are intended to simply underscore the fact that the Daily Leveraged Funds and Leveraged Inverse Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Table 2

Index	Volatility Average for the Five Year Period Ended June 30, 2012
S&P 500® Index	19.12%
S&P MidCap 400® Index	22.89%
Russell 2000® Index	24.81%
NASDAQ-100 Index®	22.52%
Nikkei 225 Stock Average	20.02%
STOXX 50® Index	24.93%
U.S. Dollar Index	10.55%
BNY Mellon Emerging Markets 50 ADR Index	29.32%

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Daily Leveraged Fund seeks daily exposure to its target index equal to or in excess of 120% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Daily Leveraged Fund the risk of total loss of your investment exists in the event of a movement of the Daily Leveraged Fund’s target index in excess of 50% in a direction adverse to the Daily Leveraged Fund (meaning a decline in the value of the target index of a Daily Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund’s target index in excess of 50% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

THE PROJECTED RETURNS OF LEVERAGED FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Daily Leveraged Funds and Leveraged Inverse Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Daily Leveraged Fund’s underlying index gains 10% for a week, the Daily Leveraged Fund’s shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Daily Leveraged Fund’s or Leveraged Inverse Fund’s daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Daily Leveraged Fund’s or Leveraged Inverse Fund’s performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index affect a Daily Leveraged Fund’s and Leveraged Inverse Fund’s performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Daily Leveraged Fund and Leveraged Inverse Fund over a 10 trading day period and do not reflect expenses of any kind.

270	PROSPECTUS

Table 1: No Clear Trend In the Market

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%	$90.00	-10.00%	-10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.48%	$81.43	-9.52%	-18.57%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%	$96.23	18.18%	-3.77%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%	$115.48	20.00%	15.48%
Day 5	85	-5.56%	-15.00%	$70.10	-11.11%	-29.90%	$128.31	11.11%	28.31%
Day 6	100	17.65%	0.00%	$94.83	35.29%	-5.17%	$83.03	-35.29%	-16.97%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%	$91.33	10.00%	-8.67%
Day 8	100	5.26%	0.00%	$94.34	10.53%	-5.66%	$81.71	-10.53%	-18.29%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.77%	$73.54	-10.00%	-26.46%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.11%	$80.55	9.52%	-19.45%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Daily Leveraged Fund and Leveraged Inverse Fund for the period which bears little relationship to the performance of the Funds’ target index for the 10 trading day period.

Table 2: Clear Trend that Market Rises

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%	$96.00	-4.00%	-4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%	$92.24	-3.92%	-7.76%
Day 3	106	1.92%	6.00%	$112.24	3.85%	12.24%	$88.69	-3.85%	-11.31%
Day 4	108	1.89%	8.00%	$116.47	3.77%	16.47%	$85.34	-3.77%	-14.66%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%	$82.18	-3.70%	-17.82%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.18%	$79.19	-3.64%	-20.81%
Day 7	114	1.79%	14.00%	$129.65	3.57%	29.65%	$76.36	-3.57%	-23.64%
Day 8	116	1.75%	16.00%	$134.20	3.51%	34.20%	$73.68	-3.51%	-26.32%
Day 9	118	1.72%	18.00%	$138.82	3.45%	38.82%	$71.14	-3.45%	-28.86%
Day 10	120	1.69%	20.00%	$143.53	3.39%	43.53%	$68.73	-3.39%	-31.27%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Daily Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Daily Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

PROSPECTUS	271

Table 3: Clear Trend that Market Declines

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	-4.00%	-4.00%	$104.00	4.00%	4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%	$108.24	4.08%	8.24%
Day 3	94	-2.08%	-6.00%	$88.24	-4.17%	-11.76%	$112.76	4.17%	12.76%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%	$117.55	4.26%	17.55%
Day 5	90	-2.17%	-10.00%	$80.82	-4.35%	-19.18%	$122.66	4.35%	22.66%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.78%	$128.12	4.44%	28.12%
Day 7	86	-2.27%	-14.00%	$73.71	-4.55%	-26.29%	$133.94	4.55%	33.94%
Day 8	84	-2.33%	-16.00%	$70.29	-4.65%	-29.71%	$140.17	4.65%	40.17%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.06%	$146.84	4.76%	46.84%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.33%	$154.01	4.88%	54.01%
The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Daily Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Daily Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Daily Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. The risks below may not be applicable to each Fund. Please consult the Fund Summary sections to determine which risks are applicable to a particular Fund.

Active Trading Risk – A significant portion of the Fund’s assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Capitalization Securities Risk – For each Domestic Equity Fund, Sector Fund, International Equity Fund, and the Real Estate Fund, U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, and Long Short Equity Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, the Fund’s or underlying funds’ investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Fund’s portfolio, and in the case of the Asset Allocation Funds, in an underlying fund’s portfolio, may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components of its underlying index or other benchmark it is subject to the risk that the predominate capitalization range represented in its underlying index or benchmark may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Commodity-Linked Derivative Investment Risk – In the case of the Asset Allocation Funds, certain of the underlying funds’ exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value

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of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index or benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

An underlying fund’s investments in commodity-linked derivatives are subject to a substantial risk of loss. When an underlying fund purchases or sells a commodity futures contract, sells a commodity option or engages in off-exchange foreign currency trading, it may sustain a total loss of the initial margin or other monies posted by the underlying fund to establish or maintain its position. If the market moves against the underlying fund’s position, it may be required to post additional monies to maintain its position, which also are subject to total loss. If the underlying fund chooses not to post additional monies to maintain a position, it may be forced to liquidate the position at a loss. Certain of the underlying funds’ investment in commodity-related investment products may lead to substantial losses, which can significantly and adversely affect the net asset value (“NAV”) of the Fund and, consequently, a shareholder’s interest in the Fund.

Index-Linked and Commodity-Linked “Structured” Securities – In the case of the Asset Allocation Funds, certain of the underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the Standard & Poor’s Diversified Trends Indicator® or S&P GSCITM Commodity Index. These are “commodity-linked” or “index-linked” securities. They are sometimes referred to as “structured securities” because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, an underlying fund may receive more or less principal than it originally invested. An underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

Structured Note Risk – In the case of the Asset Allocation Funds, certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. The fees associated with a structured note, which are embedded in the price of the structured note paid by an underlying fund may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes. However, the Advisor believes that other mutual funds will continue to increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

Conflicts of Interest Risk – In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also is responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its underlying index or benchmark, or its weighting of investment exposure to such securities or industries may be different from that of its underlying index or benchmark. In addition, the Fund may invest in securities or financial instruments not included in its underlying index or benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the

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Fund being over- or under-exposed to its benchmark. If the Fund seeks to meet its investment objective on a daily basis, activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

Each of the Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund is considered a “leveraged” fund because it seeks to match or correlate to a multiple or a multiple of the inverse of the performance of the Fund’s underlying index or benchmark on a daily basis. The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are also “leveraged” funds but have investment objectives to correlate to a multiple of the performance of each Fund’s underlying index over time. The Funds listed above are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from the Nova Fund’s, Mid-Cap 1.5x Strategy Fund’s, Russell 2000® 1.5x Strategy Fund’s, Strengthening Dollar 2x Strategy Fund’s, Weakening Dollar 2x Strategy Fund’s, and Government Long Bond 1.2x Strategy Fund’s having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of the Fund to be either greater than or less than the performance of the Fund’s underlying index or benchmark (or the inverse of the performance of the Fund’s underlying index or benchmark) times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Counterparty Credit Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, credit default swap agreements, and structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Advisor considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

To the extent the Fund’s or an underlying fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

Credit Default Swap Risk – The Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s or an underlying fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

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Credit Risk – For the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

Credit and Equity-Linked Derivative Investment Risk – Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.

Structured Note Risk – The Fund intends to invest in credit and equity-linked structured notes to a significant extent. The performance of these notes is determined by the price movement of the investment, security or index underlying the note. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.

Currency Risk – The Fund’s, and in the case of the Asset Allocation Funds, certain of the underlying funds’, indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Similarly, the Strengthening Dollar 2x Strategy Fund’s exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. dollar. Conversely, the Weakening Dollar 2x Strategy Fund’s exposure to the U.S. Dollar Index® subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. dollar. To the extent the U.S. Dollar Index® is heavily weighted in a particular currency, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will necessarily have concentrated exposures to that same currency. Currently, the Euro is the most heavily weighted of the six foreign currencies represented by the U.S. Dollar Index® at approximately 58%. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in sovereign debt levels and trade deficits; domestic and foreign inflation and interest rates and investors’ expectations concerning those rates; currency exchange rates; investment and trading activities of other funds, including hedge funds and currency funds; and global or regional political, economic or financial events and situations and the imposition of currency controls or other political developments in the U.S. or abroad. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Europe 1.25x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may have indirect and direct exposure to the euro, which has experienced increased volatility in recent months. The increased volatility in the price of euro, which has fluctuated widely over the past several years, is due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on EU members’ participation in the European Monetary Union and the value of the euro. If such volatility persists, the euro may not maintain its current purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s or an underlying fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market,

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or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund, or in the case of the Asset Allocation Funds, certain of the underlying funds, may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They also may be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

Futures Contracts – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

The risks associated with the Fund’s or an underlying fund’s use of futures and options contracts include:

•	The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

•

Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

Emerging Markets Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Asset

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Allocation Funds also may be subject to this risk with respect to certain of the underlying funds’ investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Exchange-Traded Notes (ETNs) Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s or an underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund or underlying fund holds its investment in an ETN until maturity, the issuer will give the Fund or underlying fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

Fixed Income Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Foreign Issuer Exposure Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, ETFs, and structured notes, that are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

Fund of Funds Risk – The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and

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indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund’s investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

Geographic Concentration in Europe Risk – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

Geographic Concentration in Japan Risk – Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990s and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Growth Stocks Risk – Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, an investment in growth stocks also may be susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. Growth stocks also typically have little or no dividend income to absorb the effect of adverse market conditions.

High Yield Risk – The Fund, or in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or underlying fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

Income Risk – Income Risk involves the potential for decline in the Fund’s, and in the case of the Asset Allocation Funds, certain of the underlying funds’ yield (the rate of dividends the Fund or the underlying fund pays) in the event of declining interest rates. Because the Fund or underlying fund primarily invests in money market instruments and other short-term securities that are based on short-term interest rates, which can fluctuate significantly over short periods, the risk of decline in the Fund’s or underlying fund’s yield may be greater than funds that invest in longer term securities that lock in interest rates. For example, if the Fund or an underlying fund invests in money market securities with maturities of less than one year and interest rates decline, then the yield of the Fund or underlying fund will also decline because when the money market securities mature, the returns are reinvested at lower interest rates.

Industry Concentration Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds’ may concentrate their investments in a limited number of issuers conducting business in the same industry or group of related industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Interest Rate Risk – The Fund may be subject to Interest Rate Risk. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling

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interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund – a means of achieving an overall investment objective of principal safety – reduces the likelihood of price fluctuation.

Investment in Investment Companies Risk – The Fund may purchase shares of investment companies, such as ETFs, mutual funds, unit investment trusts, and closed-end investment companies, which may trade at discount to their NAV, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. The Asset Allocation Funds, in particular, will regularly invest in other investment companies, including the underlying funds, some of which also may invest in investment companies, and ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in an Asset Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in an Asset Allocation Fund may receive taxable gains as a result of the underlying funds’ portfolio transactions in addition to the taxable gains attributable to an Asset Allocation Fund’s transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and certain of the underlying funds may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, not subject to the regulatory scheme of the 1940 Act.

Exchange-Traded Fund (ETF) Risk – The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, Long Short Interest Rate Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

Investment in the Subsidiary Risk – In the case of the Asset Allocation Funds, certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each, a “Subsidiary” and together, the “Subsidiaries”). The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Thus, each such underlying fund, as an investor in its respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, each such underlying fund wholly owns and controls its respective Subsidiary, and the underlying funds and the Subsidiaries are both managed by the Advisor, making it unlikely that the Subsidiaries will take action contrary to the interests of the underlying funds or their shareholders. While the Subsidiaries have their own board of directors that is responsible for overseeing the operations of the Subsidiaries, the underlying funds’ Board has oversight responsibility for the investment activities of the underlying funds, including their investments in the Subsidiaries, and each underlying fund’s role as the sole shareholder of its respective Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiaries, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the underlying funds in managing each Subsidiary’s portfolio. It is not currently expected that shares of the Subsidiaries will be sold or offered to investors other than the underlying funds.

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Changes in the laws of the United States and/or the Cayman Islands, under which the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underling funds and/or the Subsidiaries to operate as intended and could negatively affect the underlying funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Technique Risk – The Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, Long Short Interest Rate Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may use investment techniques that may be considered aggressive. Risks associated with the use of derivatives, including futures contracts, options, structured notes, and swap agreements, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund or underlying fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund or underlying fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying the Fund’s or underlying fund’s derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund or underlying fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund or underlying fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s or underlying fund’s position in a particular instrument when desired.

Issuer Specific Risk – The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer’s goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

Leveraging Risk – The U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund may each invest in leveraged instruments in pursuit of its investment objective. The Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund, International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund and certain of the Asset Allocation Funds’ underlying funds, achieve leveraged exposure to their respective underlying indices through the use of derivative instruments. The more the Fund and certain of the underlying funds invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund or underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s or underlying fund’s investment income, resulting in greater losses. The value of the Nova Fund’s, Mid-Cap 1.5x Strategy Fund’s, Russell 2000® 1.5x Strategy Fund’s, International Equity Funds’, Strengthening Dollar 2x Strategy Fund’s, Weakening Dollar 2x Strategy Fund’s, Government Long Bond 1.2x Strategy Fund’s, and in the case of the Asset Allocation Funds, certain of the underlying funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund’s or underlying fund’s investment strategies involve the use of leverage. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is

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not an established retail market for instruments in which the Fund or an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s or an underlying fund’s portfolio, the ability of the Fund or an underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

Market Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s or an underlying fund’s investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s or an underlying fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk – Certain of the derivatives in which the Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk – The Fund is not actively managed and may be affected by a general decline in market segments relating to its underlying index or benchmark. The Fund invests in securities included in, or representative of, its underlying index, regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining markets. As a result, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions.

Portfolio Turnover Risk – The Fund’s strategy, or in the case of the Asset Allocation Funds, certain of the underlying funds’ strategies, may frequently involve buying and selling portfolio securities to rebalance the Fund’s or an underlying fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Repurchase Agreement Risk – The Fund will enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund will enter into repurchase agreements only with counterparties that the Advisor believes present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Sector Risk – The Sector Risk applicable to each Fund is as follows:

Agriculture Sector Risk – The risk that the securities of issuers in the agriculture sector that certain of the Asset Allocation Funds’ underlying funds purchase will underperform the market as a whole. To the extent that an underlying fund’s investments are exposed, directly and indirectly, to the agriculture sector, the underlying fund, and thus the Asset Allocation

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Fund, is subject to legislative or regulatory changes, adverse market conditions and increased competition affecting the agriculture sector. In addition, investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the underlying fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of a direct or indirect investment in the agriculture sector could decline, which would adversely affect an investment in the underlying fund, and thus the Asset Allocation Funds, if it held such an investment.

Banking Sector Risk – The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the banking sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the banking sector. For example, government regulations may limit both the amounts and types of loans and financial commitments banking companies can make, and the interest rates and fees they can charge and the amount of capital they must maintain, which may affect the profitability of banking companies. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

Basic Materials Sector Risk – The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchases will underperform the market as a whole. To the extent that a Fund’s or underlying fund’s investments are exposed to issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Biotechnology Sector Risk – The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the biotechnology sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Consumer Products Sector Risk – The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer products sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and also is affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Electronics Sector Risk – The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

Energy Sector Risk – The risk that the securities of, or financial instruments tied to the performance of, issuers in the energy sector and energy sector commodities that the Energy Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that a Funds’ or underlying funds’ investments are exposed to issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions

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and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of Energy Companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Energy Services Sector Risk – The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy services sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

Financial Services Sector Risk – The risk that the securities of issuers in the financial services sector that the Financial Services Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchases will underperform the market as a whole. To the extent that a Fund’s or underlying fund’s investments are exposed to issuers conducting business in the financial services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

Health Care Sector Risk – The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.

Internet Sector Risk – The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Internet sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

Leisure Sector Risk – The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the leisure sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

Precious Metals Sector Risk – The risk that the relatively few securities of, or financial instruments tied to the performance of, issuers in the mining industry that the Precious Metals Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole. To the extent that the Fund’s or underlying funds’

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investments are exposed to issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

Real Estate Sector Risk – The risk that the securities of real estate companies that the Real Estate Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchase will underperform the market as a whole. To the extent that a Fund’s or underlying funds’ investments are exposed to real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies also may subject the Fund or underlying fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund’s or underlying funds’ investments in REITs.

Retailing Sector Risk – The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the retailing sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company’s success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

Technology Sector Risk – The risk that the securities of issuers in the technology sector that the NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Technology Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, purchases will underperform the market as a whole. To the extent that a Fund’s investments are exposed to issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Telecommunications Sector Risk – The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the telecommunications sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

Transportation Sector Risk – The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the transportation sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

Utilities Sector Risk – The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in

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the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the utilities sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

Short Sales Risk – Short sales are transactions in which the Fund or in the case of the Asset Allocation Funds, certain of the underlying funds, sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund also is required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s or an underlying fund’s needs for immediate cash or other liquidity. The Fund’s or an underlying fund’s investment performance also may suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s or an underlying fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. When the Fund or an underlying fund sells short an equity security that pays a dividend, the Fund or underlying fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund or the underlying fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s or an underlying fund’s unrealized gain or reduces the Fund’s or an underlying fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Stable Price Per Share Risk – The Fund is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

Status as a Regulated Investment Company Risk – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under “Special Considerations Applicable to the Funds” for additional discussion of this issue.

Tax Risk – In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (“qualifying income”), which is described in more detail in the SAI. As noted under “Commodity-Linked Derivative Investment Risk” above, certain of the Asset Allocation Funds’ underlying funds gain most of their exposure to the commodities markets through investment in a corresponding wholly-owned Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. Each of these underlying funds (the “CFC PLR Underlying Funds”) has

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received a private letter ruling issued by the Internal Revenue Service which concludes that the income attributable to each CFC PLR Underlying Fund’s investment in its corresponding Subsidiary will be “qualifying income.” The Asset Allocation Funds only invest in Funds that have private letter rulings permitting such affiliated underlying funds to utilize wholly-owned Subsidiaries (i.e., the CFC PLR Underlying Funds). As a result, no Fund invests in a Subsidiary either directly or indirectly in a circumstance other than where a private letter ruling has been obtained.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by registered investment companies in controlled foreign corporations which principally invest in commodities-linked derivative instruments. The IRS has indicated that it is reconsidering the position articulated in such private letter rulings and stated that it intends to issue public guidance regarding the use of controlled foreign corporations by registered investment companies to indirectly invest in commodities. As of the date of this Prospectus, it is not clear whether this guidance, if issued, will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the regulated investment company qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for a transition period for affected registered investment companies. Nevertheless, the CFC PLR Underlying Funds are permitted to rely on the conclusion reached in the private letter rulings issued to them with respect to the operation of their wholly-owned Subsidiaries until such time as the IRS revokes such rulings.

The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which certain of the underlying funds invest will not be considered qualifying income. To the extent the affiliated underlying funds invest in such instruments directly, the affiliated underlying funds will restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of their gross income (when combined with its other investments that produce non-qualifying income). If the Fund fails to meet the regulated investment company qualification tests, the Fund may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Internal Revenue Code. The payment of such taxes would likely negatively affect the returns on the Fund.

The CFC PLR Underlying Funds have also received private letter rulings from the IRS concluding that certain commodities-linked notes held by the CFC PLR Underlying Funds will produce “qualifying income” for purposes of the regulated investment company qualification tests. The Advisor intends to conduct all affiliated underlying funds’ investments in commodity-linked notes in a manner consistent with the terms and conditions of these private letter rulings.

Temporary Defensive Investment Risk – The Fund may be affected by a general decline in market specific market segments or the market as a whole. The Fund invests in securities included in a specific market segment, such as the commodity and financial futures markets, in an effort to achieve its investment objective and regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining markets. As a result, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

In addition, because the Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than you expect.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Funds due to the Funds’ consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those

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securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Funds.

Trading Halt Risk – The Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund’s or an underlying fund’s ability to use leverage and may prevent the Fund or an underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

Value Stocks Risk – Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

Comparable Index Information

The Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund employ investment methodologies that are similar to those used to compile the indices and benchmarks described below.

Credit Suisse Event Driven Liquid Index – The Credit Suisse Event Driven Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index, which is non-investable, by using non-hedge fund, liquid tradable securities selected and weighted according to an algorithm. The Dow Jones Credit Suisse Event Driven Hedge Fund Index is an asset-weighted index containing event driven hedge fund constituents. Event driven hedge funds generally make short and long investments in the securities of corporations experiencing substantial change as a result of such corporate actions as liquidation, bankruptcy, emergence from bankruptcy, divestitures, acquisitions, or mergers. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations, or they may invest across multiple event driven strategies. Such strategies typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities.

The Dow Jones Credit Suisse Event Driven Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds, as opposed to separate accounts. The Index uses the funds classified as event driven in the Credit Suisse database, which tracks over 5,000 hedge funds, and consists only of hedge funds with a minimum of US $50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

Merrill Lynch Factor Model – The Merrill Lynch Factor Model (the “Model”) is designed to provide a high correlation to “hedge fund beta,” the portion of hedge fund returns that can be explained by exposure to certain market measures, and not individual manager skill. The value of the Model changes based on the weighted performance of well-known, liquid index components such as the S&P 500® Index, Russell 2000® Index, MSCI EAFE Index, MSCI Emerging Markets Index, USD-Euro Spot Exchange Rate and One Month Libor Index (each, a “Model Factor”).

The Model uses a proprietary rules-based, discretion-free regression model developed by Merrill Lynch to allocate to the Model Factors in an attempt to provide a high correlation to hedge fund beta.

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The respective component weightings of the Model are rebalanced monthly. The rebalance is driven by the Model. Exposures to market measures can be positive (long) or negative (short), except for the MSCI Emerging Markets Free Total Return, which can only be long.

Credit Suisse Long/Short Liquid Index – The Credit Suisse Long/Short Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, which aggregates a broad universe of long/short equity hedge funds and is non-investable, by using non-hedge fund, liquid tradable securities. The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is an asset-weighted hedge fund index containing long/short equity hedge fund constituents. Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 5000 funds, and consists only of funds with a minimum of US $50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

More detailed information about the Funds’ comparable indices can be found on the Credit Suisse and Merrill Lynch websites and in the SAI under “More Information About the Comparable Indices.”

Management of the Funds

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since each its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2012 based on the average daily net assets of each Fund, as set forth below:

Fund	Advisory Fee
Nova Fund	0.75%
S&P 500 Fund	0.75%
Inverse S&P 500 Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
S&P 500 Pure Growth Fund	0.75%
S&P 500 Pure Value Fund	0.75%
S&P MidCap 400 Pure Growth Fund	0.75%
S&P MidCap 400 Pure Value Fund	0.75%
S&P SmallCap 600 Pure Growth Fund	0.75%
S&P SmallCap 600 Pure Value Fund	0.75%
Sector Funds (Except for the Precious Metals Fund)	0.85%
Precious Metals Fund	0.75%
Europe 1.25x Strategy Fund	0.90%

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Fund	Advisory Fee
Japan 2x Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Real Estate Fund	0.85%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Long Short Momentum Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Long Short Equity Strategy Fund	0.90%
Long Short Interest Rate Strategy Fund	0.75%
Asset Allocation Funds	0.00%
U.S. Government Money Market Fund	0.50%

The Long Short Interest Rate Strategy Fund is sub-advised by the Fund’s Sub-Advisor, American Independence Financial Services, LLC. The Advisor pays the Sub-Advisor out of the advisory fee it receives.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Asset Allocation Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expenses and extraordinary expenses.

The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and dividends on securities sold short, and extraordinary expenses) from exceeding the Event Driven and Distressed Strategies Fund’s and Long Short Equity Strategy Fund’s average daily net assets as follows:

	Expense Cap
Fund	A-Class Shares	C-Class Shares	Institutional Class Shares
Event Driven and Distressed Strategies Fund	1.90%	2.65%	1.65%
Long Short Equity Strategy Fund	1.90%	2.65%	1.65%

The above contractual fee waivers will be honored by the Advisor through July 31, 2013. The fee waivers may be renewed by the Advisor for subsequent periods thereafter. To maintain these expense limits, the Advisor may reduce a portion of its management fees and/or reimburse certain expenses of the Funds. This Agreement may be terminated only with the approval of the Funds’ Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

For the U.S. Government Money Market Fund, the Advisor and/or one or more of its affiliates may reimburse expenses or waive fees of the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by the Advisor. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield or continue paying periodic dividends when the yield is not positive.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital, LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s August 2011 approval of the Funds’ investment advisory agreement is available in the September 30, 2011 Semi-Annual Report to Shareholders, which covers the period April 1, 2011 to September 30, 2011.

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For each Fund, except the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse Mid-Cap Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Value Fund, Basic Materials Fund, Health Care Fund, Internet Fund, Retailing Fund, Transportation Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Real Estate Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Long Short Interest Rate Strategy Fund, and All-Asset Moderate Strategy Fund, the Advisor may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by the Advisor. The Advisor and the Trust have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), and obtained shareholder approval with respect to the Funds referenced, that permits the Advisor, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Funds without submitting the sub-advisory agreement to a vote of the Funds’ shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. The Advisor is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

INVESTMENT SUB-ADVISOR

The Sub-Advisor, an SEC registered investment adviser, is located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund. The Sub-Advisor constructs and provides the Advisor with the Long Short Interest Rate Strategy Fund’s investment model via electronic signals.

A discussion regarding the basis for the Board’s August 2011 approval of the Long Short Interest Rate Strategy Fund’s investment sub-advisory agreement is available in the September 30, 2011 Semi-Annual Report to Shareholders, as amended, which covers the period March 31, 2011 to September 30, 2011.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the day-to-day management of each Fund (except for the Long Short Interest Rate Strategy Fund).

Michael P. Byrum, CFA, Senior Vice President – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

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On a day-to-day basis, the two individuals listed below are jointly and primarily responsible for the day-to-day management of the Long Short Interest Rate Strategy Fund.

T. Kirkham ‘Kirk’ Barneby, Chief Strategist & Portfolio Manager, Taxable Fixed Income – Mr. Barneby joined American Independence Financial Services, LLC (“AIFS”) in 2008 as Chief Strategist & Portfolio Manager, Taxable Fixed Income. At AIFS he utilizes a proprietary discipline, grounded in the economic theory of interest rate behavior to manage interest rate exposure or risk. Prior to AIFS, Mr. Barneby was a Managing Member of Old Iron Hill Capital Management, LLC employing quantitatively-oriented fixed income and multi-strategy investment approaches. Previously, he headed an investment group at UBS in New York that managed equity and bond portfolios with roughly $7 billion in assets. Earlier, in the 1980s, Mr. Barneby was part of a team at Continental Can that made asset allocation decisions for the company’s pension plan. He began his career in the Economics Department at First National City Bank (Citibank).

Glenn Dorsey, Portfolio Manager – Mr. Dorsey joined AIFS in January 2009 as Portfolio Manager and is responsible for the day-to-day management and trading of the Active Treasury Management and Active Treasury Management Long/Short strategies, as well as the fixed income portion of the AIFS NestEgg Fund family. He co-manages, along with Mr. Barneby, the Tactical Fixed Income discipline and the Interest Rate Scorecard. Prior to joining AIFS, Mr. Dorsey was the founder of Reveille Asset Management. Prior to starting Reveille Asset Management, Mr. Dorsey was a portfolio manager with Jamison Prince Asset Management, Lyon Stubbs & Tompkins, Mitchell Hutchins and Bankers Trust Company. Mr. Dorsey has been in the financial services industry for 27 years and is a Chartered Financial Analyst.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

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Shareholder Information

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which also is known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders

Each Fund, except for the S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund, calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 Fund’s, Russell 2000® Fund’s, Emerging Markets 2x Strategy Fund’s and Inverse Emerging Market 2x Strategy Fund’s morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds’ afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the NYSE closes early – such as on days in advance of holidays generally observed by the NYSE – the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds’ SAI. In addition, if the NYSE closes early the S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund will calculate NAV only once and will not calculate the morning NAV. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Guggenheim Investments website – www.rydex-sgi.com.

In calculating NAV, the Funds, except for the International Equity Funds and Asset Allocation Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Asset Allocation Funds generally value shares of the underlying funds at their NAV and other investments at market prices.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds’ securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The Advisor will regularly value the Event Driven and Distressed Strategies Fund’s and Long Short Equity Strategy Fund’s investments in structured notes and swap agreements at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Asset Allocation Funds invest have transaction cut-off times that are prior to the Funds’ transaction cut-off times. Accordingly, on a daily basis, the Funds’ purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund’s Board of Trustees.

More information about the valuation of the Fund’s holdings and the amortized cost method can be found in the SAI.

292	PROSPECTUS

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses – As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

Short Sales Dividend and Interest Expense – “Short Sales Dividend and Interest Expense” is incurred when the Fund short sells a security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate on an equity security, the coupon rate of a fixed income security, and interest expense associated with either, to the lender and records these as an expense of the Fund and reflects these expenses in its financial statements. However, any such dividend or interest expense on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Sales Dividend and Interest Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Buying, Selling and Exchanging Fund Shares

A-Class Shares and C-Class Shares. A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

Institutional Class Shares. Institutional Class Shares are offered directly through the Funds’ transfer agent, Rydex Fund Services, LLC, and also through authorized securities brokers and other financial intermediaries.

Institutional Class Shares generally may be purchased by the following types of investors:

•	Institutional investors, such as corporations, pension and profit sharing plans, and foundations, who invest the minimum initial investment amount of $2 million in a Fund.

•	Investors who invest the minimum initial investment amount of $2 million directly with the Funds’ transfer agent;

•	Employee benefit plan programs that have at least $25 million in plan assets;

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

•	Internal Revenue Code Section 529 college savings plan accounts;

•	Funds of Funds advised by the Advisor or its affiliates; and

•	Funds of Funds advised by unaffiliated investment advisers.

If you are deemed to be an “eligible investor” by virtue of an initial investment directly with the Funds’ transfer agent in an amount of $2 million or more, your account may be subject to a minimum account balance requirement of $1 million.

The Funds reserve the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you. In addition, the minimum initial investment amount, account balance, and investor eligibility requirements for purchases of Institutional Class Shares may be amended from time to time as reflected in the Funds’ then-current registration statement.

For questions about Institutional Class Shares investor eligibility requirements, contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100.

U.S. Government Money Market Fund Shares. Shares of the U.S. Government Money Market Fund are sold principally to clients of professional money managers (“financial intermediaries”) who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into agreement with the principal underwriter to offer Advisor Class Shares through a no-load network or platform, and to investors who take part in certain asset allocation investment programs. Shares of the U.S. Government Money Market Fund also are offered directly through Rydex Fund Services, LLC and also through authorized securities brokers and other financial intermedaries.

PROSPECTUS	293

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions – buy, sell or exchange shares of the Funds directly with Guggenheim Investments. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit the “Customer Service Center” tab of www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

•	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

•	Attach a copy of the trust document when establishing a trust account.

•

When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this supporting documentation may result in a delay in processing your application.

•

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

•	Be sure to sign the application.

•

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early – or as otherwise permitted by the SEC – the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Funds calculate NAV earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the SAI and Guggenheim Investments will post advance notice of early NYSE and Bond Market closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Funds’ transfer agent, Rydex Distributors, LLC (the “Distributor”), or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

Some intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. All orders received in good order by a financial intermediary that does not offer intra-day pricing will be priced at the Funds’ afternoon NAV. For more information about your financial intermediary’s rules and procedures, you should contact your intermediary directly.

294	PROSPECTUS

Method	Fund	Morning Cut-Off time	Afternoon Cut-Off Time
By Mail	All Funds	Not Available	Market Close
By Phone	Domestic Equity – Broad Market Funds (except for the S&P 500 Fund and Russell 2000® Fund), Domestic Equity – Pure Style Funds, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Strategy Fund	Not Available	3:45 P.M., Eastern Time
	S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time	3:45, P.M., Eastern Time
	Sector Funds, Real Estate Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund	Not Available	3:30 P.M., Eastern Time
	Alternatives Funds and Asset Allocation Funds	Not Available	Market Close
	U.S. Government Money Market Fund*	Not Available	1:00 P.M., Eastern Time
By Internet	Domestic Equity – Broad Market Funds (except for the S&P 500 Fund and Russell 2000® Fund)	Not Available	3:55 P.M., Eastern Time
	S&P 500 Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time	3:55 P.M., Eastern Time
	Domestic Equity – Pure Style Funds, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund	Not Available	3:50 P.M., Eastern Time
	Sector Funds, Real Estate Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund	Not Available	3:45 P.M., Eastern Time
	Alternatives Funds and Asset Allocation Funds	Not Available	Market Close
	U.S. Government Money Market Fund*	Not Available	1:00 P.M., Eastern Time

PROSPECTUS	295

Method	Fund	Morning Cut-Off time	Afternoon Cut-Off Time
By Financial Intermediary	All Funds	10:30 A.M., Eastern Time** (S&P 500, Russell 2000®, Emerging Markets 2x Strategy, and Inverse Emerging Markets 2x Strategy Funds only)	Market Close**
*	To receive the current Business Day’s dividend for the Fund, the Fund must receive your wire purchase order by 1:00 p.m., Eastern Time. All redemption orders received prior to 1:00 p.m., Eastern Time will not receive the current Business Day’s dividend. All redemption orders received after 1:00 p.m., Eastern Time are entitled to receive the current Business Day’s dividend.
**	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds’ next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell shares of the Funds. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

296	PROSPECTUS

Sales Charges

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. The NAV plus the sales charge is the “offering price.” However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or greater	*	*
*	For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge (“CDSC”) based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

In addition to the information in this Prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the “Customer Service Center” tab of www.rydex-sgi.com, from the SAI or from your financial adviser.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your family may combine your Fund holdings to reduce your sales charge.

•

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Series Fund and Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (offered in a separate prospectus) that you already own. Current share value may be more or less than at the time of purchase due to price fluctuations and account activity. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund with A-Class Shares of any other Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

•

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Series Funds, Rydex Dynamic Funds, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the

PROSPECTUS	297

Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

A LOI may be revised during the 13-month period. Additional A-Class Shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A LOI may be obtained from the Funds.

•

Reinstatement Privilege. If you have redeemed A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund within the past 30 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 30 days of your redemption.

SALES CHARGE WAIVERS

A-Class Shares of the Funds may be purchased at NAV by the following:

•	Directors and officers of the Funds or any other mutual funds managed by the Advisor or one or more of its affiliates;

•	Directors, officers and employees of Guggenheim Partners, LLC and spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews of such directors, officers and employees;

•	Any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above;

•	Retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and

•

Officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the funds.

•	A registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of investors;

•

A registered broker-dealer or registered investment advisor not affiliated with a broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services including investment accounts for which a “wrap fee” is imposed;

•

A-Class Shares of the Funds may be purchased by customers of financial intermediaries that have a contractual arrangement with the Distributor or Advisor where such contract provides for the waiver of the front-end sales charge; and

•

When the purchase is made by retirement plans that: (1) buy shares of the Funds worth $50,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify it expects to have annual plan purchases of shares of the Funds of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Funds relating to such plans; (5) have at the time of purchase, aggregate assets of at least $1,000,000 (purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of purchase).

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Guggenheim Investments fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

•	A-Class Shares purchased by reinvesting dividends and distributions.

•

When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund, unless you are exchanging shares of the U.S. Government Money Market Fund, that have not previously been subject to a sales charge.

298	PROSPECTUS

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. Shares that are not subject to the CDSC are redeemed first. Then, shares held the longest will be the first to be redeemed. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC (when applicable) will be waived for the redemption of C-Class Shares under the following circumstances:

•	An initial 1.00% sales commission was not paid to the intermediary at the time of purchase;

•	Upon the death of the shareholder;

•	In connection with the required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code;

•	In connection with distributions from retirement plans qualified under Section 401(a), 401(k), 403(b) of the Internal Revenue Code for:

•	returns of excess contributions to the plan;

•	retirement of a participant in the plan;

•	a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge);

•	financial hardship (as defined in regulations under the Internal Revenue Code) of a participant in a plan;

•	termination of employment of a participant in a plan;

•	any other permissible withdrawal under the terms of the plan.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

Buying Fund Shares

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amounts applicable to purchases of A-Class Shares, C-Class Shares and Institutional Class Shares of the Funds, as applicable, please see the Funds’ summary sections earlier in this Prospectus.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund must report cost basis information to you and the Internal Revenue Service (“IRS”) when covered shares are redeemed. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. If you wish to choose another default cost basis method for your account you may select among FIFO (“first-in-first-out”), LIFO (“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the IRS.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about the new cost basis reporting laws applies to them. For more information, please see “Cost Basis.”

PROSPECTUS	299

For additional discussion of the average cost method, see “Redemption Procedures.”

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Funds for accounts opened directly. The Funds do not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Funds typically do not accept third-party checks. Fund management reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•your name

•your shareholder account number

•the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.
BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

300	PROSPECTUS

	Initial Purchase	Subsequent Purchases
BY WIRE Guggenheim Investments Client Services phone number: 800.820.0888 or 301.296.5100

Complete and submit the account application that corresponds to the type of account you are opening. Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Be sure to designate in your wire instructions the Fund(s) you want to purchase.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

•Account Number

•Fund Name

•Amount of Wire

•Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

	Initial Purchase	Subsequent Purchases
BY ACH (FAX) Guggenheim Investments Fax number: 301.296.5103

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

•your name

•your shareholder account number

•the Fund(s) you want to purchase

•ACH bank information (if not on record).

BY ACH (PHONE)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instruction on file, you may submit your purchase request by contacting Guggenheim Investments Client Services at 800.820.0888.

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.traderydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

PROSPECTUS	301

CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

•	if your bank does not honor your check for any reason

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

•	if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund(s) may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund(s) NAV decreases in value from the time of your order to the time of its cancellation, the Fund(s) will hold you liable for any losses that it incurs as a result of your cancelled order.

Selling Fund Shares

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds, you may send redemption orders to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX

301.296.5103

If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)
BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

•	your name

•	your shareholder account number

•	Fund name(s)

•	dollar amount or number of shares you would like to sell

•	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

•	signature of account owner(s) (not required for telephone redemptions)

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You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost, such shareholders must choose a default cost basis method among FIFO, LIFO or HIFO with respect to their account. Shareholders who choose not to use the default cost basis method (i.e., the average cost basis method) may instead specifically identify the shares to be sold at the time of redemption or exchange. Shareholders using the specific identification method are expected to provide lot selection information along with their redemption or exchange request. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used. Shareholders who wish to use the specific identification method for identifying lots of shares sold, however, are not permitted to use the average cost basis method.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting laws applies to them. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

Distributions from 403(b) accounts may require employer or plan administrator approval.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into shares of the U.S. Government Money Market Fund as of the date of the redemption. If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a signature guarantee, and may not be faxed. If you request proceeds to be sent to an address of record that has been changed within the previous 10 business days, a signature guarantee also is required and may not be faxed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into shares of the U.S. Government Money Market Fund. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

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For partial redemption checks, the proceeds will be deposited into shares of the U.S. Government Money Market Fund.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Funds will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $100 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e., electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Guggenheim Investments fund with the highest account balance to cover the draft.

You can obtain a check signature card and apply for draft writing privileges by calling Guggenheim Investments Client Services at 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Guggenheim Investments also may charge a $25 fee for a draft that cannot be honored due to insufficient funds. The U.S. Government Money Market Fund may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum account balance. However, the Funds will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Exchanging Fund Shares

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of A-Class Shares, C-Class Shares or Institutional Class Shares of any Fund for A-Class Shares, C-Class Shares or Institutional Class Shares of any other fund within the Guggenheim Investments family of funds on the basis of the respective NAVs of the shares involved. Investors also may make exchanges on any Business Day of A-Class Shares, C-Class Shares or Institutional Class Shares of any Fund for shares of the U.S. Government Money Market Fund. For the U.S. Government Money Market Fund, investors may make exchanges on any Business Day of shares of the Fund for shares of any class of any other fund in the Guggenheim Investments family of funds, on the basis of the respective NAVs of the shares involved.

The Guggenheim Investments family of funds currently includes each series of Rydex Series Funds and Rydex Dynamic Funds (collectively, the “Rydex Funds”), and the Security Equity Fund, the Security Large Cap Value Fund, the Security Mid Cap Growth Fund, and the Security Income Fund (collectively, the “Security Funds”). For more information about the Security Funds’ exchange privileges with the Fund, please read the Security Funds Prospectus, which is available by calling Guggenheim Investments Client Services at 800.020.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

If you exchange your A-Class Shares or C-Class Shares of a Rydex Fund for shares of the U.S. Government Money Market Fund, and your A-Class Shares or C-Class Shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the U.S. Government Money Market Fund. For shareholders that exchange A-Class Shares or C-Class Shares of a Rydex Fund for shares of the U.S. Government Money Market Fund and subsequently exchange shares of the U.S. Government Money Market Fund for A-Class Shares or C-Class Shares of a Rydex Fund, the period of time during which the shareholder held shares of the U.S. Government Money Market Fund will not be counted toward the 12-month holding period applicable to A-Class Shares and C-Class Shares of the Rydex Fund. However, upon a subsequent exchange of shares of the U.S. Government Money Market Fund for A-Class

304	PROSPECTUS

Shares or C-Class Shares of another Rydex Fund, you will be given credit for the period during which you held A-Class Shares or C-Class Shares prior to the exchange of such shares for shares of the U.S. Government Money Market Fund.

Exchanges of Fund shares for shares of another Guggenheim Investments fund will be subject to the purchaser eligibility requirements of the applicable share class of that Guggenheim Investments fund, which may include initial investment amount and account balance requirements, as disclosed in that Guggenheim Investment fund’s prospectus.

While many of the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, certain Guggenheim Investments funds do not allow unlimited trading. If you are contemplating an exchange of shares of a Fund for shares of another Guggenheim Investments fund, you should obtain and review that Guggenheim Investments fund’s current prospectus before making the exchange. You can obtain a prospectus for any Guggenheim Investments fund by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds’ transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds you may send exchange requests to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX	301.296.5103 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
TELEPHONE	800.820.0888 or 301.296.5100
INTERNET	Follow the directions on the Guggenheim Investments website - Visit www.traderydex.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

•	your name

•	your shareholder account number

•	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

•	dollar amount, number of shares or percentage of Fund position involved in the exchange

•	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

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Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the value of the shareholder’s account is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

Account Policies

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds also may place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Funds through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100. If you own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

306	PROSPECTUS

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE – 1(800) 717-7776

You may access information about the Funds and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to fund information including NAVs, daily factors, fund assets (fund assets information is available for most funds) and distributions as well as balance and history information on your Guggenheim Investments account.

SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Funds’ transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), Simple, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), Simple and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption.

Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged. Guggenheim Investments also may waive the annual maintenance fee and any applicable account closing fee for certain 403(b) retirement plan accounts. For more information about the applicability of these fees, please contact Guggenheim Investments Client Services at 800.820.0888.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent Trading Policy. Because the Funds (other than the Alternatives Funds and Asset Allocation Funds) are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds’ Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs

PROSPECTUS	307

and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds’ ability to achieve their respective investment objectives.

The Alternatives Funds and Asset Allocation Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

For purposes of applying the Funds’ policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Distribution and Shareholder Services

A-CLASS SHARES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to A-Class Shares that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution-related services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Asset Allocation Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to A-Class Shares that allows each Fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services, but generally do not pay these fees, which may not exceed 0.25% of the average daily net assets of a Fund. Instead, the affiliated underlying funds also have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to A-Class Shares, in which the Funds invest, that allows each affiliated underlying fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services. The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares. If a Service Provider provides distribution services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Fund more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act, applicable to C-Class Shares that allows each Fund to pay annual distribution and service fees of 1.00% of the Fund’s average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s

308	PROSPECTUS

distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Asset Allocation Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the average daily net assets of the Funds' C-Class Shares. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses shown in the “Fees and Expenses of the Fund” tables in this Prospectus. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Funds. The level of payments made to dealers will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor also may pay expenses associated with meetings conducted by dealers that facilitate educating financial advisers and shareholders about the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

Dividends and Distributions

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $25 or less may be automatically reinvested.

Additional Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it timely distributes to shareholders.

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One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships (“Qualifying Income”).

Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•

The dividends you receive from the Funds will be taxed as either ordinary income dividends, qualified dividend income, or capital gain dividends. Dividends that are qualified dividend income, if any, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

•

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Distributions paid in January but declared by the Funds in October, November or December of the previous year will be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

•

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. As noted above, certain shareholders also may be subject to the 3.8% Medicare contribution tax on capital gains realized on the sale or exchange of shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

310	PROSPECTUS

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

COST BASIS

Legislation passed by Congress in 2008 requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for covered shares (those generally purchased on or after January 1, 2012, and sold on or after that date). In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Funds also will be required to report the cost basis information for such covered shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund covered shares, the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on trade date of each such sale of Fund shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.

PROSPECTUS	311

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years (or, if shorter, the period of operations of that Fund’s shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the Funds' 2012 Annual Reports. The 2012 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100.

312	PROSPECTUS

Financial Highlights

Nova Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$23.32	$19.28	$10.88	$24.99	$29.67
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.02)	.03	.13	.29
Net gain (loss) on investments (realized and unrealized)	2.05	4.08	8.52	(14.15)	(4.29)
Total from investment operations	2.06	4.06	8.55	(14.02)	(4.00)
Less distributions from:
Net investment income	–	(.02)	(.15)	(.09)	(.68)
Total distributions	–	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$25.38	$23.32	$19.28	$10.88	$24.99
Total Return[b]	8.79%	21.09%	78.74%	(56.13%)	(13.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,472	$5,843	$1,876	$3,612	$11,791
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.11%)	0.18%	0.70%	0.97%
Total expenses	1.51%	1.54%	1.54%	1.54%	1.52%
Portfolio turnover rate	116%	53%	68%	143%	115%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$22.01	$18.33	$10.42	$24.14	$28.91
Income (loss) from investment operations:
Net investment income (loss)[a]	(.13)	(.16)	(.09)	(.01)	.07
Net gain (loss) on investments (realized and unrealized)	1.89	3.86	8.15	(13.62)	(4.16)
Total from investment operations	1.76	3.70	8.06	(13.63)	(4.09)
Less distributions from:
Net investment income	–	(.02)	(.15)	(.09)	(.68)
Total distributions	–	(.02)	(.15)	(.09)	(.68)
Net asset value, end of period	$23.77	$22.01	$18.33	$10.42	$24.14
Total Return[b]	8.00%	20.22%	77.51%	(56.49%)	(14.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,829	$10,461	$10,661	$9,314	$29,715
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.85%)	(0.61%)	(0.05%)	0.24%
Total expenses	2.26%	2.29%	2.28%	2.29%	2.27%
Portfolio turnover rate	116%	53%	68%	143%	115%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	313

Financial Highlights

S&P 500® Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$26.41	$23.18	$15.79	$25.92	$27.32
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.06)	.07	.12	.52
Net gain (loss) on investments (realized and unrealized)	1.78	3.29	7.43	(10.21)	(1.78)
Total from investment operations	1.79	3.23	7.50	(10.09)	(1.26)
Less distributions from:
Net investment income	–	– [c]	(.11)	(.04)	(.14)
Total distributions	–	–	(.11)	(.04)	(.14)
Net asset value, end of period	$28.20	$26.41	$23.18	$15.79	$25.92
Total Return[b]	6.78%	13.94%	47.55%	(38.95%)	(4.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,413	$10,288	$46,312	$29,409	$2,358
Ratios to average net assets:
Net investment income (loss)	0.05%	(0.25%)	0.34%	0.68%	1.86%
Total expenses	1.51%	1.54%	1.53%	1.52%	1.51%
Portfolio turnover rate	196%	202%	58%	168%	396%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$25.41	$22.50	$15.44	$25.55	$27.15
Income (loss) from investment operations:
Net investment income (loss)[a]	(.20)	(.27)	(.08)	(.02)	.18
Net gain (loss) on investments (realized and unrealized)	1.70	3.18	7.25	(10.05)	(1.64)
Total from investment operations	1.50	2.91	7.17	(10.07)	(1.46)
Less distributions from:
Net investment income	–	– [c]	(.11)	(.04)	(.14)
Total distributions	–	–	(.11)	(.04)	(.14)
Net asset value, end of period	$26.91	$25.41	$22.50	$15.44	$25.55
Total Return[b]	5.90%	12.93%	46.49%	(39.43%)	(5.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,110	$10,032	$11,456	$7,295	$7,836
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(1.11%)	(0.41%)	(0.08%)	0.67%
Total expenses	2.26%	2.29%	2.28%	2.28%	2.25%
Portfolio turnover rate	196%	202%	58%	168%	396%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Less than $0.01 per share.

314	PROSPECTUS

Financial Highlights

Inverse S&P 500® Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$26.82	$32.43	$51.30	$37.97	$36.10
Income (loss) from investment operations:
Net investment income (loss)[a]	(.42)	(.48)	(.53)	– [c]	.81
Net gain (loss) on investments (realized and unrealized)	(3.30)	(5.13)	(18.28)	14.16	2.58
Total from investment operations	(3.72)	(5.61)	(18.81)	14.16	3.39
Less distributions from:
Net investment income	–	–	(.06)	(.83)	(1.52)
Total distributions	–	–	(.06)	(.83)	(1.52)
Net asset value, end of period	$23.10	$26.82	$32.43	$51.30	$37.97
Total Return[b]	(13.87%)	(17.30%)	(36.68%)	37.30%	9.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,915	$5,029	$28,565	$18,381	$9,344
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.47%)	(1.42%)	0.00%	2.83%
Total expenses	1.66%	1.68%	1.67%	1.68%	1.66%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$25.53	$31.12	$49.59	$37.00	$35.50
Income (loss) from investment operations:
Net investment income (loss)[a]	(.59)	(.67)	(.79)	(.28)	.58
Net gain (loss) on investments (realized and unrealized)	(3.11)	(4.92)	(17.62)	13.70	2.44
Total from investment operations	(3.70)	(5.59)	(18.41)	13.42	3.02
Less distributions from:
Net investment income	–	–	(.06)	(.83)	(1.52)
Total distributions	–	–	(.06)	(.83)	(1.52)
Net asset value, end of period	$21.83	$25.53	$31.12	$49.59	$37.00
Total Return[b]	(14.49%)	(17.96%)	(37.14%)	36.27%	9.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,870	$11,817	$16,041	$19,674	$32,299
Ratios to average net assets:
Net investment income (loss)	(2.31%)	(2.23%)	(2.15%)	(0.67%)	2.14%
Total expenses	2.42%	2.44%	2.43%	2.43%	2.41%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Net investment income is less than $0.01 per share.
[d]	Per share amounts for the period April 1, 2007 through April 23, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007.

PROSPECTUS	315

Financial Highlights

NASDAQ-100® Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.52	$12.27	$7.82	$11.35	$11.36
Income (loss) from investment operations:
Net investment loss[a]	(.09)	(.11)	(.09)	(.08)	(.09)
Net gain (loss) on investments (realized and unrealized)	2.60	2.36	4.54	(3.45)	.08
Total from investment operations	2.51	2.25	4.45	(3.53)	(.01)
Net asset value, end of period	$17.03	$14.52	$12.27	$7.82	$11.35
Total Return[b]	17.29%	18.34%	56.91%	(31.10%)	(0.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,553	$19,806	$15,128	$3,140	$6,044
Ratios to average net assets:
Net investment loss	(0.61%)	(0.81%)	(0.86%)	(0.82%)	(0.76%)
Total expenses	1.53%	1.56%	1.55%	1.55%	1.54%
Portfolio turnover rate	94%	39%	34%	55%	57%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.72	$11.67	$7.49	$10.95	$11.02
Income (loss) from investment operations:
Net investment loss[a]	(.19)	(.19)	(.16)	(.15)	(.18)
Net gain (loss) on investments (realized and unrealized)	2.44	2.24	4.34	(3.31)	.11
Total from investment operations	2.25	2.05	4.18	(3.46)	(.07)
Net asset value, end of period	$15.97	$13.72	$11.67	$7.49	$10.95
Total Return[b]	16.40%	17.57%	(55.81%)	(31.60%)	(0.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,177	$11,864	$12,216	$6,368	$10,343
Ratios to average net assets:
Net investment loss	(1.35%)	(1.52%)	(1.63%)	(1.59%)	(1.50%)
Total expenses	2.27%	2.31%	2.30%	2.30%	2.28%
Portfolio turnover rate	94%	39%	34%	55%	57%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

316	PROSPECTUS

Financial Highlights

Inverse NASDAQ-100® Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.66	$14.78	$24.67	$20.97	$21.43
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)	(.21)	(.26)	(.22)	.52
Net gain (loss) on investments (realized and unrealized)	(2.33)	(2.91)	(9.63)	4.29	(.29)
Total from investment operations	(2.51)	(3.12)	(9.89)	4.07	.23
Less distributions from:
Net investment income	–	–	–	(.37)	(.69)
Total distributions	–	–	–	(.37)	(.69)
Net asset value, end of period	$9.15	$11.66	$14.78	$24.67	$20.97
Total Return[b]	(21.53%)	(21.11%)	(40.09%)	19.18%	1.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$474	$946	$1,041	$2,301	$1,784
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.54%)	(1.37%)	(0.92%)	2.61%
Total expenses	1.69%	1.72%	1.71%	1.71%	1.72%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.67	$13.62	$22.91	$19.63	$20.27
Income (loss) from investment operations:
Net investment income (loss)[a]	(.24)	(.29)	(.39)	(.25)	.38
Net gain (loss) on investments (realized and unrealized)	(2.11)	(2.66)	(8.90)	3.90	(.33)
Total from investment operations	(2.35)	(2.95)	(9.29)	3.65	.05
Less distributions from:
Net investment income	–	–	–	(.37)	(.69)
Total distributions	–	–	–	(.37)	(.69)
Net asset value, end of period	$8.32	$10.67	$13.62	$22.91	$19.63
Total Return[b]	(22.12%)	(21.66%)	(40.55%)	18.35%	0.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$752	$2,435	$1,858	$3,066	$7,633
Ratios to average net assets:
Net investment income (loss)	(2.37%)	(2.29%)	(2.33%)	(1.19%)	2.05%
Total expenses	2.45%	2.47%	2.47%	2.47%	2.48%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	317

Financial Highlights

Mid-Cap 1.5x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$37.14	$26.89	$13.33	$32.39	$41.56
Income (loss) from investment operations:
Net investment income (loss)[a]	(.23)	(.26)	(.16)	– [b]	.23
Net gain (loss) on investments (realized and unrealized)	(.68)	10.51	13.72	(17.74)	(7.46)
Total from investment operations	(.91)	10.25	13.56	(17.74)	(7.23)
Less distributions from:
Net investment income	–	–	–	–	(.26)
Net realized gains	–	–	–	(1.32)	(1.68)
Total distributions	–	–	–	(1.32)	(1.94)
Net asset value, end of period	$36.23	$37.14	$26.89	$13.33	$32.39
Total Return[c]	(2.45%)	38.12%	101.73%	(54.70%)	(18.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,997	$1,877	$1,567	$1,080	$1,571
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.88%)	(0.79%)	0.01%	0.57%
Total expenses	1.66%	1.70%	1.69%	1.68%	1.67%
Portfolio turnover rate	141%	211%	219%	204%	226%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$34.26	$24.98	$12.47	$30.73	$39.82
Income (loss) from investment operations:
Net investment loss[a]	(.43)	(.43)	(.27)	(.17)	(.08)
Net gain (loss) on investments (realized and unrealized)	(.65)	9.71	12.78	(16.77)	(7.07)
Total from investment operations	(1.08)	9.28	12.51	(16.94)	(7.15)
Less distributions from:
Net investment income	–	–	–	–	(.26)
Net realized gains	–	–	–	(1.32)	(1.68)
Total distributions	–	–	–	(1.32)	(1.94)
Net asset value, end of period	$33.18	$34.26	$24.98	$12.47	$30.73
Total Return[c]	(3.15%)	37.15%	100.32%	(55.06%)	(18.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,815	$6,045	$4,069	$2,954	$8,388
Ratios to average net assets:
Net investment loss	(1.42%)	(1.59%)	(1.43%)	(0.72%)	(0.20%)
Total expenses	2.41%	2.44%	2.44%	2.43%	2.42%
Portfolio turnover rate	141%	211%	219%	204%	226%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

318	PROSPECTUS

Financial Highlights

Inverse Mid-Cap Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$20.38	$27.37	$48.21	$37.07	$33.78
Income (loss) from investment operations:
Net investment income (loss)[a]	(.34)	(.39)	(.52)	(.22)	.81
Net gain (loss) on investments (realized and unrealized)	(1.83)	(6.60)	(20.32)	11.40	3.11
Total from investment operations	(2.17)	(6.99)	(20.84)	11.18	3.92
Less distributions from:
Net investment income	–	–	–	(.04)	(.63)
Total distributions	–	–	–	(.04)	(.63)
Net asset value, end of period	$18.21	$20.38	$27.37	$48.21	$37.07
Total Return[b]	(10.65%)	(25.54%)	(43.23%)	30.14%	11.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115	$268	$733	$452	$906
Ratios to average net assets:
Net investment income (loss)	(1.63%)	(1.54%)	(1.56%)	(0.55%)	2.35%
Total expenses	1.66%	1.69%	1.69%	1.68%	1.66%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$19.24	$26.03	$46.24	$35.82	$32.89
Income (loss) from investment operations:
Net investment income (loss)[a]	(.48)	(.55)	(.75)	(.41)	.60
Net gain (loss) on investments (realized and unrealized)	(1.70)	(6.24)	(19.46)	10.87	2.96
Total from investment operations	(2.18)	(6.79)	(20.21)	10.46	3.56
Less distributions from:
Net investment income	–	–	–	(.04)	(.63)
Total distributions	–	–	–	(.04)	(.63)
Net asset value, end of period	$17.06	$19.24	$26.03	$46.24	$35.82
Total Return[b]	(11.33%)	(26.09%)	(43.71%)	29.18%	11.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121	$337	$268	$327	$1,478
Ratios to average net assets:
Net investment income (loss)	(2.39%)	(2.29%)	(2.30%)	(1.07%)	1.83%
Total expenses	2.42%	2.44%	2.43%	2.43%	2.41%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	319

Financial Highlights

Russell 2000® 1.5x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$34.37	$25.24	$12.49	$28.62	$37.24
Income (loss) from investment operations:
Net investment income (loss)[a]	(.39)	(.35)	(.11)	(.02)	.29
Net gain (loss) on investments (realized and unrealized)	(1.78)	9.48	12.86	(16.11)	(8.83)
Total from investment operations	(2.17)	9.13	12.75	(16.13)	(8.54)
Less distributions from:
Net investment income	–	–	–	–	(.08)
Total distributions	–	–	–	–	(.08)
Net asset value, end of period	$32.20	$34.37	$25.24	$12.49	$28.62
Total Return[b]	(6.31%)	36.17%	102.08%	(56.36%)	(22.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,355	$2,312	$585	$591	$4,372
Ratios to average net assets:
Net investment income (loss)	(1.24%)	(1.25%)	(0.59%)	(0.07%)	0.81%
Total expenses	1.73%	1.72%	1.71%	1.70%	1.67%
Portfolio turnover rate	177%	211%	109%	288%	227%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$31.75	$23.50	$11.71	$27.10	$35.51
Income (loss) from investment operations:
Net investment income (loss)[a]	(.54)	(.47)	(.24)	(.18)	.03
Net gain (loss) on investments (realized and unrealized)	(1.69)	8.72	12.03	(15.21)	(8.36)
Total from investment operations	(2.23)	8.25	11.79	(15.39)	(8.33)
Less distributions from:
Net investment income	–	–	–	–	(.08)
Total distributions	–	–	–	–	(.08)
Net asset value, end of period	$29.52	$31.75	$23.50	$11.71	$27.10
Total Return[b]	(7.02%)	35.11%	100.68%	(56.79%)	(23.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,839	$2,786	$2,782	$3,381	$10,873
Ratios to average net assets:
Net investment income (loss)	(1.99%)	(1.90%)	(1.36%)	(0.83%)	0.09%
Total expenses	2.49%	2.47%	2.46%	2.45%	2.42%
Portfolio turnover rate	177%	211%	109%	288%	227%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

320	PROSPECTUS

Financial Highlights

Russell 2000® Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$28.54	$22.96	$14.31	$23.57	$27.64
Income (loss) from investment operations:
Net investment income (loss)[a]	(.23)	(.24)	(.15)	(.02)	.34
Net gain (loss) on investments (realized and unrealized)	(.11)	5.82	8.80	(9.24)	(4.21)
Total from investment operations	(.34)	5.58	8.65	(9.26)	(3.87)
Less distributions from:
Net investment income	–	–	–	–	(.20)
Total distributions	–	–	–	–	(.20)
Net asset value, end of period	$28.20	$28.54	$22.96	$14.31	$23.57
Total Return[b]	(1.19%)	24.30%	60.45%	(39.29%)	(14.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$670	$755	$1,313	$2,309	$909
Ratios to average net assets:
Net investment income (loss)	(0.89%)	(1.01%)	(0.81%)	(0.13%)	1.26%
Total expenses	1.58%	1.56%	1.57%	1.56%	1.51%
Portfolio turnover rate	121%	284%	370%	485%	535%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.46	$22.29	$14.00	$23.28	$27.48
Income (loss) from investment operations:
Net investment income (loss)[a]	(.46)	(.47)	(.34)	(.15)	.23
Net gain (loss) on investments (realized and unrealized)	(.10)	5.64	8.63	(9.13)	(4.23)
Total from investment operations	(.56)	5.17	8.29	(9.28)	(4.00)
Less distributions from:
Net investment income	–	–	–	–	(.20)
Total distributions	–	–	–	–	(.20)
Net asset value, end of period	$26.90	$27.46	$22.29	$14.00	$23.28
Total Return[b]	(2.04%)	23.25%	59.21%	(39.86%)	(14.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,285	$7,068	$2,860	$2,123	$678
Ratios to average net assets:
Net investment income (loss)	(1.83)%	(1.87)%	(1.56)%	(0.82)%	0.85%
Total expenses	2.34%	2.31%	2.30%	2.29%	2.27%
Portfolio turnover rate	121%	284%	370%	485%	535%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	321

Financial Highlights

Inverse Russell 2000® Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$19.77	$27.00	$48.02	$39.05	$35.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.34)	(.38)	(.54)	(.21)	1.06
Net gain (loss) on investments (realized and unrealized)	(1.97)	(6.85)	(20.48)	9.57	4.40
Total from investment operations	(2.31)	(7.23)	(21.02)	9.36	5.46
Less distributions from:
Net investment income	–	–	–	(.39)	(1.41)
Total distributions	–	–	–	(.39)	(1.41)
Net asset value, end of period	$17.46	$19.77	$27.00	$48.02	$39.05
Total Return[b]	(11.68%)	(26.78%)	(43.77%)	23.91%	16.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$612	$1,114	$1,765	$2,299	$6,816
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.53%)	(1.58%)	(0.50%)	2.96%
Total expenses	1.75%	1.71%	1.71%	1.96%	1.89%
Operating expenses[c]	1.75%	1.71%	1.71%	1.71%	1.89%
Portfolio turnover rate	–	–	–	214%	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$18.71	$25.75	$46.15	$37.80	$34.18
Income (loss) from investment operations:
Net investment income (loss)[a]	(.47)	(.55)	(.76)	(.40)	.76
Net gain (loss) on investments (realized and unrealized)	(1.83)	(6.49)	(19.64)	9.14	4.27
Total from investment operations	(2.30)	(7.04)	(20.40)	8.74	5.03
Less distributions from:
Net investment income	–	–	–	(.39)	(1.41)
Total distributions	–	–	–	(.39)	(1.41)
Net asset value, end of period	$16.41	$18.71	$25.75	$46.15	$37.80
Total Return[b]	(12.29%)	(27.34%)	(44.20%)	23.06%	15.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$837	$1,158	$2,003	$2,199	$6,136
Ratios to average net assets:
Net investment income (loss)	(2.43%)	(2.28%)	(2.34%)	(1.03%)	2.17%
Total expenses	2.51%	2.46%	2.46%	2.76%	2.67%
Operating expenses[c]	2.51%	2.46%	2.46%	2.45%	2.67%
Portfolio turnover rate	–	–	–	214%	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude dividend expense from securities sold short.

322	PROSPECTUS

Financial Highlights

S&P 500® Pure Growth Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$33.15	$26.51	$15.82	$25.11	$27.17
Income (loss) from investment operations:
Net investment loss[a]	(.20)	(.18)	(.18)	(.11)	(.15)
Net gain (loss) on investments (realized and unrealized)	1.82	6.82	10.87	(9.18)	(1.52)
Total from investment operations	1.62	6.64	10.69	(9.29)	(1.67)
Less distributions from:
Net realized gains	(.23)	–	–	–	(.39)
Total distributions	(.23)	–	–	–	(.39)
Net asset value, end of period	$34.54	$33.15	$26.51	$15.82	$25.11
Total Return[b]	4.96%	25.05%	67.57%	(37.00%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,846	$2,704	$1,774	$2,346	$5,443
Ratios to average net assets:
Net investment loss	(0.62%)	(0.65%)	(0.81%)	(0.46%)	(0.53%)
Total expenses	1.52%	1.53%	1.52%	1.53%	1.51%
Portfolio turnover rate	586%	808%	699%	573%	450%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$31.42	$25.32	$15.23	$24.35	$26.57
Income (loss) from investment operations:
Net investment loss[a]	(.41)	(.41)	(.30)	(.23)	(.32)
Net gain (loss) on investments (realized and unrealized)	1.70	6.51	10.39	(8.89)	(1.51)
Total from investment operations	1.29	6.10	10.09	(9.12)	(1.83)
Less distributions from:
Net realized gains	(.23)	–	–	–	(.39)
Total distributions	(.23)	–	–	–	(.39)
Net asset value, end of period	$32.48	$31.42	$25.32	$15.23	$24.35
Total Return[b]	4.15%	24.09%	66.25%	(37.45%)	(7.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,623	$8,384	$6,494	$2,111	$4,453
Ratios to average net assets:
Net investment loss	(1.35%)	(1.53%)	(1.40%)	(1.13%)	(1.21%)
Total expenses	2.26%	2.29%	2.28%	2.29%	2.27%
Portfolio turnover rate	586%	808%	699%	573%	450%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	323

Financial Highlights

S&P 500® Pure Value Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$90.21	$79.66	$35.58	$100.00	$167.30
Income (loss) from investment operations:
Net investment income[a]	.30	.01	.26	1.95	2.45
Net gain (loss) on investments (realized and unrealized)	2.98	11.87	44.60	(57.52)	(30.50)
Total from investment operations	3.28	11.88	44.86	(55.57)	(28.05)
Less distributions from:
Net investment income	–	(1.33)	(.78)	(1.05)	(9.95)
Net realized gains	–	–	–	(7.80)	(29.30)
Total distributions	–	(1.33)	(.78)	(8.85)	(39.25)
Net asset value, end of period	$93.49	$90.21	$79.66	$35.58	$100.00
Total Return[b]	3.64%	15.14%	126.37%	(57.28%)	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,846	$2,329	$8,156	$203	$4,269
Ratios to average net assets:
Net investment income	0.34%	0.01%	0.39%	2.16%	1.67%
Total expenses	1.51%	1.54%	1.52%	1.53%	1.52%
Portfolio turnover rate	762%	820%	673%	1,448%	289%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$83.99	$74.81	$33.66	$96.00	$163.40
Income (loss) from investment operations:
Net investment income (loss)[a]	(.36)	(.51)	(.02)	1.40	.70
Net gain (loss) on investments (realized and unrealized)	2.79	11.02	41.95	(54.89)	(28.85)
Total from investment operations	2.43	10.51	41.93	(53.49)	(28.15)
Less distributions from:
Net investment income	–	(1.33)	(.78)	(1.05)	(9.95)
Net realized gains	–	–	–	(7.80)	(29.30)
Total distributions	–	(1.33)	(.78)	(8.85)	(39.25)
Net asset value, end of period	$86.42	$83.99	$74.81	$33.66	$96.00
Total Return[b]	2.88%	14.28%	124.86%	(57.55%)	(20.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,128	$5,690	$4,876	$1,129	$1,838
Ratios to average net assets:
Net investment income (loss)	(0.45%)	(0.68%)	(0.03%)	2.44%	0.48%
Total expenses	2.27%	2.29%	2.27%	2.29%	2.29%
Portfolio turnover rate	762%	820%	673%	1,448%	289%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Reverse share split – Per share amounts for the period March 31, 2007 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

324	PROSPECTUS

Financial Highlights

S&P MidCap 400® Pure Growth Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$42.76	$32.21	$18.19	$26.65	$30.72
Income (loss) from investment operations:
Net investment loss[a]	(.45)	(.38)	(.28)	(.24)	(.27)
Net gain (loss) on investments (realized and unrealized)	1.80	10.93	14.30	(8.22)	(1.42)
Total from investment operations	1.35	10.55	14.02	(8.46)	(1.69)
Less distributions from:
Net realized gains	–	–	–	–	(2.38)
Total distributions	–	–	–	–	(2.38)
Net asset value, end of period	$44.11	$42.76	$32.21	$18.19	$26.65
Total Return[b]	3.16%	32.75%	77.08%	(31.74%)	(6.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,052	$25,237	$2,242	$723	$3,863
Ratios to average net assets:
Net investment loss	(1.09%)	(1.04%)	(1.03%)	(0.93%)	(0.88%)
Total expenses	1.50%	1.54%	1.53%	1.58%	1.52%
Portfolio turnover rate	226%	448%	626%	1,281%	736%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$40.47	$30.71	$17.48	$25.79	$30.01
Income (loss) from investment operations:
Net investment loss[a]	(.71)	(.63)	(.44)	(.42)	(.50)
Net gain (loss) on investments (realized and unrealized)	1.67	10.39	13.67	(7.89)	(1.34)
Total from investment operations	.96	9.76	13.23	(8.31)	(1.84)
Less distributions from:
Net realized gains	–	–	–	–	(2.38)
Total distributions	–	–	–	–	(2.38)
Net asset value, end of period	$41.43	$40.47	$30.71	$17.48	$25.79
Total Return[b]	2.35%	31.78%	75.69%	(32.22%)	(6.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,228	$10,102	$3,780	$3,477	$1,426
Ratios to average net assets:
Net investment loss	(1.83%)	(1.83%)	(1.77%)	(1.72%)	(1.69%)
Total expenses	2.25%	2.29%	2.28%	2.32%	2.28%
Portfolio turnover rate	226%	448%	626%	1,281%	736%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	325

Financial Highlights

S&P MidCap 400® Pure Value Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$31.43	$30.45	$13.68	$29.72	$36.58
Income (loss) from investment operations:
Net investment income[a]	.06	.02	.12	.47	.44
Net gain (loss) on investments (realized and unrealized)	(.61)	3.64	16.75	(16.51)	(6.37)
Total from investment operations	(.55)	3.66	16.87	(16.04)	(5.93)
Less distributions from:
Net investment income	–	(.17)	(.10)	–	(.93)
Net realized gains	–	(2.51)	–	–	–
Total distributions	–	(2.68)	(.10)	–	(.93)
Net asset value, end of period	$30.88	$31.43	$30.45	$13.68	$29.72
Total Return[b]	(1.75%)	12.81%	123.41%	(53.97%)	(16.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,817	$785	$10,888	$100	$2,797
Ratios to average net assets:
Net investment income	0.22%	0.08%	0.43%	1.66%	1.25%
Total expenses	1.49%	1.53%	1.52%	1.54%	1.53%
Portfolio turnover rate	619%	407%	443%	977%	297%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$29.53	$28.96	$13.12	$28.78	$35.75
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.23)	(.06)	.39	.30
Net gain (loss) on investments (realized and unrealized)	(.59)	3.48	16.00	(16.05)	(6.34)
Total from investment operations	(.75)	3.25	15.94	(15.66)	(6.04)
Less distributions from:
Net investment income	–	(.17)	(.10)	–	(.93)
Net realized gains	–	(2.51)	–	–	–
Total distributions	–	(2.68)	(.10)	–	(.93)
Net asset value, end of period	$28.78	$29.53	$28.96	$13.12	$28.78
Total Return[b]	(2.54%)	12.03%	121.59%	(54.41%)	(17.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,194	$2,311	$2,478	$627	$1,082
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.83%)	(0.24%)	1.58%	0.88%
Total expenses	2.26%	2.30%	2.29%	2.29%	2.28%
Portfolio turnover rate	619%	407%	443%	977%	297%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

326	PROSPECTUS

Financial Highlights

S&P SmallCap 600® Pure Growth Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$36.06	$28.49	$16.93	$27.43	$32.61
Income (loss) from investment operations:
Net investment loss[a]	(.35)	(.34)	(.28)	(.19)	(.13)
Net gain (loss) on investments (realized and unrealized)	2.26	7.91	11.84	(10.31)	(3.72)
Total from investment operations	1.91	7.57	11.56	(10.50)	(3.85)
Less distributions from:
Net realized gains	–	–	–	–	(1.33)
Total distributions	–	–	–	–	(1.33)
Net asset value, end of period	$37.97	$36.06	$28.49	$16.93	$27.43
Total Return[b]	5.30%	26.57%	68.28%	(33.28%)	(12.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,018	$2,115	$750	$117	$1,938
Ratios to average net assets:
Net investment loss	(1.00%)	(1.15%)	(1.15%)	(0.73%)	(0.40%)
Total expenses	1.52%	1.54%	1.54%	1.54%	1.52%
Portfolio turnover rate	500%	732%	1,476%	1,066%	834%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$34.25	$27.25	$16.32	$26.65	$31.94
Income (loss) from investment operations:
Net investment loss[a]	(.57)	(.54)	(.42)	(.32)	(.51)
Net gain (loss) on investments (realized and unrealized)	2.11	7.54	11.35	(10.01)	(3.45)
Total from investment operations	1.54	7.00	10.93	(10.33)	(3.96)
Less distributions from:
Net realized gains	–	–	–	–	(1.33)
Total distributions	–	–	–	–	(1.33)
Net asset value, end of period	$35.79	$34.25	$27.25	$16.32	$26.65
Total Return[b]	4.50%	25.69%	66.97%	(38.76%)	(12.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,568	$3,072	$1,658	$369	$1,980
Ratios to average net assets:
Net investment loss	(1.71%)	(1.80%)	(1.82%)	(1.28%)	(1.57%)
Total expenses	2.26%	2.29%	2.28%	2.29%	2.29%
Portfolio turnover rate	500%	732%	1,476%	1,066%	834%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	327

Financial Highlights

S&P SmallCap 600® Pure Value Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$17.42	$19.60	$11.08	$26.56	$35.54
Income (loss) from investment operations:
Net investment income (loss)[a]	(.12)	(.13)	(.13)	.50	.26
Net gain (loss) on investments (realized and unrealized)	(.23)	1.20	15.44	(15.61)	(8.97)
Total from investment operations	(.35)	1.07	15.31	(15.11)	(8.71)
Less distributions from:
Net investment income	–	–	(.03)	(.37)	(.27)
Net realized gains	–	(3.25)	(6.76)	–	–
Total distributions	–	(3.25)	(6.79)	(.37)	(.27)
Net asset value, end of period	$17.07	$17.42	$19.60	$11.08	$26.56
Total Return[b]	(2.01%)	6.98%	150.09%	(57.21%)	(24.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$961	$8,845	$5,529	$78	$2,945
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.73%)	(0.62%)	2.04%	0.82%
Total expenses	1.53%	1.53%	1.53%	1.54%	1.53%
Portfolio turnover rate	744%	692%	443%	878%	566%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$15.85	$18.27	$10.62	$25.71	$34.68
Income (loss) from investment operations:
Net investment income (loss)[a]	(.20)	(.23)	(.27)	.04	.28
Net gain (loss) on investments (realized and unrealized)	(.25)	1.06	14.71	(14.76)	(8.98)
Total from investment operations	(.45)	.83	14.44	(14.72)	(8.70)
Less distributions from:
Net investment income	–	–	(.03)	(.37)	(.27)
Net realized gains	–	(3.25)	(6.76)	–	–
Total distributions	–	(3.25)	(6.79)	(.37)	(.27)
Net asset value, end of period	$15.40	$15.85	$18.27	$10.62	$25.71
Total Return[b]	(2.84%)	6.12%	148.23%	(57.59%)	(25.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,955	$2,243	$8,999	$691	$14,040
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.37%)	(1.39%)	0.21%	0.99%
Total expenses	2.26%	2.28%	2.28%	2.32%	2.26%
Portfolio turnover rate	744%	692%	443%	878%	566%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

328	PROSPECTUS

Financial Highlights

Banking Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$46.38	$47.41	$30.67	$71.50	$104.70
Income (loss) from investment operations:
Net investment income[a]	.30	.04	.02	1.30	2.00
Net gain (loss) on investments (realized and unrealized)	(3.18)	(.95)	18.94	(40.83)	(34.20)
Total from investment operations	(2.88)	(.91)	18.96	(39.53)	(32.20)
Less distributions from:
Net investment income	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$43.45	$46.38	$47.41	$30.67	$71.50
Total Return[b]	(6.19%)	(1.89%)	63.04%	(55.77%)	(30.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,088	$913	$6,381	$851	$547
Ratios to average net assets:
Net investment income	0.73%	0.09%	0.06%	2.71%	2.33%
Total expenses	1.61%	1.64%	1.63%	1.62%	1.55%
Portfolio turnover rate	544%	1,130%	986%	1,055%	1,417%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$44.20	$45.51	$29.90	$69.50	$102.70
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.29)	(.16)	.90	1.60
Net gain (loss) on investments (realized and unrealized)	(3.05)	(.90)	17.99	(39.20)	(33.80)
Total from investment operations	(3.06)	(1.19)	17.83	(38.30)	(32.20)
Less distributions from:
Net investment income	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Total distributions	(.05)	(.12)	(2.22)	(1.30)	(1.00)
Net asset value, end of period	$41.09	$44.20	$45.51	$29.90	$69.50
Total Return[b]	(6.88%)	(2.58%)	60.86%	(55.64%)	(31.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,841	$2,844	$5,607	$2,114	$3,408
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.67%)	(0.42%)	1.82%	1.89%
Total expenses	2.35%	2.38%	2.38%	2.40%	2.35%
Portfolio turnover rate	544%	1,130%	986%	1,055%	1,417%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Per share amounts for the period March 31, 2007-April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

PROSPECTUS	329

Financial Highlights

Basic Materials Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$53.99	$42.88	$26.41	$48.80	$40.92
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.09)	.15	.12	.03
Net gain (loss) on investments (realized and unrealized)	(6.40)	11.31	16.41	(22.02)	7.94
Total from investment operations	(6.41)	11.22	16.56	(21.90)	7.97
Less distributions from:
Net investment income	–	(.11)	(.09)	(.49)	(.09)
Total distributions	–	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$47.58	$53.99	$42.88	$26.41	$48.80
Total Return[c]	(11.87%)	26.20%	62.72%	(44.71%)	19.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,410	$18,187	$8,159	$3,986	$6,985
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.19%)	0.40%	0.30%	0.07%
Total expenses	1.61%	1.64%	1.65%	1.63%	1.62%
Portfolio turnover rate	217%	292%	455%	288%	225%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$50.80	$40.67	$25.24	$47.02	$39.76
Income (loss) from investment operations:
Net investment loss[a]	(.33)	(.40)	(.13)	(.18)	(.28)
Net gain (loss) on investments (realized and unrealized)	(6.02)	10.64	15.65	(21.11)	7.63
Total from investment operations	(6.35)	10.24	15.52	(21.29)	7.35
Less distributions from:
Net investment income	–	(.11)	(.09)	(.49)	(.09)
Total distributions	–	(.11)	(.09)	(.49)	(.09)
Net asset value, end of period	$44.45	$50.80	$40.67	$25.24	$47.02
Total Return[c]	(12.50%)	25.21%	61.51%	(45.11%)	18.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,317	$13,353	$9,125	$4,024	$12,725
Ratios to average net assets:
Net investment loss	(0.73%)	(0.93%)	(0.37%)	(0.46%)	(0.63%)
Total expenses	2.36%	2.39%	2.40%	2.38%	2.37%
Portfolio turnover rate	217%	292%	455%	288%	225%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

330	PROSPECTUS

Financial Highlights

Biotechnology Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.64	$25.98	$18.45	$20.54	$20.30
Income (loss) from investment operations:
Net investment loss[a]	(.37)	(.37)	(.25)	(.24)	(.27)
Net gain (loss) on investments (realized and unrealized)	7.61	2.03	7.78	(1.85)	.51
Total from investment operations	7.24	1.66	7.53	(2.09)	.24
Net asset value, end of period	$34.88	$27.64	$25.98	$18.45	$20.54
Total Return[b]	26.19%	6.39%	40.81%	(10.18%)	1.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,741	$2,211	$2,869	$4,346	$2,321
Ratios to average net assets:
Net investment loss	(1.30%)	(1.51%)	(1.12%)	(1.17%)	(1.26%)
Total expenses	1.61%	1.64%	1.64%	1.64%	1.62%
Portfolio turnover rate	333%	337%	316%	370%	193%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$26.38	$24.96	$17.87	$20.03	$19.95
Income (loss) from investment operations:
Net investment loss[a]	(.58)	(.54)	(.38)	(.38)	(.42)
Net gain (loss) on investments (realized and unrealized)	7.24	1.96	7.47	(1.78)	.50
Total from investment operations	6.66	1.42	7.09	(2.16)	.08
Net asset value, end of period	$33.04	$26.38	$24.96	$17.87	$20.03
Total Return[b]	25.25%	5.65%	39.68%	(10.78%)	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,969	$3,393	$4,705	$4,028	$3,671
Ratios to average net assets:
Net investment loss	(2.06%)	(2.27%)	(1.78%)	(1.89%)	(1.99%)
Total expenses	2.36%	2.39%	2.39%	2.39%	2.38%
Portfolio turnover rate	333%	337%	316%	370%	193%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	331

Financial Highlights

Consumer Products Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$34.49	$36.26	$25.37	$35.09	$34.90
Income (loss) from investment operations:
Net investment income[a]	.40	.41	.55	.42	.50
Net gain (loss) on investments (realized and unrealized)	4.53	4.37	10.44	(9.93)	.05
Total from investment operations	4.93	4.78	10.99	(9.51)	.55
Less distributions from:
Net investment income	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	(.92)	(5.73)	–	–	–
Total distributions	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$37.93	$34.49	$36.26	$25.37	$35.09
Total Return[b]	14.80%	14.58%	43.34%	(27.14%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,021	$5,033	$21,277	$2,898	$1,682
Ratios to average net assets:
Net investment income	1.11%	1.14%	1.72%	1.41%	1.38%
Total expenses	1.60%	1.63%	1.63%	1.63%	1.63%
Portfolio turnover rate	402%	400%	200%	445%	449%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$32.28	$34.57	$24.36	$33.95	$34.04
Income (loss) from investment operations:
Net investment income[a]	.12	.30	.24	.19	.17
Net gain (loss) on investments (realized and unrealized)	4.20	3.96	10.07	(9.57)	.10
Total from investment operations	4.32	4.26	10.31	(9.38)	.27
Less distributions from:
Net investment income	(.57)	(.82)	(.10)	(.21)	(.36)
Net realized gains	(.92)	(5.73)	–	–	–
Total distributions	(1.49)	(6.55)	(.10)	(.21)	(.36)
Net asset value, end of period	$35.11	$32.28	$34.57	$24.36	$33.95
Total Return[b]	13.91%	13.78%	42.35%	(27.67%)	0.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,712	$3,484	$4,194	$3,067	$3,903
Ratios to average net assets:
Net investment income	0.36%	0.90%	0.77%	0.65%	0.49%
Total expenses	2.35%	2.38%	2.38%	2.38%	2.37%
Portfolio turnover rate	402%	400%	200%	445%	449%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

332	PROSPECTUS

Financial Highlights

Electronics Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]	Year Ended March 31, 2009[d]	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$57.59	$49.88	$31.31	$48.25	$59.95
Income (loss) from investment operations:
Net investment loss[a]	(.19)	(.21)	(.14)	(.10)	(.55)
Net gain (loss) on investments (realized and unrealized)	(5.17)	7.92	18.71	(16.84)	(11.15)
Total from investment operations	(5.36)	7.71	18.57	(16.94)	(11.70)
Net asset value, end of period	$52.23	$57.59	$49.88	$31.31	$48.25
Total Return[c]	(9.31%)	15.46%	59.31%	(35.13%)	(19.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$659	$1,619	$1,329	$42	$85
Ratios to average net assets:
Net investment loss	(0.36%)	(0.43%)	(0.31%)	(0.26%)	(0.90%)
Total expenses	1.62%	1.64%	1.62%	1.60%	1.62%
Portfolio turnover rate	1,329%	1,171%	592%	408%	784%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]	Year Ended March 31, 2009[d]	Year Ended March 31, 2008[d]
Per Share Data
Net asset value, beginning of period	$55.03	$47.90	$30.28	$46.90	$58.65
Income (loss) from investment operations:
Net investment loss[a]	(.70)	(.65)	(.51)	(.30)	(.75)
Net gain (loss) on investments (realized and unrealized)	(4.83)	7.78	18.13	(16.32)	(11.00)
Total from investment operations	(5.53)	7.13	17.62	(16.62)	(11.75)
Net asset value, end of period	$49.50	$55.03	$47.90	$30.28	$46.90
Total Return[c]	(10.01%)	14.86%	58.19%	(35.39%)	(20.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$263	$1,246	$3,342	$460	$962
Ratios to average net assets:
Net investment loss	(1.42%)	(1.31%)	(1.21%)	(0.74%)	(1.26%)
Total expenses	2.36%	2.39%	2.38%	2.42%	2.38%
Portfolio turnover rate	1,329%	1,171%	592%	408%	784%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period March 31, 2007 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

PROSPECTUS	333

Financial Highlights

Energy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.40	$20.01	$13.44	$26.30	$22.44
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.08)	.06	.02	(.08)
Net gain (loss) on investments (realized and unrealized)	(4.01)	7.50	6.53	(12.15)	4.67
Total from investment operations	(4.02)	7.42	6.59	(12.13)	4.59
Less distributions from:
Net investment income	–	(.03)	(.02)	–	–
Net realized gains	–	–	–	(.73)	(.73)
Total distributions	–	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$23.38	$27.40	$20.01	$13.44	$26.30
Total Return[c]	(14.67%)	37.11%	49.01%	(46.15%)	20.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,622	$14,752	$3,903	$4,845	$6,378
Ratios to average net assets:
Net investment income (loss)	(0.05%)	(0.38%)	0.35%	0.10%	(0.31%)
Total expenses	1.61%	1.64%	1.63%	1.63%	1.61%
Portfolio turnover rate	288%	273%	228%	310%	188%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$25.78	$18.97	$12.84	$25.37	$21.81
Income (loss) from investment operations:
Net investment loss[a]	(.19)	(.20)	(.08)	(.14)	(.27)
Net gain (loss) on investments (realized and unrealized)	(3.74)	7.04	6.23	(11.66)	4.56
Total from investment operations	(3.93)	6.84	6.15	(11.80)	4.29
Less distributions from:
Net investment income	–	(.03)	(.02)	–	–
Net realized gains	–	–	–	(.73)	(.73)
Total distributions	–	(.03)	(.02)	(.73)	(.73)
Net asset value, end of period	$21.85	$25.78	$18.97	$12.84	$25.37
Total Return[c]	(15.24%)	36.09%	47.87%	(46.55%)	19.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,153	$19,993	$13,972	$9,865	$20,989
Ratios to average net assets:
Net investment loss	(0.84%)	(0.99%)	(0.48%)	(0.65%)	(1.07%)
Total expenses	2.36%	2.39%	2.38%	2.38%	2.36%
Portfolio turnover rate	288%	273%	228%	310%	188%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

334	PROSPECTUS

Financial Highlights

Energy Services Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$60.01	$41.12	$24.13	$55.99	$45.90
Income (loss) from investment operations:
Net investment loss[a]	(.25)	(.31)	(.16)	(.31)	(.55)
Net gain (loss) on investments (realized and unrealized)	(11.17)	19.20	17.15	(31.55)	10.64
Total from investment operations	(11.42)	18.89	16.99	(31.86)	10.09
Net asset value, end of period	$48.59	$60.01	$41.12	$24.13	$55.99
Total Return[b]	(19.03%)	45.94%	70.41%	(56.90%)	21.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,115	$24,849	$8,957	$4,920	$11,450
Ratios to average net assets:
Net investment loss	(0.47%)	(0.67%)	(0.43%)	(0.68%)	(1.01%)
Total expenses	1.61%	1.64%	1.63%	1.63%	1.62%
Portfolio turnover rate	162%	205%	472%	207%	193%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$56.81	$39.22	$23.19	$54.22	$44.79
Income (loss) from investment operations:
Net investment loss[a]	(.54)	(.60)	(.44)	(.64)	(.93)
Net gain (loss) on investments (realized and unrealized)	(10.61)	18.19	16.47	(30.39)	10.36
Total from investment operations	(11.15)	17.59	16.03	(31.03)	9.43
Net asset value, end of period	$45.66	$56.81	$39.22	$23.19	$54.22
Total Return[b]	(19.63%)	44.85%	69.12%	(57.23%)	21.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,144	$15,276	$11,059	$9,196	$29,316
Ratios to average net assets:
Net investment loss	(1.13%)	(1.43%)	(1.25%)	(1.41%)	(1.76%)
Total expenses	2.36%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	162%	205%	472%	207%	193%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	335

Financial Highlights

Financial Services Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$77.87	$72.38	$42.80	$98.60	$138.20
Income (loss) from investment operations:
Net investment income (loss)[a]	.45	(.01)	.30	1.30	1.60
Net gain (loss) on investments (realized and unrealized)	(3.22)	6.45	29.90	(55.20)	(39.00)
Total from investment operations	(2.77)	6.44	30.20	(53.90)	(37.40)
Less distributions from:
Net investment income	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$75.07	$77.87	$72.38	$42.80	$98.60
Total Return[b]	(3.57%)	9.06%	70.74%	(54.92%)	(27.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$632	$1,782	$1,408	$2,683	$1,367
Ratios to average net assets:
Net investment income (loss)	0.64%	(0.01%)	0.50%	1.97%	1.42%
Total expenses	1.61%	1.64%	1.63%	1.62%	1.59%
Portfolio turnover rate	970%	601%	447%	755%	913%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[c]	Year Ended March 31, 2009[c]	Year Ended March 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$73.42	$68.79	$41.01	$95.10	$134.60
Income (loss) from investment operations:
Net investment income (loss)[a]	(.12)	(.49)	(.24)	.80	.50
Net gain (loss) on investments (realized and unrealized)	(3.01)	6.07	28.64	(52.99)	(37.80)
Total from investment operations	(3.13)	5.58	28.40	(52.19)	(37.30)
Less distributions from:
Net investment income	(.03)	(.95)	(.62)	(1.90)	(2.20)
Total distributions	(.03)	(.95)	(.62)	(1.90)	(2.20)
Net asset value, end of period	$70.26	$73.42	$68.79	$41.01	$95.10
Total Return[b]	(4.27%)	8.28%	69.44%	(55.16%)	(27.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$817	$1,114	$1,942	$1,407	$2,847
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.72%)	(0.40%)	1.13%	0.45%
Total expenses	2.36%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	970%	601%	447%	755%	913%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Per share amounts for the period March 31, 2007–April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

336	PROSPECTUS

Financial Highlights

Health Care Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$16.30	$15.05	$10.69	$13.68	$14.67
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.02)	(.03)	.02	(.06)
Net gain (loss) on investments (realized and unrealized)	1.59	1.27	4.40	(3.01)	(.93)
Total from investment operations	1.57	1.25	4.37	(2.99)	(.99)
Less distributions from:
Net investment income	–	–	(.01)	–	–
Total distributions	–	–	(.01)	–	–
Net asset value, end of period	$17.87	$16.30	$15.05	$10.69	$13.68
Total Return[b]	9.63%	8.31%	40.88%	(21.86%)	(6.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,964	$1,156	$6,204	$997	$730
Ratios to average net assets:
Net investment income (loss)	(0.13%)	(0.14%)	(0.25%)	0.15%	(0.36%)
Total expenses	1.60%	1.63%	1.62%	1.63%	1.61%
Portfolio turnover rate	582%	619%	241%	745%	444%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$15.50	$14.39	$10.30	$13.28	$14.35
Income (loss) from investment operations:
Net investment loss[a]	(.14)	(.11)	(.11)	(.08)	(.16)
Net gain (loss) on investments (realized and unrealized)	1.50	1.22	4.21	(2.90)	(.91)
Total from investment operations	1.36	1.11	4.10	(2.98)	(1.07)
Less distributions from:
Net investment income	–	–	(.01)	–	–
Total distributions	–	–	(.01)	–	–
Net asset value, end of period	$16.86	$15.50	$14.39	$10.30	$13.28
Total Return[b]	8.77%	7.71%	39.81%	(22.44%)	(7.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,468	$3,870	$8,393	$5,101	$5,677
Ratios to average net assets:
Net investment loss	(0.91%)	(0.76%)	(0.91%)	(0.65%)	(1.12%)
Total expenses	2.36%	2.38%	2.38%	2.38%	2.37%
Portfolio turnover rate	582%	619%	241%	745%	444%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	337

Financial Highlights

Internet Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$50.13	$40.12	$25.62	$37.29	$39.87
Income (loss) from investment operations:
Net investment loss[a]	(.64)	(.46)	(.50)	(.33)	(.19)
Net gain (loss) on investments (realized and unrealized)	.14	10.47	15.00	(10.89)	(2.24)
Total from investment operations	(.50)	10.01	14.50	(11.22)	(2.43)
Less distributions from:
Net investment income	–	–	–	(.45)	(.15)
Total distributions	–	–	–	(.45)	(.15)
Net asset value, end of period	$49.63	$50.13	$40.12	$25.62	$37.29
Total Return[b]	(1.00%)	24.95%	56.60%	(29.82%)	(6.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$828	$1,101	$2,989	$91	$116
Ratios to average net assets:
Net investment loss	(1.39%)	(1.01%)	(1.44%)	(1.07%)	(0.44%)
Total expenses	1.61%	1.64%	1.63%	1.62%	1.63%
Portfolio turnover rate	380%	291%	443%	550%	870%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$47.30	$38.17	$24.56	$36.01	$38.79
Income (loss) from investment operations:
Net investment loss[a]	(.94)	(.83)	(.66)	(.59)	(.38)
Net gain (loss) on investments (realized and unrealized)	.14	9.96	14.27	(10.41)	(2.25)
Total from investment operations	(.80)	9.13	13.61	(11.00)	(2.63)
Less distributions from:
Net investment income	–	–	–	(.45)	(.15)
Total distributions	–	–	–	(.45)	(.15)
Net asset value, end of period	$46.50	$47.30	$38.17	$24.56	$36.01
Total Return[b]	(1.69%)	23.92%	55.42%	(30.28%)	(6.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$643	$1,770	$1,057	$602	$1,608
Ratios to average net assets:
Net investment loss	(2.17%)	(1.92%)	(2.00%)	(1.95%)	(0.89%)
Total expenses	2.36%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	380%	291%	443%	550%	870%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

338	PROSPECTUS

Financial Highlights

Leisure Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$31.75	$26.13	$14.67	$30.30	$34.32
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	(.05)	.17	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	3.09	5.67	11.29	(15.59)	(3.95)
Total from investment operations	3.16	5.62	11.46	(15.63)	(4.02)
Net asset value, end of period	$34.91	$31.75	$26.13	$14.67	$30.30
Total Return[b]	9.95%	21.51%	78.12%	(51.58%)	(11.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$448	$1,157	$489	$25	$206
Ratios to average net assets:
Net investment income (loss)	0.23%	(0.18%)	0.74%	(0.16%)	(0.20%)
Total expenses	1.60%	1.63%	1.63%	1.63%	1.67%
Portfolio turnover rate	797%	963%	943%	1,529%	646%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$30.36	$25.19	$14.26	$29.66	$33.86
Income (loss) from investment operations:
Net investment loss[a]	(.15)	(.30)	(.22)	(.18)	(.28)
Net gain (loss) on investments (realized and unrealized)	2.95	5.47	11.15	(15.22)	(3.92)
Total from investment operations	2.80	5.17	10.93	(15.40)	(4.20)
Net asset value, end of period	$33.16	$30.36	$25.19	$14.26	$29.66
Total Return[b]	9.19%	20.52%	76.65%	(51.92%)	(12.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,345	$828	$929	$123	$430
Ratios to average net assets:
Net investment loss	(0.50%)	(1.13%)	(1.01%)	(0.78%)	(0.81%)
Total expenses	2.35%	2.39%	2.38%	2.38%	2.40%
Portfolio turnover rate	797%	963%	943%	1,529%	646%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	339

Financial Highlights

Precious Metals Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$84.97	$60.63	$45.64	$68.96	$55.59
Income (loss) from investment operations:
Net investment loss[a]	(.22)	(.45)	(.59)	(.36)	(.55)
Net gain (loss) on investments (realized and unrealized)	(20.25)	24.82	15.73	(22.96)	13.92
Total from investment operations	(20.47)	24.37	15.14	(23.32)	13.37
Less distributions from:
Net investment income	(.29)	(.03)	–	–	–
Net realized gains	–	–	(.08)	–	–
Return of capital	–	–	(.07)	–	–
Total distributions	(.29)	(.03)	(.15)	–	–
Net asset value, end of period	$64.21	$84.97	$60.63	$45.64	$68.96
Total Return[b]	(24.13%)	40.21%	33.14%	(33.82%)	24.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,412	$14,919	$8,422	$8,484	$10,911
Ratios to average net assets:
Net investment loss	(0.30%)	(0.63%)	(1.04%)	(0.71%)	(0.84%)
Total expenses	1.51%	1.53%	1.52%	1.53%	1.52%
Portfolio turnover rate	235%	322%	383%	245%	203%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$78.70	$56.58	$42.92	$65.38	$53.12
Income (loss) from investment operations:
Net investment loss[a]	(.72)	(.94)	(.97)	(.68)	(.97)
Net gain (loss) on investments (realized and unrealized)	(18.67)	23.09	14.78	(21.78)	13.23
Total from investment operations	(19.39)	22.15	13.81	(22.46)	12.26
Less distributions from:
Net investment income	(.29)	(.03)	–	–	–
Net realized gains	–	–	(.08)	–	–
Return of capital	–	–	(.07)	–	–
Total distributions	(.29)	(.03)	(.15)	–	–
Net asset value, end of period	$59.02	$78.70	$56.58	$42.92	$65.38
Total Return[b]	(24.68%)	39.18%	32.14%	(34.35%)	23.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,533	$39,650	$23,483	$20,452	$26,319
Ratios to average net assets:
Net investment loss	(1.04%)	(1.37%)	(1.81%)	(1.43%)	(1.60%)
Total expenses	2.26%	2.28%	2.28%	2.27%	2.27%
Portfolio turnover rate	235%	322%	383%	245%	203%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

340	PROSPECTUS

Financial Highlights

Retailing Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.14	$12.31	$8.30	$11.18	$14.04
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03)	.18	(.01)	(.02)	(.10)
Net gain (loss) on investments (realized and unrealized)	2.67	1.68	4.02	(2.86)	(2.76)
Total from investment operations	2.64	1.86	4.01	(2.88)	(2.86)
Less distributions from:
Net investment income	(.01)	(.03)	–	–	–
Total distributions	(.01)	(.03)	–	–	–
Net asset value, end of period	$16.77	$14.14	$12.31	$8.30	$11.18
Total Return[b]	18.71%	15.09%	48.31%	(25.76%)	(20.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,697	$517	$395	$49	$101
Ratios to average net assets:
Net investment income (loss)	(0.18%)	1.42%	(0.12%)	(0.17%)	(0.73%)
Total expenses	1.58%	1.64%	1.62%	1.63%	1.63%
Portfolio turnover rate	822%	1,062%	1,049%	461%	1,205%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.27	$11.65	$7.92	$10.76	$13.62
Income (loss) from investment operations:
Net investment loss[a]	(.13)	(.11)	(.10)	(.07)	(.17)
Net gain (loss) on investments (realized and unrealized)	2.49	1.76	3.83	(2.77)	(2.69)
Total from investment operations	2.36	1.65	3.73	(2.84)	(2.86)
Less distributions from:
Net investment income	(.01)	(.03)	–	–	–
Total distributions	(.01)	(.03)	–	–	–
Net asset value, end of period	$15.62	$13.27	$11.65	$7.92	$10.76
Total Return[b]	17.83%	14.14%	47.10%	(26.39%)	(21.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,603	$2,705	$1,709	$1,008	$1,291
Ratios to average net assets:
Net investment loss	(0.96%)	(0.96%)	(1.08%)	(0.76%)	(1.36%)
Total expenses	2.35%	2.39%	2.38%	2.38%	2.37%
Portfolio turnover rate	822%	1,062%	1,049%	461%	1,205%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	341

Financial Highlights

Technology Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.28	$11.49	$7.37	$11.32	$12.09
Income (loss) from investment operations:
Net investment loss[a]	(.10)	(.09)	(.08)	(.04)	(.11)
Net gain (loss) on investments (realized and unrealized)	.41	1.88	4.20	(3.91)	(.66)
Total from investment operations	.31	1.79	4.12	(3.95)	(.77)
Net asset value, end of period	$13.59	$13.28	$11.49	$7.37	$11.32
Total Return[b]	2.33%	15.58%	55.90%	(34.89%)	(6.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,367	$1,725	$3,936	$1,669	$546
Ratios to average net assets:
Net investment loss	(0.76%)	(0.73%)	(0.78%)	(0.41%)	(0.86%)
Total expenses	1.59%	1.64%	1.63%	1.63%	1.60%
Portfolio turnover rate	487%	393%	335%	564%	694%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$12.69	$11.05	$7.14	$11.04	$11.87
Income (loss) from investment operations:
Net investment loss[a]	(.17)	(.17)	(.14)	(.12)	(.21)
Net gain (loss) on investments (realized and unrealized)	.36	1.81	4.05	(3.78)	(.62)
Total from investment operations	.19	1.64	3.91	(3.90)	(.83)
Net asset value, end of period	$12.88	$12.69	$11.05	$7.14	$11.04
Total Return[b]	1.50%	14.84%	54.76%	(35.33%)	(6.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,743	$2,618	$3,719	$1,335	$2,448
Ratios to average net assets:
Net investment loss	(1.45%)	(1.53%)	(1.49%)	(1.24%)	(1.67%)
Total expenses	2.36%	2.39%	2.38%	2.38%	2.35%
Portfolio turnover rate	487%	393%	335%	564%	694%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

342	PROSPECTUS

Financial Highlights

Telecommunications Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.91	$13.07	$9.83	$16.33	$18.28
Income (loss) from investment operations:
Net investment income[a]	.18	.14	.17	.27	.03
Net gain (loss) on investments (realized and unrealized)	(1.56)	1.78	3.41	(6.43)	(1.96)
Total from investment operations	(1.38)	1.92	3.58	(6.16)	(1.93)
Less distributions from:
Net investment income	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$13.09	$14.91	$13.07	$9.83	$16.33
Total Return[b]	(8.91%)	14.75%	36.57%	(37.66%)	(10.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,566	$699	$1,093	$1,317	$451
Ratios to average net assets:
Net investment income	1.41%	1.01%	1.45%	2.15%	0.13%
Total expenses	1.60%	1.64%	1.63%	1.63%	1.61%
Portfolio turnover rate	793%	1,008%	867%	672%	528%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.19	$12.50	$9.48	$15.91	$17.93
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	(.01)	.10	.13	(.10)
Net gain (loss) on investments (realized and unrealized)	(1.45)	1.78	3.26	(6.22)	(1.90)
Total from investment operations	(1.40)	1.77	3.36	(6.09)	(2.00)
Less distributions from:
Net investment income	(.44)	(.08)	(.34)	(.34)	(.02)
Total distributions	(.44)	(.08)	(.34)	(.34)	(.02)
Net asset value, end of period	$12.35	$14.19	$12.50	$9.48	$15.91
Total Return[b]	(9.52%)	14.22%	35.59%	(38.21%)	(11.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$672	$2,896	$1,141	$1,281	$2,846
Ratios to average net assets:
Net investment income (loss)	0.39%	(0.07%)	0.86%	0.99%	(0.50%)
Total expenses	2.36%	2.39%	2.39%	2.42%	2.37%
Portfolio turnover rate	793%	1,008%	867%	672%	528%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	343

Financial Highlights

Transportation Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$26.15	$22.37	$13.55	$23.81	$27.60
Income (loss) from investment operations:
Net investment income (loss)[a]	(.12)	(.10)	(.04)	.08	– [b]
Net gain (loss) on investments (realized and unrealized)	(.78)	3.88	9.00	(10.34)	(3.79)
Total from investment operations	(.90)	3.78	8.96	(10.26)	(3.79)
Less distributions from:
Net investment income	–	–	(.14)	–	–
Total distributions	–	–	(.14)	–	–
Net asset value, end of period	$25.25	$26.15	$22.37	$13.55	$23.81
Total Return[c]	(3.48%)	16.90%	66.22%	(43.09%)	(13.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,600	$1,239	$1,842	$561	$228
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.42%)	(0.22%)	0.43%	–%
Total expenses	1.61%	1.64%	1.62%	1.67%	1.62%
Portfolio turnover rate	1,082%	1,217%	1,073%	875%	952%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$25.38	$21.87	$13.40	$23.70	$27.68
Income (loss) from investment operations:
Net investment loss[a]	(.29)	(.24)	(.24)	(.16)	(.20)
Net gain (loss) on investments (realized and unrealized)	(.75)	3.75	8.85	(10.14)	(3.78)
Total from investment operations	(1.04)	3.51	8.61	(10.30)	(3.98)
Less distributions from:
Net investment income	–	–	(.14)	–	–
Total distributions	–	–	(.14)	–	–
Net asset value, end of period	$24.34	$25.38	$21.87	$13.40	$23.70
Total Return[c]	(4.10%)	16.05%	64.35%	(43.46%)	(14.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,729	$2,069	$3,375	$2,186	$845
Ratios to average net assets:
Net investment loss	(1.24%)	(1.04%)	(1.31%)	(0.79%)	(0.73%)
Total expenses	2.35%	2.39%	2.38%	2.40%	2.38%
Portfolio turnover rate	1,082%	1,217%	1,073%	875%	952%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

344	PROSPECTUS

Financial Highlights

Utilities Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$25.75	$23.77	$19.80	$28.27	$30.87
Income (loss) from investment operations:
Net investment income[a]	.67	.54	.65	.54	.42
Net gain (loss) on investments (realized and unrealized)	1.67	3.06	4.54	(8.88)	(2.22)
Total from investment operations	2.34	3.60	5.19	(8.34)	(1.80)
Less distributions from:
Net investment income	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$27.69	$25.75	$23.77	$19.80	$28.27
Total Return[b]	9.16%	15.70%	26.24%	(29.54%)	(6.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,912	$3,289	$1,721	$1,489	$3,032
Ratios to average net assets:
Net investment income	2.47%	2.23%	2.81%	2.15%	1.38%
Total expenses	1.60%	1.63%	1.64%	1.64%	1.63%
Portfolio turnover rate	549%	800%	758%	684%	375%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$23.76	$22.21	$18.71	$26.93	$29.66
Income (loss) from investment operations:
Net investment income[a]	.42	.39	.39	.32	.18
Net gain (loss) on investments (realized and unrealized)	1.53	2.78	4.33	(8.41)	(2.11)
Total from investment operations	1.95	3.17	4.72	(8.09)	(1.93)
Less distributions from:
Net investment income	(.40)	(1.62)	(1.22)	(.13)	(.80)
Total distributions	(.40)	(1.62)	(1.22)	(.13)	(.80)
Net asset value, end of period	$25.31	$23.76	$22.21	$18.71	$26.93
Total Return[b]	8.28%	14.85%	25.24%	(30.08%)	(6.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,961	$4,751	$7,306	$4,127	$8,934
Ratios to average net assets:
Net investment income	1.70%	1.72%	1.77%	1.31%	0.60%
Total expenses	2.35%	2.38%	2.39%	2.39%	2.38%
Portfolio turnover rate	549%	800%	758%	684%	375%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	345

Financial Highlights

Europe 1.25x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.06	$14.18	$8.36	$22.25	$24.13
Income (loss) from investment operations:
Net investment income[a]	.10	.08	.04	.18	.62
Net gain (loss) on investments (realized and unrealized)	(1.59)	(.20)	5.78	(14.07)	(1.57)
Total from investment operations	(1.49)	(.12)	5.82	(13.89)	(.95)
Less distributions from:
Net investment income	–	–	–	–	(.23)
Net realized gains	–	–	–	–	(.70)
Total distributions	–	–	–	–	(.93)
Net asset value, end of period	$12.57	$14.06	$14.18	$8.36	$22.25
Total Return[b]	(10.60%)	(0.85%)	69.62%	(62.43%)	(4.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$694	$455	$463	$316	$1,750
Ratios to average net assets:
Net investment income	0.77%	0.66%	0.33%	1.05%	2.42%
Total expenses	1.67%	1.69%	1.66%	1.68%	1.69%
Portfolio turnover rate	318%	515%	1,353%	384%	320%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$12.97	$13.17	$7.83	$21.00	$22.98
Income (loss) from investment operations:
Net investment income (loss)[a]	– [c]	.03	(.04)	.07	.31
Net gain (loss) on investments (realized and unrealized)	(1.44)	(.23)	5.38	(13.24)	(1.36)
Total from investment operations	(1.44)	(.20)	5.34	(13.17)	(1.05)
Less distributions from:
Net investment income	–	–	–	–	(.23)
Net realized gains	–	–	–	–	(.70)
Total distributions	–	–	–	–	(.93)
Net asset value, end of period	$11.53	$12.97	$13.17	$7.83	$21.00
Total Return[b]	(11.10%)	(1.52%)	68.20%	(62.71%)	(5.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$439	$638	$2,111	$754	$6,149
Ratios to average net assets:
Net investment income (loss)	0.03%	0.22%	(0.36%)	0.42%	1.27%
Total expenses	2.43%	2.43%	2.42%	2.43%	2.40%
Portfolio turnover rate	318%	515%	1,353%	384%	320%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Net investment income is less than $0.01 per share.

346	PROSPECTUS

Financial Highlights

Japan 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$14.95	$16.49	$9.01	$25.12	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.24)	(.19)	(.06)	– [c]
Net gain (loss) on investments (realized and unrealized)	.72	(1.30)	7.67	(16.24)	.12
Total from investment operations	.50	(1.54)	7.48	(16.30)	.12
Less distributions from:
Net investment income	–	–	–	(.01)	–
Total distributions	–	–	–	(.01)	–
Payments by affiliates	–	–	–	.20 [d]	–
Net asset value, end of period	$15.45	$14.95	$16.49	$9.01	$25.12
Total Return[e]	3.34%	(9.34%)	83.02%	(64.10%)[d]	0.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,428	$5,931	$2,234	$299	$636
Ratios to average net assets:
Net investment loss	(1.49%)	(1.45%)	(1.42%)	(0.42%)	(0.12%)
Total expenses	1.51%	1.55%	1.53%	1.53%	1.25%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$14.60	$16.23	$8.94	$25.10	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.31)	(.31)	(.31)	(.17)	(.02)
Net gain (loss) on investments (realized and unrealized)	.70	(1.32)	7.60	(16.18)	.12
Total from investment operations	.39	(1.63)	7.29	(16.35)	.10
Less distributions from:
Net investment income	–	–	–	(.01)	–
Total distributions	–	–	–	(.01)	–
Payments by affiliates	–	–	–	.20 [d]	–
Net asset value, end of period	$14.99	$14.60	$16.23	$8.94	$25.10
Total Return[e]	2.67%	(10.04%)	81.54%	(64.35%)[d]	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$140	$189	$432	$879	$240
Ratios to average net assets:
Net investment loss	(2.23%)	(2.18%)	(2.20%)	(0.98%)	(0.74%)
Total expenses	2.26%	2.29%	2.28%	2.26%	2.21%
Portfolio turnover rate	–	–	–	–	–

[a]	Since commencement of operations: February 22, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	347

Financial Highlights

Emerging Markets 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.95	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(–)[c]	(.13)
Net gain (loss) on investments (realized and unrealized)	(8.35)	2.08
Total from investment operations	(8.35)	1.95
Less distributions from:
Net realized gains	(1.12)	–
Total distributions	(1.12)	–
Net asset value, end of period	$17.48	$26.95
Total Return[d]	(30.00%)	7.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$363	$992
Ratios to average net assets:
Net investment loss	(0.01%)	(1.42%)
Total expenses	1.77%	1.85%
Net expenses[e]	1.69%	1.73%
Portfolio turnover rate	883%	58%

C-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.83	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.31)
Net gain (loss) on investments (realized and unrealized)	(8.07)	2.14
Total from investment operations	(8.25)	1.83
Less distributions from:
Net realized gains	(1.12)	–
Total distributions	(1.12)	–
Net asset value, end of period	$17.46	$26.83
Total Return[d]	(29.75%)	7.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62	$726
Ratios to average net assets:
Net investment loss	(0.87%)	(1.98%)
Total expenses	2.54%	2.60%
Net expenses[e]	2.46%	2.49%
Portfolio turnover rate	883%	58%

[a]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Net investment loss is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

348	PROSPECTUS

Financial Highlights

Inverse Emerging Markets 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$21.15	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.39)	(.16)
Net loss on investments (realized and unrealized)	(1.47)	(3.69)
Total from investment operations	(1.86)	(3.85)
Net asset value, end of period	$19.29	$21.15
Total Return[c]	(8.84%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8	$34
Ratios to average net assets:
Net investment loss	(1.66%)	(1.61%)
Total expenses	1.78%	1.85%
Net expenses[d]	1.69%	1.73%
Portfolio turnover rate	–	–

C-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$21.33	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.55)	(.25)
Net loss on investments (realized and unrealized)	(.53)	(3.42)
Total from investment operations	(1.08)	(3.67)
Net asset value, end of period	$20.25	$21.33
Total Return[c,e]	(5.06%)	(14.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,261	$15
Ratios to average net assets:
Net investment loss	(2.41%)	(2.37%)
Total expenses	2.53%	2.57%
Net expenses[d]	2.44%	2.46%
Portfolio turnover rate	–	–

[a]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]

Generally, the performance of the Fund’s C-Class Shares will underperform the Fund’s H-Class Shares and A-Class Shares due to the C-Class Shares’ higher expense ratio. However, the performance of the Fund’s C-Class Shares is greater than that of the H-Class Shares and A-Class Shares due to the impact large redemptions of C-Class Shares had on the expense accruals for C-Class Shares. The effect of the expense accruals on the performance of the C-Class Shares of the Fund was magnified by the small asset base of the C-Class Shares.

PROSPECTUS	349

Financial Highlights

Strengthening Dollar 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.46	$16.38	$19.64	$19.85	$25.35
Income (loss) from investment operations:
Net investment income (loss)[a]	(.22)	(.25)	(.25)	.02	.39
Net gain (loss) on investments (realized and unrealized)	.21	(2.67)	(3.01)	6.50	(5.89)
Total from investment operations	(.01)	(2.92)	(3.26)	6.52	(5.50)
Less distributions from:
Net realized gains	–	–	–	(6.73)	–
Total distributions	–	–	–	(6.73)	–
Net asset value, end of period	$13.45	$13.46	$16.38	$19.64	$19.85
Total Return[b]	(0.07%)	(17.83%)	(16.60%)	30.59%	(21.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,875	$6,115	$16,833	$7,314	$2,795
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.55%)	(1.57%)	0.07%	1.73%
Total expenses	1.68%	1.71%	1.67%	1.69%	1.66%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$12.83	$15.74	$19.01	$19.42	$24.99
Income (loss) from investment operations:
Net investment income (loss)[a]	(.30)	(.35)	(.36)	(.14)	.42
Net gain (loss) on investments (realized and unrealized)	.18	(2.56)	(2.91)	6.46	(5.99)
Total from investment operations	(.12)	(2.91)	(3.27)	6.32	(5.57)
Less distributions from:
Net realized gains	–	–	–	(6.73)	–
Total distributions	–	–	–	(6.73)	–
Net asset value, end of period	$12.71	$12.83	$15.74	$19.01	$19.42
Total Return[b]	(0.94%)	(18.49%)	(17.20%)	30.36%	(22.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,091	$4,028	$10,594	$5,728	$6,131
Ratios to average net assets:
Net investment income (loss)	(2.36%)	(2.29%)	(2.31%)	(0.66%)	1.84%
Total expenses	2.44%	2.46%	2.42%	2.44%	2.40%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

350	PROSPECTUS

Financial Highlights

Weakening Dollar 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$20.34	$17.98	$16.38	$29.27	$26.18
Income (loss) from investment operations:
Net investment income (loss)[a]	(.33)	(.28)	(.30)	(.07)	.70
Net gain (loss) on investments (realized and unrealized)	(1.06)	2.64	1.90	(8.77)	7.17
Total from investment operations	(1.39)	2.36	1.60	(8.84)	7.87
Less distributions from:
Net investment income	–	–	–	(1.28)	(4.78)
Net realized gains	–	–	–	(2.77)	(–)[b]
Total distributions	–	–	–	(4.05)	(4.78)
Net asset value, end of period	$18.95	$20.34	$17.98	$16.38	$29.27
Total Return[c]	(6.83%)	13.13%	9.77%	(29.87%)	32.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,881	$5,576	$6,753	$17,642	$22,148
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.54%)	(1.57%)	(0.30%)	2.51%
Total expenses	1.70%	1.71%	1.68%	1.69%	1.67%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$19.23	$17.12	$15.73	$28.53	$25.81
Income (loss) from investment operations:
Net investment income (loss)[a]	(.44)	(.39)	(.43)	(.21)	.43
Net gain (loss) on investments (realized and unrealized)	(1.00)	2.50	1.82	(8.54)	7.07
Total from investment operations	(1.44)	2.11	1.39	(8.75)	7.50
Less distributions from:
Net investment income	–	–	–	(1.28)	(4.78)
Net realized gains	–	–	–	(2.77)	(–)[b]
Total distributions	–	–	–	(4.05)	(4.78)
Net asset value, end of period	$17.79	$19.23	$17.12	$15.73	$28.53
Total Return[c]	(7.49%)	12.32%	8.84%	(30.37%)	31.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,826	$3,963	$5,314	$8,687	$21,604
Ratios to average net assets:
Net investment income (loss)	(2.36%)	(2.29%)	(2.32%)	(0.93%)	1.57%
Total expenses	2.44%	2.46%	2.43%	2.45%	2.41%
Portfolio turnover rate	–	–	–	–	–

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Distributions from realized gains are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	351

Financial Highlights

Real Estate Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$29.06	$24.24	$12.83	$32.42	$42.16
Income (loss) from investment operations:
Net investment income[a]	.45	.27	.44	.74	.54
Net gain (loss) on investments (realized and unrealized)	1.07	5.17	11.11	(19.43)	(10.05)
Total from investment operations	1.52	5.44	11.55	(18.69)	(9.51)
Less distributions from:
Net investment income	(.31)	(.62)	(.14)	(.90)	(.23)
Total distributions	(.31)	(.62)	(.14)	(.90)	(.23)
Net asset value, end of period	$30.27	$29.06	$24.24	$12.83	$32.42
Total Return[b]	5.42%	22.72%	90.16%	(58.00%)	(22.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,364	$3,991	$4,303	$1,554	$2,866
Ratios to average net assets:
Net investment income	1.59%	1.07%	2.15%	2.81%	1.45%
Total expenses	1.61%	1.63%	1.65%	1.68%	1.64%
Portfolio turnover rate	974%	485%	1,520%	780%	832%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$27.41	$23.11	$12.33	$31.44	$41.22
Income (loss) from investment operations:
Net investment income[a]	.22	.10	.40	.66	.29
Net gain (loss) on investments (realized and unrealized)	.97	4.82	10.52	(18.87)	(9.84)
Total from investment operations	1.19	4.92	10.92	(18.21)	(9.55)
Less distributions from:
Net investment income	(.31)	(.62)	(.14)	(.90)	(.23)
Total distributions	(.31)	(.62)	(.14)	(.90)	(.23)
Net asset value, end of period	$28.29	$27.41	$23.11	$12.33	$31.44
Total Return[b]	4.57%	21.58%	88.70%	(58.28%)	(23.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,798	$2,356	$2,143	$1,075	$2,290
Ratios to average net assets:
Net investment income	0.83%	0.42%	2.06%	2.62%	0.78%
Total expenses	2.36%	2.39%	2.41%	2.42%	2.39%
Portfolio turnover rate	974%	485%	1,520%	780%	832%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

352	PROSPECTUS

Financial Highlights

Government Long Bond 1.2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.45	$10.96	$13.75	$11.79	$10.60
Income (loss) from investment operations:
Net investment income[a]	.29	.33	.33	.34	.38
Net gain (loss) on investments (realized and unrealized)	3.47	.49	(2.79)	1.95	1.19
Total from investment operations	3.76	.82	(2.46)	2.29	1.57
Less distributions from:
Net investment income	(.29)	(.33)	(.33)	(.33)	(.38)
Total distributions	(.29)	(.33)	(.33)	(.33)	(.38)
Net asset value, end of period	$14.92	$11.45	$10.96	$13.75	$11.79
Total Return[b]	33.00%	7.35%	(17.98%)	19.84%	15.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,885	$2,753	$5,576	$11,119	$20,374
Ratios to average net assets:
Net investment income	2.02%	2.75%	2.84%	2.74%	3.44%
Total expenses	1.20%	1.23%	1.24%	1.23%	1.22%
Portfolio turnover rate	2,322%	1,930%	1,503%	1,794%	1,142%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.42	$10.94	$13.72	$11.77	$10.59
Income (loss) from investment operations:
Net investment income[a]	.19	.24	.25	.25	.30
Net gain (loss) on investments (realized and unrealized)	3.45	.48	(2.78)	1.94	1.18
Total from investment operations	3.64	.72	(2.53)	2.19	1.48
Less distributions from:
Net investment income	(.18)	(.24)	(.25)	(.24)	(.30)
Total distributions	(.18)	(.24)	(.25)	(.24)	(.30)
Net asset value, end of period	$14.88	$11.42	$10.94	$13.72	$11.77
Total Return[b]	32.01%	6.47%	(18.56%)	18.90%	14.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,451	$6,091	$12,695	$5,502	$6,239
Ratios to average net assets:
Net investment income	1.32%	1.93%	2.17%	2.00%	2.80%
Total expenses	1.95%	1.97%	2.00%	1.97%	1.98%
Portfolio turnover rate	2,322%	1,930%	1,503%	1,794%	1,142%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	353

Financial Highlights

Inverse Government Long Bond Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$12.80	$14.36	$13.10	$16.57	$19.16
Income (loss) from investment operations:
Net investment income (loss)[a]	(.45)	(.64)	(.35)	(.15)	.44
Net gain (loss) on investments (realized and unrealized)	(2.91)	(.92)	1.61	(3.32)	(2.37)
Total from investment operations	(3.36)	(1.56)	1.26	(3.47)	(1.93)
Less distributions from:
Net investment income	–	–	–	–	(.66)
Total distributions	–	–	–	–	(.66)
Net asset value, end of period	$9.44	$12.80	$14.36	$13.10	$16.57
Total Return[b]	(26.25%)	(10.86%)	9.62%	(20.94%)	(10.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,607	$73,475	$80,151	$54,574	$37,256
Ratios to average net assets:
Net investment income (loss)	(4.24%)	(5.03%)	(2.47%)	(0.94%)	2.37%
Total expenses	4.38%	5.31%	2.77%	3.00%	3.86%
Operating expenses[c]	1.65%	1.67%	1.66%	1.65%	1.65%
Portfolio turnover rate	1,107%	771%	985%	584%	550%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$11.82	$13.36	$12.28	$15.65	$18.26
Income (loss) from investment operations:
Net investment income (loss)[a]	(.48)	(.68)	(.43)	(.25)	.29
Net gain (loss) on investments (realized and unrealized)	(2.69)	(.86)	1.51	(3.12)	(2.24)
Total from investment operations	(3.17)	(1.54)	1.08	(3.37)	(1.95)
Less distributions from:
Net investment income	–	–	–	–	(.66)
Total distributions	–	–	–	–	(.66)
Net asset value, end of period	$8.65	$11.82	$13.36	$12.28	$15.65
Total Return[b]	(26.82%)	(11.53%)	8.79%	(21.53%)	(10.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,472	$114,470	$140,451	$123,413	$124,572
Ratios to average net assets:
Net investment income (loss)	(4.98%)	(5.78%)	(3.17%)	(1.70%)	1.62%
Total expenses	5.12%	6.06%	3.47%	3.81%	4.44%
Operating expenses[c]	2.40%	2.42%	2.41%	2.41%	2.40%
Portfolio turnover rate	1,107%	771%	985%	584%	550%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude interest expense from securities sold short.

354	PROSPECTUS

Financial Highlights

High Yield Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$21.98	$20.42	$16.64	$24.31	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.30)	(.26)	(.16)	.69
Net gain (loss) on investments (realized and unrealized)	1.77	3.37	5.39	(3.51)	(1.31)
Total from investment operations	1.50	3.07	5.13	(3.67)	(.62)
Less distributions from:
Net investment income	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Total distributions	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Net asset value, end of period	$22.93	$21.98	$20.42	$16.64	$24.31
Total Return[c]	6.94%	15.21%	31.07%	(16.15%)	(2.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,890	$14,561	$4,800	$5,748	$10,530
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.40%)	(1.37%)	(0.71%)	2.79%
Total expenses	1.49%	1.54%	1.54%	1.57%	1.50%
Portfolio turnover rate	583%	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$21.19	$19.87	$16.33	$24.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.45)	(.45)	(.40)	(.25)	.46
Net gain (loss) on investments (realized and unrealized)	1.73	3.28	5.29	(3.54)	(1.27)
Total from investment operations	1.28	2.83	4.89	(3.79)	(.81)
Less distributions from:
Net investment income	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Total distributions	(.55)	(1.51)	(1.35)	(4.00)	(.07)
Net asset value, end of period	$21.92	$21.19	$19.87	$16.33	$24.12
Total Return[c]	6.16%	14.40%	30.17%	(16.83%)	(3.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,343	$6,129	$3,351	$1,773	$1,001
Ratios to average net assets:
Net investment income (loss)	(2.10%)	(2.13%)	(2.13%)	(1.21%)	1.90%
Total expenses	2.25%	2.28%	2.29%	2.32%	2.22%
Portfolio turnover rate	583%	–	–	–	–

[a]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	355

Financial Highlights

Inverse High Yield Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Period Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$31.99	$38.51	$55.13	$51.26	$50.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.47)	(.63)	(.10)	.54
Net gain (loss) on investments (realized and unrealized)	(3.41)	(6.05)	(15.60)	5.29	.72
Total from investment operations	(3.84)	(6.52)	(16.23)	5.19	1.26
Less distributions from:
Net realized gains	–	–	(.39)	(1.32)	–
Total distributions	–	–	(.39)	(1.32)	–
Net asset value, end of period	$28.15	$31.99	$38.51	$55.13	$51.26
Total Return[c]	(11.98%)	(16.96%)	29.47%	10.17%	2.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$556	$1,512	$2,269	$2,278	$1,673
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.39%)	(1.43%)	(0.19%)	1.09%
Total expenses	1.51%	1.53%	1.54%	1.52%	1.52%
Portfolio turnover rate	–	–	–	–	–

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Period Ended March 31, 2008[a]
Per Share Data
Net asset value, beginning of period	$31.12	$37.77	$54.49	$51.06	$50.00
Income (loss) from investment operations:
Net investment loss[b]	(.55)	(.72)	(.95)	(.52)	(.62)
Net gain (loss) on investments (realized and unrealized)	(3.36)	(5.93)	(15.38)	5.27	1.68
Total from investment operations	(3.91)	(6.65)	(16.33)	4.75	1.06
Less distributions from:
Net realized gains	–	–	(.39)	(1.32)	–
Total distributions	–	–	(.39)	(1.32)	–
Net asset value, end of period	$27.21	$31.12	$37.77	$54.49	$51.06
Total Return[c]	(12.60%)	(17.61%)	(30.00%)	9.34%	2.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$693	$2,535	$2,055	$869	$2,958
Ratios to average net assets:
Net investment loss	(1.87%)	(2.13%)	(2.18%)	(1.00%)	(1.25%)
Total expenses	2.26%	2.28%	2.29%	2.28%	2.26%
Portfolio turnover rate	–	–	–	–	–

[a]	Since commencement of operations: April 16, 2007. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

356	PROSPECTUS

Financial Highlights

U.S. Long Short Momentum Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$14.28	$12.59	$8.62	$13.45	$14.08
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	(.04)	(.07)	.01	(.01)
Net gain (loss) on investments (realized and unrealized)	(1.03)	1.73	4.04	(4.84)	.30
Total from investment operations	(1.00)	1.69	3.97	(4.83)	.29
Less distributions from:
Net realized gains	–	–	–	–	(.93)
Total distributions	–	–	–	–	(.93)
Redemption fees collected	–	– [f]	– [f]	– [f]	.01
Net asset value, end of period	$13.28	$14.28	$12.59	$8.62	$13.45
Total Return[b]	(7.00%)	13.42%	46.06%	(35.91%)	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,510	$25,447	$36,231	$31,925	$49,148
Ratios to average net assets:
Net investment income (loss)	0.21%	(0.33%)	(0.62%)	0.13%	(0.08%)
Total expenses	1.66%	1.71%	1.68%	1.69%	1.65%
Operating expenses[c]	1.66%	1.69%	1.68%	1.69%	1.65%
Portfolio turnover rate	190%	231%	375%	528%	278%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$13.33	$11.85	$8.17	$12.85	$13.58
Income (loss) from investment operations:
Net investment loss[a]	(.07)	(.13)	(.14)	(.07)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.95)	1.61	3.82	(4.61)	.31
Total from investment operations	(1.02)	1.48	3.68	(4.68)	.19
Less distributions from:
Net realized gains	–	–	–	–	(.93)
Total distributions	–	–	–	–	(.93)
Redemption fees collected	–	– [f]	– [f]	– [f]	.01
Net asset value, end of period	$12.31	$13.33	$11.85	$8.17	$12.85
Total Return[b]	(7.65%)	12.49%	45.04%	(36.42%)	0.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,503	$50,381	$64,918	$57,792	$115,136
Ratios to average net assets:
Net investment loss	(0.54%)	(1.08%)	(1.37%)	(0.66%)	(0.80%)
Total expenses	2.41%	2.46%	2.43%	2.44%	2.41%
Operating expenses[c]	2.41%	2.44%	2.43%	2.44%	2.41%
Portfolio turnover rate	190%	231%	375%	528%	278%

PROSPECTUS	357

Financial Highlights (concluded)

U.S. Long Short Momentum Fund

Institutional Class	Period Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$12.39
Income (loss) from investment operations:
Net investment income[a]	.06
Net gain on investments (realized and unrealized)	.88
Total from investment operations	.94
Net asset value, end of period	$13.33
Total Return[b]	7.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)
Ratios to average net assets:	$11
Net investment income	1.29%
Total expenses	1.36%
Portfolio turnover rate	190%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude interest and dividend expense from securities sold short.
[e]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Redemption fees collected are less than $0.01 per share.

358	PROSPECTUS

Financial Highlights

Event Driven and Distressed Strategies Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.86	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.37)	(.33)
Net gain (loss) on investments (realized and unrealized)	(.36)	4.27
Total from investment operations	(.73)	3.94
Less distributions from:
Net realized gains	(.76)	(2.08)
Total distributions	(.76)	(2.08)
Net asset value, end of period	$25.37	$26.86
Total Return[c]	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,595	$11,591
Ratios to average net assets:
Net investment loss	(1.43%)	(1.65%)
Total expenses[d]	1.93%	2.03%
Net expenses[e]	1.85%	1.89%
Portfolio turnover rate	513%	–

C-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.67	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.52)	(.48)
Net gain (loss) on investments (realized and unrealized)	(.40)	4.23
Total from investment operations	(.92)	3.75
Less distributions from:
Net realized gains	(.76)	(2.08)
Total distributions	(.76)	(2.08)
Net asset value, end of period	$24.99	$26.67
Total Return[c]	(3.38%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,022	$1,363
Ratios to average net assets:
Net investment loss	(2.04%)	(2.42%)
Total expenses[d]	2.66%	2.79%
Net expenses[e]	2.60%	2.65%
Portfolio turnover rate	513%	–

PROSPECTUS	359

Financial Highlights (concluded)

Event Driven and Distressed Strategies Fund

Institutional Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.91	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.43)	4.26
Total from investment operations	(.66)	3.99
Less distributions from:
Net realized gains	(.76)	(2.08)
Total distributions	(.76)	(2.08)
Net asset value, end of period	$25.49	$26.91
Total Return[c]	(2.34%)	16.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$329	$59
Ratios to average net assets:
Net investment loss	(0.90%)	(1.42%)
Total expenses[d]	1.61%	1.79%
Net expenses[e]	1.58%	1.65%
Portfolio turnover rate	513%	—

[a]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

360	PROSPECTUS

Financial Highlights

Long Short Equity Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.55	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.59)	(.36)
Net gain on investments (realized and unrealized)	1.41	3.78
Total from investment operations	.82	3.42
Less distributions from:
Net realized gains	(.65)	(1.87)
Total distributions	(.65)	(1.87)
Net asset value, end of period	$26.72	$26.55
Total Return[c]	3.20%	13.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,347	$3,648
Ratios to average net assets:
Net investment loss	(2.25%)	(1.86%)
Total expenses	2.50%	2.52%
Net expenses[d]	2.39%	2.38%
Operating expenses[e]	1.90%	1.90%
Portfolio turnover rate	983%	142%

C-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.40	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.80)	(.49)
Net gain on investments (realized and unrealized)	1.41	3.76
Total from investment operations	.61	3.27
Less distributions from:
Net realized gains	(.65)	(1.87)
Total distributions	(.65)	(1.87)
Net asset value, end of period	$26.36	$26.40
Total Return[c]	2.41%	13.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$278	$191
Ratios to average net assets:
Net investment loss	(3.10%)	(2.48%)
Total expenses	3.32%	3.23%
Net expenses[d]	3.22%	3.08%
Operating expenses[e]	2.65%	2.65%
Portfolio turnover rate	983%	142%

PROSPECTUS	361

Financial Highlights (concluded)

Long Short Equity Strategy Fund

Institutional Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$26.60	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.55)	(.28)
Net gain on investments (realized and unrealized)	1.44	3.75
Total from investment operations	.89	3.47
Less distributions from:
Net realized gains	(.65)	(1.87)
Total distributions	(.65)	(1.87)
Net asset value, end of period	$26.84	$26.60
Total Return[c]	3.46%	14.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131	$54
Ratios to average net assets:
Net investment loss	(2.11%)	(1.45%)
Total expenses	2.30%	2.33%
Net expenses[d]	2.20%	2.19%
Operating expenses[e]	1.65%	1.65%
Portfolio turnover rate	983%	142%

[a]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Operating expenses exclude interest and dividend expense from securities sold short.

362	PROSPECTUS

Financial Highlights

Long Short Interest Rate Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$24.97	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.31)	(.26)
Net gain (loss) on investments (realized and unrealized)	(.81)	.50
Total from investment operations	(1.12)	.24
Less distributions from:
Net realized gains	–	(.27)
Total distributions	–	(.27)
Net asset value, end of period	$23.85	$24.97
Total Return[c]	(4.53%)	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,536	$51,915
Ratios to average net assets:
Net investment loss	(1.32%)	(1.35%)
Total expenses	1.51%	1.54%
Portfolio turnover rate	–	–

C-Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$24.83	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.49)	(.40)
Net gain (loss) on investments (realized and unrealized)	(.81)	.50
Total from investment operations	(1.30)	.10
Less distributions from:
Net realized gains	–	(.27)
Total distributions	–	(.27)
Net asset value, end of period	$23.53	$24.83
Total Return[c]	(5.24%)	0.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,449	$15,086
Ratios to average net assets:
Net investment loss	(2.06%)	(2.12%)
Total expenses	2.26%	2.30%
Portfolio turnover rate	–	–

PROSPECTUS	363

Financial Highlights (concluded)

Long Short Interest Rate Strategy Fund

Institutional Class	Year Ended March 31, 2012	Period Ended March 31, 2011[a]
Per Share Data
Net asset value, beginning of period	$25.01	$25.00
Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.82)	.49
Total from investment operations	(1.07)	.28
Less distributions from:
Net realized gains	—	(.27)
Total distributions	—	(.27)
Net asset value, end of period	$23.94	$25.01
Total Return[c]	(4.28%)	1.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,929	$37,351
Ratios to average net assets:
Net investment loss	(1.06%)	(1.13%)
Total expenses	1.25%	1.30%
Portfolio turnover rate	—	—

[a]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

364	PROSPECTUS

Financial Highlights

All-Asset Conservative Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.81	$10.11	$8.64	$10.74	$10.70
Income (loss) from investment operations:
Net investment income[a]	.15	.14	.12	.28	.26
Net gain (loss) on investments (realized and unrealized)	(.08)	.65	1.52	(2.08)	.12
Total from investment operations	.07	.79	1.64	(1.80)	.38
Less distributions from:
Net investment income	(.14)	(.07)[e]	(.16)[e]	(.14)[e]	(.22)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.16)[e]	(.14)[e]
Total distributions	(.14)	(.09)	(.17)	(.30)	(.36)
Redemption fees collected	–	– [b]	– [b]	– [b]	.02
Net asset value, end of period	$10.74	$10.81	$10.11	$8.64	$10.74
Total Return[c]	0.72%	7.86%	19.02%	(17.05%)	3.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,212	$2,915	$2,805	$2,274	$4,431
Ratios to average net assets:
Net investment income	1.41%	1.39%	1.27%	2.84%	2.39%
Total expenses[d]	–	–	–	–	0.01%
Portfolio turnover rate	134%	112%	174%	230%	119%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.42	$9.82	$8.46	$10.60	$10.65
Income (loss) from investment operations:
Net investment income[a]	.07	.07	.05	.28	.17
Net gain (loss) on investments (realized and unrealized)	(.09)	.62	1.48	(2.12)	.12
Total from investment operations	(.02)	.69	1.53	(1.84)	.29
Less distributions from:
Net investment income	(.14)	(.07)[e]	(.16)[e]	(.14)[e]	(.22)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.16)[e]	(.14)[e]
Total distributions	(.14)	(.09)	(.17)	(.30)	(.36)
Redemption fees collected	–	– [b]	– [b]	– [b]	.02
Net asset value, end of period	$10.26	$10.42	$9.82	$8.46	$10.60
Total Return[c]	(0.12%)	7.07%	18.12%	(17.65%)	2.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,941	$8,683	$9,474	$5,107	$5,074
Ratios to average net assets:
Net investment income	0.65%	0.66%	0.58%	2.87%	1.53%
Total expenses[d]	0.75%	0.75%	0.75%	0.75%	0.75%
Portfolio turnover rate	134%	112%	174%	230%	119%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

PROSPECTUS	365

Financial Highlights

All-Asset Moderate Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.69	$9.84	$7.93	$10.18	$10.56
Income (loss) from investment operations:
Net investment income[a]	.09	.10	.09	.20	.17
Net gain (loss) on investments (realized and unrealized)	.01	.82	1.99	(2.31)	(.24)
Total from investment operations	.10	.92	2.08	(2.11)	(.07)
Less distributions from:
Net investment income	(.10)	(.05)[e]	(.17)[e]	(.02)[e]	(.12)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.12)[e]	(.19)[e]
Total distributions	(.10)	(.07)	(.18)	(.14)	(.31)
Redemption fees collected	–	– [b]	.01	– [b]	– [b]
Net asset value, end of period	$10.69	$10.69	$9.84	$7.93	$10.18
Total Return[c]	1.04%	9.39%	26.34%	(20.85%)	(0.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,036	$8,485	$9,907	$7,907	$10,214
Ratios to average net assets:
Net investment income	0.89%	0.95%	0.94%	2.14%	1.58%
Total expenses[d]	–	–	–	–	0.01%
Portfolio turnover rate	77%	93%	170%	220%	125%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.31	$9.56	$7.77	$10.05	$10.50
Income (loss) from investment operations:
Net investment income[a]	.01	.02	.02	.11	.10
Net gain (loss) on investments (realized and unrealized)	.01	.80	1.94	(2.25)	(.24)
Total from investment operations	.02	.82	1.96	(2.14)	(.14)
Less distributions from:
Net investment income	(.10)	(.05)[e]	(.17)[e]	(.02)[e]	(.12)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.12)[e]	(.19)[e]
Total distributions	(.10)	(.07)	(.18)	(.14)	(.31)
Redemption fees collected	–	– [b]	.01	– [b]	– [b]
Net asset value, end of period	$10.23	$10.31	$9.56	$7.77	$10.05
Total Return[c]	0.30%	8.62%	25.33%	(21.42%)	(1.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,241	$17,815	$19,607	$17,885	$30,282
Ratios to average net assets:
Net investment income	0.12%	0.21%	0.17%	1.22%	0.90%
Total expenses[d]	0.75%	0.75%	0.75%	0.75%	0.76%
Portfolio turnover rate	77%	93%	170%	220%	125%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

366	PROSPECTUS

Financial Highlights

All-Asset Aggressive Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.40	$9.29	$6.98	$9.69	$10.28
Income (loss) from investment operations:
Net investment income[a]	.05	.07	.05	.12	.11
Net gain (loss) on investments (realized and unrealized)	–	1.07	2.37	(2.60)	(.48)
Total from investment operations	.05	1.14	2.42	(2.48)	(.37)
Less distributions from:
Net investment income	(.09)	(.01)[e]	(.10)[e]	(.22)[e]	(.06)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.01)[e]	(.16)[e]
Total distributions	(.09)	(.03)	(.11)	(.23)	(.22)
Redemption fees collected	–	– [b]	– [b]	– [b]	– [b]
Net asset value, end of period	$10.36	$10.40	$9.29	$6.98	$9.69
Total Return[c]	0.61%	12.31%	34.67%	(25.81%)	(3.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,449	$7,134	$6,457	$5,389	$8,596
Ratios to average net assets:
Net investment income	0.48%	0.70%	0.55%	1.40%	1.01%
Total expenses[d]	–	–	–	0.02%	0.01%
Portfolio turnover rate	77%	97%	185%	278%	120%

C-Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$10.01	$9.01	$6.82	$9.56	$10.22
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.01)	(.02)	.05	.06
Net gain (loss) on investments (realized and unrealized)	(.01)	1.04	2.32	(2.56)	(.50)
Total from investment operations	(.03)	1.03	2.30	(2.51)	(.44)
Less distributions from:
Net investment income	(.09)	(.01)[e]	(.10)[e]	(.22)[e]	(.06)[e]
Net realized gains	–	(.02)[e]	(.01)[e]	(.01)[e]	(.16)[e]
Total distributions	(.09)	(.03)	(.11)	(.23)	(.22)
Redemption fees collected	–	– [b]	– [b]	– [b]	– [b]
Net asset value, end of period	$9.89	$10.01	$9.01	$6.82	$9.56
Total Return[c]	(0.17%)	11.47%	33.72%	(26.48%)	(4.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,707	$7,135	$7,063	$4,667	$6,178
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.09%)	(0.21%)	0.59%	0.60%
Total expenses[d]	0.75%	0.75%	0.75%	0.77%	0.76%
Portfolio turnover rate	77%	97%	185%	278%	120%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

PROSPECTUS	367

Financial Highlights

U.S. Government Money Market Fund

Effective upon the close of business on June 15, 2012, the U.S. Government Money Market Fund converted its existing Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and Investor2 Class Shares into a single share class. For financial reporting purposes, the Investor Class Shares’ financial and performance history prior to the conversion has been carried forward and will be reflected in the new share class’ financial highlights. Therefore, the financial information shown in the table below for all periods is for the Fund’s former Investor Class Shares, which were subject to the same fees and expenses as the Fund’s shares offered in this Prospectus.

Investor Class	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	– [a]	– [a]	– [a]	.01	.04
Net gain on investments (realized and unrealized)	– [a]	– [a]	–	–	–
Total from investment operations	– [a]	– [a]	– [a]	.01	.04
Less distributions from:
Net investment income	(–)[a]	(–)[a]	(–)[a]	(.01)	(.04)
Net realized gains	(–)[a]	(–)[a]	–	–	–
Total distributions	(–)[a]	(–)[a]	(–)[a]	(.01)	(.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[b]	0.00%	0.01%	0.01%	1.06%	3.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$607,565	$833,899	$872,765	$1,114,286	$978,584
Ratios to average net assets:
Net investment income	0.00%[e]	0.01%	0.01%	1.02%	3.71%
Total expenses	0.91%	0.94%	0.93%	0.95%	0.93%
Net expenses[c]	0.11%	0.22%	0.37%	0.90%	0.93%
Portfolio turnover rate	–	–	–	–	–

[a]	Less than $0.01 per share.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers.
[e]	Less than 0.01%.

368	PROSPECTUS

Index Publishers Information

STANDARD & POOR’S

The Nova Fund, S&P 500® Fund, Inverse S&P 500® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500® Pure Growth, S&P 500® Pure Value, S&P MidCap 400® Pure Growth, S&P MidCap 400® Pure Value, S&P SmallCap 600® Pure Growth, and S&P SmallCap 600® Pure Value Funds (the “Guggenheim S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or Citigroup Global Markets, Inc. (“Citigroup”). S&P and Citigroup make no representation, condition, warranty, express or implied, to the owners of the Guggenheim S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500 Pure Growth Index, S&P 500 Pure Value Index, S&P MidCap 400 Pure Growth Index, S&P MidCap 400 Pure Value Index, S&P SmallCap 600 Pure Growth Index, and S&P SmallCap 600 Pure Value Index (the “S&P Indices”) to track general stock market performance or provide a basis for superior investment performance. S&P’s and Citigroup’s only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Guggenheim S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Guggenheim S&P Funds into consideration in determining, composing or calculating the S&P Indices. S&P and Citigroup are not responsible for and have not participated in the determination of the prices and amount of the Guggenheim S&P Funds or the timing of the issuance or sale of the Guggenheim S&P Funds or in the determination or calculation of the equation by which the Guggenheim S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Guggenheim S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Guggenheim S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “Standard & Poor’s MidCap 400,” “S&P MidCap 400®,” Standard & Poor’s SmallCap,” “S&P SmallCap 600®,” “S&P 500 Pure Value,” “S&P 500 Pure Growth,” “S&P MidCap 400 Pure Value,” “S&P MidCap 400 Pure Growth,” “S&P SmallCap 600 Pure Value,” and “S&P SmallCap 600 Pure Growth” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES STOXX

STOXX and its licensors (the “Licensors”) have no relationship to Guggenheim Investments (“Licensee”), other than the licensing of the STOXX 50® Index and the related trademarks for use in connection with the Europe 1.25x Strategy Fund.

STOXX and its Licensors do not:

•	Sponsor, endorse, sell or promote the Europe 1.25x Strategy Fund.

•	Recommend that any person invest in the Europe 1.25x Strategy Fund or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Europe 1.25x Strategy Fund.

•	Have any responsibility or liability for the administration, management or marketing of the Europe 1.25x Strategy Fund.

•	Consider the needs of the Europe 1.25x Strategy Fund or the owners of the Europe 1.25x Strategy Fund in determining, composing or calculating the STOXX 50 Index or have any obligation to do so.

PROSPECTUS	369

STOXX and its Licensors will not have any liability in connection with the Europe 1.25x Strategy Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:

•

The results to be obtained by the Europe 1.25x Strategy Fund, the owner of the Europe 1.25x Strategy Fund or any other person in connection with the use of the STOXX 50 Index and the data included in the STOXX 50 Index;

•	The accuracy or completeness of the STOXX 50 Index and its data;

•	The merchantability and the fitness for a particular purpose or use of the STOXX 50 Index and its data;

•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the STOXX 50 Index or its data;

•

Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.

The licensing agreement between the Licensee and STOXX is solely for their benefit and not for the benefit of the owners of the Europe 1.25x Strategy Fund or any other third parties.

NASDAQ OMX GROUP, INC.

The NASDAQ-100® Fund and Inverse NASDAQ-100® Strategy Fund (the “Guggenheim NASDAQ Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Guggenheim NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Guggenheim NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Guggenheim NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Guggenheim NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Guggenheim NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Guggenheim NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Guggenheim NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE GUGGENHEIM NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

NIKKEI INC.

Nikkei Inc. (the “Index Publisher”) does not sponsor, endorse, sell or promote any Guggenheim Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

•	The advisability of investing in index funds;

•	The ability of any index to track stock market performance;

•	The accuracy and/or the completeness of the aforementioned index or any data included therein;

•	The results to be obtained by the Japan 2x Strategy Fund, the investors in the Japan 2x Strategy Fund, or any person or entity from the use of the index or data included therein; and

•	The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

370	PROSPECTUS

Further, the Index Publisher does not:

•	Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

•	Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

•	Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

•	Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if Nikkei Inc. knows that they might occur.

FRANK RUSSELL COMPANY

The Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund and Inverse Russell 2000® Strategy Fund (the “Guggenheim Russell Funds”) are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Guggenheim Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the “Russell Index”) which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Guggenheim Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell’s publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the “Products”) are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. (“ICE Futures”). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index® to track market performance of either Product. ICE Futures’ only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or any data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROSPECTUS	371

CREDIT SUISSE ALTERNATIVE CAPITAL, INC.

The Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund (the “Guggenheim Credit Suisse Funds”) are not sponsored, endorsed, sold or promoted by Credit Suisse Alternative Capital, Inc. (“Credit Suisse”). Credit Suisse makes no representation or warranty, express or implied, to the owners of the Guggenheim Credit Suisse Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim Credit Suisse Funds particularly or the ability of the Credit Suisse Event Driven Liquid Index, Credit Suisse Long/Short Equity Liquid Index, Dow Jones Credit Suisse Event Driven Hedge Fund Index and Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index (the “Credit Suisse Indices”) to track general stock market performance or a segment of the same. Credit Suisse’s publication of the Credit Suisse Indices in no way suggests or implies an opinion by Credit Suisse as to the advisability of investment in any or all of the securities upon which the Credit Suisse Indices are based. Credit Suisse’s only relationship to the Trust is the licensing of certain trademarks and trade names of Credit Suisse and of the Credit Suisse Indices which are determined, composed and calculated by Credit Suisse without regard to the Trust or the Guggenheim Credit Suisse Funds. Credit Suisse is not responsible for and has not reviewed the Guggenheim Credit Suisse Funds nor any associated literature or publications and Credit Suisse makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Credit Suisse reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Credit Suisse Indices. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Guggenheim Credit Suisse Funds.

Credit Suisse does not guarantee the accuracy and/or the completeness of the Credit Suisse Indices or any data included therein and Credit Suisse shall have no liability for any errors, omissions, or interruptions therein. Credit Suisse makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the Guggenheim Credit Suisse Funds, or any other person or entity from the use of the Credit Suisse Indices or any data included therein. Credit Suisse makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Credit Suisse Indices or any data included therein. Without limiting any of the foregoing, in no event shall Credit Suisse have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.

“Credit Suisse Event Driven Liquid Index” and “Credit Suisse Long/Short Liquid Index ” are trademarks of Credit Suisse Alternative Capital, Inc. or one of its affiliates (collectively, “Credit Suisse”), and have been licensed for use for certain purposes by the EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND GUGGENHEIM INVESTMENTS.

The Index is the exclusive property of Credit Suisse. Neither Credit Suisse nor any service provider shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Index or the calculation thereof and neither Credit Suisse nor any service provider shall be under any obligation to advise any person of any error therein.

Neither Credit Suisse nor its Index service provider has any obligation to take the needs of any person into consideration in composing, modifying, determining or calculating the Index (or causing the Index to be calculated). Credit Suisse may modify the Index in its sole discretion at any time without the obligation to notify any party.

Credit Suisse has not published or approved this document and accepts no responsibility for its contents or use. Credit Suisse is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund to be issued, sold, purchased, written or entered into by Licensee or in the determination or calculation of the equation by which the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund are to be converted into cash. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund.

372	PROSPECTUS

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The Funds are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”) nor any of its affiliates, information providers or other third parties (collectively, the “BofAML Parties”) involved in, or related to, compiling, computing or creating the Merrill Lynch Factor Model (the “ML Factor Model”) nor any of Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company or any of the foregoing entities’ affiliates, information providers or other third parties (collectively, the “Component Sponsor Parties”) involved in, or related to, compiling, computing or creating the applicable indices, benchmarks or prices that are components of the ML Factor Model (as applicable, the “Component Sponsor Indices”). Neither the BofAML Parties nor the Component Sponsor Parties, as applicable, have passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds, nor do they make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in Funds particularly or the ability of the ML Factor Model, the Component Sponsor Indices and any data included therein to track general hedge fund or stock market performance. The BofAML Parties’ and the Component Sponsor Parties’ only relationship to Guggenheim Investments and/or the Funds is the licensing by BofA Merrill Lynch of certain trademarks and trade names of BofA Merrill Lynch and of the ML Factor Model. Each of the ML Factor Model, Component Sponsor Indices and any data included therein is determined, composed and calculated by the BofAML Parties and the Component Sponsor Parties without regard to Guggenheim Investments and/or the Funds or the Fund Securities. The BofAML Parties and the Component Sponsor Parties have no obligation to take the needs of Guggenheim Investments and/or the Funds or the owners of the Funds into consideration in determining, composing or calculating the ML Factor Model, Component Sponsor Indices or any data included therein. The BofAML Parties and the Component Sponsor Parties are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into or redeemed for cash. The BofAML Parties and the Component Sponsor Parties have no obligation or liability in connection with the administration, marketing or trading of the Funds.

ALTHOUGH THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE ML FACTOR MODEL AND THE COMPONENT SPONSOR INDICES, AS APPLICABLE, FROM SOURCES THEY CONSIDER RELIABLE, THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN AND THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GUGGENHEIM INVESTMENTS AND/OR THE FUNDS, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BOFAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The ML Factor Model is the exclusive property of, and the names, service marks and other marks related thereto are service marks or trademarks of, Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by Guggenheim Investments, and/or the Funds. The Component Sponsor Indices are the exclusive property of, and the names, service marks and other marks related thereto are service marks or trademarks of, Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company or any of their respective affiliates, as applicable, and have been licensed for use for certain purposes by BofA Merrill Lynch.

No purchaser, seller or holder of the Funds or interest in the Funds, or any other person or entity, should use or refer to any trade name, trademark or service mark of the Component Sponsor Parties, to sponsor, endorse, market or promote the Funds without first contacting the relevant Component Sponsor Party to determine whether its permission is required. Under no circumstances may any person or entity claim any affiliation with a Component Sponsor Party without the prior written permission of that Component Sponsor Party.”

THE BANK OF NEW YORK MELLON

“BNY Mellon”, “BNY Mellon ADR Index” and “BNY Mellon Emerging Markets 50 ADR Index”, a sub-index of “BNY Mellon ADR Index” are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Guggenheim Investments. The Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund (the “Guggenheim BNY

PROSPECTUS	373

Funds”) are based on the BNY Mellon Emerging Markets 50 ADR Index (the “Index”) and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and none of The Bank of New York Mellon or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the Guggenheim BNY Funds or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public. The relationship between The Bank of New York Mellon, on one hand, and Guggenheim Investments, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and the BNY Mellon Emerging Markets 50 ADR Index, which is determined, composed and calculated by The Bank of New York Mellon without regard to Guggenheim Investments or their products. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Guggenheim Investments or the purchasers or owners of their products into consideration in determining, composing or calculating the Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products.

NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE GUGGENHEIM BNY FUNDS, PURCHASERS OR OWNERS OF THE GUGGENHEIM BNY FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

More information about the Index Publishers is located in the SAI.

374	PROSPECTUS

Additional Information

Additional and more detailed information about the Funds is included in the Funds’ SAI dated August 1, 2012. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You also may review and copy documents at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call 202.551.8090. You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.rydex-sgi.com, or writing to Rydex Series Funds at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s U.S. Securities and Exchange Commission registration number is 811-07584.

PROSPECTUS	375

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim eDelivery – a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With eDelivery you can:

—	View online confirmations and statement at your convenience.

—	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

—	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1/ Visit www.rydex-sgi.com and select “Individual Investors”

2/ Click on “eDelivery Sign-Up”

3/ Follow the simple enrollment instructions

If you have questions about eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

(Not part of the Prospectus)

376	PROSPECTUS

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

800.820.0888

WWW.RYDEX-SGI.COM

SERACI-1-0812x0813

PLEASE SEE THE GUGGENHEIM eDELIVERY NOTICE INSIDE THE BACK COVER.

GUGGENHEIM INVESTMENTS LOGO]

GUGGENHEIM INVESTMENTS

SERIES FUNDS

H-CLASS SHARES PROSPECTUS

AUGUST 1, 2012

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL 2x STRATEGY FUND(XXXX)

INVERSE INTERNATIONAL 2x STRATEGY FUND(XXXX)

INVERSE PACIFIC 2x STRATEGY FUND(XXXX)

LATIN AMERICA 2x STRATEGY FUND(XXXX)

INVERSE LATIN AMERICA 2x STRATEGY FUND(XXXX)

INVERSE EUROPE 2x STRATEGY FUND(XXXX)

http://rydex-sgidev/index.html

* The Funds are very different from most mutual funds in that they seek to provide leveraged or leveraged inverse investment results on a daily basis. The Inverse International 2x Strategy, Inverse Pacific 2x Strategy, Inverse Latin America 2x Strategy, and Inverse Europe 2x Strategy Funds pursue investment goals which are inverse to the performance of their respective benchmark, a result opposite of most other mutual funds. The pursuit of such investment goals has the following implications: ☐ The Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Fund is magnified. The effect of leverage on a Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark over a period of time greater than one day. This means that the return of a Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark stated in the Fund’s investment objective for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of a Fund’s stated investment goal (e.g., 2x or -2x) and the cumulative performance of the Fund’s benchmark. The risk of a Fund not achieving its investment objective on a daily basis will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, a Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. ☐ The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy shares of the Funds. ☐ There is no assurance that any Fund will achieve its objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

(Includes Important Information About the Fund; Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

INTERNATIONAL 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The International 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Distribution (12b-1) Fees	0.25%
Other Expenses*	____	%
Total Annual Fund Operating Expenses	____	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$____	$	____

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to one or more foreign countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from $___ billion to $___ billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

2

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

3

The underlying index’s annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index’s highest one-year volatility rate during the five year period is ___%. The underlying index’s annualized performance for the five year period ended [DATE] is ___%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

4

LEVERAGING RISK – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

5

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

6

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

7

INVERSE INTERNATIONAL 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse International 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Distribution (12b-1) Fees	0.25%
Other Expenses*	____	%
Total Annual Fund Operating Expenses	____	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

8

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$____	$____

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from $___ billion to $___ billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

9

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

10

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended June 30, 2011 is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

11

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

12

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

13

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

14

INVERSE PACIFIC 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse Pacific 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the MSCI Pacific IndexSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Distribution (12b-1) Fees	0.25%
Other Expenses*	____	%
Total Annual Fund Operating Expenses	____	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

15

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$____	$	____
PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI Pacific Index consisted of the following [5] developed market countries: [Australia, Hong Kong, Japan, New Zealand, and Singapore]. As of [date], the MSCI Pacific IndexSM included companies with capitalizations ranging from $___ billion to $___ billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

16

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

17

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is         %. The underlying index’s highest one-year volatility rate during the five year period is         %. The underlying index’s annualized performance for the five year period ended June 30, 2011 is         %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

18

GEOGRAPHIC CONCENTRATION IN THE PACIFIC REGION RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. In addition, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

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PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

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PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

21

LATIN AMERICA 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Latin America 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Distribution (12b-1) Fees	0.25%
Other Expenses*	____	%
Total Annual Fund Operating Expenses	____	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$____	$	____

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to one or more foreign countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from $___ billion to $___ billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

23

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

24

The underlying index’s annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index’s highest one-year volatility rate during the five year period is ___%. The underlying index’s annualized performance for the five year period ended [DATE] is ___%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

25

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the Fund’s underlying index is designed to include only blue chip stocks from the four countries’ markets, each country’s economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

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PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

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•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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INVERSE LATIN AMERICA 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse Latin America 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the S&P Latin America 40 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Distribution (12b-1) Fees	0.25%
Other Expenses*	____	%
Total Annual Fund Operating Expenses	____	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$____	$	____

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from $___ billion to $___ billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

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ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

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The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index’s highest one-year volatility rate during the five year period is ____%. The underlying index’s annualized performance for the five year period ended June 30, 2011 is ____%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

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FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the Fund’s underlying index is designed to include only blue chip stocks from the four countries’ markets, each country’s economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

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PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

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PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES—If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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INVERSE EUROPE 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse Europe 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the Dow Jones STOXX 50 IndexSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____%
Distribution (12b-1) Fees	0.25%
Other Expenses*	____%
Total Annual Fund Operating Expenses	____%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$____	$	____

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Stoxx 50 IndexSM is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of [date], the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of $___ billion to $___ billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

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CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

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The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is ___%. The underlying index’s highest one-year volatility rate during the five year period is ____%. The underlying index’s annualized performance for the five year period ended June 30, 2011 is ____%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

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FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

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PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

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PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex Series Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes the H-Class Shares of the International 2x Strategy Fund, Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund and Inverse Europe 2x Strategy Fund (each a “Fund” and together, the “Funds”).

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

Each Fund may change its underlying index or benchmark without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

If the International 2x Strategy Fund and Latin America 2x Strategy Fund meet their respective investment objectives, the value of the Fund’s shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund’s underlying index decreases, the value of the Fund’s shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under “Calculating NAV,” the value of the Fund’s shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

If the Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund meet their respective investment objectives, the value of the Fund’s shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund’s underlying index increases, the value of the Fund’s shares should decrease by 200% of the fair value of the increase in the underlying index (e.g., if the fair value of the underlying index goes up by 5%, the value of the Fund’s shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under “Calculating NAV,” the value of the Fund’s shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund’s investment objective. The Advisor places particular emphasis on controlling risk relative to each Fund’s benchmark in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

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Each Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In managing the Funds, the Advisor uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective for the Funds is to correlate as closely as possible with the performance of each Fund’s underlying index or other benchmark. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The International 2x Strategy Fund and Latin America 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures contracts and options on securities, futures contracts, and stock indices, and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund’s assets. For the Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK LEVERAGED AND INVERSE INVESTMENT RESULTS

The International 2x Strategy Fund and Latin America 2x Strategy Fund (the “Leveraged Funds”) seek daily leveraged investment results. The Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund (the “Leveraged Inverse Funds”) seek to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis. The Leveraged Funds and the Leveraged Inverse Funds may be referred to together as the “Funds.”

As discussed in each Fund’s Summary section, the Funds’ performance is subject to the effects of compounding and leverage, which are discussed in more detail below.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The effect of leverage on a fund will generally cause the fund’s performance to not match or correlate to the performance of the index underlying the fund’s benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund’s benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

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Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the NAV of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund’s benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund’s use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the effect of leverage on fund performance in comparison to the performance of the fund’s underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the effect of leverage, the hypothetical graphs assume: (i) no tracking error (see “Tracking Error Risk” under “Descriptions of Principal Risks”); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund’s performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index’s volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. For example, the average of the most recent five-year historical volatility for the period ending [DATE] of the S&P 500 Index is         %. The S&P 500 Index’s volatility may be more or less significant at any given time. The indices underlying the Funds’ benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average historical volatility for the five-year period ended [DATE] of the indices underlying the Funds’ benchmarks is as follows: MSCI EAFE Index-        %; MSCI Pacific Index-        %; S&P Latin America 40 Index-        %; and Dow Jones STOXX 50 Index-        %. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

MARKET VOLATILITY. Each Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

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Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2x daily leveraged fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x daily leveraged fund widens to approximately -14.8% while the loss for a 2x inverse fund rises to 38.0%. At higher ranges of volatility, there is a chance of a near complete loss of fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, a 2x leveraged inverse fund targeted to the same benchmark would be expected to lose more than 90% of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Benchmark Annualized Volatility Range	Hypothetical 2x Leveraged Fund Loss	Hypothetical 2x Inverse Fund Loss
10%	-1.0%	-2.9%
20%	-3.9%	-11.3%
30%	-8.6%	-23.6%
40%	-14.8%	-38.0%
50%	-22.2%	-52.7%
60%	-30.4%	-66.0%
70%	-39.1%	-77.1%
80%	-47.5%	-85.3%
90%	-56.2%	-91.3%
100%	-64.0%	-95.1%

Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.

Table 2 shows the range of volatility for the indices to which the Funds are benchmarked for the five year period ended [date]. (In historical terms, volatility ranges during this period were extremely high). The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from         % to         %. Since market volatility, like that experienced by the markets recently, has negative implications for funds that rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

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Table 2

Index	Volatility Average for the Five Year Period Ended [DATE]
MSCI EAFE Index	____%
MSCI Pacific Index	____%
S&P Latin America 40 Index	____%
Dow Jones STOXX 50 Index	____%

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Leveraged Fund seeks daily exposure to its target index equal to 200% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Leveraged Fund the risk of total loss of your investment exists in the event of a movement of the Leveraged Fund’s target index in excess of 50% in a direction adverse to the Leveraged Fund (meaning a decline in the value of the target index of a Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund’s target index in excess of 50% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

THE PROJECTED RETURNS OF LEVERAGED FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Leveraged Fund’s underlying index gains 10% for a week, the Leveraged Fund’s shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Leveraged Fund’s or Leveraged Inverse Fund’s daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Leveraged Fund’s or Leveraged Inverse Fund’s performance over that same period.

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The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index affect a Leveraged Fund’s and Leveraged Inverse Fund’s performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Leveraged Fund and Leveraged Inverse Fund over a 10 trading day period and do not reflect expenses of any kind.

TABLE 1: NO CLEAR TREND IN THE MARKET

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%	$90.00	-10.00%	-10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.48%	$81.43	-9.52%	-18.57%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%	$96.23	18.18%	-3.77%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%	$115.48	20.00%	15.48%
Day 5	85	-5.56%	-15.00%	$70.10	-11.11%	-29.90%	$128.31	11.11%	28.31%
Day 6	100	17.65%	0.00%	$94.83	35.29%	-5.17%	$83.03	-35.29%	-16.97%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%	$91.33	10.00%	-8.67%
Day 8	100	5.26%	0.00%	$94.34	10.53%	-5.66%	$81.71	-10.53%	-18.29%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.77%	$73.54	-10.00%	-26.46%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.11%	$80.55	9.52%	-19.45%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Leveraged Fund and Leveraged Inverse Fund for the period which bears little relationship to the performance of the Funds’ target index for the 10 trading day period.

TABLE 2: CLEAR TREND THAT MARKET RISES

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%	$96.00	-4.00%	-4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%	$92.24	-3.92%	-7.76%
Day 3	106	1.92%	6.00%	$112.24	3.85%	12.24%	$88.69	-3.85%	-11.31%
Day 4	108	1.89%	8.00%	$116.47	3.77%	16.47%	$85.34	-3.77%	-14.66%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%	$82.18	-3.70%	-17.82%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.18%	$79.19	-3.64%	-20.81%
Day 7	114	1.79%	14.00%	$129.65	3.57%	29.65%	$76.36	-3.57%	-23.64%
Day 8	116	1.75%	16.00%	$134.20	3.51%	34.20%	$73. 68	-3.51%	-26.32%
Day 9	118	1.72%	18.00%	$138.82	3.45%	38.82%	$71.14	-3.45%	-28.86%
Day 10	120	1.69%	20.00%	$143.53	3.39%	43.53%	$68.73	-3.39%	-31.27%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

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TABLE 3: CLEAR TREND THAT MARKET DECLINES

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	-4.00%	-4.00%	$104.00	4.00%	4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%	$108.24	4.08%	8.24%
Day 3	94	-2.08%	-6.00%	$88.24	-4.17%	-11.76%	$112.76	4.17%	12.76%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%	$117.55	4.26%	17.55%
Day 5	90	-2.17%	-10.00%	$80.82	-4.35%	-19.18%	$122.66	4.35%	22.66%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.78%	$128.12	4.44%	28.12%
Day 7	86	-2.27%	-14.00%	$73.71	-4.55%	-26.29%	$133.94	4.55%	33.94%
Day 8	84	-2.33%	-16.00%	$70.29	-4.65%	-29.71%	$140.17	4.65%	40.17%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.06%	$146.84	4.76%	46.84%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.33%	$154.01	4.88%	54.01%

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

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PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. The risks below may not be applicable to each Fund. Please consult the Fund Summary sections to determine which risks are applicable to a particular Fund.

ACTIVE TRADING RISK– A significant portion of the Fund’s assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

CAPITALIZATION SECURITIES RISK – The Fund’s underlying index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in its underlying index may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components of its underlying index it is subject to the risk that the predominate capitalization range represented in its underlying index may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such securities or industries may be different from that of its underlying index. In addition, the Fund may invest in securities or financial instruments not included in its underlying index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, and interest

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rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

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DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

•	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

•

Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

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EMERGING MARKETS RISK – The Fund may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, and structured notes, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

GEOGRAPHIC CONCENTRATION RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse issuer, political, regulatory, market or economic developments affecting those regions. These risks may be heightened with respect to emerging market countries, which can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. The geographic concentration risks applicable to each Fund are set forth below.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC – The Fund’s investments are concentrated in the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA – While the Fund’s Underlying Index is designed to include only blue chip stocks from the four countries’ markets, each country’s economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on investments in the Fund.

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GEOGRAPHIC CONCENTRATION IN EUROPE – Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end investment companies, which may trade at a discount to their NAV, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940 and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

EXCHANGE-TRADED FUND (ETF) RISK – The Fund may invest in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

LEVERAGING RISK – The Fund achieves exposure to its underlying index through the use of leveraged derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund will engage in transactions and purchase

54

instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses. The value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund’s investment strategies involve the use of leverage. Leverage will also have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to

55

the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and may be affected by a general decline in market segments relating to its underlying index or benchmark. The Fund invests in securities included in, or representative of, its underlying index regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

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STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under “Special Considerations Applicable to the Funds” for additional discussion of this issue.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since each Fund’s inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND	ADVISORY FEE
INTERNATIONAL 2x STRATEGY		%
INVERSE INTERNATIONAL 2x STRATEGY		%
INVERSE PACIFIC 2x STRATEGY		%
LATIN AMERICA 2x STRATEGY		%
INVERSE LATIN AMERICA 2x STRATEGY		%
INVERSE EUROPE 2x STRATEGY		%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital, LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ next scheduled Annual Report or Semi-Annual Report following the Funds’ commencement of operations.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the day-to-day management of each Fund.

Michael P. Byrum, CFA, Senior Vice President – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector

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Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders

Each Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early—such as on days in advance of holidays generally observed by the NYSE—the Funds will calculate NAV as of

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the earlier closing time in accordance with the policies set forth in the Funds’ SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Guggenheim Investments web site—www.rydex-sgi.com.

The Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds’ securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

BUYING, SELLING AND EXCHANGING FUND SHARES

H-Class Shares are offered directly through Rydex Fund Services, LLC and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions – buy, sell or exchange shares of the Funds directly with Guggenheim Investments. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit the “Customer Service Center” tab of www.rydex-sgi.com.

For investors without a financial professional, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements applicable to IRA accounts held at Guggenheim Investments. Investors with a financial professional should refer to the “Buying Fund Shares” and “Selling Fund Shares” sections of this Prospectus.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

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TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

•	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

•	Attach a copy of the trust document when establishing a trust account.

•

When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this supporting documentation may result in a delay in processing your application.

•

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

•	Be sure to sign the application.

•

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early – or as otherwise permitted by the U.S. Securities and Exchange Commission (the “SEC”) – the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Funds calculate NAV earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the SAI and Guggenheim Investments will post advance notice of early NYSE and Bond Market closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Funds’ transfer agent, Rydex Distributors, LLC (the “Distributor”), or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD	FUND	CUT-OFF TIME
By Mail	All Funds	Market Close

By Phone	Latin America 2x Strategy Fund Inverse Latin America 2x Strategy Fund	3:30 P.M., Eastern Time

	International 2x Strategy Fund Inverse International 2x Strategy Fund Inverse Pacific 2x Strategy Fund Inverse Europe 2x Strategy Fund	3:45 P.M., Eastern Time

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By Internet	Latin America 2x Strategy Fund Inverse Latin America 2x Strategy Fund	3:45 P.M., Eastern Time

	International 2x Strategy Fund Inverse International 2x Strategy Fund Inverse Pacific 2x Strategy Fund Inverse Europe 2x Strategy Fund	3:50 P.M., Eastern Time

By Financial Intermediary	All Funds	Market Close*

*	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

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TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds’ next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell shares of the Funds. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amount applicable to purchases of H-Class Shares of the Funds, please see the Funds’ summary sections earlier in this Prospectus.

Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund must report cost basis information to you and the Internal Revenue Service (“IRS”) when covered shares are redeemed. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. If you wish to choose another default cost basis method for your account you may select among FIFO (“first-in-first-out”), LIFO (“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the IRS.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about the new cost basis reporting laws applies to them. For more information, please see “Cost Basis.”

For additional discussion of the average cost method, see “Redemption Procedures.”

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PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Funds for accounts opened directly. The Funds do not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Funds typically do not accept third-party checks. Fund management reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

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You may buy shares and send your purchase proceeds by any of the following methods:

	Initial Purchase	Subsequent Purchases
BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.

Complete the account application that corresponds to the type of account you are opening.

•      Make sure to designate the Fund(s) you want to purchase.

•      Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•      your name

•      your shareholder account number

•      the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

	Initial Purchase	Subsequent Purchases
	Complete and submit the account application that corresponds to the type of account you are opening.	Be sure to designate in your wire instructions the Fund(s) you want to purchase.

BY WIRE Guggenheim Investments Client Services phone number: 800.820.0888 or 301.296.5100

Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

•      Make sure to designate the Fund(s) you want to purchase.

•      Make sure your investment meets the account minimum.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

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•      Account Number

•      Fund Name

•      Amount of Wire

•      Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

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BY ACH (FAX) Guggenheim Investments Fax number: 301.296.5103	Initial Purchase	Subsequent Purchases

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

•      Make sure to designate the Fund(s) you want to purchase.

•      Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

•      your name

•      your shareholder account number

•      the Fund(s) you want to purchase

•      ACH bank information (if not on record).

BY ACH (PHONE)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instruction on file, you may submit your purchase request by contacting Guggenheim Investments Client Services at 800.820.0888.

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.traderydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

•	if your bank does not honor your check for any reason

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

•	if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund(s) may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund(s) NAV decreases in value from the time of your order to the time of its cancellation, the Fund(s) will hold you liable for any losses that it incurs as a result of your cancelled order.

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SELLING FUND SHARES

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds, you may send redemption orders to Guggenheim Investments by:

MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX

301.296.5103

If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)

BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

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•	your name

•	your shareholder account number

•	Fund name(s)

•	dollar amount or number of shares you would like to sell

•	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

•	signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost, such shareholders must choose a default cost basis method among FIFO, LIFO or HIFO with respect to their account. Shareholders who choose not to use the default cost basis method (i.e., the average cost basis method) may instead specifically identify the shares to be sold at the time of redemption or exchange. Shareholders using the specific identification method are expected to provide lot selection information along with their redemption or exchange request. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used. Shareholders who wish to use the specific identification method for identifying lots of shares sold, however, are not permitted to use the average cost basis method.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting laws applies to them. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

Distributions from 403(b) accounts may require employer or plan administrator approval.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or

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ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into shares of the U.S. Government Money Market Fund as of the date of the redemption. If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a signature guarantee, and may not be faxed. If you request proceeds to be sent to an address of record that has been changed within the previous 10 business days, a signature guarantee also is required and may not be faxed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into shares of the U.S. Government Money Market Fund. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

For partial redemption checks, the proceeds will be deposited into shares of the U.S. Government Money Market Fund.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Funds will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

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LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum account balance. However, the Funds will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for H-Class Shares of any other Rydex Series Fund or Rydex Dynamic Fund, as applicable, on the basis of the respective NAVs of the shares involved. Investors also may make exchanges on any Business Day of H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for shares of the U.S. Government Money Market Fund.

The Guggenheim Investments family of funds currently includes each series of Rydex Series Funds and Rydex Dynamic Funds (collectively, the “Rydex Funds”), and the Security Equity Fund, the Security Large Cap Value Fund, the Security Mid Cap Growth Fund, and the Security Income Fund (collectively, the “Security Funds”). For more information about the Security Funds’ exchange privileges with the U.S. Government Money Market Fund, please read the Security Funds Prospectus, which is available by calling Guggenheim Investments Client Services at 800.020.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com. Exchanges of Fund shares for shares of another Guggenheim Investments fund will be subject to the purchaser eligibility requirements of the applicable share class of that Guggenheim Investments fund, which may include initial investment amount and account balance requirements, as disclosed in that Guggenheim Investment fund’s prospectus.

Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds’ transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

While many of the Rydex Series Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, certain funds in the Guggenheim Investments family of funds do not allow unlimited trading. If you are contemplating an exchange for shares of any fund not offered in this Prospectus, you should obtain and review that fund’s current prospectus before making the exchange. You can obtain a prospectus for any fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

The exchange privilege may be modified or discontinued at any time.

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EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds you may send exchange requests to Guggenheim Investments by:

MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX	301.296.5103 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100

INTERNET	Follow the directions on the Guggenheim Investments website - Visit www.traderydex.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

•	your name

•	your shareholder account number

•	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

•	dollar amount, number of shares or percentage of Fund position involved in the exchange

•	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

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DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the value of the shareholder’s account is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds also may place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Funds through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100. If you own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE – 1(800) 717-7776

You may access information about the Funds and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to Fund information including NAVs, daily factors, fund assets (fund assets information is available for most funds) and distributions as well as balance and history information on your Guggenheim Investments account.

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SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Funds’ transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), Simple, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), Simple and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption.

Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent Trading Policy. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds’ Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may

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result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds’ ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

H-CLASS SHARES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to H-Class Shares that allows each Fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services at an annual rate not to exceed 0.25% of average daily net assets. The Funds also have adopted a Shareholder Services Plan that allows the Funds to pay Service Providers providing shareholder services a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of each Fund. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses shown in the “Fees and Expenses of the Fund” tables in this Prospectus. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Funds. The level of payments made to dealers will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor also may pay expenses associated with meetings conducted by dealers that facilitate educating financial advisers and shareholders about the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

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DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $25 or less may be automatically reinvested.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

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TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it timely distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships (“Qualifying Income”).

Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•

The dividends you receive from the Funds will be taxed as either ordinary income dividends, qualified dividend income, or capital gain dividends. Dividends that are qualified dividend income, if any, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

78

•

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Distributions paid in January but declared by the Funds in October, November or December of the previous year will be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

•

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. As noted above, certain shareholders also may be subject to the 3.8% Medicare contribution tax on capital gains realized on the sale or exchange of shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

COST BASIS

Legislation passed by Congress in 2008 requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for covered shares (those generally purchased on or after January 1, 2012, and sold on or after that date). In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Funds also will be required to report the cost basis information for such covered shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund covered shares, the Funds will permit Fund shareholders to elect from among several IRS- accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the

79

Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on trade date of each such sale of Fund shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.

INDEX PUBLISHERS INFORMATION

[TO BE PROVIDED BY AMENDMENT]

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ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the Funds’ SAI dated August 1, 2012. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You also may review and copy documents at the U.S. Securities and Exchange Commission Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call 202.551.8090. You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.rydex-sgi.com, or writing to Rydex Series Funds at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s U.S. Securities and Exchange Commission registration number is 811-07584.

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http://rydex-sgidev/index.html

805 KING FARM BOULEVARD

SUITE 600

ROCKVILLE, MD 20850

800.820.0888

www.rydex-sgi.com

GUGGENHEIM INVESTMENTS LOGO]

GUGGENHEIM INVESTMENTS SERIES FUNDS

A-CLASS AND C-CLASS SHARES PROSPECTUS

AUGUST 1, 2012

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL 2x STRATEGY FUND (A-CLASS: XXXX) (C-CLASS: XXXX)

INVERSE INTERNATIONAL 2x STRATEGY FUND (A-CLASS: XXXX) (C-CLASS: XXXX)

INVERSE PACIFIC 2x STRATEGY FUND (A-CLASS: XXXX) (C-CLASS: XXXX)

LATIN AMERICA 2x STRATEGY FUND (A-CLASS: XXXX) (C-CLASS: XXXX)

INVERSE LATIN AMERICA 2x STRATEGY FUND (A-CLASS: XXXX) (C-CLASS: XXXX)

INVERSE EUROPE 2x STRATEGY FUND (A-CLASS: XXXX) (C-CLASS: XXXX)

http://rydex-sgidev/index.html

* The Funds are very different from most mutual funds in that they seek to provide leveraged or leveraged inverse investment results on a daily basis. The Inverse International 2x Strategy, Inverse Pacific 2x Strategy, Inverse Latin America 2x Strategy, and Inverse Europe 2x Strategy Funds pursue investment goals which are inverse to the performance of their respective benchmark, a result opposite of most other mutual funds. The pursuit of such investment goals has the following implications: The Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Fund is magnified. The effect of leverage on a Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark over a period of time greater than one day. This means that the return of a Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark stated in the Fund’s investment objective for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of a Fund’s stated investment goal (e.g., 2x or -2x) and the cumulative performance of the Fund’s benchmark. The risk of a Fund not achieving its investment objective on a daily basis will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, a Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy shares of the Funds. There is no assurance that any Fund will achieve its objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

(Includes Important Information About the Fund; Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

INTERNATIONAL 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The International 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page             of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page             of the Fund’s Statement of Additional Information (the “SAI”).

	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	%	%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses*	%	%
Total Annual Fund Operating Expenses	%	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

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EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A-Class Shares	$	$
C-Class Shares	$	$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
C-Class Shares	$	$

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to one or more foreign countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,

2

Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from $            billion to $            billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

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Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended [DATE] is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended [DATE] is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

4

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

5

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

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PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES—The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

• $1,000 for retirement accounts

• $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

7

INVERSE INTERNATIONAL 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse International 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page             of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page             of the Fund’s Statement of Additional Information (the “SAI”).

	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

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Management Fees	%	%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses*	%	%
Total Annual Fund Operating Expenses	%	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A-Class Shares	$	$
C-Class Shares	$	$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
C-Class Shares	$	$

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [date] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark,

9

Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of [date], the MSCI EAFE Index included companies with capitalizations ranging from $            billion to $            billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. .. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

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Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended June 30, 2011 is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

11

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

12

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

13

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES—The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

• $1,000 for retirement accounts

• $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION—Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES—If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related

14

services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

15

INVERSE PACIFIC 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse Pacific 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the MSCI Pacific IndexSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page             of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page             of the Fund’s Statement of Additional Information (the “SAI”).

	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

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Management Fees	%	%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses*	%	%
Total Annual Fund Operating Expenses	%	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A-Class Shares	$	$
C-Class Shares	$	$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
C-Class Shares	$	$

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As

17

of [date], the MSCI Pacific Index consisted of the following [5] developed market countries: [Australia, Hong Kong, Japan, New Zealand, and Singapore]. As of [date], the MSCI Pacific IndexSM included companies with capitalizations ranging from $            billion to $            billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

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Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended June 30, 2011 is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

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EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC REGION RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. In addition, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

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NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

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PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES—The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

• $1,000 for retirement accounts

• $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

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TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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LATIN AMERICA 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Latin America 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page             of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page             of the Fund’s Statement of Additional Information (the “SAI”).

	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	%	%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses*	%	%
Total Annual Fund Operating Expenses	%	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

24

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A-Class Shares	$	$
C-Class Shares	$	$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
C-Class Shares	$	$

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to one or more foreign countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from

25

$            billion to $            billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

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Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended [DATE] is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended [DATE] is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

27

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the Fund’s underlying index is designed to include only blue chip stocks from the four countries’ markets, each country’s economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK – The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

28

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

29

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

• $1,000 for retirement accounts

• $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

30

INVERSE LATIN AMERICA 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse Latin America 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the S&P Latin America 40 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page             of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page             of the Fund’s Statement of Additional Information (the “SAI”).

	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

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Management Fees	%	%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses*	%	%
Total Annual Fund Operating Expenses	%	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A-Class Shares	$	$
C-Class Shares	$	$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
C-Class Shares	$	$

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin

32

America component of S&P Global 1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from $            billion to $            billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

33

Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended June 30, 2011 is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

34

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the Fund’s underlying index is designed to include only blue chip stocks from the four countries’ markets, each country’s economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

35

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

36

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

• $1,000 for retirement accounts

• $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

37

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

38

INVERSE EUROPE 2x STRATEGY FUND

IMPORTANT INFORMATION ABOUT THE FUND – The Inverse Europe 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, as result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE – The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the inverse (opposite) of the fair value of the Dow Jones STOXX 50 IndexSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page             of this Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page             of the Fund’s Statement of Additional Information (the “SAI”).

	A-CLASS	C-CLASS
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

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Management Fees	%	%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses*	%	%
Total Annual Fund Operating Expenses	%	%

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A-Class Shares	$	$
C-Class Shares	$	$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
C-Class Shares	$	$

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES – The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivatives instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. The Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Stoxx 50 IndexSM is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly

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liquid companies that are leaders in their sectors. As of [date], the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of $            billion to $            billion. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. . In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective NAVs, the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the performance of the underlying index.

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Index Performance		Annualized Volatility
1x	-2x	1x	-2x	1x	-2x	1x
-60%	120%	-60%	120%	-60%	120%	-60%
-50%	100%	-50%	100%	-50%	100%	-50%
-40%	80%	-40%	80%	-40%	80%	-40%
-30%	60%	-30%	60%	-30%	60%	-30%
-20%	40%	-20%	40%	-20%	40%	-20%
-10%	20%	-10%	20%	-10%	20%	-10%
0%	0%	0%	0%	0%	0%	0%
10%	-20%	10%	-20%	10%	-20%	10%
20%	-40%	20%	-40%	20%	-40%	20%
30%	-60%	30%	-60%	30%	-60%	30%
40%	-80%	40%	-80%	40%	-80%	40%
50%	-100%	50%	-100%	50%	-100%	50%
60%	-120%	60%	-120%	60%	-120%	60%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2011 is             %. The underlying index’s highest one-year volatility rate during the five year period is             %. The underlying index’s annualized performance for the five year period ended June 30, 2011 is             %.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

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DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

LEVERAGING RISK –The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

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NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the

44

Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES—The minimum initial investment amounts for A-Class Shares or C-Class Shares accounts held through a third party (e.g., a brokerage account) are:

• $1,000 for retirement accounts

• $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION—Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES—If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank),

45

the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

Rydex Series Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes the A-Class Shares and C-Class Shares of the International 2x Strategy Fund, Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund and Inverse Europe 2x Strategy Fund (each a “Fund” and together, the “Funds”).

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

Each Fund may change its underlying index or benchmark without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.

If the International 2x Strategy Fund and Latin America 2x Strategy Fund meet their respective investment objectives, the value of the Fund’s shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund’s underlying index decreases, the value of the Fund’s shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under “Calculating NAV,” the value of the Fund’s shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

If the Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund meet their respective investment objectives, the value of the Fund’s shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund’s underlying index increases, the value of the Fund’s shares should decrease by 200% of the fair value of the increase in the underlying index (e.g., if the fair value of the underlying index goes up by 5%, the value of the Fund’s shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under “Calculating NAV,” the value of the Fund’s shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund’s investment objective. The Advisor places particular emphasis on controlling risk relative to each Fund’s benchmark in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

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Each Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In managing the Funds, the Advisor uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective for the Funds is to correlate as closely as possible with the performance of each Fund’s underlying index or other benchmark. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The International 2x Strategy Fund and Latin America 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures contracts and options on securities, futures contracts, and stock indices, and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund’s assets. For the Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK LEVERAGED AND INVERSE INVESTMENT RESULTS

The International 2x Strategy Fund and Latin America 2x Strategy Fund (the “Leveraged Funds”) seek daily leveraged investment results. The Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund (the “Leveraged Inverse Funds”) seek to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis. The Leveraged Funds and the Leveraged Inverse Funds may be referred to together as the “Funds.”

As discussed in each Fund’s Summary section, the Funds’ performance is subject to the effects of compounding and leverage, which are discussed in more detail below.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The effect of leverage on a fund will generally cause the fund’s performance to not match or correlate to the performance of the index underlying the fund’s benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund’s benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

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Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the NAV of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund’s benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund’s use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the effect of leverage on fund performance in comparison to the performance of the fund’s underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the effect of leverage, the hypothetical graphs assume: (i) no tracking error (see “Tracking Error Risk” under “Descriptions of Principal Risks”); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund’s performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index’s volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. For example, the average of the most recent five-year historical volatility for the period ending [DATE] of the S&P 500 Index is             %. The S&P 500 Index’s volatility may be more or less significant at any given time. The indices underlying the Funds’ benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average historical volatility for the five-year period ended [DATE] of the indices underlying the Funds’ benchmarks is as follows: MSCI EAFE Index -            %; MSCI Pacific Index -            %; S&P Latin America 40 Index -            %; and Dow Jones STOXX 50 Index -            %. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

MARKET VOLATILITY. Each Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

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Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2x daily leveraged fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x daily leveraged fund widens to approximately -14.8% while the loss for a 2x inverse fund rises to 38.0%. At higher ranges of volatility, there is a chance of a near complete loss of fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, a 2x leveraged inverse fund targeted to the same benchmark would be expected to lose more than 90% of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Benchmark Annualized Volatility Range	Hypothetical 2x Leveraged Fund Loss	Hypothetical 2x Inverse Fund Loss
10%	-1.0%	-2.9%
20%	-3.9%	-11.3%
30%	-8.6%	-23.6%
40%	-14.8%	-38.0%
50%	-22.2%	-52.7%
60%	-30.4%	-66.0%
70%	-39.1%	-77.1%
80%	-47.5%	-85.3%
90%	-56.2%	-91.3%
100%	-64.0%	-95.1%

Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.

Table 2 shows the range of volatility for the indices to which the Funds are benchmarked for the five year period ended [date]. (In historical terms, volatility ranges during this period were extremely high). The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from             % to             %. Since market volatility, like that experienced by the markets recently, has negative implications for funds that rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

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Table 2

Index	Volatility Average for the Five Year Period Ended [DATE]
MSCI EAFE Index		%
MSCI Pacific Index		%
S&P Latin America 40 Index		%
Dow Jones STOXX 50 Index		%

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Leveraged Fund seeks daily exposure to its target index equal to 200% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Leveraged Fund the risk of total loss of your investment exists in the event of a movement of the Leveraged Fund’s target index in excess of 50% in a direction adverse to the Leveraged Fund (meaning a decline in the value of the target index of a Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund’s target index in excess of 50% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

THE PROJECTED RETURNS OF LEVERAGED FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Leveraged Fund’s underlying index gains 10% for a week, the Leveraged Fund’s shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Leveraged Fund’s or Leveraged Inverse Fund’s daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Leveraged Fund’s or Leveraged Inverse Fund’s performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index affect a Leveraged Fund’s and Leveraged Inverse Fund’s performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Leveraged Fund and Leveraged Inverse Fund over a 10 trading day period and do not reflect expenses of any kind.

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TABLE 1: NO CLEAR TREND IN THE MARKET

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%	$90.00	-10.00%	-10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.48%	$81.43	-9.52%	-18.57%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%	$96.23	18.18%	-3.77%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%	$115.48	20.00%	15.48%
Day 5	85	-5.56%	-15.00%	$70.10	-11.11%	-29.90%	$128.31	11.11%	28.31%
Day 6	100	17.65%	0.00%	$94.83	35.29%	-5.17%	$83.03	-35.29%	-16.97%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%	$91.33	10.00%	-8.67%
Day 8	100	5.26%	0.00%	$94.34	10.53%	-5.66%	$81.71	-10.53%	-18.29%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.77%	$73.54	-10.00%	-26.46%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.11%	$80.55	9.52%	-19.45%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Leveraged Fund and Leveraged Inverse Fund for the period which bears little relationship to the performance of the Funds’ target index for the 10 trading day period.

TABLE 2: CLEAR TREND THAT MARKET RISES

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%	$96.00	-4.00%	-4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%	$92.24	-3.92%	-7.76%
Day 3	106	1.92%	6.00%	$112.24	3.85%	12.24%	$88.69	-3.85%	-11.31%
Day 4	108	1.89%	8.00%	$116.47	3.77%	16.47%	$85.34	-3.77%	-14.66%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%	$82.18	-3.70%	-17.82%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.18%	$79.19	-3.64%	-20.81%
Day 7	114	1.79%	14.00%	$129.65	3.57%	29.65%	$76.36	-3.57%	-23.64%
Day 8	116	1.75%	16.00%	$134.20	3.51%	34.20%	$73. 68	-3.51%	-26.32%
Day 9	118	1.72%	18.00%	$138.82	3.45%	38.82%	$71.14	-3.45%	-28.86%
Day 10	120	1.69%	20.00%	$143.53	3.39%	43.53%	$68.73	-3.39%	-31.27%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

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TABLE 3: CLEAR TREND THAT MARKET DECLINES

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	-4.00%	-4.00%	$104.00	4.00%	4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%	$108.24	4.08%	8.24%
Day 3	94	-2.08%	-6.00%	$88.24	-4.17%	-11.76%	$112.76	4.17%	12.76%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%	$117.55	4.26%	17.55%
Day 5	90	-2.17%	-10.00%	$80.82	-4.35%	-19.18%	$122.66	4.35%	22.66%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.78%	$128.12	4.44%	28.12%
Day 7	86	-2.27%	-14.00%	$73.71	-4.55%	-26.29%	$133.94	4.55%	33.94%
Day 8	84	-2.33%	-16.00%	$70.29	-4.65%	-29.71%	$140.17	4.65%	40.17%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.06%	$146.84	4.76%	46.84%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.33%	$154.01	4.88%	54.01%

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

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PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. The risks below may not be applicable to each Fund. Please consult the Fund Summary sections to determine which risks are applicable to a particular Fund.

ACTIVE TRADING RISK– A significant portion of the Fund’s assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

CAPITALIZATION SECURITIES RISK – The Fund’s underlying index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in its underlying index may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components of its underlying index it is subject to the risk that the predominate capitalization range represented in its underlying index may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

CORRELATION AND COMPOUNDING RISK – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such securities or industries may be different from that of its underlying index. In addition, the Fund may invest in securities or financial instruments not included in its underlying index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, and interest

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rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may

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expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

•	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

•

Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

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EMERGING MARKETS RISK – The Fund may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, and structured notes, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

GEOGRAPHIC CONCENTRATION RISK – Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse issuer, political, regulatory, market or economic developments affecting those regions. These risks may be heightened with respect to emerging market countries, which can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. The geographic concentration risks applicable to each Fund are set forth below.

GEOGRAPHIC CONCENTRATION IN THE PACIFIC – The Fund’s investments are concentrated in the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA – While the Fund’s Underlying Index is designed to include only blue chip stocks from the four countries’ markets, each country’s economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on investments in the Fund.

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GEOGRAPHIC CONCENTRATION IN EUROPE – Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end investment companies, which may trade at a discount to their NAV, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940 and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

EXCHANGE-TRADED FUND (ETF) RISK – The Fund may invest in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

LEVERAGING RISK – The Fund achieves exposure to its underlying index through the use of leveraged derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund will engage in transactions and purchase

58

instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses. The value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund’s investment strategies involve the use of leverage. Leverage will also have the effect of magnifying tracking error.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to

59

the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK – The Fund is not actively managed and may be affected by a general decline in market segments relating to its underlying index or benchmark. The Fund invests in securities included in, or representative of, its underlying index regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

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STATUS AS A REGULATED INVESTMENT COMPANY RISK – The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under “Special Considerations Applicable to the Funds” for additional discussion of this issue.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since each Fund’s inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND	ADVISORY FEE
INTERNATIONAL 2x STRATEGY		%
INVERSE INTERNATIONAL 2x STRATEGY		%
INVERSE PACIFIC 2x STRATEGY		%
LATIN AMERICA 2x STRATEGY		%
INVERSE LATIN AMERICA 2x STRATEGY		%
INVERSE EUROPE 2x STRATEGY		%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital, LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ next scheduled Annual Report or Semi-Annual Report following the Funds’ commencement of operations.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the day-to-day management of each Fund.

Michael P. Byrum, CFA, Senior Vice President – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector

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Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders

Each Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early—such as on days in advance of holidays generally observed by the NYSE—the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds’ SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Guggenheim Investments web site—www.rydex-sgi.com.

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The Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds’ securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

BUYING, SELLING AND EXCHANGING FUND SHARES

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

The Funds reserve the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you.

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions – buy, sell or exchange shares of the Funds directly with Guggenheim Investments. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit the “Customer Service Center” tab of www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

•	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

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•	Attach a copy of the trust document when establishing a trust account.

•

When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this supporting documentation may result in a delay in processing your application.

•

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

•	Be sure to sign the application.

•

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early – or as otherwise permitted by the U.S. Securities and Exchange Commission (the “SEC”) – the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Funds calculate NAV earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the SAI and Guggenheim Investments will post advance notice of early NYSE and Bond Market closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Funds’ transfer agent, Rydex Distributors, LLC (the “Distributor”), or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD	FUND	CUT-OFF TIME
By Mail	All Funds	Market Close
By Phone	Latin America 2x Strategy Fund Inverse Latin America 2x Strategy Fund	3:30 P.M., Eastern Time
	International 2x Strategy Fund Inverse International 2x Strategy Fund Inverse Pacific 2x Strategy Fund Inverse Europe 2x Strategy Fund	3:45 P.M., Eastern Time

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By Internet	Latin America 2x Strategy Fund Inverse Latin America 2x Strategy Fund	3:45 P.M., Eastern Time
	International 2x Strategy Fund Inverse International 2x Strategy Fund Inverse Pacific 2x Strategy Fund Inverse Europe 2x Strategy Fund	3:50 P.M., Eastern Time
By Financial Intermediary	All Funds	Market Close*

*	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

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TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds’ next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell shares of the Funds. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. The NAV plus the sales charge is the “offering price.” However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or greater	*	*

*	For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge (“CDSC”) based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

In addition to the information in this Prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the “Customer Service Center” tab of www.rydex-sgi.com, from the SAI or from your financial adviser.

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HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your family may combine your Fund holdings to reduce your sales charge.

•

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Series Fund and Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (offered in a separate prospectus) that you already own. Current share value may be more or less than at the time of purchase due to price fluctuations and account activity. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund with A-Class Shares of any other Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

•

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Series Funds, Rydex Dynamic Funds, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

A LOI may be revised during the 13-month period. Additional A-Class Shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A LOI may be obtained from the Funds.

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•

Reinstatement Privilege. If you have redeemed A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund within the past 30 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 30 days of your redemption.

SALES CHARGE WAIVERS

A-Class Shares of the Funds may be purchased at NAV by the following:

•	Directors and officers of the Funds or any other mutual funds managed by the Advisor or one or more of its affiliates;

•	Directors, officers and employees of Guggenheim Partners, LLC and spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews of such directors, officers and employees;

•	Any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above;

•	Retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and

•

Officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the funds.

•	A registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of investors;

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•

A registered broker-dealer or registered investment advisor not affiliated with a broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services including investment accounts for which a “wrap fee” is imposed;

•

A-Class Shares of the Funds may be purchased by customers of financial intermediaries that have a contractual arrangement with the Distributor or Advisor where such contract provides for the waiver of the front-end sales charge; and

•

When the purchase is made by retirement plans that: (1) buy shares of the Funds worth $50,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify it expects to have annual plan purchases of shares of the Funds of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Funds relating to such plans; (5) have at the time of purchase, aggregate assets of at least $1,000,000 (purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of purchase).

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Guggenheim Investments fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

•	A-Class Shares purchased by reinvesting dividends and distributions.

•

When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund, unless you are exchanging shares of the U.S. Government Money Market Fund, that have not previously been subject to a sales charge.

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C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. Shares that are not subject to the CDSC are redeemed first. Then, shares held the longest will be the first to be redeemed. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC (when applicable) will be waived for the redemption of C-Class Shares under the following circumstances:

•	An initial 1.00% sales commission was not paid to the intermediary at the time of purchase;

•	Upon the death of the shareholder;

•	In connection with the required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code;

•	In connection with distributions from retirement plans qualified under Section 401(a), 401(k), 403(b) of the Internal Revenue Code for:

•	returns of excess contributions to the plan;

•	retirement of a participant in the plan;

•	a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge);

•	financial hardship (as defined in regulations under the Internal Revenue Code) of a participant in a plan;

•	termination of employment of a participant in a plan;

•	any other permissible withdrawal under the terms of the plan.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amounts applicable to purchases of A-Class Shares and C-Class Shares of the Funds, please see the Funds’ summary sections earlier in this Prospectus.

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Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund must report cost basis information to you and the Internal Revenue Service (“IRS”) when covered shares are redeemed. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. If you wish to choose another default cost basis method for your account you may select among FIFO (“first-in-first-out”), LIFO (“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the IRS.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about the new cost basis reporting laws applies to them. For more information, please see “Cost Basis.”

For additional discussion of the average cost method, see “Redemption Procedures.”

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Funds for accounts opened directly. The Funds do not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Funds typically do not accept third-party checks. Fund management reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

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	Initial Purchase	Subsequent Purchases
BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.

Complete the account application that corresponds to the type of account you are opening.

•   Make sure to designate the Fund(s) you want to purchase.

•   Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•   your name

•   your shareholder account number

•   the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

	Initial Purchase	Subsequent Purchases
BY WIRE Guggenheim Investments Client Services phone number: 800.820.0888 or 301.296.5100

Complete and submit the account application that corresponds to the type of account you are opening.

Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

•   Make sure to designate the Fund(s) you want to purchase.

•   Make sure your investment meets the account minimum.

Be sure to designate in your wire instructions the Fund(s) you want to purchase.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

•   Account Number

•   Fund Name

•   Amount of Wire

•   Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

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If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the U.S. Government Money Market Fund.

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BY ACH (FAX) Guggenheim Investments Fax number: 301.296.5103	Initial Purchase	Subsequent Purchases

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

•   Make sure to designate the Fund(s) you want to purchase.

•   Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

•   your name

•   your shareholder account number

•   the Fund(s) you want to purchase

•   ACH bank information (if not on record).

BY ACH (PHONE)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instruction on file, you may submit your purchase request by contacting Guggenheim Investments Client Services at 800.820.0888.

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.traderydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

•	if your bank does not honor your check for any reason

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

•	if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund(s) may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund(s) NAV decreases in value from the time of your order to the time of its cancellation, the Fund(s) will hold you liable for any losses that it incurs as a result of your cancelled order.

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SELLING FUND SHARES

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds, you may send redemption orders to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

FAX

301.296.5103

If you send your redemption order by fax, you must call Guggenheim Investments Client Services at
800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)

BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate
Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

•	your name

•	your shareholder account number

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•	Fund name(s)

•	dollar amount or number of shares you would like to sell

•	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

•	signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost, such shareholders must choose a default cost basis method among FIFO, LIFO or HIFO with respect to their account. Shareholders who choose not to use the default cost basis method (i.e., the average cost basis method) may instead specifically identify the shares to be sold at the time of redemption or exchange. Shareholders using the specific identification method are expected to provide lot selection information along with their redemption or exchange request. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used. Shareholders who wish to use the specific identification method for identifying lots of shares sold, however, are not permitted to use the average cost basis method.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting laws applies to them. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

Distributions from 403(b) accounts may require employer or plan administrator approval.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

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All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into shares of the U.S. Government Money Market Fund as of the date of the redemption. If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a signature guarantee, and may not be faxed. If you request proceeds to be sent to an address of record that has been changed within the previous 10 business days, a signature guarantee also is required and may not be faxed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into shares of the U.S. Government Money Market Fund. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

For partial redemption checks, the proceeds will be deposited into shares of the U.S. Government Money Market Fund.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Funds will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance

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falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum account balance. However, the Funds will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any other fund within the Guggenheim Investments family of funds on the basis of the respective NAVs of the shares involved. Investors also may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Fund for shares of the U.S. Government Money Market Fund.

The Guggenheim Investments family of funds currently includes each series of Rydex Series Funds and Rydex Dynamic Funds (collectively, the “Rydex Funds”), and the Security Equity Fund, the Security Large Cap Value Fund, the Security Mid Cap Growth Fund, and the Security Income Fund (collectively, the “Security Funds”). For more information about the Security Funds’ exchange privileges with the Fund, please read the Security Funds Prospectus, which is available by calling Guggenheim Investments Client Services at 800.020.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

If you exchange your A-Class Shares or C-Class Shares of a Rydex Fund for shares of the U.S. Government Money Market Fund, and your A-Class Shares or C-Class Shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the U.S. Government Money Market Fund. For shareholders that exchange A-Class Shares or C-Class Shares of a Rydex Fund for shares of the U.S. Government Money Market Fund and subsequently exchange shares of the U.S. Government Money Market Fund for A-Class Shares or C-Class Shares of a Rydex Fund, the period of time during which the shareholder held shares of the U.S. Government Money Market Fund will not be counted toward the 12-month holding period applicable to A-Class Shares and C-Class Shares of the Rydex Fund. However, upon a subsequent exchange of shares of the U.S. Government Money Market Fund for A-Class Shares or C-Class Shares of another Rydex Fund, you will be given credit for the period during which you held A-Class Shares or C-Class Shares prior to the exchange of such shares for shares of the U.S. Government Money Market Fund.

Exchanges of Fund shares for shares of another Guggenheim Investments fund will be subject to the purchaser eligibility requirements of the applicable share class of that Guggenheim Investments fund, which may include initial investment amount and account balance requirements, as disclosed in that Guggenheim Investment fund’s prospectus.

While many of the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, certain Guggenheim Investments funds do not allow unlimited trading. If you are contemplating an exchange of shares of a Fund for shares of another Guggenheim Investments fund, you should obtain and review that Guggenheim Investments fund’s current prospectus before making the exchange. You can obtain a prospectus for any Guggenheim Investments fund by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

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Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds’ transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds you may send exchange requests to Guggenheim Investments by:

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MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

FAX	301.296.5103 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100

INTERNET	Follow the directions on the Guggenheim Investments website - Visit www.traderydex.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

•	your name

•	your shareholder account number

•	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

•	dollar amount, number of shares or percentage of Fund position involved in the exchange

•	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

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Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the value of the shareholder’s account is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds also may place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Funds through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100. If you

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own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

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STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE – 1(800) 717-7776

You may access information about the Funds and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to Fund information including NAVs, daily factors, fund assets (fund assets information is available for most funds) and distributions as well as balance and history information on your Guggenheim Investments account.

SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Funds’ transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), Simple, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

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An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), Simple and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption.

Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent Trading Policy. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds’ Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds’ ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to A-Class Shares that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution-related services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act, applicable to C-Class Shares that allows each Fund to pay annual distribution and service fees of 1.00% of the Fund’s average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

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COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses shown in the “Fees and Expenses of the Fund” tables in this Prospectus. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Funds. The level of payments made to dealers will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor also may pay expenses associated with meetings conducted by dealers that facilitate educating financial advisers and shareholders about the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $25 or less may be automatically reinvested.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

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TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it timely distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships (“Qualifying Income”).

Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•

The dividends you receive from the Funds will be taxed as either ordinary income dividends, qualified dividend income, or capital gain dividends. Dividends that are qualified dividend income, if any, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,“ including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

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•

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Distributions paid in January but declared by the Funds in October, November or December of the previous year will be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

•

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. As noted above, certain shareholders also may be subject to the 3.8% Medicare contribution tax on capital gains realized on the sale or exchange of shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

COST BASIS

Legislation passed by Congress in 2008 requires the Funds (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for covered shares (those generally purchased on or after January 1, 2012, and sold on or after that date). In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Funds also will be required to report the cost basis information for such covered shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund covered shares, the

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Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on trade date of each such sale of Fund shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.

INDEX PUBLISHERS INFORMATION

[TO BE PROVIDED BY AMENDMENT]

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ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the Funds’ SAI dated August 1, 2012. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You also may review and copy documents at the U.S. Securities and Exchange Commission Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call 202.551.8090. You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.rydex-sgi.com, or writing to Rydex Series Funds at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s U.S. Securities and Exchange Commission registration number is 811-07584.

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http://rydex-sgidev/index.html

805 KING FARM BOULEVARD

SUITE 600

ROCKVILLE, MD 20850

800.820.0888

www.rydex-sgi.com

GUGGENHEIM INVESTMENTS SERIES FUNDS

STATEMENT OF ADDITIONAL INFORMATION

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

800-820-0888    301-296-5100

WWW.RYDEX-SGI.COM

This Statement of Additional Information (“SAI”) relates to each share class of the series (each, a “Fund” and collectively, the “Funds”) of Rydex Series Funds, the registrant (the “Trust”), listed below.

	Investor Class Shares	Advisor Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	Institutional Class Shares	U.S. Government Money Market Fund Shares
Rydex Domestic Equity - Broad Market Funds
Inverse Mid-Cap Strategy Fund	—	—	RYAGX	RYCLX	RYMHX	—	—
Inverse NASDAQ-100® Strategy Fund	RYAIX	RYAAX	RYAPX	RYACX	—	—	—
Inverse Russell 2000® Strategy Fund	—	—	RYAFX	RYCQX	RYSHX	—	—
Inverse S&P 500 Strategy Fund	RYURX	RYUAX	RYARX	RYUCX	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	RYAHX	RYDCX	RYMDX	—	—
Nova Fund	RYNVX	RYNAX	RYANX	RYNCX	—	—	—
NASDAQ-100® Fund	RYOCX	RYAOX	RYATX	RYCOX	—	—	—
Russell 2000® Fund	—	—	RYRRX	RYROX	RYRHX	—	—
Russell 2000® 1.5x Strategy Fund	—	—	RYAKS	RYCMX	RYMKX	—	—
S&P 500 Fund	—	—	RYSOX	RYSYX	RYSPX	—	—
Rydex Domestic Equity - Pure Style Funds
S&P 500 Pure Growth Fund	—	—	RYLGX	RYGRX	RYAWX	—	—
S&P 500 Pure Value Fund	—	—	RYLVX	RYVVX	RYZAX	—	—
S&P MidCap 400 Pure Growth Fund	—	—	RYMGX	RYCKX	RYBHX	—	—
S&P MidCap 400 Pure Value Fund	—	—	RYMVX	RYMMX	RYAVX	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	RYSGX	RYWCX	RYWAX	—	—
S&P SmallCap 600 Pure Value Fund	—	—	RYSVX	RYYCX	RYAZX	—	—
Rydex Sector Funds
Banking Fund	RYKIX	RYKAX	RYBKX	RYKCX	—	—	—
Basic Materials Fund	RYBIX	RYBAX	RYBMX	RYBCX	—	—	—
Biotechnology Fund	RYOIX	RYOAX	RYBOX	RYCFX	—	—	—
Consumer Products Fund	RYCIX	RYCAX	RYPDX	RYCPX	—	—	—
Electronics Fund	RYSIX	RYSAX	RYELX	RYSCX	—	—	—
Energy Fund	RYEIX	RYEAX	RYENX	RYECX	—	—	—
Energy Services Fund	RYVIX	RYVAX	RYESX	RYVCX	—	—	—
Financial Services Fund	RYFIX	RYFAX	RYFNX	RYFCX	—	—	—
Health Care Fund	RYHIX	RYHAX	RYHEX	RYHCX	—	—	—
Internet Fund	RYIIX	RYIAX	RYINX	RYICX	—	—	—
Leisure Fund	RYLIX	RYLAX	RYLSX	RYLCX	—	—	—
Precious Metals Fund	RYPMX	RYMPX	RYMNX	RYZCX	—	—	—
Retailing Fund	RYRIX	RYRAX	RYRTX	RYRCX	—	—	—
Technology Fund	RYTIX	RYTAX	RYTHX	RYCHX	—	—	—
Telecommunications Fund	RYMIX	RYMAX	RYTLX	RYCSX	—	—	—
Transportation Fund	RYPIX	RYPAX	RYTSX	RYCNX	—	—	—
Utilities Fund	RYUIX	RYAUX	RYUTX	RYCUX	—	—	—
Rydex International Equity Funds
Europe 1.25x Strategy Fund	—	—	RYAEX	RYCEX	RYEUX	—	—
Japan 2x Strategy Fund	—	—	RYJSX	RYJTX	RYJHX	—	—
Emerging Markets 2x Strategy Fund	—	—	RYWTX	RYWUX	RYWVX	—	—
Inverse Emerging Markets 2x Strategy Fund	—	—	RYWWX	RYWZX	RYWYX	—	—
Rydex Specialty Funds
Strengthening Dollar 2x Strategy Fund	—	—	RYSDX	RYSJX	RYSBX	—	—

	Investor Class Shares	Advisor Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	Institutional Class Shares	U.S. Government Money Market Fund Shares
Weakening Dollar 2x Strategy Fund	—	—	RYWDX	RYWJX	RYWBX	—	—
Real Estate Fund	—	—	RYREX	RYCRX	RYHRX	—	—
Rydex Fixed Income Funds
Government Long Bond 1.2x Strategy Fund	RYGBX	RYADX	RYABX	RYCGX	—	—	—
Inverse Government Long Bond Strategy Fund	RYJUX	RYJAX	RYAQX	RYJCX	—	—	—
High Yield Strategy Fund	—	—	RYHDX	RYHHX	RYHGX	—	—
Inverse High Yield Strategy Fund	—	—	RYILX	RYIYX	RYIHX	—	—
Guggenheim Alternatives Funds
U.S. Long Short Momentum Fund	—	—	RYAMX	RYISX	RYSRX	RYQTX	—
Event Driven and Distressed Strategies Fund	—	—	RYDOX	RYDQX	RYDSX	RYDTX	—
Long Short Equity Strategy Fund	—	—	RYJJX	RYJKX	RYJLX	RYJMX	—
Long Short Interest Rate Strategy Fund	—	—	RYBSX	RYBTX	RYBUX	RYBVX	—
GuggenheimAsset Allocation Funds
All-Asset Conservative Strategy Fund	—	—	RYEOX	RYEEX	RYEPX	—	—
All-Asset Moderate Strategy Fund	—	—	RYMOX	RYMYX	RYMLX	—	—
All-Asset Aggressive Strategy Fund	—	—	RYGGX	RYGEX	RYGHX	—	—
Rydex Money Market Fund
U.S. Government Money Market Fund	—	—	—	—	—	—	RYFXX

This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectuses for the Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares, Institutional Class Shares and shares of the Money Market Fund dated August 1, 2012 (each, a “Prospectus” and collectively, the “Prospectuses”). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds’ Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds’ financial statements for the fiscal year ended March 31, 2012 are included in the Funds’ Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated herein by reference.

The date of this SAI is August 1, 2012

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty-seven (57) separate funds that issue a combination of Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares, Institutional Class Shares, and Y-Class Shares. The U.S. Government Money Market Fund offers a single class of shares. The different classes provide for variations in sales charges, certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see “Dividends, Distributions, and Taxes.” The Long Short Interest Rate Strategy Fund, U.S. Government Money Market Fund, All-Asset Aggressive Strategy Fund, All-Asset Conservative Strategy Fund, and All-Asset Moderate Strategy Fund are diversified investment companies.

The “Domestic Equity Funds”
Inverse Mid-Cap Strategy Fund	NASDAQ-100® Fund	S&P MidCap 400 Pure Growth Fund
Inverse NASDAQ-100® Strategy Fund	Russell 2000® Fund	S&P MidCap 400 Pure Value Fund
Inverse Russell 2000® Strategy Fund	Russell 2000® 1.5x Strategy Fund	S&P SmallCap 600 Pure Growth Fund
Inverse S&P 500 Strategy Fund	S&P 500 Fund	S&P SmallCap 600 Pure Value Fund
Mid-Cap 1.5x Strategy Fund	S&P 500 Pure Growth Fund
Nova Fund	S&P 500 Pure Value Fund

The “Sector Funds”
Banking Fund	Energy Services Fund	Retailing Fund
Basic Materials Fund	Financial Services Fund	Technology Fund
Biotechnology Fund	Health Care Fund	Telecommunications Fund
Consumer Products Fund	Internet Fund	Transportation Fund
Electronics Fund	Leisure Fund	Utilities Fund
Energy Fund	Precious Metals Fund

The “International Equity Funds”
Europe 1.25x Strategy Fund	Emerging Markets 2x Strategy Fund
Japan 2x Strategy Fund	Inverse Emerging Markets 2x Strategy Fund

The “Fixed Income Funds”
Government Long Bond 1.2x Strategy Fund	High Yield Strategy Fund
Inverse Government Long Bond Strategy Fund	Inverse High Yield Strategy Fund

The “Alternatives Funds”
U.S. Long Short Momentum Fund	Long Short Equity Strategy Fund
Event Driven and Distressed Strategies Fund	Long Short Interest Rate Strategy Fund

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The “Specialty Funds”
Real Estate Fund	Weakening Dollar 2x Strategy Fund	Strengthening Dollar 2x Strategy Fund

The “Asset Allocation Funds”
All-Asset Conservative Strategy Fund	All-Asset Moderate Strategy Fund	All-Asset Aggressive Strategy Fund

The “Money Market Fund”
U.S. Government Money Market Fund

For the period from April 1, 2000 to April 1, 2007, the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a “master-feeder” structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. On April 1, 2007, the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund began pursuing their respective investment objectives directly and the assets and liabilities of each Fund’s corresponding master fund were transferred to the Fund.

Prior to June 15, 2012, the Money Market Fund offered five separate classes of shares: Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and Investor2 Class Shares. Effective upon the close of business on June 15, 2012, the share classes were converted into a single share class.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Funds’ Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund’s outstanding shares. The investment objective of each Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund) is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the name Guggenheim Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors, LLC and prior to June 30, 2010, PADCO Advisors, Inc., each of which did business under the name Rydex Investments.

The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor or Sub-Advisor (defined below), these strategies will be advantageous to that Fund. The Long Short Interest Rate Strategy Fund is sub-advised by American Independence Financial Services, LLC (“AIFS” or the “Sub-Advisor”). Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives. The following information supplements and should be read in conjunction with the Funds’ Prospectuses.

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The Asset Allocation Funds are “funds of funds.” The Asset Allocation Funds invest their assets in a combination of funds within the same group of affiliated investment companies, the Guggenheim Investments family of funds, and in certain unaffiliated ETFs (the “Asset Allocation underlying funds” or “underlying funds”), as described in the Funds’ Prospectuses. Therefore, unless otherwise stated, the Asset Allocation Funds do not directly invest in the portfolio securities or use the investment techniques of their respective underlying funds. Nonetheless, each Asset Allocation Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of its underlying funds. Each Asset Allocation Fund may, however, borrow money from banks, invest directly in stocks, bonds, and other types of securities, and lend their securities to qualified borrowers. Each Asset Allocation Fund also has obtained exemptive relief that permits it to also invest in financial instruments that may not be securities as defined by the Investment Company Act of 1940 (the “1940 Act”), such as certain types of derivatives.

Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.

Commercial Paper

Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor’s Ratings Services (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). See “Appendix A – Description of Ratings” for a description of commercial paper ratings.

Currency Transactions

Foreign Currencies. The International Equity Funds and Alternatives Funds may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Asset Allocation Funds, certain of the underlying funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

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Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

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•

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

•

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds’ or the underlying funds’ investments is calculated in U.S. dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s or an underlying fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s or the underlying fund’s NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by a Fund or the underlying funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund or the underlying funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s or the underlying funds’ assets also will be affected by the net investment income generated by the money market instruments in which the Fund or the underlying funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Alternatives Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Although the International Equity Funds and the Alternatives Funds do not currently expect to engage in currency hedging, each of the Funds, and in the case of the Asset Allocation Funds, certain of the underlying funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund and certain affiliated underlying funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s or an affiliated underlying fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging

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involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an underlying fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an underlying fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an underlying fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an underlying fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund or an underlying fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or an affiliated underlying fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.

A Fund or an underlying fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or underlying fund has or in which that Fund or underlying fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an underlying fund may also engage in Proxy Hedging. Proxy Hedging is often used when the currency to which a Fund’s or an underlying fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s or an underlying fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s or the underlying fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund or the underlying fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an underlying fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an underlying fund is engaging in Proxy Hedging. If a Fund or an underlying fund enters into a currency hedging transaction, the Fund or the underlying fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

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Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Equity

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Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and/or Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Exchange-Related Securities. The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon

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exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may also invest in principal exchange rate linked securities (“PERLsSM”). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about the time of maturity. The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-

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denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Equity Securities

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity Funds, Sector Funds, International Equity Funds, Alternatives Funds, Specialty Funds, and Asset Allocation Funds may purchase equity securities traded in the U.S. on registered exchanges or the OTC market. The NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, U.S. Long Short Momentum Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds also may purchase equity securities traded on exchanges all over the world. The Funds may invest in the types of equity securities described in more detail below.

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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will

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generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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Initial Public Offerings (“IPOs”). For the Asset Allocation Funds, certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on an underlying fund’s performance likely will decrease as the underlying fund’s asset size increases, which could reduce the underlying fund’s and, thus, an Asset Allocation Fund’s total returns. IPOs may not be consistently available to an underlying fund for investing, particularly as the underlying fund’s asset base grows. Because IPO shares frequently are volatile in price, the underlying funds may hold IPO shares for a very short period of time. This may increase the turnover of the underlying fund’s portfolio and may lead to increased expenses for the underlying fund, such as commissions and transaction costs. By selling IPO shares, the underlying funds may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. An underlying fund’s investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These

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companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

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Warrants. As a matter of non-fundamental policy, the Funds (except for the S&P 500 Fund, Russell 2000® Fund, and Asset Allocation Funds) do not invest in warrants. However, these Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Fixed Income Securities

The Fixed Income Funds, Alternatives Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Asset Allocation Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV. Additional information regarding fixed income securities is described below:

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Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by 1%, the value of a security having an effective duration of two years generally would vary by 2%. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

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Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities. The Specialty Funds, Fixed Income Funds, Alternatives Funds, Asset Allocation Funds, and Money Market Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Corporate Debt Securities. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities. The Money Market Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

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Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Non-Investment-Grade Debt Securities. The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Event Driven and Distressed Strategies Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund’s investment adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of

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a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Event Driven and Distressed Strategies Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

Unrated Debt Securities. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Debt Securities Issued by the International Bank for Reconstruction and Development (“World Bank”). The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

Foreign Issuers

The Domestic Equity Funds, Sector Funds, International Equity Funds, Real Estate Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternatives Funds (except the Long Short Interest Rate Strategy Fund), and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in issuers located outside the U.S. directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the U.S. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the U.S. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

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Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the U.S. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the U.S. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Risk Factors Regarding Europe. The Europe 1.25x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, seek to provide investment results which correlate to the performance of the Dow Jones STOXX 50® Index (the “STOXX 50® Index”). The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union (“EU”) – Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

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The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence than the U.S. market with respect to adverse events generally affecting the market and large investors trading significant blocks of securities.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than regulation imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the EU’s Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. These controls may significantly affect every country in Europe by limiting EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. The EU and its members also face other issues that may affect the region’s economic stability, including historically high levels of unemployment in certain regions, the proposed enlargement of EU membership, and uncertainty surrounding the adoption, amendment, or abandonment of a constitutional treaty.

The need for fiscal and democratic accountability among EMU members is also a very important issue facing Europe. EMU nations facing large public deficits, such as Greece, Ireland, Portugal, and Spain, are in need of economic assistance from other EMU nations. As a condition upon the receipt of such assistance, countries with large public deficits may be required to implement specific economic reforms or meet specific performance levels. A failure on the part of these EMU nations to make these required reforms or achieve these stated objectives may either slow Europe’s overall economic recovery or result in an economic downturn that impacts the value of all European debt securities.

The EU has been extending its influence to the east, but, despite recent reform and privatization, Eastern Europe continues to experience inflation, long-term unemployment, and declining exports. The EU has accepted several new members that were previously behind the Iron Curtain and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies and state-owned industries similar to what existed under the former Soviet Union. A significant portion of the work force is unionized, and many others are unable to find work, contributing to periods of labor and social unrest. Eastern European governments also continue to control a large proportion of the region’s economic activity, and government spending in these countries remains high compared to that of Western Europe. In the past, some of these Eastern European governments expropriated significant amounts of private property without ever settling claims filed by the rightful owners. The securities markets in these countries have fewer protections for its investors, less information available on its corporations, and less trading activity. In addition, compliance with the terms of EMU membership, including tight fiscal and monetary controls and outside restrictions on a country’s ability to subsidize and privatize its industries, may significantly affect the Eastern European economy. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

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Risk Factors Regarding Japan. The Japan 2x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, seek to provide investment results that correlate to the performance of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of the stocks on the First Section – and by extension the market in general – the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan’s industrial structure.

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan’s huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan’s trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation’s financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced. Successful financial sector reform would allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Risk Factors Regarding Emerging Markets. The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for

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such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

In addition, unlike developed countries, many emerging countries’ economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

Many emerging market countries suffer from uncertainty and corruption in their legal and political systems. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future. Similarly, a lack of social, political, and economic among emerging market countries can be common and may lead to social unrest, labor strikes, and civil wars. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These

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events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies are now facing significant difficulties and some economies have fallen into recession.

Futures and Options Transactions

Futures and Options on Futures. The Funds (other than the Money Market Fund), and in the case of the Asset Allocation Funds, certain of the affiliated underlying funds, may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an affiliated underlying fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Funds or the affiliated underlying funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds or the affiliated underlying funds may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund or an underlying fund purchases or sells a futures contract, or sells an option thereon, the Fund or the underlying fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund or the underlying fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the underlying fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the underlying fund may undertake and on the potential increase in the speculative character of the Fund’s or the underlying fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the underlying fund arising from such investment activities.

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A Fund or an underlying fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or the underlying fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or the underlying fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the underlying fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an underlying fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an underlying fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an underlying fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an underlying fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an underlying fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an underlying fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy depends, in part, on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Funds, except for the Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s or each underlying fund’s investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

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A Fund or an underlying fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund or an underlying fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an underlying fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an underlying fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s or an affiliated underlying fund’s investment objective, and except as restricted by a Fund’s or an affiliated underlying fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund or an underlying fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an underlying fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an underlying fund delivers the security upon exercise.

A Fund or an underlying fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an underlying fund may seek to purchase in the future. A Fund or an underlying fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the underlying fund, loss of the premium paid may be offset by an increase in the value of the Fund’s or the underlying fund’s securities or by a decrease in the cost of acquisition of securities by the Fund or the underlying fund.

A Fund or an underlying fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an underlying fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an underlying fund will realize as profit the premium received for such option. When a call option of which a Fund or an underlying fund is the writer is exercised, the Fund or the underlying fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an underlying fund is the writer is exercised, the Fund or the underlying fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

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A Fund or an underlying fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several important respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is determined normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an underlying fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Risks Associated With Commodity Futures Contracts. The Asset Allocation Funds as well as certain of their underlying funds may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund or an underlying fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund or certain of the underlying funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund or an affiliated underlying fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund or underlying fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the

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prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s or underlying fund’s investments to greater volatility than investments in traditional securities.

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Combined Positions. A Fund or an underlying fund may purchase and write options in combination with each other. For example, a Fund or underlying fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Hybrid Instruments

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund, and the Asset Allocation Funds and certain of their underlying funds, may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some security, commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a hybrid instrument also exposes a Funds or underlying fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the NAV of a Fund or underlying fund.

With respect to the Asset Allocation Funds and their respective underlying funds, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds and affiliated underlying funds will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

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Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s and certain of the Asset Allocation Funds’ underlying funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes. Each Fund, and in the case of the Asset Allocation Funds, certain of their underlying funds, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund, Inverse High Yield Strategy Fund, Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an underlying fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund or an underlying fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an underlying fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s or the underlying fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Investment in the Subsidiaries

For the Asset Allocation Funds, certain underlying funds may each invest up to 25% of its total assets in a subsidiary that is wholly-owned by the underlying fund (each a “Subsidiary”). Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. Such underlying funds, as the sole shareholder of their respective Subsidiaries will not have all of the protections offered to investors in registered investment companies. However, since the underlying funds wholly own and control their respective Subsidiaries, and these underlying funds are managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the underlying funds’ or their shareholders. The Board has oversight responsibility for the investment activities of these underlying funds, including each underlying fund’s investment in its Subsidiary and the underlying funds’ role as the sole shareholder of its respective Subsidiary. Also, in managing the Subsidiaries’ portfolio, the Advisor will be subject to the same fundamental and certain other investment restrictions (except for the restriction on the purchase and sale of commodities and commodities contracts applicable to the underlying funds) and will follow the same compliance policies and procedures as the underlying funds.

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Changes in the laws of the United States and/or the Cayman Islands, under which the underlying funds and the Subsidiaries are organized, could result in the inability of the underlying funds and/or their respective Subsidiaries to operate as described in this SAI and could negatively affect the underlying funds and their shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, underlying fund shareholders would likely suffer decreased investment returns.

Investments in Other Investment Companies

The Funds (other than the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. The Asset Allocation Funds will regularly invest up to 100% of their total assets in the underlying funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. The Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several affiliated ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. A Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in,

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and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, the Fees and Expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed to the extent such investments are consistent with its investment objective and policies.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions and Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Internal Revenue Code.

Pooled Investment Vehicles

The Alternatives Funds and Asset Allocation Funds may invest in the securities of pooled vehicles that are not investment companies and, thus, not required to comply with the provisions of the 1940 Act. As a shareholder of such vehicles, a Fund will not have all of the investors protections afforded by the 1940 Act. Such pooled vehicles may be required to comply with the provisions of other federal securities laws, such as the Securities Act of 1933. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If a Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with its own operations.

Portfolio Turnover

As discussed in the Funds’ Prospectuses, the Trust anticipates that investors in the Funds, other than the Alternatives Funds and Asset Allocation Funds, will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectuses. Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Alternatives Funds and Asset Allocation Funds, will be substantial.

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In general, the Advisor manages the Alternatives Funds and Asset Allocation Funds without regard to restrictions on portfolio turnover. The Funds’ investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Alternatives Funds and Asset Allocation Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds’ reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Alternatives Funds and Asset Allocation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

Real Estate Investment Trusts (“REITs”)

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

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Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its investment in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks associated with repurchase transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

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Reverse Repurchase Agreements

The Domestic Equity Funds, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternatives Funds, and Specialty Funds (except the Real Estate Fund), may enter into reverse repurchase agreements as part of a Fund’s investment strategy. In the case of the Asset Allocation Funds, certain of the underlying funds may use reverse repurchase agreements as part of an underlying fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund or an underlying fund of portfolio assets concurrently with an agreement by the Fund or the underlying fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the underlying fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the underlying fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds and the underlying funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the underlying funds. Each Fund or underlying fund will establish a segregated account with the Trust’s custodian bank in which the Fund or the underlying fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s or the underlying fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of Fund assets that can be used in connection with reverse repurchase agreements, no Fund expects to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

Short Sales

The Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Inverse High Yield Strategy Fund will regularly engage in short sales transactions in which a Fund sells a security it does not own. The remaining Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, High Yield Strategy Fund, and Alternatives Funds may also engage in short sales transactions in which a Fund sells a security it does not own. In the case of the Asset Allocation Funds, the Funds may invest in certain underlying funds that may engage in short sales transactions in which an underlying fund sells a security it does not own. To complete such a transaction, a Fund or an underlying fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund or the underlying fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or the underlying fund. Until the security is replaced, the Fund or the underlying fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund or the underlying fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund or the underlying fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund or an underlying fund closes its short position or replaces the borrowed security, the Fund or the underlying fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s or the underlying fund’s short position. Each of the Funds or underlying funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

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Swap Agreements

The Funds (except for the Money Market Fund), and certain of the Asset Allocation Funds’ underlying funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund or an underlying fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund and Inverse High Yield Strategy Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds or the underlying funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s or an

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underlying fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s or an underlying fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the underlying fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s or an underlying fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s or an underlying fund’s illiquid investment limitations. A Fund or an underlying fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund or an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund or Inverse High Yield Strategy Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund or an underlying fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or the underlying fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund or an underlying fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the underlying fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund or an underlying fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund or an underlying fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the underlying fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an underlying fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s or an underlying fund’s risk of loss consists of the net amount of payments that such Fund or underlying fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s or an underlying fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid

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assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s or an underlying fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the underlying funds, and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Time Deposits and Eurodollar Time Deposits

The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.

Tracking Error

The following factors may affect the ability of the Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an underlying fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or underlying fund; (4) an imperfect correlation between the performance of instruments held by a Fund or underlying fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund or underlying fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund’s or underlying fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund’s and Japan 2x Strategy Fund’s respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the NYSE; or (11) market movements that run counter to a leveraged Fund’s or leveraged underlying fund’s investments. Market movements that run counter to a leveraged Fund’s or leveraged underlying fund’s investments will cause some divergence between the Fund or underlying fund and its benchmark over time due

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to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or underlying fund is leveraged. The tracking error of a leveraged Fund or leveraged underlying fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or underlying fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds’ performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds’ respective underlying indices. However, all of the Domestic Equity Funds’, International Equity Funds’, Government Long Bond 1.2x Strategy Fund’s, Inverse Government Long Bond Strategy Fund’s, Strengthening Dollar 2x Strategy Fund’s, and Weakening Dollar 2x Strategy Fund’s performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. Government Securities

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. government securities, and each of the other Funds may invest in U.S. government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and the Alternatives Funds (except for the U.S. Long Short Momentum Fund), and in the case of the Asset Allocation Funds, certain of the underlying funds, may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their

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assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. For the period during which these Agreements were in effect, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

Note About U.S. Government Securities: The U.S. government’s delay in reaching an agreement to increase the U.S. debt ceiling and the ensuing downgrade of the long-term credit rating of U.S. sovereign debt by Standard & Poor’s in August 2011 led to concerns about the potential ramifications of such downgrade and further credit rating downgrades. The cumulative effect of the ratings downgrade on U.S. government securities is still not clear and continued market volatility and fiscal policy pressures could potentially adversely affect the liquidity of the U.S. government securities held by the Fund. Further, the downgrade could continue to have an adverse affect on markets and economies across the globe.

Non-Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Borrowing

While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100® Fund), Sector Funds, International Equity Funds, Fixed Income Funds (except for the Inverse Government Long Bond Strategy Fund), Alternatives Funds, Specialty Funds, and Asset Allocation Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. A Fund may use leverage during periods when the Advisor believes that the Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

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In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Illiquid Securities

Each Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (5% with respect to the Money Market Fund) of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% (5% for the Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an underlying fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an underlying fund may invest in to the Advisor.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the

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Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund generally must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Fixed Income Funds, Long Short Interest Rate Strategy Fund, and Asset Allocation Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero

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coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

Banking Fund

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as the Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.	the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.	for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.	for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

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Basic Materials Fund

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

Biotechnology Fund

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

Consumer Products Fund

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

Electronics Fund

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (“CAD/CAM”), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

Energy Fund

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission,

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refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

Energy Services Fund

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

Financial Services Fund

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.	the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.	for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

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c.	for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Health Care Fund

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

Internet Fund

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

Leisure Fund

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

Precious Metals Fund

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector (“Precious Metals Companies”). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

Retailing Fund

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home

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improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

Technology Fund

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

Telecommunications Fund

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

Transportation Fund

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Utilities Fund

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund’s Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

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The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund’s assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

MORE INFORMATION ABOUT CERTAIN COMPARABLE INDICES

The Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund employ investment methodologies that are similar to those used to compile the indices and benchmarks described below.

Credit Suisse Event Driven Liquid Index

Index Description. The Credit Suisse Event Driven Liquid Index (the “Index”) was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the “Index Sponsor”). The level of the Index reflects the return of a dynamic basket of various market measures (the “Market Factors”), each described below. The Index is not a managed hedge fund and does not track the performance of any specific hedge fund or group of hedge funds. Instead, the Index is designed to correlate to the historical performance of the universe of event driven hedge funds, as represented by the Dow Jones Credit Suisse Event Driven Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors. The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe. The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

Index Calculation. The Index essentially tracks the following:

(i)	Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

(ii)	Hypothetical borrowings to the extent the Index’s exposure to Market Factors is leveraged and related negative accruals; and

(iii)	Certain charges and fees.

The level of the Index at the close of any Index Business Day (the “Index Level”) is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, plus (ii) the Cash Level (as defined below) as of the applicable Index Business Day, plus (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, minus (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, minus (v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date “r”, the term “Factor Shares” means the product of (i) the Index Level on the business day on which the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) (“Posting Date”) and (ii) the quotient of the Factor Weight as established on the Posting Date divided by the Factor Level on the Posting Date. Expressed as a formula, the Factor Shares equal:

FSmr = Vp × FWmp/FLmp

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where,

Vp = the Index Level on the Posting Date (such date, “p”);

FWmp = the Factor Weight of each Market Factor “m”, as determined below under the caption “Iterative Regression Process”, on p (the Posting Date); and

the “Factor Level”, or “FLmp”, equals the level of the relevant Market Factor “m” published by the relevant Factor Publisher (as defined below) on p (the Posting Date). In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The “Cash Level” on any Rebalancing Date, or “CLr”, equals (i) the Index Level on the Rebalancing Date minus (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLr = Vr - S(FSmr × FLmr)

where,

Vr = the Index Level on the Rebalancing Date, “r”; and

FLmr = the Factor Level of each Factor “m” on “r” (the Rebalancing Date).

The “Cash Level” on any Index Business Day “t” that is not a Rebalancing Date, or “CLt”, equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, multiplied by (B) the Cash Rate, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date divided by 360. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLt = CLr + ((CLr - SPr)CRr × dt-r/360)

where,

SPr = the “Short Proceeds” on Rebalancing Date “r”, such that SPr = -Smin(FSmr, 0) × FLmr dt -r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”; and

CRr = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading “Federal funds (effective)”, as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading “EFFECT”). This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day “t”, the “Factor Dividend”, or “FDmr, t-r”, is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor “m” other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non-zero Factor Weight from the Rebalancing Date “r” to the current Index Business Date “t”.

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On any Index Business Day “t”, the “Accrued Holding Rate”, or “AHRTHR, t-r”, equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360. Expressed as a formula, the Accrual Holding Rate equals:

AHRTHR, t-r = Vr × (HRrquarterly × dt- r/360)

where,

HRrquarterly = the “Holding Rate”, which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (i.e., “quarterly”) by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative. The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee. The Holding Rate is currently 0.40%.

On any Index Business Day “t”, the “Accrued Index Adjustment Factor”, or “AIAFIAF, t-r”, equals the accrued Index Adjustment Factor from the previous Rebalancing Date “r” to the current Index Business Day “t” (based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day’s Index Level. Expressed as a formula, the Accrued Index Adjustment Factor equals:

where,

di = the number of days elapsed from the previous Index Business Day “t-1” to the current Index Business Day “t”;

rs = the Index Business Day after the Rebalancing Date “r”; and

dt- r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”.

The “Index Adjustment Factor” or “IAFr” is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

Rebalancing. The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Event Driven Hedge Fund Index (each such date, a “Rebalancing Date”), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index

44

Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the Index Committee shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event. In the case of a staggered rebalancing as described in (ii) above, the Index Committee shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the Index Committee deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index). On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed. The official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Event Driven Hedge Fund Index. Using the immediately preceding 12 months of returns for each Market Factor and the Dow Jones Credit Suisse Event Driven Hedge Fund Index, the Index Sponsor successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

The Market Factors currently include the following liquid, investable market measures:

•

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

•

Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The index is valued daily and is constructed using objective and transparent rules-based methodology.

•	iBoxx Liquid High Yield Bond Index tracks a basket of the most liquid high yield corporate bonds.

•

CDX Credit Basket tracks the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every 6 months and is intended to represent selling protection in the high yield debt universe.

•

Credit Suisse Merger Arbitrage Liquid Index aims to gain broad exposure to the merger arbitrage strategy using a pre-defined quantitative methodology to invest in a liquid, diversified and broadly representative set of announced American and Western European merger deals in accordance with the index rules including certain liquidity and investability criteria. The index is valued daily and is constructed using objective and transparent rules-based methodology.

•

Credit Suisse Illiquidity Premium Liquid Index uses a quantitative methodology to combine liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities. The index is valued daily and is constructed using objective and transparent rules-based methodology.

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Quantitative methods are used to compensate for auto-correlation in returns. The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date. A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor. Only the CDX Credit Basket may be assigned a negative Factor Weight. A Factor Weight of zero indicates that such Market Factor is not included in the Index. As a final step, the Factor Weights as an estimation portfolio are passed through a volatility filter to decrease the risk if necessary to approximately that of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

Date of the Underlying Benchmark’s Commencement. The Index was established on December 31, 2009.

Index Availability. The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol “CSLABLN” (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day. An “Index Business Day” is any day that the financial markets are generally open for trading in New York City.

Merrill Lynch Factor Model

Index Description The Model is a model established by Merrill Lynch International, as model sponsor (the “Model Sponsor”). The value of the Model changes based on the weighted performance of the S&P 500 Total Return Index, EUR-USD Spot Exchange Rate, MSCI EAFE US Dollar Net Total Return Index, MSCI Emerging Markets Free US Dollar Net Total Return Index, Russell 2000 Total Return Index and one-month USD LIBOR (each, a “Model Factor”), each described in the section entitled “The Model Factors”. The Model is not a managed hedge fund and does not track the performance of any hedge fund or group of hedge funds. Instead, the Model is designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds comprising the HFRI Composite Index that may be correlated to and replicated by non-hedge fund, transparent market measures such as the Model Factors. Weightings with respect to all but one of the Model Factors may be negative.

Index Calculation. The Model Sponsor will implement the Model Factor weights (each rounded to the nearest one thousandth) monthly on the second Model Calculation Day (the “Model Rebalancing Day”) immediately succeeding the date on which HFRI publishes the “End Update” for the HFRI Composite Index performance for a given month (the “Publication Date”). The End Update is the third published value for the HFRI Composite Index performance for a given month, the first update being the “Flash Update” (typically published five business days after the end of the relevant month) and the second update being the “Mid Update” (typically published 15 calendar days after the end of the relevant month). The “End Update” for a given month is typically published by HFRI on the first Model Calculation Day of the second month immediately following the month for which performance is being measured. If, however, the End Update has not been published by HFRI by 11:00 a.m., New York City time, on the second Model Calculation Day of the relevant month, then the Mid Update is used in place of the End Update in the regression model used to calculate the new Model Factor weights for that month.

The Model Sponsor will determine the weights for the Model Factors other than one-month USD LIBOR using the linear regression model described below that analyzes the relationship between monthly changes in the HFRI Composite Index, reduced by one-month USD LIBOR (as so reduced, the “adjusted HFRI Composite Index”), and corresponding monthly changes in the level of each Model Factor other than one-month USD LIBOR, in each case, with the exception of the EUR-USD Spot Exchange Rate, also reduced by One-Month

46

USD LIBOR (each an “adjusted Model Factor”). The monthly changes analyzed in the linear regression model for each Model rebalancing span 24 consecutive months, ending with the month for which the most recent HFRI Composite Index monthly return is available (the “Observation Period”). This month is expected to be the second month immediately preceding the applicable Model Rebalancing Day.

By performing a regression analysis over an Observation Period, values for Model Factor weights 1 through 5 can be obtained that will, subject to the parameters described in the next paragraph, produce the highest correlation between the changes in the adjusted HFRI Composite Index values for the 24 monthly subperiods of such Observation Period and the corresponding changes in the five Model Factor values. The weight for the One-Month USD LIBOR Model Factor will be equal to one minus the sum of the weights for the other Model Factors (other than the weight for the EUR-USD Spot Exchange Rate).

The weight of each Model Factor other than One-Month USD LIBOR must have a value equal to or greater than -100% and not more than 100%, except that: (i) the Model Factor weight for the MSCI Emerging Markets Free US Dollar Net Total Return Index must be equal to or greater than 0% and (ii) the Model Factor weight for the Russell 2000 Total Return Index must be equal to or greater than -30%. In the event that the weighting of one or more Model Factors is limited on any Model Rebalancing Day by these minimum and maximum value constraints, the other Model Factor weights will be computed in the regression model as if no constraints had been imposed. Any negative Model Factor weight will have the same effect on the Model Value as if a short position had been created in the applicable Model Factor for such period. In the event that the sum of the Model Factor weights other than that of One-Month USD LIBOR exceeds 100%, the exposure of the Notes to the Model Factors will be hypothetically leveraged.

On each Model Rebalancing Date, a constant is included in the statistical model employed by the Model Sponsor. This constant will be used solely to determine the Model Factor weights and will not be used for the purposes of computing the daily Model closing value.

•	“Model Calculation Day” means a day which is both a Business Day and an Exchange Business Day.

•

“Business Day” means any day other than a Saturday or Sunday that is not a day on which banking institutions in The City of New York are authorized or required by law, regulation or executive order to close and is a day on which those banks are open for dealing in foreign exchange and foreign currency deposits.

•

“Exchange Business Day” means any day upon which all the relevant Exchanges and Related Exchanges are open for trading during their respective regular trading sessions notwithstanding such Exchanges or Related Exchanges closing prior to their scheduled weekday closing time; provided that, in the event that any relevant Exchange or Related Exchange is closed for trading, the Model Sponsor may exclude such Exchange or Related Exchange for the purposes of this definition of Exchange Business Day.

•

“Exchange” means, in respect of each Model Factor comprising the Model, any stock exchange on which a Model Security that is part of that Model Factor is traded and/or any successor stock exchange or trading system on which that Model Security is traded. In the event that a Model Security is listed on more than one exchange or quotation system, the Model Sponsor shall select an exchange or quotation system.

•	“Model Security” means any security traded on an Exchange or a Related Exchange and constituting a Model Factor.

•

“Related Exchange” means, in respect of a Model Security, each exchange, quotation or market system on which options contracts and futures contracts relating to such Model Security are traded, any successor to such exchange, quotation or market system or any substitute exchange, quotation or market system to which trading in futures or options contracts relating to the Model has temporarily

47

relocated; provided that the Model Sponsor has determined that there is comparable liquidity relative to the futures or options contracts relating to the Model Security on such temporary substitute exchange, quotation or market system as on the original Related Exchange.

Daily Model Closing Value. In order to compute the daily Model closing value as of a Model Calculation Day, the Model Calculator will compute the total return on each individual Model Factor for all Model Factors since the most recent Model Rebalancing Day as of such Model Calculation Day (the “Accumulated Model Factor Total Return” or “AMFTR”) in accordance with a proprietary formula. The daily Model closing value is calculated and reported on the Bloomberg and on Reuters websites (and may be reported on any successor page at the sole and absolute discretion of the Model Sponsor) on or prior to the opening of business on the immediately succeeding Model Calculation Day. In addition, the Model Sponsor maintains a website at http://gmi.ml.com/factormodel that displays the daily Model closing values, the weightings of each Model Factor, and the correlation between the Model and the HFRI Composite Index. These Model closing values will not incorporate the Model Adjustment Factor that is used in calculating your return on the Notes. This website includes reference to the web addresses of each of the specific Model Factors where you can find additional information regarding the Model Factors.

The daily Model closing value will in no event be less than zero. If on any Model Calculation Day the daily Model closing value is equal to zero, the daily Model closing value from that time forward will be equal to zero and the Model Sponsor will cease to adjust Model Factor weights on future Model Rebalancing Dates.

If on any Model Calculation Day, there is a Market Disruption Event with respect to any of the Model Factors, the next Model Calculation Day will be the next succeeding Exchange Business Day on which there is no Market Disruption Event; provided that if a Market Disruption Event has occurred on each of the two succeeding Exchange Business Days, then (i) such second succeeding Exchange Business Day will be deemed to be the relevant Model Calculation Day for the Model notwithstanding the occurrence of a Market Disruption Event on such day and (ii) with respect to any such second succeeding Exchange Business Day on which a Market Disruption Event occurs, the value of the disrupted Model Factor(s) on such second succeeding Model Business Day will be the mean, as determined by the Model Sponsor, of the values of the disrupted Model Factor(s) on such trading day obtained from recognized dealers in instruments related to such Model Factor(s) and the component securities of such Model Factor(s) selected by the Model Sponsor (which may not exceed three). Bids of the Model Sponsor or any of its affiliates may be included in the calculation of such mean, but only to the extent that any such bid is the highest of the bids obtained.

For the purposes of the calculations of the daily Model closing values, the one-month USD LIBOR Model Factor shall be the most recently published value of one-month USD LIBOR as of 4:00 A.M. in the city of New York on the immediately preceding Model Rebalancing Day. For more information on how one-month USD LIBOR rates are determined and published, see “The Model Factors – One-Month USD LIBOR”. The one-month Euribor shall be the most recently published value of one-month EURIBOR as of 4:00 a.m. in the city of New York on the immediately preceding Model Rebalancing Day.

In the event of a discontinuation of the publication of the HFRI Composite Index, the Model Factor weights will be fixed at their last rebalanced levels if a successor to the HFRI Composite Index is not selected.

•

“Market Disruption Event” means the occurrence or existence of (i) the failure of the applicable Factor Publisher (as defined below) to publish a closing level for a Model Factor as of the applicable Valuation Time or (ii) an Exchange Disruption which the Model Sponsor determines is material at any time during the one-hour period that ends at the relevant Valuation Time or for any period of more than two hours during the relevant trading day. For the avoidance of doubt, a Market Disruption Event may occur with respect to any of the Model Factors other than one-month USD LIBOR.

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•

“Exchange Disruption” means any event that disrupts or impairs (as determined by the Model Sponsor) the ability of market participants in general (i) to effect transactions in, or obtain market values for, any Model Securities, or (ii) to effect transactions in, or obtain market values for, futures or options contracts relating to a Model Security on any relevant Related Exchange.

•

“Valuation Time” means, in respect of each Model Factor, (i) the scheduled time for the publication by the Model Sponsor of the closing level of a Model Factor or (ii), in the case of an Exchange Disruption, the close of trading on the relevant Exchange on which a Model Security is traded.

Rebalancing. The weights of the Model Factors are adjusted monthly pursuant to a formula that is intended to assign weights that, had they been assigned at the beginning of a 24-month look-back period, would have resulted in the highest correlation during such period between the monthly changes in the Model Factor levels and the monthly changes in the level of the HFRI Fund Weighted Composite Index (“HFRI Composite Index”) published by Hedge Fund Research, Inc. (“HFRI”), subject to certain parameters, as more fully described below under “– Computation of the Model Factor Weights”.

Date of the Underlying Benchmark’s Commencement. January 3, 2003.

Index Availability. The daily Model closing value is calculated and reported on the Bloomberg Reuters websites (and may be reported on any successor page at the sole and absolute discretion of the Model Sponsor) on or prior to the opening of business on the immediately succeeding Model Calculation Day. In addition, the Model Sponsor maintains a website at http://gmi.ml.com/factormodel that displays the daily Model closing values, the weightings of each Model Factor, and the correlation between the Model and the HFRI Composite Index.

Credit Suisse Long/Short Liquid Index

Index Description. The Credit Suisse Long/Short Liquid Index (the “Index”) was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the “Index Sponsor”). The level of the Index reflects the return of a dynamic basket of various market measures (the “Market Factors”), each described below. The Index is not a managed hedge fund and does not track the performance of any specific hedge fund or group of hedge funds. Instead, the Index is designed to correlate to the historical performance of the universe of long short equity hedge funds, as represented by the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors. The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe. The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

Index Calculation. The Index essentially tracks the following:

(i)	Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

(ii)	Hypothetical borrowings to the extent the Index’s exposure to Market Factors is leveraged and related negative accruals; and

(iii)	Certain charges and fees.

The level of the Index at the close of any Index Business Day (the “Index Level”) is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each

49

Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, plus (ii) the Cash Level (as defined below) as of the applicable Index Business Day, plus (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, minus (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, minus (v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date “r”, the term “Factor Shares” means the product of (i) the Index Level on the business day on which the Target Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) (“Posting Date”) and (ii) the quotient of the Factor Weight as established on the Posting Date divided by the Factor Level on the Posting Date. Expressed as a formula, the Factor Shares equal:

FSmr = Vp × FWmp/FLmp

where,

Vp = the Index Level on the Posting Date (such date, “p”);

FWmp = the Factor Weight of each Market Factor “m”, as determined below under the caption “Iterative Regression Process”, on p (the Posting Date); and

the “Factor Level”, or “FLmp”, equals the level of the relevant Market Factor “m” published by the relevant Factor Publisher (as defined below) on p (the Posting Date). In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The “Cash Level” on any Rebalancing Date, or “CLr”, equals (i) the Index Level on the Rebalancing Date minus (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLr = Vr - S(FSmr × FLmr)

where,

Vr = the Index Level on the Rebalancing Date, “r”; and

FLmr = the Factor Level of each Factor “m” on “r” (the Rebalancing Date).

The “Cash Level” on any Index Business Day “t” that is not a Rebalancing Date, or “CLt”, equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, multiplied by (B) the Cash Rate, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date divided by 360. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLt = CLr + ((CLr - SPr)CRr × dt- r/360)

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where,

SPr = the “Short Proceeds” on Rebalancing Date “r”, such that SPr = -Smin(FSmr, 0) × FLmr dt -r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”; and

CRr = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading “Federal funds (effective)”, as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading “EFFECT”). This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day “t”, the “Factor Dividend”, or “FDmr, t-r”, is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor “m” other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non-zero Factor Weight from the Rebalancing Date “r” to the current Index Business Date “t”.

On any Index Business Day “t”, the “Accrued Holding Rate”, or “AHRTHR, t-r”, equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360. Expressed as a formula, the Accrual Holding Rate equals:

AHRTHR, t-r = Vr × (HRrquarterly × dt- r/360)

where,

HRrquarterly = the “Holding Rate”, which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (i.e., “quarterly”) by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative. The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee. The Holding Rate is currently 0.40%.

On any Index Business Day “t”, the “Accrued Index Adjustment Factor”, or “AIAFIAF, t-r”, equals the accrued Index Adjustment Factor from the previous Rebalancing Date “r” to the current Index Business Day “t” (based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day’s Index Level. Expressed as a formula, the Accrued Index Adjustment Factor equals:

where,

di = the number of days elapsed from the previous Index Business Day “t-1” to the current Index Business Day “t”;

rs = the Index Business Day after the Rebalancing Date “r”; and

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dt- r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”.

The “Index Adjustment Factor” or “IAFr” is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

Rebalancing. The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index (each such date, a “Rebalancing Date”), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the Index Committee shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event. In the case of a staggered rebalancing as described in (ii) above, the Index Committee shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the Index Committee deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index). On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed. The official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to, a combination of “Base Factors,” “Style Factors” and “Industry Factors,” and their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. The Index Sponsor successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. At each stage, the algorithm is subject to a Bayesian Information Criterion (described below) that insures that only statistically significant Market Factors are included.

First, the Base Factor Weights are determined by regressing the performance of the Base Factors, which are intended to reflect broad market exposures, against the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index over a 12-month period. Then, Factor Weights are determined by regressing the performance of the Style Factors over a 12-month period, which are intended to approximate the returns from common dynamic trading strategies, against the portion of the Dow Jones Credit

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Suisse Long/Short Equity Hedge Fund Index returns that are not explained by the previous regression. Then, the Base Factors’ returns over a shorter six-month period are regressed against the portion of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index returns that are not explained by the two previous regressions, which may cause the Base Factor Weights to be adjusted to reflect shorter term trends in the Base Factors that may affect the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. Finally, the Industry Sector Weights are determined by similarly regressing the returns of a number of Industry Sector Factors (as defined below), which reflect the performance of various industry sectors, over a six-month period, which may be included to reflect the impact of at most one industry sector over the preceding six months. The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date. A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor. A Factor Weight of zero indicates that such Market Factor is not included in the Index.

Date of the Underlying Benchmark’s Commencement. The Index was established on October 16, 2009.

Index Availability. The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol “CSLABLN” (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day. An “Index Business Day” is any day that the financial markets are generally open for trading in New York City.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Domestic Equity Funds (except the NASDAQ-100® Fund, Russell 2000® Fund, S&P 500 Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund), International Equity Funds, Fixed Income Funds (except the High Yield Strategy Fund), and Specialty Funds (except the Real Estate Fund), present certain risks, some of which are further described below.

Leverage. The Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Government Long Bond 1.2x Strategy, and Strengthening Dollar 2x Strategy Funds (the “Leveraged Funds”) and the Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Funds (the “Leveraged Inverse Funds”) employ leverage as a principal investment strategy and each of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds’ and Leveraged Inverse Funds’ total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

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Each of the Alternatives Funds regularly invests in financial instruments that give rise to leverage as part of its principal investment strategy. While the Funds may borrow for investment purposes, each derives its leveraged exposure primarily through the use of derivatives that give rise to leverage. Utilization of leverage involves special risks and should be considered speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Funds to pay interest, which would decrease the Funds’ total returns to shareholders. If the Funds achieve their respective investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Leveraged Funds and Leveraged Inverse Funds. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds’ and Leveraged Inverse Funds’ use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund’s or Leveraged Inverse Fund’s return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund’s performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a hypothetical leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: (a) no dividends paid by the companies included in the index; (b) no fund expenses; and (c) borrowing/lending rates (to obtain leverage) of 0%. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a hypothetical leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

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Hypothetical Leveraged Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-64%	-64%	-65%	-65%	-67%	-68%	-69%	-70%	-71%
-35%	-70%	-58%	-59%	-59%	-60%	-62%	-63%	-64%	-65%	-66%
-30%	-60%	-52%	-53%	-52%	-53%	-55%	-56%	-58%	-60%	-61%
-25%	-50%	-45%	-46%	-46%	-47%	-48%	-50%	-52%	-53%	-55%
-20%	-40%	-36%	-37%	-39%	-40%	-41%	-43%	-44%	-47%	-50%
-15%	-30%	-29%	-29%	-30%	-32%	-33%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-23%	-23%	-26%	-28%	-31%	-32%	-36%
-5%	-10%	-11%	-12%	-13%	-16%	-18%	-20%	-23%	-25%	-29%
0%	0%	-1%	-2%	-4%	-6%	-8%	-11%	-14%	-17%	-20%
5%	10%	9%	8%	6%	3%	2%	-3%	-5%	-8%	-12%
10%	20%	19%	19%	16%	15%	10%	9%	4%	0%	-5%
15%	30%	31%	29%	27%	25%	21%	19%	15%	11%	6%
20%	40%	43%	41%	38%	35%	32%	27%	23%	18%	13%
25%	50%	54%	52%	50%	48%	43%	39%	34%	29%	22%
30%	60%	69%	64%	62%	58%	56%	49%	43%	39%	34%
35%	70%	79%	77%	75%	70%	68%	61%	57%	50%	43%
40%	80%	92%	91%	88%	82%	81%	73%	67%	62%	54%

The second table below shows the estimated fund return over a one-year period for a hypothetical leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The hypothetical leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

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Hypothetical Leveraged Inverse Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% Inverse of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	80%	165%	153%	145%	127%	114%	99%	74%	57%	35%
-35%	70%	130%	122%	109%	96%	84%	68%	51%	32%	17%
-30%	60%	98%	93%	79%	68%	58%	46%	29%	16%	1%
-25%	50%	73%	68%	58%	49%	36%	26%	13%	2%	-13%
-20%	40%	51%	45%	39%	31%	20%	12%	-2%	-11%	-23%
-15%	30%	35%	29%	23%	16%	6%	-2%	-12%	-22%	-30%
-10%	20%	20%	16%	9%	3%	-5%	-13%	-21%	-30%	-39%
-5%	10%	8%	5%	-2%	-8%	-14%	-21%	-30%	-38%	-46%
0%	0%	-3%	-7%	-12%	-17%	-23%	-28%	-37%	-44%	-51%
5%	-10%	-12%	-15%	-19%	-25%	-31%	-35%	-43%	-47%	-55%
10%	-20%	-19%	-23%	-27%	-32%	-36%	-43%	-47%	-53%	-59%
15%	-30%	-27%	-29%	-32%	-37%	-42%	-46%	-53%	-58%	-63%
20%	-40%	-33%	-35%	-38%	-42%	-46%	-50%	-56%	-60%	-66%
25%	-50%	-38%	-40%	-43%	-47%	-51%	-55%	-59%	-64%	-68%
30%	-60%	-43%	-44%	-47%	-51%	-55%	-59%	-62%	-66%	-71%
35%	-70%	-46%	-49%	-52%	-53%	-58%	-61%	-66%	-68%	-73%
40%	-80%	-50%	-52%	-55%	-57%	-61%	-64%	-68%	-71%	-75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a hypothetical leveraged fund. A Leveraged Fund’s or Leveraged Inverse Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above and in the Prospectuses.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Fundamental Policies of the Domestic Equity Funds (except the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and NASDAQ-100® Fund), Sector Funds (except the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternatives Funds, Specialty Funds, and Asset Allocation Funds

Each Fund shall not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

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2.

Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.	Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts (this restriction does not apply to the Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund).

4.	Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts) (this restriction applies only to the Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund).

5.	Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (this restriction applies only to the Event Driven and Distressed Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund).

6.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

9.

Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund, International Equity Fund, the Strengthening Dollar 2x Strategy Fund, or the Weakening Dollar 2x Strategy Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

[1]	The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

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With the exception of investments in shares of investment companies, each Asset Allocation Fund shall not:

10.	With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Precious Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund

Each Fund shall not:

11.

Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

12.	Underwrite securities of any other issuer.

13.	Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

14.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 15, 17, 18, and 19, as applicable to the Fund.

15.	Pledge, mortgage, or hypothecate the Fund’s assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

16.	Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

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16.1	The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

17.	Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

17.1	The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

18.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

19.	Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost (“selling against the box”).

19.1

The Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and Inverse Government Long Bond Strategy Fund, may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund’s custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Fundamental Policies of the Money Market Fund

The Money Market Fund shall not:

20.	Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

21.	Lend its portfolio securities in excess of 15% of the Money Market Fund’s total assets. Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

22.	Issue senior securities, except as permitted by the Money Market Fund’s investment objectives and policies.

23.	Write or purchase put or call options.

24.	Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

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25.	Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

26.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.	Invest in warrants (this limitation does not apply to the S&P 500 Fund, Russell 2000® Fund or Asset Allocation Funds).

2.	Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.	Invest in mineral leases (this limitation does not apply to the S&P 500 Fund, Russell 2000® Fund or Asset Allocation Funds).

4.	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if such Fund is an Asset Allocation underlying fund.

The Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternatives Funds, Specialty Funds, and Asset Allocation Funds may not:

5.	Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy Nos. 1 and 9 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.

Invest in companies for the purpose of exercising control (this limitation does not apply to the S&P 500 Fund, Russell 2000® Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Asset Allocation Funds).

7.	Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

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9.	Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Russell 2000® 1.5x Strategy Fund may not:

10.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Russell 2000® Strategy Fund each may not:

11.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100® Fund, and Russell 2000® Fund each may not:

12.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

13.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

14.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index without 60 days’ prior notice to shareholders.

The S&P 500 Pure Growth Fund may not:

15.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

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The S&P 500 Pure Value Fund may not:

16.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P MidCap 400 Pure Growth Fund may not:

17.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P MidCap 400 Pure Value Fund may not:

18.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P SmallCap 600 Pure Growth Fund may not:

19.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P SmallCap 600 Pure Value Fund may not:

20.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

21.	Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days’ prior notice to shareholders.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Emerging Markets 2x Strategy Fund may not:

22.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

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The Inverse Emerging Markets 2x Strategy Fund may not:

23.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index without 60 days’ prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund may not:

24.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

25.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government without 60 days’ prior notice to shareholders.

The High Yield Strategy Fund may not:

26.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days’ prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

27.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days’ prior notice to shareholders.

The Long Short Equity Strategy Fund may not:

28.	Change its investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and/or derivatives thereof without 60 days’ prior notice to shareholders.

The Long Short Interest Rate Strategy Fund may not:

29.	Change its investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury-related securities and/or derivatives thereof without 60 days’ prior notice to shareholders.

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The Money Market Fund may not:

30.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security (except that if the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% (5% for the Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities); and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading “Fundamental Policies of the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternatives Funds, Specialty Funds and Asset Allocation Funds,” in paragraph 18 above under the heading “Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Precious Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund,” and in paragraph 27 under the heading “Fundamental Policies of the Money Market Fund.”

BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to the Asset Allocation Funds, the Funds will purchase and sell the principal portion of Fund securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the underlying funds.

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s markup or reflect a dealer’s markdown. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.

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For the fiscal years ended March 31, 2010, 2011 and 2012, the Funds paid the following brokerage commissions:

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2010	Aggregate Brokerage Commissions During Fiscal Year Ended 2011	Aggregate Brokerage Commissions During Fiscal Year Ended 2012
Inverse Mid-Cap Strategy Fund	2/20/2004	$2,481	$1,504	$899
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$12,339	$10,800	$7,934
Inverse Russell 2000® Strategy Fund	2/20/2004	$8,262	$13,124	$5,973
Inverse S&P 500 Strategy Fund	1/7/1994	$48,990	$86,932	$42,350
Mid-Cap 1.5x Strategy Fund	8/16/2001	$35,200	$47,474	$29,022
Nova Fund	7/12/1993	$27,994	$19,854	$17,936
NASDAQ-100® Fund	2/14/1994	$101,393	$92,283	$219,949
Russell 2000® Fund	5/31/2006	$17,859	$29,471	$43,754
Russell 2000® 1.5x Strategy Fund	11/1/2000	$27,490	$27,742	$22,220
S&P 500 Fund	5/31/2006	$62,558	$116,425	$83,204
S&P 500 Pure Growth Fund	2/20/2004	$120,819	$216,236	$185,055
S&P 500 Pure Value Fund	2/20/2004	$775,485	$616,005	$316,637
S&P MidCap 400 Pure Growth Fund	2/20/2004	$381,663	$385,601	$557,236
S&P MidCap 400 Pure Value Fund	2/20/2004	$809,333	$546,065	$326,635
S&P SmallCap 600 Pure Growth Fund	2/20/2004	$513,321	$545,415	$399,814
S&P SmallCap 600 Pure Value Fund	2/20/2004	$3,091,794	$2,706,595	$760,510
Banking Fund	4/1/1998	$305,720	$328,407	$129,071
Basic Materials Fund	4/1/1998	$389,891	$265,971	$169,244
Biotechnology Fund	4/1/1998	$737,966	$351,552	$454,726
Consumer Products Fund	7/6/1998	$238,064	$333,738	$386,252
Electronics Fund	4/1/1998	$884,766	$738,948	$200,821
Energy Fund	4/21/1998	$111,556	$146,276	$151,409
Energy Services Fund	4/1/1998	$460,987	$235,000	$157,839
Financial Services Fund	4/2/1998	$108,665	$93,516	$132,538
Health Care Fund	4/17/1998	$289,543	$254,996	$212,406
Internet Fund	4/6/2000	$237,437	$258,950	$50,010

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Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2010	Aggregate Brokerage Commissions During Fiscal Year Ended 2011	Aggregate Brokerage Commissions During Fiscal Year Ended 2012
Leisure Fund	4/1/1998	$81,687	$138,203	$70,337
Precious Metals Fund	12/1/1993	$1,644,626	$1,230,876	$571,448
Retailing Fund	4/1/1998	$273,153	$104,849	$118,940
Technology Fund	4/14/1998	$190,909	$184,317	$125,825
Telecommunications Fund	4/1/1998	$214,138	$271,202	$147,906
Transportation Fund	4/2/1998	$285,284	$251,347	$169,241
Utilities Fund	4/3/2000	$248,898	$373,536	$209,263
Europe 1.25x Strategy Fund	5/8/2000	$148,634	$77,774	$40,186
Japan 2x Strategy Fund	2/22/2008	$34,178	$39,012	$28,289
Emerging Markets 2x Strategy Fund	10/29/2010	*	$3,680	$21,641
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	*	$1,314	$6,392
Government Long Bond 1.2x Strategy Fund	1/3/1994	$46,362	$35,479	$35,596
Inverse Government Long Bond Strategy Fund	3/3/1995	$192,346	$25,905	$43,454
High Yield Strategy Fund	4/16/2007	$7,595	$34,226	$44,287
Inverse High Yield Strategy Fund	4/16/2007	$3,824	$7,578	$8,986
U.S. Long Short Momentum Fund	3/22/2002	$975,863	$429,997	$146,163
Event Driven and Distressed Strategies Fund	6/30/2010	*	$0	$3,765
Long Short Equity Strategy Fund	6/30/2010	*	$5,452	$15,682
Long Short Interest Rate Strategy Fund	6/30/2010	*	$20,997	$57,017
Strengthening Dollar 2x Strategy Fund	5/25/2005	$59,954	$68,973	$72,207
Weakening Dollar 2x Strategy Fund	5/25/2005	$107,123	$35,540	$34,034
Real Estate Fund	2/20/2004	$434,173	$263,138	$246,060
All-Asset Conservative Strategy Fund	6/30/2006	$0	$322	$1,584
All-Asset Moderate Strategy Fund	6/30/2006	$0	$678	$3,042
All-Asset Aggressive Strategy Fund	6/30/2006	$0	$404	$1,543
Money Market Fund	12/1/1993	$0	$0	$0

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*	Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement (as defined below). Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

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From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended March 31, 2012, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Inverse Mid-Cap Strategy Fund	$0	$0
Inverse NASDAQ-100® Strategy Fund	$0	$0
Inverse Russell 2000® Strategy Fund	$0	$0
Inverse S&P 500 Strategy Fund	$0	$0
Mid-Cap 1.5x Strategy Fund	$9,848	$51,822,743
Nova Fund	$1,668	$11,751,653
NASDAQ-100® Fund	$37,334	$149,253,908
Russell 2000® Fund	$11,113	$28,095,599
Russell 2000® 1.5x Strategy Fund	$6,113	$13,837,688
S&P 500 Fund	$4,662	$33,978,570
S&P 500 Pure Growth Fund	$33,023	$216,820,654
S&P 500 Pure Value Fund	$57,864	$169,039,432
S&P MidCap 400 Pure Growth Fund	$45,155	$317,615,833
S&P MidCap 400 Pure Value Fund	$37,098	$71,122,500
S&P SmallCap 600 Pure Growth Fund	$35,327	$160,079,368
S&P SmallCap 600 Pure Value Fund	$36,831	$45,930,481
Banking Fund	$10,294	$22,205,237
Basic Materials Fund	$14,531	$49,730,999
Biotechnology Fund	$14,781	$64,597,752
Consumer Products Fund	$52,060	$321,003,101
Electronics Fund	$5,954	$18,839,605
Energy Fund	$28,966	$171,497,571
Energy Services Fund	$17,847	$92,795,955
Financial Services Fund	$9,728	$35,915,295
Health Care Fund	$6,845	$43,667,738
Internet Fund	$2,523	$12,928,366
Leisure Fund	$3,179	$15,156,772
Precious Metals Fund	$73,789	$193,541,511
Retailing Fund	$20,067	$93,518,246
Technology Fund	$6,662	$30,163,633
Telecommunications Fund	$6,698	$19,933,778
Transportation Fund	$15,638	$60,405,935
Utilities Fund	$31,650	$147,996,199

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Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Europe 1.25x Strategy Fund	$1,393	$6,129,967
Japan 2x Strategy Fund	$0	$0
Emerging Markets 2x Strategy Fund	$8,641	$24,004,506
Inverse Emerging Markets 2x Strategy Fund	$0	$0
Government Long Bond 1.2x Strategy Fund	$0	$0
Inverse Government Long Bond Strategy Fund	$0	$0
High Yield Strategy Fund	$7,771	$84,443,929
Inverse High Yield Strategy Fund	$0	$0
U.S. Long Short Momentum Fund	$77,805	$440,765,630
Event Driven and Distressed Strategies Fund	$1,821	$12,484,941
Long Short Equity Strategy Fund	$7	$53,116
Long Short Interest Rate Strategy Fund	$0	$0
Strengthening Dollar 2x Strategy Fund	$0	$0
Weakening Dollar 2x Strategy Fund	$0	$0
Real Estate Fund	$9,754	$34,181,778
All-Asset Conservative Strategy Fund	$92	$1,590,190
All-Asset Moderate Strategy Fund	$99	$1,920,183
All-Asset Aggressive Strategy Fund	$45	$820,048
Money Market Fund	$0	$0

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, LLC, (the “Distributor”), the distributor of the Funds’ shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2010, 2011 and 2012, the Funds did not pay brokerage commissions to the Distributor.

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Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares. As of March 31, 2012, the following Funds held the following securities of the Trust’s “regular brokers or dealers”:

Fund Name	Full Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker- Dealer Held
All-Asset Aggressive Strategy Fund	CSFB	Repurchase Agreements	$1,648,857
All-Asset Conservative Strategy Fund	CSFB	Repurchase Agreements	$3,083,720
All-Asset Moderate Strategy Fund	CSFB	Repurchase Agreements	$3,624,507
Banking Fund	Bank of America Corp.	Common Stocks	$1,452,085
	Bank of NY Mellon	Common Stocks	$1,074,895
	Barclays Plc ADR	Common Stocks	$437,062
	Deutsche Bank-RG	Common Stocks	$445,023
	UBS AG	Common Stocks	$425,591
	CSFB	Repurchase Agreements	$314,021
Basic Materials Fund	CSFB	Repurchase Agreements	$284,087
Biotechnology Fund	CSFB	Repurchase Agreements	$711,822
Consumer Products Fund	CSFB	Repurchase Agreements	$1,246,051
Electronics Fund	CSFB	Repurchase Agreements	$47,096
Emerging Markets 2x Strategy Fund	CSFB	Repurchase Agreements	$2,207,755
	Deutsche Bank AG	Repurchase Agreements	$195,229
	HSBC Securities, Inc.	Repurchase Agreements	$2,610,722
	Mizuho	Repurchase Agreements	$734,525
Energy Fund	CSFB	Repurchase Agreements	$396,827
Energy Services Fund	CSFB	Repurchase Agreements	$372,091
Europe 1.25x Strategy Fund	Barclays Plc ADR	Common Stocks	$97,248
	Credit Suisse Group-Spon.	Common Stocks	$81,396
	Deutsche Bank-RG	Common Stocks	$118,251
	USB AG	Common Stocks	$132,349
	CSFB	Repurchase Agreements	$401,549
	Deutsche Bank AG	Repurchase Agreements	$232,591
	HSBC Securities, Inc.	Repurchase Agreements	$3,110,362
	Mizuho	Repurchase Agreements	$875,098
Event Driven and Distressed Strategies Fund	CSFB	Repurchase Agreements	$3,516,206
	Deutsche Bank AG	Repurchase Agreements	$96,481
	HSBC Securities, Inc.	Repurchase Agreements	$1,290,212
	Mizuho	Repurchase Agreements	$363,000

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Fund Name	Full Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker- Dealer Held
Financial Services Fund	Bank of America Corp.	Common Stocks	$584,009
	Bank of NY Mellon	Common Stocks	$313,666
	Barclays Plc ADR	Common Stocks	$201,359
	Credit Suisse Group-Spon.	Common Stocks	$197,147
	Deutsche Bank-RG	Common Stocks	$206,927
	Goldman Sachs Group Inc.	Common Stocks	$467,756
	Morgan Stanley	Common Stocks	$357,644
	UBS AG	Common Stocks	$195,873
	CSFB	Repurchase Agreements	$109,309
Government Long Bond 1.2x Strategy Fund	CSFB	Repurchase Agreements	$3,654,123
	Deutsche Bank AG	Repurchase Agreements	$2,116,596
	HSBC Securities, Inc.	Repurchase Agreements	$28,304,480
	Mizuho	Repurchase Agreements	$7,963,447
Health Care Fund	CSFB	Repurchase Agreements	$253,686
High Yield Strategy Fund	CSFB	Repurchase Agreements	$33,678,576
	Deutsche Bank AG	Repurchase Agreements	$9,584,867
	HSBC Securities, Inc.	Repurchase Agreements	$128,174,985
	Mizuho	Repurchase Agreements	$36,061,947
Internet Fund	CSFB	Repurchase Agreements	$51,710
Inverse Emerging Markets 2x Strategy Fund	CSFB	Repurchase Agreements	$555,514
	Deutsche Bank AG	Repurchase Agreements	$55,006
	HSBC Securities, Inc.	Repurchase Agreements	$735,575
	Mizuho	Repurchase Agreements	$206,954
Inverse Government Long Bond Strategy Fund	Barclays	Repurchase Agreements	$324,806,912
	CSFB	Repurchase Agreements	$7,547,568
	Deutsche Bank AG	Repurchase Agreements	$4,371,815
	HSBC Securities, Inc.	Repurchase Agreements	$58,462,716
	Mizuho	Repurchase Agreements	$16,448,446
Inverse High Yield Strategy Fund	CSFB	Repurchase Agreements	$1,801,550
	Deutsche Bank AG	Repurchase Agreements	$767,303
	HSBC Securities, Inc.	Repurchase Agreements	$10,260,874
	Mizuho	Repurchase Agreements	$2,886,890
Inverse Mid-Cap Strategy Fund	CSFB	Repurchase Agreements	$399,128
	Deutsche Bank AG	Repurchase Agreements	$71,605
	HSBC Securities, Inc.	Repurchase Agreements	$957,551
	Mizuho	Repurchase Agreements	$269,406

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Fund Name	Full Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker- Dealer Held
Inverse NASDAQ-100® Strategy Fund	CSFB	Repurchase Agreements	$1,995,247
	Deutsche Bank AG	Repurchase Agreements	$396,078
	HSBC Securities, Inc.	Repurchase Agreements	$5,296,603
	Mizuho	Repurchase Agreements	$1,490,196
Inverse Russell 2000® Strategy Fund	CSFB	Repurchase Agreements	$3,802,812
	Deutsche Bank AG	Repurchase Agreements	$809,710
	HSBC Securities, Inc.	Repurchase Agreements	$10,827,958
	Mizuho	Repurchase Agreements	$3,046,439
Inverse S&P 500 Strategy Fund	CSFB	Repurchase Agreements	$16,937,310
	Deutsche Bank AG	Repurchase Agreements	$1,148,263
	HSBC Securities, Inc.	Repurchase Agreements	$15,355,308
	Mizuho	Repurchase Agreements	$4,320,206
Japan 2x Strategy Fund	CSFB	Repurchase Agreements	$395,713
	Deutsche Bank AG	Repurchase Agreements	$229,211
	HSBC Securities, Inc.	Repurchase Agreements	$3,065,154
	Mizuho	Repurchase Agreements	$862,379
Leisure Fund	CSFB	Repurchase Agreements	$103,149
Long Short Equity Strategy Fund	CSFB	Repurchase Agreements	$238,315
	Deutsche Bank AG	Repurchase Agreements	$138,040
	HSBC Securities, Inc.	Repurchase Agreements	$1,845,963
	Mizuho	Repurchase Agreements	$519,360
Long Short Interest Rate Strategy Fund	CSFB	Repurchase Agreements	$1,876,149
	Deutsche Bank AG	Repurchase Agreements	$1,086,731
	HSBC Securities, Inc.	Repurchase Agreements	$14,532,467
	Mizuho	Repurchase Agreements	$4,088,700
Mid-Cap 1.5x Strategy Fund	CSFB	Repurchase Agreements	$768,150
	Deutsche Bank AG	Repurchase Agreements	$167,438
	HSBC Securities, Inc.	Repurchase Agreements	$2,239,083
	Mizuho	Repurchase Agreements	$629,964
NASDAQ-100® Fund	CSFB	Repurchase Agreements	$7,930,251
	Deutsche Bank AG	Repurchase Agreements	$3,748,113
	HSBC Securities, Inc.	Repurchase Agreements	$50,122,173
	Mizuho	Repurchase Agreements	$14,101,840

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Fund Name	Full Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker- Dealer Held
Nova Fund	Bank of America Corp.	Common Stocks	$340,405
	Bank of NY Mellon	Common Stocks	$96,327
	Goldman Sachs Group Inc.	Common Stocks	$203,469
	Morgan Stanley	Common Stocks	$99,280
	CSFB	Repurchase Agreements	$5,953,118
	Deutsche Bank AG	Repurchase Agreements	$1,123,968
	HSBC Securities, Inc.	Repurchase Agreements	$15,030,426
	Mizuho	Repurchase Agreements	$4,228,800
Precious Metals Fund	CSFB	Repurchase Agreements	$664,860
Real Estate Fund	CSFB	Repurchase Agreements	$38,743
Retailing Fund	CSFB	Repurchase Agreements	$990,228
Russell 2000® 1.5x Strategy Fund	CSFB	Repurchase Agreements	$1,648,003
	Deutsche Bank AG	Repurchase Agreements	$89,171
	HSBC Securities, Inc.	Repurchase Agreements	$1,192,458
	Mizuho	Repurchase Agreements	$335,497
Russell 2000® Fund	CSFB	Repurchase Agreements	$3,838,656
	Deutsche Bank AG	Repurchase Agreements	$981,453
	HSBC Securities, Inc.	Repurchase Agreements	$13,124,625
	Mizuho	Repurchase Agreements	$3,692,605
S&P 500 Fund	Bank of America Corp.	Common Stocks	$1,775,685
	Bank of NY Mellon	Common Stocks	$502,604
	Goldman Sachs Group Inc.	Common Stocks	$1,064,234
	Morgan Stanley	Common Stocks	$517,239
	CSFB	Repurchase Agreements	$4,859,390
	Deutsche Bank AG	Repurchase Agreements	$1,934,247
	HSBC Securities, Inc.	Repurchase Agreements	$25,865,988
	Mizuho	Repurchase Agreements	$7,277,379
S&P 500 Pure Growth Fund	CSFB	Repurchase Agreements	$40,284
	Deutsche Bank AG	Repurchase Agreements	$23,334
	HSBC Securities, Inc.	Repurchase Agreements	$312,036
	Mizuho	Repurchase Agreements	$87,791
S&P 500 Pure Value Fund	Bank of America Corp.	Common Stocks	$1,262,762
	Bank of NY Mellon	Common Stocks	$650,304
	Goldman Sachs Group Inc.	Common Stocks	$797,709
	Morgan Stanley	Common Stocks	$1,184,017
	CSFB	Repurchase Agreements	$41,790
	Deutsche Bank AG	Repurchase Agreements	$24,206
	HSBC Securities, Inc.	Repurchase Agreements	$323,699
	Mizuho	Repurchase Agreements	$91,073

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Fund Name	Full Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker- Dealer Held
S&P MidCap 400 Pure Growth Fund	CSFB	Repurchase Agreements	$231,032
	Deutsche Bank AG	Repurchase Agreements	$133,822
	HSBC Securities, Inc.	Repurchase Agreements	$1,789,549
	Mizuho	Repurchase Agreements	$503,489
S&P MidCap 400 Pure Value Fund	CSFB	Repurchase Agreements	$15,589
	Deutsche Bank AG	Repurchase Agreements	$9,030
	HSBC Securities, Inc.	Repurchase Agreements	$120,751
	Mizuho	Repurchase Agreements	$33,973
S&P SmallCap 600 Pure Growth Fund	CSFB	Repurchase Agreements	$41,548
	Deutsche Bank AG	Repurchase Agreements	$24,066
	HSBC Securities, Inc.	Repurchase Agreements	$321,827
	Mizuho	Repurchase Agreements	$90,546
S&P SmallCap 600 Pure Value Fund	CSFB	Repurchase Agreements	$8,807
	Deutsche Bank AG	Repurchase Agreements	$4,684
	HSBC Securities, Inc.	Repurchase Agreements	$62,639
	Mizuho	Repurchase Agreements	$17,624
Strengthening Dollar 2x Strategy Fund	CSFB	Repurchase Agreements	$4,120,219
	Deutsche Bank AG	Repurchase Agreements	$1,514,792
	HSBC Securities, Inc.	Repurchase Agreements	$20,256,776
	Mizuho	Repurchase Agreements	$5,699,231
Technology Fund	CSFB	Repurchase Agreements	$214,900
Telecommunications Fund	CSFB	Repurchase Agreements	$41,516
Transportation Fund	CSFB	Repurchase Agreements	$83,006
U.S. Government Money Market Fund	100169 – Barclays Fund	Commercial Paper	$9,970,156
	CSFB	Repurchase Agreements	$40,781,942
	Deutsche Bank AG	Repurchase Agreements	$23,622,327
	HSBC Securities, Inc.	Repurchase Agreements	$315,892,908
	Mizuho	Repurchase Agreements	$210,391,203
U.S. Long Short Momentum Fund	CSFB	Repurchase Agreements	$168,360
	Deutsche Bank AG	Repurchase Agreements	$97,520
	HSBC Securities, Inc.	Repurchase Agreements	$1,304,103
	Mizuho	Repurchase Agreements	$366,908

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Fund Name	Full Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker- Dealer Held
Utilities Fund	CSFB	Repurchase Agreements	$147,326
Weakening Dollar 2x Strategy Fund	CSFB	Repurchase Agreements	$2,600,590
	Deutsche Bank AG	Repurchase Agreements	$913,820
	HSBC Securities, Inc.	Repurchase Agreements	$12,220,188
	Mizuho	Repurchase Agreements	$3,438,142

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor, and Rydex Fund Services, LLC (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of each fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and/or Sub-Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and/or the Sub-Advisory Agreement with the Sub-Advisor, the Board meets with the Advisor

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and/or Sub-Advisor to review such services. Among other things, the Board regularly considers the Advisor’s and/or Sub-Advisor’s adherence to each Fund’s investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s and/or Sub-Advisor’s use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund’s investments in other investment companies, if any. The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund Advisor and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through each Fund’s Advisor, Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the

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term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Interested Trustees
Donald C. Cacciapaglia* (61)	Trustee from 2012 to present.	Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; and Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.	155	None.
Independent Trustees
Corey A. Colehour (66)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Retired; President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006.	155	None.
J. Kenneth Dalton (72)	Trustee from 1995 to present; Member of the Governance and Nominating Committees from 1995 to present; Chairman of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	155	Trustee of Epiphany Funds since 2009.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
John O. Demaret (73)	Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	155	None.
Werner E. Keller (72)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; and Retired from 2001 to 2005.	155	None.
Thomas F. Lydon , Jr. (52)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	President of Global Trends Investments (registered investment adviser) from 1996 to present.	155	Board of Directors of US Global Investors (GROW) since April 1995.
Patrick T. McCarville (70)	Trustee from 1997 to present; Chairman of the Governance and Nominating Committees from 1997 to present; and Member of the Audit Committee from 1997 to present.	Retired. Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010.	155	None.
Roger Somers (68)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Founder and Chief Executive Officer of Arrow Limousine from 1965 to present.	155	None.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Officers
Donald C. Cacciapaglia (61)	President from 2012 to present.	Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; and Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.	155	None
Michael P. Byrum (42)	Vice President from 1999 to present; Trustee from 2005 to 2009.

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC.

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President & Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008).

			155	Not Applicable.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Nick Bonos (49)	Vice President and Treasurer from 2003 to present.

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC.

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009).

			155	Not Applicable.
Elisabeth Miller (44)	Chief Compliance Officer from 2012 to present.	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).	155	Not Applicable.
Joseph M. Arruda (45)	Assistant Treasurer from 2006 to present.	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC. Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/ka/ PADCO Advisors II, Inc.), Vice President (2004-2011).	155	Not Applicable.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Amy J. Lee (51) One Security Benefit Place Topeka, Kansas 66636-0001	Vice President and Assistant Secretary from 2009 to present.

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital.

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007-2011); Rydex Advisors, LLC (f/ka/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008).

			155	Not Applicable.

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
**	The “Fund Complex” consists of the Trust, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust.

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times during the most recently completed fiscal year.

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Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Keller, Lydon, and McCarville serve as members of the Governance Committee. The Governance Committee met once during the most recently completed fiscal year.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Keller, Lydon, and McCarville serve as members of the Nominating Committee. The Nominating Committee did not meet during the most recently completed fiscal year.

Risk Oversight Committee. The Board has a separate standing Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee risk management activities applicable to the Funds, including systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Messrs. Demaret, Keller, and Dalton, serve as members of the Risk Oversight Committee. The Risk Oversight Committee met twice during the most recently completed fiscal year.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Donald C. Cacciapaglia should serve as Trustee because of his prior experience working in the investment banking and financial services industries. He is President and Chief Operating

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Officer of the Advisor and of Guggenheim’s investment management business. Most recently he was Chairman and CEO of Channel Capital Group Inc. and its subsidiary broker-dealer Channel Capital Group LLC, a Guggenheim affiliated company. From 1996 until 2002 when he joined Channel Capital Group, Mr. Cacciapaglia held the position of Managing Director and Chief Operating Officer of the Investment Banking Group at PaineWebber. Additionally, in 1998, he started PaineWebber’s Private Equity Group and assumed responsibility for the coverage of Leveraged Buyout firms and the Investment Bank’s Business Development Group. Before that, Mr. Cacciapaglia was Chief Operating Officer of the Short and Intermediate Trading Group at CS First Boston (1995-1996). From 1977 to 1995, he held numerous positions at Merrill Lynch & Co., including Chief Operating Officer and Senior Managing Director of Investment Banking, Senior Managing Director of Global Fixed Income Research and Analytics and Managing Director of the Western Institutional Region for sales and trading in San Francisco. Mr. Cacciapaglia was a Senior Analyst with the Federal Reserve Bank of New York from 1973-1977. Licenses: Series 7, 63, 8, 3 and 24.

The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit, Nominating and Governance Committees since 1995. In addition to his experience as a Trustee, and his extensive institutional knowledge, of the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice-President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 1997 and a member of the Nominating and Governance Committees since 1995 and as a member of the Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit Committee since 1997 and member of the Risk Oversight Committee since 2010. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance and Nominating Committees since 2005. In

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addition, Mr. Keller has served as the Chairman of the Risk Oversight Committee since 2010. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee for five years, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee for the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee for five years, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. Mr. McCarville also has served as a member of the Audit Committee since 1997 and as the Chairman of the Governance and Nominating Committees since 1997. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1993. Mr. Somers also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 1995. Mr. Somers has extensive business experience as the founder and president of a transportation company. Due to his business experience and experience serving as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Somers is very knowledgeable about the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

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Name	Fund Name	Dollar Range of Fund Shares [1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee [1,2]
Interested Trustees
Donald C. Cacciapaglia	None	None	None
Independent Trustees
Corey A. Colehour	All-Asset Moderate Strategy Fund	$10,001 - $50,000	$50,001 - $100,000
J. Kenneth Dalton	U.S. Government Money Market Fund	$10,001 - $50,000	$10,001 - $50,000
John O. Demaret	Energy Fund	$10,001 - $50,000	$50,001 - $100,000
	Financial Services Fund	$10,001- $50,000
	Utilities Fund	$10,001 - $50,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	Precious Metals Fund	$1 - $10,000	Over $100,000
	U.S. Government Money Market Fund	Over $100,000
Patrick T. McCarville	Nova Fund	$10,001 - $50,000	$50,001 - $100,000
	NASDAQ-100® Fund	$1- $10,000
	S&P MidCap 400 Pure Growth Fund	$10,001 - $50,000
	U.S. Long Short Momentum Fund	$50,001 - $100,000
Roger J. Somers	Nova Fund	$50,001 - $100,000	Over $100,000
	Mid-Cap 1.5x Strategy Fund	Over $100,000
	Russell 2000® 1.5x Strategy Fund	$50,001 - $100,000
	Basic Materials Fund	$10,001- $50,000
	Energy Fund	$50,001 - $100,000
	Energy Services Fund	Over $100,000
	Financial Services Fund	$50,001 - $100,000
	U.S. Government Money Market Fund	$1 - $10,000

1	Information provided is as of December 31, 2011.
2	Includes the Trust, Rydex DynamicFunds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2012:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Interested Trustees
Donald C. Cacciapaglia**	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$83,300	$0	$0	$178,500
J. Kenneth Dalton	$90,600	$0	$0	$192,500
John O. Demaret	$106,300	$0	$0	$223,500
Werner E. Keller	$88,300	$0	$0	$188,000
Thomas F. Lydon	$83,300	$0	$0	$178,500

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Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Patrick T. McCarville	$86,900	$0	$0	$185,50
Roger J. Somers	$83,300	$0	$0	$178,500

*	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.
**	Mr. Cacciapaglia was appointed to the Board on September 16, 2011 and subsequently approved by shareholders of the Funds.

Codes of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. In addition, the Sub-Advisor has adopted a Code of Ethics (the “Sub-Advisor Code of Ethics” and together with the Code of Ethics, the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics applies to the personal investing activities of the Trustees, and the directors, officers and certain employees (“access persons”) of the Advisor, Sub-Advisor, Servicer, and Distributor. Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Codes of Ethics are on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. When voting proxies, the Advisor seeks to act solely in the best interest of each Fund and has adopted proxy policies, procedures and voting guidelines to assist in this endeavor. The Advisor’s proxy voting policies, procedures and voting guidelines are summarized below.

The Advisor utilizes the services of an outside proxy voting firm, ISS/RiskMetrics (“ISS”), to vote proxies and generally act as agent for the proxy process, to maintain proxy voting records, and to provide independent research on corporate governance, proxy and corporate responsibility issues. With certain exceptions, ISS will vote proxies on behalf of the Advisor and the Funds in accordance with the Advisor’s proxy voting guidelines. The Advisor periodically reviews its proxy voting guidelines and updates them as necessary to reflect new issues and any changes in its policies on specific issues.

A proxy may not be voted in accordance with the proxy voting guidelines if (i) it concerns a proposal that is not addressed by the proxy voting guidelines or (ii) it is a proposal for which the Advisor has indicated that a decision will be made on a case-by-case basis. Any such proposal will be referred to the investment team responsible for the management of the affected Fund. If the investment team determines that the proposal does not pose a material conflict of interest, the proposal will be voted in accordance with the investment team’s recommendation. If it is determined that a conflict of interest may exist, the investment team will consult with a committee composed of persons from the investment teams, compliance and legal, as necessary, to determine how best to vote the proxy. In such instances, the Advisor may vote the proxy in any of the following manners: (i) by referring the proxy proposal to the client, (ii) by disclosing to the client any potential conflict of interest

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and obtaining client ratification of the proxy vote, (iii) by using an independent third party to vote the proxy proposal, and (iv) by abstaining. The method selected by the Advisor to resolve any potential conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

Where a proxy proposal pertains to a security on loan pursuant to a Fund’s securities lending arrangement, the Advisor will refrain from voting such securities where the costs to the Fund or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting. Additionally, for any Fund structured as a fund of funds, the Advisor will vote the Fund’s shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting). With regard to voting proxies of foreign companies, the Advisor may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

The Trust annually discloses its complete proxy voting record on Form N-PX. A complete copy of the Advisor’s Proxy Voting Policy and the Trust’s most recent Form N-PX are available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Guggenheim Investments. The Advisor is a subsidiary of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

Pursuant to an investment advisory agreement between the Trust and the Advisor dated March 1, 2012, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. For the Long Short Interest Rate Strategy Fund, the Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor and, when appropriate, evaluates any potential new asset managers for the Trust. The Advisor also ensures compliance with the Long Short Interest Rate Strategy Fund’s investment policies and guidelines. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. Pursuant to the Advisory Agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

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For the fiscal years ended March 31, 2010, 2011 and 2012, the Funds paid the following advisory fees to the Advisor:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2010	Advisory Fees Paid for Fiscal Year Ended 2011	Advisor Fees Paid for Fiscal Year Ended 2012
Inverse Mid-Cap Strategy Fund	2/20/2004	0.90%	$47,513	$37,641	$41,244
Inverse NASDAQ-100® Strategy Fund	9/3/1998	0.90%	$276,259	$241,086	$176,419
Inverse Russell 2000® Strategy Fund	2/20/2004	0.90%	$240,602	$243,647	$178,949
Inverse S&P 500 Strategy Fund	1/7/1994	0.90%	$2,076,938	$2,256,839	$1,964,517
Mid-Cap 1.5x Strategy Fund	8/16/2001	0.90%	$167,601	$317,193	$258,148
Nova Fund	7/12/1993	0.75%	$525,022	$529,891	$471,144
NASDAQ-100® Fund	2/14/1994	0.75%	$4,028,276	$4,575,228	$5,092,327
Russell 2000® Fund	5/31/2006	0.75%	$103,247	$174,718	$335,617
Russell 2000® 1.5x Strategy Fund	11/1/2000	0.90%	$185,972	$234,264	$198,961
S&P 500 Fund	5/31/2006	0.75%	$1,173,368	$1,209,099	$1,556,830
S&P 500 Pure Growth Fund	2/20/2004	0.75%	$187,243	$372,809	$394,976
S&P 500 Pure Value Fund	2/20/2004	0.75%	$375,484	$388,056	$221,111
S&P MidCap 400 Pure Growth Fund	2/20/2004	0.75%	$374,678	$850,218	$2,068,762
S&P MidCap 400 Pure Value Fund	2/20/2004	0.75%	$493,017	$514,279	$228,734
S&P SmallCap 600 Pure Growth Fund	2/20/2004	0.75%	$136,228	$358,410	$417,528
S&P SmallCap 600 Pure Value Fund	2/20/2004	0.75%	$835,763	$603,267	$218,124
Banking Fund	4/1/1998	0.85%	$141,012	$163,421	$96,564
Basic Materials Fund	4/1/1998	0.85%	$741,332	$885,645	$682,501
Biotechnology Fund	4/1/1998	0.85%	$902,193	$535,192	$792,409
Consumer Products Fund	7/6/1998	0.85%	$938,991	$735,452	$1,090,481
Electronics Fund	4/1/1998	0.85%	$461,674	$254,842	$75,916
Energy Fund	4/21/1998	0.85%	$527,895	$654,649	$751,019
Energy Services Fund	4/1/1998	0.85%	$828,135	$929,437	$825,567
Financial Services Fund	4/2/1998	0.85%	$218,968	$144,677	$125,559
Health Care Fund	4/17/1998	0.85%	$779,768	$235,238	$376,343
Internet Fund	4/6/2000	0.85%	$377,030	$808,473	$120,432
Leisure Fund	4/1/1998	0.85%	$46,004	$121,173	$64,776
Precious Metals Fund	12/1/1993	0.75%	$1,772,924	$1,785,811	$1,147,361
Retailing Fund	4/1/1998	0.85%	$269,361	$104,867	$135,865
Technology Fund	4/14/1998	0.85%	$399,138	$365,317	$241,749
Telecommunications Fund	4/1/1998	0.85%	$115,536	$111,533	$66,800
Transportation Fund	4/2/1998	0.85%	$148,740	$195,474	$101,600
Utilities Fund	4/3/2000	0.85%	$252,097	$388,077	$448,770

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Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2010		Advisory Fees Paid for Fiscal Year Ended 2011		Advisor Fees Paid for Fiscal Year Ended 2012
Europe 1.25x Strategy Fund	5/8/2000	0.90%	$144,207		$185,738		$122,158
Japan 2x Strategy Fund	2/22/2008	0.75%	$47,420		$49,039		$52,865
Emerging Markets 2x Strategy Fund	10/29/2010	0.90%	**		$12,414		$42,211
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	0.90%	**		$9,183		$26,231
Government Long Bond 1.2x Strategy Fund	1/3/1994	0.50%	$887,204		$798,132		$893,656
Inverse Government Long Bond Strategy Fund	3/3/1995	0.90%	$5,216,389		$5,382,826		$4,294,234
High Yield Strategy Fund	4/16/2007	0.75%	$249,559		$1,407,964		$1,653,121
Inverse High Yield Strategy Fund	4/16/2007	0.75%	$112,382		$142,467		$157,593
U.S. Long Short Momentum Fund	3/22/2002	0.90%	$1,739,951		$1,546,882		$1,146,327
Event Driven and Distressed Strategies Fund	6/30/2010	0.90%	**		$70,815		$134,199
Long Short Equity Strategy Fund	6/30/2010	0.90%	**		$19,577		$50,165
Long Short Interest Rate Strategy Fund	6/30/2010	0.75%	**		$298,378		$1,004,023
Strengthening Dollar 2x Strategy Fund	5/25/2005	0.90%	$420,513		$410,155		$527,518
Weakening Dollar 2x Strategy Fund	5/25/2005	0.90%	$905,133		$321,462		$274,804
Real Estate Fund	2/20/2004	0.85%	$201,456		$352,791		$158,343
All-Asset Conservative Strategy Fund	6/30/2006	0.00%*	$0	*	$0	*	$0	*
All-Asset Moderate Strategy Fund	6/30/2006	0.00%*	$0	*	$0	*	$0	*
All-Asset Aggressive Strategy Fund	6/30/2006	0.00%*	$0	*	$0	*	$0	*
Money Market Fund ***	12/1/1993	0.50%	$563,148		$6,592		$(632,484)

*	The Advisor receives an investment advisory fee for managing the underlying funds. The underlying funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each underlying fund and calculated at an annual rate for each underlying fund. For more information regarding the underlying funds’ investment advisory fees and expense limitations, please see the underlying funds’ prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the underlying funds and, as shareholders of those underlying funds, indirectly bear a proportionate share of those underlying funds’ advisory fees.
**	Not in operation for the period indicated.
***	The Advisor may reimburse expenses or waive fees for the Money Market Fund to the extent necessary to maintain the Money Market Fund’s net yield at a certain level as determined by the Advisor. The advisory fees paid by the Money Market Fund reflected in the above chart, include any such waiver or reimbursement. Any such fee waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Money Market Fund will be able to avoid a negative yield.

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After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisor and the Sub-Advisory Agreement

American Independence Financial Services, LLC (the “Sub-Advisor” or “AIFS”) is located at located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Pursuant to an investment sub-advisory agreement dated August 1, 2010 between the Advisor and AIFS (the “Sub-Advisory Agreement”), AIFS serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund and is responsible for constructing and providing the Advisor with the Long Short Interest Rate Strategy Fund’s model via signals, forwarded to the Advisor on such intervals as determined to be appropriate by the Sub-Advisor.

For its services as investment sub-adviser, AIFS is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.20% of the Long Short Interest Rate Strategy Fund's average daily net assets. In addition to providing sub-advisory services, AIFS and its affiliates may provide shareholder and sales support services on behalf of the Long Short Interest Rate Strategy Fund.

For the fiscal years ended March 31, 2011 and 2012, the Advisor paid the following sub-advisory fees to AIFS:

Fund Name	Fund Inception Date	Sub-Advisory Fee	Sub-Advisory Fee Paid for Fiscal Year Ended 2011	Sub-Advisory Fees Paid for Fiscal year Ended 2012
Long Short Interest Rate Strategy Fund	6/30/2010	0.20%	$79,941	$267,290

After its initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 60 days’ written notice to the Advisor and the Trust. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

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Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers for each Fund (except the Long Short Interest Rate Strategy Fund) are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael P. Byrum	155	$16,853,742,578	3	$102,595,732	1	Less than $5 million
Michael Dellapa	155	$16,853,742,578	3	$102,595,732	9	Less than $5 million
Ryan Harder	155	$16,853,742,578	3	$102,595,732	6	Less than $5 million

*	Information provided is as of March 31, 2012.

The Long Short Interest Rate Strategy Fund’s portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
T. Kirkham Barneby	8	$275.6 million	0	$0	150	$77,281,604
Glen Dorsey	8	$275.6 million	0	$0	150	$77,281,604

*	Information provided is as of March 31, 2012.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates each portfolio manager for his/her management of the Funds (except for the Long Short Interest Rate Strategy Fund). The portfolio managers’ compensation consists of an annual salary and the potential for two discretionary awards through Short-Term and Long-Term Incentive Plans.

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The Short-Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the various investment teams. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long-Term Incentive Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers’ contributions to the Advisor’s and its affiliates’ success as determined by management.

For the Long Short Interest Rate Strategy Fund, the Sub-Advisor compensates each portfolio manager for his management of the Fund. Compensation consists primarily of a fixed base salary and a discretionary cash bonus. Bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus benchmark with which the Fund is compared, before taxes, for a one year period of time; the consistency of the portfolio manager's performance, the total value of the assets managed by the portfolio manager, the profitability of the investment adviser and the portfolio manager's contribution to profitability and the trends in industry compensation and levels.

Each AIFS portfolio manager receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the American Independence Financial Services, LLC 401(k) program. Further, key investment professionals are equity shareholders in the firm.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the Trust’s most recently completed fiscal year end. Unless noted below, the portfolio managers did not beneficially own shares of any Fund as of December 31, 2011. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund Name	Dollar Range of Shares Owned
Portfolio Managers of Each Fund (except for the Long Short Interest Rate Strategy Fund)
Michael P. Byrum	None	None
Michael Dellapa	S&P 500® Fund	$1 - $10,000
	U.S. Government Money Market Fund	$1 - $10,000
Ryan Harder	None	None
Portfolio Managers of the Long Short Interest Rate Strategy Fund
T. Kirkham Barneby	Long Short Interest Rate Strategy Fund	$100,001 - $500,000
Glen Dorsey	Long Short Interest Rate Strategy Fund	None

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

Under the Service Agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and

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general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds.

For the fiscal years ended March 31, 2010, 2011 and 2012, the Funds paid the following service fees to the Servicer:

Fund Name	Fund Inception Date	Administrative Service Fees Paid For Fiscal Year Ended 2010	Administrative Service Fees Paid For Fiscal Year Ended 2011	Administrative Service Fees Paid For Fiscal Year Ended 2012
Inverse Mid-Cap Strategy Fund	2/20/2004	$13,198	$10,456	$11,457
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$76,739	$66,968	$49,005
Inverse Russell 2000® Strategy Fund	2/20/2004	$66,834	$67,680	$49,708
Inverse S&P 500 Strategy Fund	1/7/1994	$576,927	$626,899	$545,699
Mid-Cap 1.5x Strategy Fund	8/16/2001	$46,556	$88,109	$71,708
Nova Fund	7/12/1993	$175,007	$176,630	$157,048
NASDAQ-100® Fund	2/14/1994	$1,342,758	$1,525,076	$1,697,442
Russell 2000® Fund	5/31/2006	$34,416	$58,239	$111,873
Russell 2000® 1.5x Strategy Fund	11/1/2000	$51,659	$65,073	$55,267
S&P 500 Fund	5/31/2006	$391,122	$403,033	$518,943
S&P 500 Pure Growth Fund	2/20/2004	$62,414	$124,270	$131,659
S&P 500 Pure Value Fund	2/20/2004	$125,161	$129,352	$73,704
S&P MidCap 400 Pure Growth Fund	2/20/2004	$124,893	$283,406	$689,587
S&P MidCap 400 Pure Value Fund	2/20/2004	$164,339	$171,426	$76,244
S&P SmallCap 600 Pure Growth Fund	2/20/2004	$45,410	$119,470	$139,176
S&P SmallCap 600 Pure Value Fund	2/20/2004	$278,588	$201,089	$72,708
Banking Fund	4/1/1998	$41,474	$48,065	$28,401
Basic Materials Fund	4/1/1998	$218,038	$260,483	$200,735
Biotechnology Fund	4/1/1998	$265,350	$157,409	$233,061
Consumer Products Fund	7/6/1998	$276,173	$216,309	$320,729

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Fund Name	Fund Inception Date	Administrative Service Fees Paid For Fiscal Year Ended 2010		Administrative Service Fees Paid For Fiscal Year Ended 2011		Administrative Service Fees Paid For Fiscal Year Ended 2012
Electronics Fund	4/1/1998	$135,786		$74,953		$22,328
Energy Fund	4/21/1998	$155,263		$192,543		$220,887
Energy Services Fund	4/1/1998	$243,568		$273,363		$242,813
Financial Services Fund	4/2/1998	$64,402		$42,522		$36,929
Health Care Fund	4/17/1998	$229,343		$69,188		$110,689
Internet Fund	4/6/2000	$110,891		$237,785		$35,421
Leisure Fund	4/1/1998	$13,530		$35,639		$19,052
Precious Metals Fund	12/1/1993	$590,975		$595,270		$382,454
Retailing Fund	4/1/1998	$79,224		$30,843		$39,960
Technology Fund	4/14/1998	$117,393		$107,446		$71,102
Telecommunications Fund	4/1/1998	$33,981		$32,804		$19,647
Transportation Fund	4/2/1998	$43,747		$57,492		$29,882
Utilities Fund	4/3/2000	$74,146		$114,140		$131,991
Europe 1.25x Strategy Fund	5/8/2000	$40,058		$51,594		$33,933
Japan 2x Strategy Fund	2/22/2008	$15,807		$16,347		$17,622
Emerging Markets 2x Strategy Fund	10/29/2010	*	*	$3,940		$11,725
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	*	*	$2,912		$8,128
Government Long Bond 1.2x Strategy Fund	1/3/1994	$354,885		$319,256		$357,466
Inverse Government Long Bond Strategy Fund	3/3/1995	$1,448,996		$1,495,228		$1,192,841
High Yield Strategy Fund	4/16/2007	$83,186		$469,321		$551,040
Inverse High Yield Strategy Fund	4/16/2007	$37,461		$47,489		$52,531
U.S. Long Short Momentum Fund	3/22/2002	$483,319		$429,689		$318,424
Event Driven and Distressed Strategies Fund	6/30/2010	*	*	$23,201		$40,161
Long Short Equity Strategy Fund	6/30/2010	*	*	$6,424		$15,778
Long Short Interest Rate Strategy Fund	6/30/2010	*	*	$99,459		$334,674
Strengthening Dollar 2x Strategy Fund	5/25/2005	$116,805		$113,932		$146,532
Weakening Dollar 2x Strategy Fund	5/25/2005	$251,426		$89,295		$76,334
Real Estate Fund	2/20/2004	$59,252		$103,762		$46,571
All-Asset Conservative Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Moderate Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Aggressive Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
Money Market Fund ***	12/1/1993	$1,586,581		$136,432		$6,524

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*	The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund Fees and Expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.
**	Not in operation for the period indicated.
***	The Servicer may reimburse expenses or waive fees for the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by Rydex Fund Services, LLC. The administrative fees paid by the Fund reflected in the above chart, include any such waiver or reimbursement. Any such fee waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Money Market Fund will be able to avoid a negative yield.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2010, 2011 and 2012, the Funds paid the following accounting service fees to the Servicer:

Fund Name	Fund Inception Date	Accounting Service Fees Paid For Fiscal Year Ended 2010	Accounting Service Fees Paid For Fiscal Year Ended 2011	Accounting Service Fees Paid For Fiscal Year Ended 2012
Inverse Mid-Cap Strategy Fund	2/20/2004	$5,279	$4,182	$4,583
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$30,695	$26,787	$19,602
Inverse Russell 2000® Strategy Fund	2/20/2004	$26,733	$27,072	$19,883
Inverse S&P 500 Strategy Fund	1/7/1994	$228,670	$242,404	$213,199
Mid-Cap 1.5x Strategy Fund	8/16/2001	$18,622	$35,243	$28,683
Nova Fund	7/12/1993	$70,003	$70,651	$62,819
NASDAQ-100® Fund	2/14/1994	$453,607	$492,437	$525,026
Russell 2000® Fund	5/31/2006	$13,767	$23,296	$44,749
Russell 2000® 1.5x Strategy Fund	11/1/2000	$20,663	$26,029	$22,107
S&P 500 Fund	5/31/2006	$156,448	$160,721	$205,002
S&P 500 Pure Growth Fund	2/20/2004	$24,966	$49,707	$52,663
S&P 500 Pure Value Fund	2/20/2004	$50,064	$51,740	$29,481
S&P MidCap 400 Pure Growth Fund	2/20/2004	$49,957	$112,276	$266,801
S&P MidCap 400 Pure Value Fund	2/20/2004	$65,735	$68,562	$30,498
S&P SmallCap 600 Pure Growth Fund	2/20/2004	$18,163	$47,788	$55,670
S&P SmallCap 600 Pure Value Fund	2/20/2004	$111,399	$79,365	$29,083
Banking Fund	4/1/1998	$16,590	$19,226	$11,360
Basic Materials Fund	4/1/1998	$87,215	$104,192	$80,293
Biotechnology Fund	4/1/1998	$106,139	$62,963	$93,224

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Fund Name	Fund Inception Date	Accounting Service Fees Paid For Fiscal Year Ended 2010		Accounting Service Fees Paid For Fiscal Year Ended 2011		Accounting Service Fees Paid For Fiscal Year Ended 2012
Consumer Products Fund	7/6/1998	$110,468		$86,523		$128,291
Electronics Fund	4/1/1998	$54,314		$29,981		$8,932
Energy Fund	4/21/1998	$62,105		$77,017		$88,354
Energy Services Fund	4/1/1998	$97,427		$109,345		$97,125
Financial Services Fund	4/2/1998	$25,761		$17,021		$14,772
Health Care Fund	4/17/1998	$91,736		$27,675		$44,275
Internet Fund	4/6/2000	$44,356		$95,113		$14,169
Leisure Fund	4/1/1998	$5,412		$14,256		$7,621
Precious Metals Fund	12/1/1993	$229,731		$234,116		$152,979
Retailing Fund	4/1/1998	$31,689		$12,337		$15,984
Technology Fund	4/14/1998	$46,957		$42,978		$28,441
Telecommunications Fund	4/1/1998	$13,592		$13,121		$7,859
Transportation Fund	4/2/1998	$17,499		$22,997		$11,953
Utilities Fund	4/3/2000	$29,658		$45,656		$52,796
Europe 1.25x Strategy Fund	5/8/2000	$16,023		$20,637		$13,573
Japan 2x Strategy Fund	2/22/2008	$6,323		$6,538		$7,049
Emerging Markets 2x Strategy Fund	10/29/2010	**		$1,576		$4,690
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	**		$1,164		$3,251
Government Long Bond 1.2x Strategy Fund	1/3/1994	$170,618		$150,545		$177,706
Inverse Government Long Bond Strategy Fund	3/3/1995	$477,058		$486,317		$411,375
High Yield Strategy Fund	4/16/2007	$33,092		$181,818		$210,301
Inverse High Yield Strategy Fund	4/16/2007	$14,984		$18,995		$21,012
U.S. Long Short Momentum Fund	3/22/2002	$193,327		$171,874		$127,368
Event Driven and Distressed Strategies Fund	6/30/2010	**		$9,280		$16,064
Long Short Equity Strategy Fund	6/30/2010	**		$2,570		$6,311
Long Short Interest Rate Strategy Fund	6/30/2010	**		$39,783		$133,869
Strengthening Dollar 2x Strategy Fund	5/25/2005	$46,723		$45,572		$58,612
Weakening Dollar 2x Strategy Fund	5/25/2005	$100,570		$35,718		$30,534
Real Estate Fund	2/20/2004	$23,701		$41,504		$18,628
All-Asset Conservative Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Moderate Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Aggressive Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
Money Market Fund ***	12/1/1993	$770,732		$423,667		$83,221

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*	The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.
**	Not in operation for the period indicated.
***	The Servicer may reimburse expenses or waive fees for the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by Rydex Fund Services, LLC. The accounting fees paid by the Fund reflected in the above chart, include any such waiver or reimbursement. Any such fee waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Money Market Fund will be able to avoid a negative yield.

Distribution

Pursuant to a distribution agreement between the Trust and the Distributor dated March 1, 2012 (the “Distribution Agreement”), the Distributor, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. The Distributor is a subsidiary of Security Benefit Corporation and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund’s current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

Advisor Class Distribution and Shareholder Servicing Plan – Each Fund that offers Advisor Class Shares has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the “Advisor Class Plan”). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor (“Service Providers”), may receive up to 0.25% of each Fund’s assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund’s assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-Class Distribution Plan – Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the “A-Class Plan”). The A-Class Plan allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act; however, as discussed below, the Asset Allocation Funds will generally not pay distribution fees to the Distributor. The Distributor generally will, in turn, pay the Service Providers out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

For the Asset Allocation Funds, the affiliated underlying funds, in which the Asset Allocation Funds invest, have adopted the A-Class Plan discussed above. The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares, pursuant to Rule 12b-1 under 1940 Act. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Fund more than other types of sales charges and will increase the cost of your investment.

97

C-Class Distribution and Shareholder Servicing Plan – Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the “C-Class Plan”). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund’s assets (except for the Asset Allocation Funds) and 0.75% of each Asset Allocation Fund’s assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund’s assets (except for the Asset Allocation Funds) and 0.50% of each Asset Allocation Fund’s assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund’s assets attributable to C-Class Shares as compensation for shareholder services.

In addition, each Asset Allocation Fund invests in A-Class Shares of the affiliated underlying Funds and the affiliated underlying Funds have adopted the A-Class Distribution Plan discussed above. Under the A-Class Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each affiliated underlying fund’s assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund’s assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Distribution and Shareholder Servicing Plan and from the affiliated underlying funds under the A-Class Distribution Plan.

H-Class Distribution Plan and Shareholder Services Plan – Each Fund that offers H-Class Shares has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act and a Shareholder Services Plan applicable to H-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to H-Class Shares as compensation for distribution services provided to that Fund. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds. Although the Asset Allocation Funds have each adopted a Distribution Plan, these Funds generally do not pay distribution or shareholder service fees to the Distributor. Instead, the affiliated underlying funds have adopted a distribution plan applicable to A-Class Shares, in which the Asset Allocation Funds invest, that allows each affiliated underlying fund to pay distribution fees to the Distributor and other Service Providers. The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares, pursuant to the 1940 Act. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Fund more than other types of sales charges and will increase the cost of your investment.

Description of Distribution Services and Shareholder Services – Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

98

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2012, the Funds paid the following fees pursuant to the plans described above:

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)	A-Class (0.25% 12b-1 Fee)	C-Class (1.00% 12b-1 Fee)	H-Class (0.25% 12b-1 Fee)
Inverse Mid-Cap Strategy Fund	2/20/2004	*	$583	$3,449	$10,011
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$15,324	$2,068	$10,762	**
Inverse Russell 2000® Strategy Fund	2/20/2004	*	$3,197	$10,310	$43,934
Inverse S&P 500 Strategy Fund	1/7/1994	$51,201	$27,191	$105,804	**
Mid-Cap 1.5x Strategy Fund	8/16/2001	*	$3,598	$62,900	$52,385
Nova Fund	7/12/1993	$60,110	$4,225	$84,782	**
NASDAQ-100® Fund	2/14/1994	$261,664	$29,131	$119,361	**
Russell 2000® Fund	5/31/2006	*	$12,215	$61,116	$84,379
Russell 2000® 1.5x Strategy Fund	11/1/2000	*	$2,783	$20,139	$47,450
S&P 500 Fund	5/31/2006	*	$25,992	$98,006	$468,450
S&P 500 Pure Growth Fund	2/20/2004	*	$13,278	$90,338	$95,796
S&P 500 Pure Value Fund	2/20/2004	*	$3,590	$36,772	$60,921
S&P MidCap 400 Pure Growth Fund	2/20/2004	*	$73,913	$123,488	$584,802
S&P MidCap 400 Pure Value Fund	2/20/2004	*	$2,740	$17,055	$69,241
S&P SmallCap 600 Pure Growth Fund	2/20/2004	*	$5,308	$27,095	$127,094
S&P SmallCap 600 Pure Value Fund	2/20/2004	*	$4,505	$17,677	$63,783
Banking Fund	4/1/1998	$4,001	$2,865	$22,631	**
Basic Materials Fund	4/1/1998	$39,330	$33,098	$99,611	**
Biotechnology Fund	4/1/1998	$36,542	$11,269	$43,218	**
Consumer Products Fund	7/6/1998	$56,619	$32,891	$57,863	**
Electronics Fund	4/1/1998	$9,482	$1,607	$9,590	**
Energy Fund	4/21/1998	$45,495	$20,533	$146,808	**
Energy Services Fund	4/1/1998	$47,072	$34,431	$121,933	**
Financial Services Fund	4/2/1998	$11,734	$2,826	$9,180	**
Health Care Fund	4/17/1998	$27,568	$5,900	$36,235	**
Internet Fund	4/6/2000	$6,343	$2,253	$9,514	**
Leisure Fund	4/1/1998	$4,421	$1,767	$6,597	**
Precious Metals Fund	12/1/1993	$82,876	$22,716	$309,802	**

99

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)	A-Class (0.25% 12b-1 Fee)	C-Class (1.00% 12b-1 Fee)	H-Class (0.25% 12b-1 Fee)
Retailing Fund	4/1/1998	$13,560	$2,079	$17,876	**
Technology Fund	4/14/1998	$19,607	$4,759	$23,980	**
Telecommunications Fund	4/1/1998	$2,302	$2,264	$11,975	**
Transportation Fund	4/2/1998	$7,088	$2,969	$17,146	**
Utilities Fund	4/3/2000	$35,099	$22,356	$60,159	**
Europe 1.25x Strategy Fund	5/8/2000	*	$1,329	$4,790	$31,406
Japan 2x Strategy Fund	2/22/2008	*	$6,151	$1,934	$10,987
Emerging Markets 2x Strategy Fund	10/29/2010	*	$277	$3,307	$10,621
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	*	$449	$4,085	$6,658
Government Long Bond 1.2x Strategy Fund	1/3/1994	$428,411	$14,127	$59,634	**
Inverse Government Long Bond Strategy Fund	3/3/1995	$312,580	$132,599	$875,778	**
High Yield Strategy Fund	4/16/2007	*	$34,219	$70,841	$499,111
Inverse High Yield Strategy Fund	4/16/2007	*	$7,459	$8,472	$42,954
U.S. Long Short Momentum Fund	3/22/2002	*	$50,290	$390,932	$170,393
Event Driven and Distressed Strategies Fund	6/30/2010	*	$16,847	$13,050	$19,573
Long Short Equity Strategy Fund	6/30/2010	*	$9,486	$2,095	$5,534
Long Short Interest Rate Strategy Fund	6/30/2010	*	$104,596	$163,850	$86,484
Strengthening Dollar 2x Strategy Fund	5/25/2005	*	$36,458	$33,194	$101,776
Weakening Dollar 2x Strategy Fund	5/25/2005	*	$13,088	$29,611	$55,844
Real Estate Fund	2/20/2004	*	$8,157	$21,304	$33,088
All-Asset Conservative Strategy Fund***	6/30/2006	*	$0	$57,650	$0
All-Asset Moderate Strategy Fund***	6/30/2006	*	$0	$110,449	$0
All-Asset Aggressive Strategy Fund***	6/30/2006	*	$0	$44,947	$0
U.S. Government Money Market Fund ****	12/1/1993	$632,4798	$0	$128,585	**

*	The Fund does not offer Advisor Class Shares.
**	The Fund does not offer H-Class Shares.
***	The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.
****	Prior to June 15, 2012, the Fund offered five separate share classes: Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and Investor2 Class Shares. Effective June 15, 2012, the Fund’s new Money Market Class Shares replaced these share classes. The Fund has not adopted a distribution and shareholder service plan under Rule 12b-1 for its new share class.

100

Other Distribution or Service Arrangements – The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to financial intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; or (iii) as a fixed dollar amount.

As of the date of this SAI, the Distributor and/or the Advisor have revenue sharing arrangements with the following financial intermediaries, pursuant to which the Distributor and/or the Advisor pay the following fees, based on the assets invested in the Funds, for services provided to Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, which includes funds and share classes of funds not offered in this SAI:

Financial Intermediary	Payments During Last Fiscal Year
Charles Schwab & Co., Inc. (Schwab)	$3,228,146
National Financial Services LLC (NFS)	$2,885,129
Nationwide	$91,739
E*Trade	$129,140
Prudential Securities Inc./Wachovia Securities, LLC/Wells Fargo Investments LLC	$702,627
Merrill Lynch & Co, Inc.	$39,240
Pershing LLC	$286,239
UBS Financial	$143,679
TD Ameritrade	$323,905

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Financial Intermediary	Payments During Last Fiscal Year
Morgan Stanley & Co., Incorporated	$240,221
Security Benefit Corporation	$19,347
LPL Financial Corporation	$74,708
Ceros Financial Services, Inc.	$517,171
Raymond James Financial, Inc.	$18,967
Edward Jones	$1,814
Great West	$450
Mass Mutual	$503
Ameriprise Financial	$33,876
Jefferson National Securities Corporation*	$218,817
Keyport*	$1,246
Keyport Benefit*	$178
GE Life*	$6,576
Lincoln Benefit*	$4,482
Security Benefit Corporation*	$1,197,742
Sun Life*	$649
Nationwide*	$931,485
SAGE Life*	$971
Penn Mutual*	$191
Phoenix Life*	$8,141
Integrity Life*	$4,869
National Integrity*	$5,068
Columbus Life*	$13
AXA*	$1,071

*	Rydex Variable Trust only.

The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

102

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his or her broker or financial intermediary how he or she will be compensated for investments made in the Funds.

Although the Funds may use financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a list of the control persons and principal holders of securities of each Fund as of July 2, 2012, please see Appendix B to this SAI.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating Net Asset Value.” The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. For the Asset Allocation Funds, each Fund’s assets consist primarily of the underlying funds, which are valued at their respective NAVs. The NAV of each underlying fund is calculated by dividing the market value of the underlying fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the underlying fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund’s pricing cycle.

Each Asset Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, Funds that are party to a structured note, will regularly value their investments in such structured notes at fair value and other investments at market prices.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Funds’ assets since the calculation of the closing level of the International Equity Funds’ respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., Eastern Time) prior to the opening of the NYSE. The STOXX 50 IndexSM is determined in the mid-morning (approximately 10:30 a.m., Eastern Time) prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the rate at which local currencies can be sold to buy U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

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The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund’s pricing procedures. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements. Credit default swaps are valued at the fill price, if one is traded that day. Otherwise, the swaps are valued at the market close price at 4:00 p.m., Eastern Time.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund’s use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the “Rule”). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule’s quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than sixty days and precludes the purchase of any instrument with a remaining maturity of more than 397 days (about 13 months).

The Money Market Fund may only purchase “Eligible Securities.” Eligible Securities are securities which: (a) have remaining maturities of 397 days (about 13 months) or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations (“NRSROs”) that

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have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board’s oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Minimum Investment Requirements

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum investment amount is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. The Trust may also charge an annual maintenance fee to an account whose balance has fallen below the minimum investment amount without prior notification.

Tax Consequences

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day’s NAV. In addition, the Money Market Fund may rely on Rule 22e-3 of the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the Fund.

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Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans’ Day, and will likely close early the business day before New Year’s Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year’s Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children’s Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor’s Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

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A-CLASS SHARES – INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

Initial Sales Charges / Dealer Reallowances. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

Amount of Investment	Authorized Dealer Commission as % of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than 1,000,000	1.20%
Greater than $1,000,000	1.00%

Reduced Sales Charges. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Aggregating Accounts (Group Purchases)

1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

•

trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

•	solely controlled business accounts;

•	single participant retirement plans; or

•	endowments or foundations established and controlled by you or your immediate family.

2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers – provided they are not aggregated with individual accounts – may also be aggregated.

3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

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Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as “street name” or “nominee” accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm’s clients’ account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

Letters of Intent

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent (“LOI”), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge:

•

Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” in the Prospectuses).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below above under “Rights of Accumulation” if the Servicer is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

•

Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

•

If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

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Fulfilling the Intended Investment

•

By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•

To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•

If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•

If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Sales Charge Waivers. The A-Class Shares’ initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each Fund will be distributed as described in the Fund’s Prospectuses under “Dividends and Distributions.” Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

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The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder’s account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder’s account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by a Fund in U.S. Treasury zero coupon bonds and other zero coupon securities, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the “original issue discount”) is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as a regulated investment company for tax purposes. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The tax rules applicable to regulated investment companies are described below.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made herein to present a comprehensive and detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion in this SAI and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status

Congress passed the RIC Modernization Act on December 22, 2010 (the “RIC Modernization Act”) which makes certain beneficial changes for RICs and their shareholders, some of which are referenced below. In general, the RIC Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Modernization Act (i) allows capital losses to be carried forward indefinitely and retain the character of the original loss, (ii) exempts certain RICs from the preferential dividend rule, and (iii) repealed the 60-day designation requirement for certain types of income and gains.

A fund that qualifies as a RIC under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund timely distributes to

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the Fund’s shareholders. Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year, a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes at least 90% of the Fund’s investment company taxable income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”). While the Precious Metals Fund does not currently invest in precious metals and minerals, if it does so in the future it intends to restrict its investment in such commodities to avoid a violation of the 90% Test.

If a Fund fails to satisfy the 90% Test in any taxable year, the Fund may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified

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dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when the shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

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Special Considerations Applicable to Certain Domestic Equity Funds, Sector Funds, International Equity Funds, Fixed Income Funds, Specialty Funds, and Alternatives Funds, and in the case of the Asset Allocation Funds, Certain of the Underlying Funds

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to certain Funds, such as the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the International Equity Funds’, Strengthening Dollar 2x Strategy Fund’s and Weakening Dollar 2x Strategy Fund’s strategies of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Regulated Investment Company Status.”

In general, with respect to the International Equity Funds, U.S. Long Short Momentum Fund, Sector Funds, and in the case of the Asset Allocation Funds, certain of the underlying funds, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether each Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency. In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds, the Alternatives Funds and certain of the underlying funds may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by that Fund. Foreign taxes paid by an underlying fund which is taxable as a regulated investment company may be passed through to you. The Fund will make an election to pass through foreign tax credits paid or received only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

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Special Considerations Applicable to certain of the Underlying Funds of the Asset Allocation Funds

One of the requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code is that each Fund will derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Currently, the Rydex Series Commodities Strategy Fund, Rydex Series Long/Short Commodities Strategy Fund, Rydex Series Managed Futures Strategy Fund, Rydex Series Multi-Hedge Strategies Fund, and Rydex Series Global Managed Futures Strategy Fund, each an underlying fund, gain exposure to the commodities markets by investing in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments, including options, futures contracts, options on futures contracts, swap agreements on a commodities index and commodity-linked structured notes. The Rydex Series Commodities Strategy Fund’s, Rydex Series Long/Short Commodities Strategy Fund’s, Rydex Series Managed Futures Strategy Fund’s, Rydex Series Multi-Hedge Strategies Fund’s, and Rydex Series Global Managed Futures Strategy Fund’s exposure to the commodities markets is explained in more detail in the prospectus applicable to each Fund.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Internal Revenue Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which certain of the underlying funds, including the Rydex Series Commodities Strategy Fund, Rydex Series Long/Short Commodities Strategy Fund, Rydex Series Managed Futures Strategy Fund, Rydex Series Multi-Hedge Strategies Fund, and Rydex Series Global Managed Futures Strategy Fund, invest will not be considered qualifying income after September 30, 2006. These underlying funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10% of each underlying fund’s gross income.

If these underlying funds were to fail to qualify as regulated investment companies, the underlying funds would be subject to federal income tax on their net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the underlying fund’s earnings and profits. If the underlying fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the underlying fund would be subject to diminished investment returns.

Options, Swaps and Other Complex Securities

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

Options Transactions by the Funds

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

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With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired. Each Fund, in its operations, may utilize options on securities indices.

The trading strategies of each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, and Alternatives Funds, involving nonequity options on securities indices may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Back-Up Withholding

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service; (3) has failed to provide the Fund with the certifications required by the Internal Revenue Service to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Other Issues

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

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For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of shareholders, and address conflicts of interest between the interests of shareholders and those of the Advisor, Distributor, or any affiliated person of the Funds, the Advisor, or the Distributor.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and the terms of the Funds’ current registration statement. As of March 31, 2012, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-10 calendar days
Lipper	Monthly	1-10 calendar days
Bloomberg	Monthly	1-10 calendar days
Thompson Financial	Quarterly	1-10 calendar days
Standard & Poor’s	Quarterly	1-10 calendar days
Vickers Stock Research	Quarterly	1-10 calendar days
Institutional Shareholder Services	Weekly	1-5 business days

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The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the “portfolio holdings governing policies”) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the portfolio holdings governing policies at any time and from time to time without prior notice in their sole discretion. For purposes of the portfolio holdings governing policies, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. As required, the Money Market Fund provides and reports on Form N-MFP a full list of holdings as of the last business day of the previous month on the Fund’s website. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the Fund’s website for a period of not less than six months. Forms N-Q and N-MFP are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You will receive one vote for every full Fund share you own. Each Fund or class of a Fund, as applicable, will vote separately on matters relating solely to that Fund or class. Each Fund’s shares are freely transferable.

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As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Reporting

As a shareholder of a Fund, you will receive the unaudited financial information and audited financial statements for that Fund. In addition, the Trust will send you proxy statements and other reports related to the Fund in which you own shares. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

The Bank of New York Mellon

“BNY Mellon”, “BNY Mellon ADR Index” and “BNY Mellon Emerging Markets 50 ADR Index”, a sub-index of “BNY Mellon ADR Index” are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Rydex Investments. The Emerging Markets 2x Strategy and Inverse Emerging Markets 2x Strategy Funds (the “Guggenheim Emerging Markets Funds”) are based on the BNY Mellon Emerging Markets 50 ADR Index (the “BNY Mellon Index”) and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and The Bank of New York Mellon nor any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the Guggenheim Emerging Markets Funds or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the BNY Mellon Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public. The relationship between The Bank of New York Mellon, on one hand, and Guggenheim Investments, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and the BNY Mellon Index, which is determined, composed and calculated by The Bank of New York Mellon without regard to Guggenheim Investments or their products. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Guggenheim Investments or the purchasers or owners of their products into consideration in determining, composing or calculating the BNY Mellon Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE

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GUGGENHEIM EMERGING MARKETS FUNDS, PURCHASERS OR OWNERS OF THE GUGGENHEIM EMERGING MARKETS FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Credit Suisse Group AG and/or its affiliates

THE “CREDIT SUISSE EVENT DRIVEN LIQUID INDEX” AND “CREDIT SUISSE LONG/SHORT LIQUID INDEX” ARE TRADEMARKS OF CREDIT SUISSE ALTERNATIVE CAPITAL, INC. OR ONE OF ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”), AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND (THE “GUGGENHEIM CREDIT SUISSE FUNDS”). THE GUGGENHEIM CREDIT SUISSE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND GUGGENHEIM INVESTMENTS.

The Credit Suisse Event Driven Liquid Index and the Credit Suisse Long/Short Liquid Index are the exclusive property of Credit Suisse. Neither Credit Suisse nor any service provider shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Credit Suisse Event Driven Liquid Index and/or Credit Suisse Long/Short Liquid Index or the calculation thereof and neither Credit Suisse nor any service provider shall be under any obligation to advise any person of any error therein.

Neither Credit Suisse nor its Index service provider has any obligation to take the needs of any person into consideration in composing, modifying, determining or calculating the Credit Suisse Event Driven Liquid Index and the Credit Suisse Long/Short Liquid Index (or causing the indices to be calculated). Credit Suisse may modify the Credit Suisse Event Driven Liquid Index and the Credit Suisse Long/Short Liquid Index in its sole discretion at any time without the obligation to notify any party.

Credit Suisse has not published or approved this document and accepts no responsibility for its contents or use. Credit Suisse is not responsible for and has not participated in the determination of the timing of, prices at, or

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quantities of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund to be issued, sold, purchased, written or entered into by Licensee or in the determination or calculation of the equation by which the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund are to be converted into cash. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund.

Frank Russell Company

The Inverse Russell 2000® Strategy, Russell 2000® and Russell 2000® 1.5x Strategy Funds (the “Guggenheim Russell Funds”) are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Guggenheim Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the “Russell Index”) which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Guggenheim Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell’s publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the “Products”) are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. (“ICE Futures”). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures’ only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data

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included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

The Funds are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). Neither BofA Merrill Lynch nor any of (the “Exchanges and Entities”) make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in Funds particularly or the ability of the ML Factor Model and any data included therein to track general hedge fund or stock market performance. BofA Merrill Lynch’s and the Exchanges and Entities’ only relationship to Guggenheim Investments (“the Licensee”) is the licensing of certain trademarks and trade names of BofA Merrill Lynch and the Exchanges and Entities and of the ML Factor Model and any data included therein, which indices are determined, composed and calculated by BofA Merrill Lynch without regard to the Licensee or the Fund Securities. BofA Merrill Lynch and the Exchanges and Entities have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the ML Factor Model and any data included therein. BofA Merrill Lynch and the Exchanges and Entities are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. BofA Merrill Lynch and the Exchanges and Entities have no obligation or liability in connection with the administration, marketing or trading of the Funds.

BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH OR THE EXCHANGES AND ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The NASDAQ OMX Group, Inc.

The Inverse NASDAQ-100® Strategy and NASDAQ-100® Funds (the “Guggenheim NASDAQ Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Guggenheim NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Guggenheim NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim NASDAQ Funds particularly, or the ability of the

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NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Guggenheim NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Guggenheim NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Guggenheim NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Guggenheim NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Guggenheim NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE GUGGENHEIM NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

Nikkei Inc.

Nikkei Inc. (the “Nikkei”) does not sponsor, endorse, sell or promote the Japan 2x Strategy Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

•	The advisability of investing in index funds;

•	The ability of any index to track stock market performance;

•	The accuracy and/or the completeness of the aforementioned index or any data included therein;

•	The results to be obtained by the Japan 2x Strategy Fund, the investors in the Japan 2x Strategy Fund, or any person or entity from the use of the index or data included therein; and

•	The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

•	Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

•	Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

•	Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

123

•	Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

Standard & Poor’s

The Inverse S&P 500 ® Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500®, S&P 500 ® Pure Growth, S&P 500 ® Pure Value, S&P MidCap 400 ® Pure Growth, S&P MidCap 400 ® Pure Value, S&P SmallCap 600 ® Pure Growth, and S&P SmallCap 600 ® Pure Value Funds (the “Guggenheim S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or Citigroup Global Markets, Inc. (“Citigroup”). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Guggenheim S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Guggenheim S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500 Pure Growth Index, S&P 500 Pure Value Index, S&P MidCap 400 Pure Growth Index, S&P MidCap 400 Pure Value Index, S&P SmallCap 600 Pure Growth Index, and the S&P SmallCap 600 Pure Value Index (the “S&P Indices”) to track general stock market performance. S&P’s and Citigroup’s only relationship to Guggenheim Investments (“Licensee”) is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Guggenheim S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Guggenheim S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Guggenheim S&P Funds or the timing of the issuance or sale of the Guggenheim S&P Funds or in the determination or calculation of the equation by which the Guggenheim S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Guggenheim S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Guggenheim S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “Standard & Poor’s MidCap 400,” “S&P MidCap 400,” Standard & Poor’s SmallCap,” “S&P SmallCap 600,” “S&P 500 Pure Value,” “S&P 500 Pure Growth,” “S&P MidCap 400 Pure Value,” “S&P MidCap 400 Pure Growth,” “S&P SmallCap 600 Pure Value,” and “S&P SmallCap 600 Pure Growth” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

124

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended March 31, 2012, including notes thereto and the reports of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Funds’ 2012 Annual Reports to Shareholders must accompany the delivery of this SAI.

125

APPENDIX A

DESCRIPTION OF RATINGS

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings

Group Corporate Bond Ratings

AAA – This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA – Bonds rated “AA” also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A – Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB – Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB – Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B – Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC – Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa – Bonds rate “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

A-1

Aa – Bonds rate “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A – Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa – Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa – Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 2, 2012 the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons owing of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act.

ADVISOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Banking Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	18.49
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	45.64
Basic Materials Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	11.01
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	17.27
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	7.97
	First Security Bank Trust	100 W Emma Ave. P.O. Box 249 Springdale, AR 72765	12.04
Biotechnology Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	9.24
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	43.31
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	18.72
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	9.23
Consumer Products Fund	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	12.59
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	10.70
	Foliofn Investments Inc.	8180 Greensboro Dr. 8th Floor McLean, VA 22102	5.46
Electronics Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	6.21
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	7.99
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	79.63

ADVISOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Energy Services Fund	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	37.01
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	17.15
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	5.35
Energy Fund	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	19.83
	MG Trust Co. Trustee	700 17th St. Suite 300 Denver, CO 80702	6.74
Financial Services Fund	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	7.62
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	7.48
Government Long Bond 1.2x Strategy Fund	Trust Co. of America Cust FBO 99	P.O. Box 6503 Engelwood, CO 80120	10.12
	Trust Co. of America FBO: 75	P.O. Box 6503 Engelwood, CO 80120	58.61
	Trust Co. of America FBO 83/52	P.O. Box 6503 Engelwood, CO 80120	20.73
Health Care Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	12.86
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	39.48
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	9.98
Internet Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	35.22
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	36.22
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	7.53
Inverse Government Long Bond Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	5.64
	Piper Jaffray 401-02269-10	800 Nicollet Mall 8th St. Minneapolis, MN 55402	10.59
	Piper Jaffray 401-01080-19	800 Nicollet Mall 8th St. Minneapolis, MN 55402	10.65
Inverse NASDAQ 100 Strategy Fund	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	7.39

ADVISOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Inverse S&P 500 Strategy Fund	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	13.25
	Nationwide Insurance Co., QPUA C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	5.43
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	43.54
Leisure Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	13.12
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	40.05
NASDAQ 100 Fund	Trust Co. of America FBO: 75	P.O. Box 6503 Engelwood, CO 80120	84.97
Nova Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	8.25
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	12.68
	MG Trust Co. Cust. FBO	700 17th St. Suite 300 Denver, CO 80702	8.61
	Trust Co. of America Cust. FBO 99	P.O. Box 6503 Engelwood, CO 80120	24.44
Precious Metals Fund	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	7.74
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	24.56
	Trust Co. of America FBO 83/52	P.O. Box 6503 Engelwood, CO 80120	33.60
Retailing Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	6.29
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	33.69
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	20.99
Technology Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	12.55
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	59.54
Telecommunications Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	11.25
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	38.15
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	9.74
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	12.64

ADVISOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Transportation Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	22.79
	Janney Montgomery Scott LLC A/C 2202-1780	1801 Market St. Philadelphia, PA 19103-1675	6.37
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	37.67
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	6.99
Utilities Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	9.63
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	11.09
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	10.76
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	32.59

H-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
All-Asset Aggressive Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	15.35
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	7.84
	UMB Bank NA FBO Fiduciary for Tax Deferred Acct.	1 Security Place Topeka, KS 66636-0001	15.79
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	9.16
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	12.62
All-Asset Moderate Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	9.73
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	12.41
	UMB Bank NA FBO Fiduciary for Tax Deferred Acct.	1 Security Place Topeka, KS 66636-0001	21.79
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	5.38
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	11.43

H-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Emerging Markets 2x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	8.22
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	8.26
	Zun Deng or Zhen Deng	Princeton Junction, NJ 08550	22.14
Europe 1.25x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	9.57
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	14.36
	Trust Co. of America FBO: 75	P.O. Box 6503 Engelwood, CO 80120	6.78
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	19.72
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	5.95
Event Driven and Distressed Strategies Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	5.96
	Rydex VA Alternative Strategies Allocation Fund*	805 King Farm Boulevard Suite 600 Rockville, MD 20850	19.58
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	62.62
High Yield Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	18.24
	Millennium Trust Co. LLC CIF Clients of Wall WGOII	820 Jorie Blvd. Suite 420 Oak Brook, IL 60523	6.69
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	38.70
	Schwab Special Custody Account - Reinv. for Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	13.15
Inverse Emerging Markets 2x Strategy Fund	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	9.08
	Income Investments #2	P.O. Box 201629 Anchorage, AK 99520	7.21
	Dwain L Skipworth or Deanna L Skipworth	Anchorage, AK 99520	43.38
	Lee D. Bogan	Redondo Beach, CA 90277-3536	12.40

H-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Inverse High Yield Strategy Fund	Trust Co. of America Cust. FBO 225	P.O. Box 6503 Engelwood, CO 80120	24.52
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	65.55
Inverse Mid-Cap Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	20.05
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	23.26
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	7.95
Inverse Russell 2000® Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	20.16
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	5.49
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	28.20
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	17.07
Japan 2x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	11.57
	Trust Co. of America FBO: 75	P.O. Box 6503 Engelwood, CO 80120	12.02
	Arnold Galman	Bryn Mawr, PA 19010	25.62
Long Short Equity Strategy Fund	Rydex VA Alternative Strategies Allocation Fund*	805 King Farm Boulevard Suite 600 Rockville, MD 20850	61.23
	Rydex EPT Moderate - VA	805 King Farm Boulevard Suite 600 Rockville, MD 20850	8.91
	Rydex EPT Conservative - VA	805 King Farm Boulevard Suite 600 Rockville, MD 20850	6.00
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	5.08
Long Short Interest Rate Strategy Fund	Rydex VA Alternative Strategies Allocation Fund*	805 King Farm Boulevard Suite 600 Rockville, MD 20850	5.27
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	18.78
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	46.43

H-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Mid-Cap 1.5x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	23.38
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	21.84
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	10.18
Real Estate Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	55.05
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	8.06
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	20.30
Russell 2000® 1.5x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	14.26
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	11.99
	Trust Co. of America Cust. FBO 99	P.O. Box 6503 Engelwood, CO 80120	20.03
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	10.35
Russell 200® Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	9.36
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	7.40
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	7.93
S&P 500 Pure Growth Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	65.68
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	7.02

H-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
S&P 500 Pure Value Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	5.62
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	12.54
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	11.63
	Trust Co. of America FBO: 75	P.O. Box 6503 Engelwood, CO 80120	6.03
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	24.73
S&P 500 Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	54.50
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	6.71
	Genworth Financial Trust Co. FBO Genworth Financial Asset Mgmt., Inc. FBO Their Mutual Clients 3200	3200 N. Central Suite 612 Phoenix, AZ 85012	8.15
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	11.36
S&P Mid-Cap 400 Pure Growth Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	35.37
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	10.48
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	7.36
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	29.35
S&P Mid-Cap 400 Pure Value Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	8.49
	Merrill Lynch, Pierce, Fenner & Smith, Inc. For the Sole Benefit of its Customer	4800 Deer Lake Dr. E., 3rd Floor Jacksonville, FL 32246	5.24
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	10.32
	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting	P.O. Box 182029 Columbus, OH 43218-2029	23.42
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	22.95
S&P Small-Cap 600 Pure Growth Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	36.27
	Trust Co. of America FBO: 75	P.O. Box 6503 Engelwood, CO 80120	18.95
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	6.04

H-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
S&P Small-Cap 600 Pure Value Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	5.83
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	5.35
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	18.26
Strengthening Dollar 2x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	70.19
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	10.17
U.S. Long Short Momentum Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	7.01
	UMB Bank NA FBO Fiduciary for Tax Deferred Acct.	1 Security Place Topeka, KS 66636-0001	9.59
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	42.30
Weakening Dollar 2x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	19.86
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn: Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	44.83

*	Following a reorganization into and with the Multi-Hedge Strategies Fund, which is not discussed in this SAI, the Alternative Strategies Allocation Fund was liquidated on July 13, 2012.

INVESTOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Banking Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	28.29
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	11.92
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	36.56
Basic Materials Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	22.18

INVESTOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Basic Materials Fund	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	10.84
	Oltrust & Co. Cash/Cash c/o Old National Trust Co	P.O. Box 966 Evansville, IN 47706-0966	7.96
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	32.23
Biotechnology Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	35.60
	Trust Co. of America Cust. FBO 83/52	P.O. Box 6503 Engelwood, CO 80120	6.96
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	26.48
Consumer Products Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	55.03
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	20.28
Electronics Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	13.51
	Trust Co. of America Cust. FBO 83/52	P.O. Box 6503 Engelwood, CO 80120	30.32
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	8.79
Energy Services Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	11.13
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	5.97
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	28.88
Energy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	18.54
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	41.56
Financial Services Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	25.21
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	23.84
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	28.09

INVESTOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Government Long Bond 1.2x Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	49.60
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	9.45
	Trust Co. of America Cust. F/B/O 65	P.O. Box 6503 Engelwood, CO 80120	5.91
	Trust Co. of America FBO: 225	P.O. Box 6503 Engelwood, CO 80120	5.13
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	15.57
Health Care Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	70.19
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	20.39
Internet Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	21.65
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	11.75
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	41.94
Inverse Government Long Bond Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	16.10
	Merrill Lynch, Pierce, Fenner & Smith, Inc. For the Sole Benefit of its Customer	4800 Deer Lake Dr. E., 3rd Floor Jacksonville, FL 32246	5.09
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	8.60
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	5.55
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	34.27
Inverse NASDAQ-100® Strategy Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	16.67
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	20.24

INVESTOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Leisure Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	21.16
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	59.19
NASDAQ-100® Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	22.52
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	5.16
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	31.20
Nova Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	34.57
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	5.21
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	18.49
Precious Metals Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	13.53
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	14.73
Retailing Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	46.46
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	38.97
Technology Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	30.66
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	43.52
Telecommunications Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	7.31
	Duvedal Associates Partnership	129 Washington St. Wellesley, MA 02481	10.17
	First Clearing, LLC A/C 1699-0135	2801 Market St. St. Louis, MO 63103	8.51
	TD Ameritrade Inc. for Exclusive Benefit of our Customers	P.O. Box 2226 Omaha, NE 68103-2226	16.77
	Trust Co. of America FBO 60	P.O. Box 6503 Engelwood, CO 80120	19.28
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	13.42

INVESTOR CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Transportation Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	14.10
	Trust Co. of America FBO 83/52	P.O. Box 6503 Engelwood, CO 80120	35.06
	Schwab Special Custody Account - Reinv. For Benefit of Customers	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	14.93
Utilities Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	42.71
	Trust Co. of America FBO 83/52	Attn. Mutual Funds Team E 101 Montgomery St. San Francisco, CA 94104-4122	38.89

A-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Russell 2000® 1.5x Strategy Fund	Charles Schwab & Co. Inc.	Attn: Mutual Fund Operations 101 Montgomery St. San Francisco, CA 94104-4122	23.81%
Nova Fund	Jeanne L. Wright (RIRA)	Castle Rock, CO 80109	6.33%
	Catherine D. Fechner	Maywood, NJ 07607	5.81%
Inverse NASDAQ-100® Strategy Fund	Paul D. Rohner (RIRA)	Lake Lotawana, MO 64086	8.18%
Inverse Russell 2000® Strategy Fund	Williams Family Trust Duane & Katy Williams TTEES DTD 11/19/90	Bakersfield, CA 93308	15.66%
Inverse Mid-Cap Strategy Fund	Violet B. Zeigler or Rhonda L. Sorenson or Kenton D. Zeigler JTWROS	Saint Paul, MN 55102	16.14%
	Jean Klare-Hales TTEE Jean Klare-Hales Rev. Trust U/A DTD 11/5/01	Omaha, NE 68154-3467	7.69%
S&P 500 Pure Value Fund	Gary S. Reid (IRA)	Burbank, CA 91504	9.05%
Long Short Equity Strategy Fund	Gerald & Denise Shirk Joint Revocable Trust U/A DTD 10/13/06 Gerald A. Shirk and Denise R. Shirk TTEEs Preferred Advisor Non-Discretionary	Alpharetta, GA 30004-6936	5.63%
Emerging Markets 2x Strategy Fund	Donald H. Boegel (SEP)	Mound, MN 55364	15.71%
	Shane Michael Lee	Null	8.10%

C-CLASS SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
Transportation Fund	Daniel R. Cerven (IRA)	Quakertown, PA 18951	7.05%
Inverse Mid-Cap Strategy Fund	Michael S. Sabin (RIRA)	Minneapolis, MN 55431	8.84%
	David L. Osborn and Marsha L. Osbron (JTWROS)	Apple Valley, MN 55124	5.27%
S&P 500 Pure Value Fund	Hilliard Lyons Cust. For Ronald W. Borkowski IRA	Lexington, KY 40509-2922	7.77%
Strengthening Dollar 2x Strategy Fund	Amanda Bohlman (RIRA)	Haker Heights, OH 44122-2978	5.09%
Japan 2x Strategy Fund	Frank A. Diaz (RIRA)	Mesa, AZ 85206-3844	8.04%
Long Short Equity Strategy Fund	Morgan Keegan & Co. FBO Leslie M. Mott -IRA	Roswell, GA 30075	20.10%
	Randall D. Keefer (RIRA)	Lenexa, KS 66219	5.02%
Emerging Markets 2x Strategy Fund	Anthony E. Riccio or Lillian R. Riccio	Plaistow, NH 03865	26.27%

MONEY MARKET FUND SHARES
FUND	NAME	ADDRESS	PERCENTAGE (%) OF OWNERSHIP
U.S. Government Money Market Fund	National Financial Services Corp. for Exclusive Benefit of our Customers Russ Lennon	200 Liberty St. New York, NY 10281-9999	33.05
	Trust Co. of America FBO 75	P.O. Box 6503 Engelwood, CO 80120	7.39

GUGGENHEIM INVESTMENTS SERIES FUNDS

STATEMENT OF ADDITIONAL INFORMATION

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

800-820-0888 301-296-5100

WWW.RYDEX-SGI.COM

This Statement of Additional Information (“SAI”) relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (each, a “Fund” and collectively, the “Funds”) of Rydex Series Funds (the “Trust”):

International 2x Strategy Fund

(H-Class: XXXXX) (A-Class: XXXXX) (C-Class: XXXXX)

Inverse International 2x Strategy Fund

(H-Class: XXXXX) (A-Class: XXXXX) (C-Class: XXXXX)

Inverse Pacific 2x Strategy Fund

(H-Class: XXXXX) (A-Class: XXXXX) (C-Class: XXXXX)

Latin America 2x Strategy Fund

(H-Class: XXXXX) (A-Class: XXXXX) (C-Class: XXXXX)

Inverse Latin America 2x Strategy Fund

(H-Class: XXXXX) (A-Class: XXXXX) (C-Class: XXXXX)

Inverse Europe 2x Strategy Fund

(H-Class: XXXXX) (A-Class: XXXXX) (C-Class: XXXXX)

This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectuses for the H-Class Shares, A-Class Shares and C-Class Shares dated August 1, 2012 (each, a “Prospectus” and collectively, the “Prospectuses”). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds’ Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

The date of this SAI is August 1, 2012

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GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty-seven (57) separate funds that issue a combination of Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares, Institutional Class Shares, and Y-Class Shares. The U.S. Government Money Market Fund offers a single class of shares. The different classes provide for variations in sales charges, certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see “Dividends, Distributions, and Taxes.”

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Funds’ Prospectuses.

The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the name Guggenheim Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors, LLC and prior to June 30, 2010, PADCO Advisors, Inc., each of which did business under the name Rydex Investments.

The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives. The following information supplements and should be read in conjunction with the Funds’ Prospectuses.

Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.

Currency Transactions

Foreign Currencies. Each Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

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•

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

•

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

•

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds’ investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds’ assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Although the Funds do not currently expect to engage in currency hedging, the Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the- counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the

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contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in Proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected

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to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in Proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the Funds do not anticipate doing so, the Funds may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

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Each Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Funds may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Funds may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The Funds currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Exchange-Related Securities. Each Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or

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indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Each Fund may also invest in principal exchange rate linked securities (“PERLsSM”). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about the time of maturity. The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Each Fund may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Equity Securities

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities

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convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the OTC market. In addition, the Funds may purchase equity securities traded on exchanges all over the world. The Funds may invest in the types of equity securities described in more detail below.

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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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Warrants. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, the Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Foreign Issuers

The Funds may invest in issuers located outside the U.S. directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary

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shares,” and “New York shares” issued and traded in the U.S. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the U.S. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the U.S. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

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Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the U.S. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Risk Factors Regarding Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

In addition, unlike developed countries, many emerging countries’ economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

Many emerging market countries suffer from uncertainty and corruption in their legal and political systems. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future. Similarly, a lack of social, political, and economic among emerging market countries can be common and may lead to social unrest, labor strikes, and civil wars. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

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Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies are now facing significant difficulties and some economies have fallen into recession.

Risk Factors Regarding Europe. The Inverse Europe 2x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50® Index (the “STOXX 50® Index”). The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union (“EU”)—Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence than the U.S. market with respect to adverse events generally affecting the market and large investors trading significant blocks of securities.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than regulation imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

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Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the EU’s Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. These controls may significantly affect every country in Europe by limiting EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. The EU and its members also face other issues that may affect the region’s economic stability, including historically high levels of unemployment in certain regions, the proposed enlargement of EU membership, and uncertainty surrounding the adoption, amendment, or abandonment of a constitutional treaty.

The need for fiscal and democratic accountability among EMU members is also a very important issue facing Europe. EMU nations facing large public deficits, such as Greece, Ireland, Portugal, and Spain, are in need of economic assistance from other EMU nations. As a condition upon the receipt of such assistance, countries with large public deficits may be required to implement specific economic reforms or meet specific performance levels. A failure on the part of these EMU nations to make these required reforms or achieve these stated objectives may either slow Europe’s overall economic recovery or result in an economic downturn that impacts the value of all European debt securities.

The EU has been extending its influence to the east, but, despite recent reform and privatization, Eastern Europe continues to experience inflation, long-term unemployment, and declining exports. The EU has accepted several new members that were previously behind the Iron Curtain and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies and state-owned industries similar to what existed under the former Soviet Union. A significant portion of the work force is unionized, and many others are unable to find work, contributing to periods of labor and social unrest. Eastern European governments also continue to control a large proportion of the region’s economic activity, and government spending in these countries remains high compared to that of Western Europe. In the past, some of these Eastern European governments expropriated significant amounts of private property without ever settling claims filed by the rightful owners. The securities markets in these countries have fewer protections for its investors, less information available on its corporations, and less trading activity. In addition, compliance with the terms of EMU membership, including tight fiscal and monetary controls and outside restrictions on a country’s ability to subsidize and privatize its industries, may significantly affect the Eastern European economy. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Risk Factors Regarding Japan. For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan’s huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

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Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan’s trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation’s financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced. Successful financial sector reform would allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Risk Factors Regarding Latin America. Many countries in Latin America have long histories of political, social and economic instability and have routinely suffered from regional conflict, political corruption, totalitarianism, intervention by the military in civilian and economic spheres, protectionist measures, and nationalization. The continuation or worsening of such instability could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in Latin American securities markets.

Latin American countries are among the largest debtors of developing countries as a majority of the region’s economies are dependent on foreign credit and loans from external sources to fund economic development. There have been moratoria on, and restructurings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. In addition, interest on the debt is subject to market conditions. Unfavorable market conditions may impair economic activity and create a difficult and costly environment for borrowers.

Finally, most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. Although inflation in many countries has lessened, as they develop sustainable and more democratic political environments, there is no guarantee it will remain at lower levels. In addition, certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions, from time to time and without warning, on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.

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Risk Factors Regarding the Pacific Region. The MSCI Pacific Index consists of Australia, Hong Kong, New Zealand, Singapore and Japan. Reporting, accounting and auditing standards in the nations that make up the Pacific equity markets differ substantially from U.S. standards. In general, these countries’ corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the combined equity markets of Australia, Hong Kong, New Zealand and Singapore was approximately U.S. $        billion as of [date].

Trading shares has taken place in Australia since 1828, but did not become significant until the latter half of the nineteenth century when there was strong demand for equity capital to support the growth of mining activities. A stock market was first formed in Melbourne in 1861. In 1987, the regional exchanges that had developed merged to create the single entity—The Australian Stock Exchange (the “ASX”). All of the exchanges are members of the ASX and are subject to complementary oversight by the Australian Stock Exchange and the Australian Securities and Investments Commission, which work together to regulate the major aspects of stock exchange operations.

Australian reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Australian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Australian equity markets was approximately U.S. $        billion as of [date]. Australia’s chief industries are mining, industrial and transportation equipment, food processing, chemicals, and steel. Australia’s GDP annual percent change was     % for the year ended [date].

Foreign investment in Hong Kong is generally unrestricted and proper regulatory oversight is administered by the Hong Kong Securities and Futures Commission. All investors are subject to a small stamp duty and a stock exchange levy, but capital gains are tax-exempt. Hong Kong has significantly upgraded the required presentation of financial information in the past decade. Nevertheless, reporting, accounting and auditing practices remain significantly less rigorous than U.S. standards. In general, Hong Kong corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Hong Kong equity markets was approximately U.S. $        billion as of [date]. Hong Kong’s chief industries are textiles, clothing, tourism, banking, shipping, electronics, plastics, toys, watches, and clocks. Hong Kong’s GDP annual percent change was     % for the year ended [date].

New Zealand has an established stock exchange, the New Zealand Stock Exchange (the “NZSE”), which was founded in the 1870’s. New Zealand’s chief industries are integrated telecommunication services, construction materials, casinos and gaming, airport services, food processing, wood and paper products, textiles, machinery, transportation equipment, banking and insurance, tourism, and mining. New Zealand’s GDP annual percent change was     % for the year ended [date].

The Stock Exchange of Singapore (the “SES”) was formed in 1973 with the separation of the joint stock exchange with Malaysia, which had been in existence since 1930. The linkage between the SES and the KLSEB (Kuala Lumpur Stock Exchange Bhd) remained strong as many companies in Singapore and Malaysia jointly listed on both exchanges, until January 1, 1990 when the dual listing was terminated. SES has a tiered market, with the formation of the second securities market, SESDAQ (Stock Exchange of Singapore Dealing and Automated Quotation System) in 1987. SESDAQ was designed to provide an avenue for small and medium-sized companies to raise funds for expansion. In 1990, SES introduced an over-the-counter (“OTC”) market known as CLOB (Central Limit Order Book), to allow investors access to international securities listed on foreign exchanges. SES also has a direct link with the National Association

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of Securities Dealers Automated Quotation (“NASDAQ”) system, which was set up in March 1988 to allow traders in the Asian time zone access to selected securities on the U.S. OTC markets. This is made possible through a daily exchange of trading prices and volumes of the stocks quoted on NASDAQ. The Singapore Stock Exchange is one of the most developed in Asia and has a strong international orientation.

Singaporean reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Singaporean corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Singaporean markets was approximately U.S. $        billion as of [date]. Singapore’s chief industries are electronics, chemicals, financial services, oil drilling equipment, petroleum refining, rubber processing and rubber products, processed food and beverages, ship repair, offshore platform construction, life sciences, and entrepot trade. Singapore’s GDP annual percent change was     % for the year ended [date].

For information about Japan’s equity markets please see “Risk Factors Regarding Japan” above.

Futures and Options Transactions

Futures and Options On Futures. Each Fund may use futures contracts and related options (i) for bona fide hedging purposes, (ii)to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Funds arising from such investment activities.

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A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

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A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

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The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several affiliated ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. A Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially

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troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, the Fees and Expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed to the extent such investments are consistent with its investment objective and policies.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions and Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Internal Revenue Code.

Portfolio Turnover

As discussed in the Funds’ Prospectuses, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See “Purchasing and Redeeming Shares” in the Funds’ Prospectuses. Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

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Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks associated with repurchase transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements as part of the Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund or the underlying fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, no Fund expects to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

Short Sales

Each Fund may engage in short sales transactions under which it sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Funds may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. Each of the Funds may use up to 100% of its portfolio to engage in short sale transactions and collateralize its open short positions.

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Swap Agreements

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

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Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Tracking Error

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Funds’ respective underlying indices and the time the Funds price their shares at the close of the NYSE; or (11) market movements that run counter to a leveraged Fund’s investments. Market movements that run counter to a leveraged Fund’s investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be

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significant. As a result of fair value pricing, the day-to-day correlation of the Funds’ performance may tend to vary from the closing performance of the Funds’ respective underlying indices. However, all of the Funds’ performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. Government Securities

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. For the period during which these Agreements were in effect, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

Note About U.S. Government Securities: The U.S. government’s delay in reaching an agreement to increase the U.S. debt ceiling and the ensuing downgrade of the long-term credit rating of U.S. sovereign debt by Standard & Poor’s in August 2011 led to concerns about the potential ramifications of such downgrade and further credit rating downgrades. The cumulative effect of the ratings downgrade on U.S. government

25

securities is still not clear and continued market volatility and fiscal policy pressures could potentially adversely affect the liquidity of the U.S. government securities held by the Fund. Further, the downgrade could continue to have an adverse effect on markets and economies across the globe.

Non-Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Borrowing

While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Advisor believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of a Fund’s net assets

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invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a Fund to the Advisor.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund generally must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

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When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Leveraged Funds and Leveraged Inverse Funds present certain risks, some of which are further described below.

Leverage. The Leveraged Funds and Leveraged Inverse Funds employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds’ and Leveraged Inverse Funds’ total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Leveraged Funds and Leveraged Inverse Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Leveraged Funds and Leveraged Inverse Funds. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

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A Leveraged Fund’s or Leveraged Inverse Fund’s return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund’s performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a hypothetical leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a hypothetical leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-64%	-64%	-65%	-65%	-67%	-68%	-69%	-70%	-71%
-35%	-70%	-58%	-59%	-59%	-60%	-62%	-63%	-64%	-65%	-66%
-30%	-60%	-52%	-53%	-52%	-53%	-55%	-56%	-58%	-60%	-61%
-25%	-50%	-45%	-46%	-46%	-47%	-48%	-50%	-52%	-53%	-55%
-20%	-40%	-36%	-37%	-39%	-40%	-41%	-43%	-44%	-47%	-50%
-15%	-30%	-29%	-29%	-30%	-32%	-33%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-23%	-23%	-26%	-28%	-31%	-32%	-36%
-5%	-10%	-11%	-12%	-13%	-16%	-18%	-20%	-23%	-25%	-29%
0%	0%	-1%	-2%	-4%	-6%	-8%	-11%	-14%	-17%	-20%
5%	10%	9%	8%	6%	3%	2%	-3%	-5%	-8%	-12%
10%	20%	19%	19%	16%	15%	10%	9%	4%	0%	-5%
15%	30%	31%	29%	27%	25%	21%	19%	15%	11%	6%
20%	40%	43%	41%	38%	35%	32%	27%	23%	18%	13%
25%	50%	54%	52%	50%	48%	43%	39%	34%	29%	22%
30%	60%	69%	64%	62%	58%	56%	49%	43%	39%	34%
35%	70%	79%	77%	75%	70%	68%	61%	57%	50%	43%
40%	80%	92%	91%	88%	82%	81%	73%	67%	62%	54%

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The second table below shows the estimated fund return over a one-year period for a hypothetical leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The hypothetical leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Inverse Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% Inverse of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	80%	165%	153%	145%	127%	114%	99%	74%	57%	35%
-35%	70%	130%	122%	109%	96%	84%	68%	51%	32%	17%
-30%	60%	98%	93%	79%	68%	58%	46%	29%	16%	1%
-25%	50%	73%	68%	58%	49%	36%	26%	13%	2%	-13%
-20%	40%	51%	45%	39%	31%	20%	12%	-2%	-11%	-23%
-15%	30%	35%	29%	23%	16%	6%	-2%	-12%	-22%	-30%
-10%	20%	20%	16%	9%	3%	-5%	-13%	-21%	-30%	-39%
-5%	10%	8%	5%	-2%	-8%	-14%	-21%	-30%	-38%	-46%
0%	0%	-3%	-7%	-12%	-17%	-23%	-28%	-37%	-44%	-51%
5%	-10%	-12%	-15%	-19%	-25%	-31%	-35%	-43%	-47%	-55%
10%	-20%	-19%	-23%	-27%	-32%	-36%	-43%	-47%	-53%	-59%
15%	-30%	-27%	-29%	-32%	-37%	-42%	-46%	-53%	-58%	-63%
20%	-40%	-33%	-35%	-38%	-42%	-46%	-50%	-56%	-60%	-66%
25%	-50%	-38%	-40%	-43%	-47%	-51%	-55%	-59%	-64%	-68%
30%	-60%	-43%	-44%	-47%	-51%	-55%	-59%	-62%	-66%	-71%
35%	-70%	-46%	-49%	-52%	-53%	-58%	-61%	-66%	-68%	-73%
40%	-80%	-50%	-52%	-55%	-57%	-61%	-64%	-68%	-71%	-75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a hypothetical leveraged fund. A Leveraged Fund’s or Leveraged Inverse Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in the Prospectuses.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term

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“majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Each Fund shall not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.

Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.	Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7.

Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, (i) to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.	Invest in warrants.

2.	Invest in real estate limited partnerships.

[1]

The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

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3.	Invest in mineral leases.

4.	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund (the Rydex Asset Allocation Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Statement of Additional Information).

5.	Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.	Invest in companies for the purpose of exercising control.

7.	Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9.	Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The International 2x Strategy Fund and Latin America 2x Strategy Fund may not:

10.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse International 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Inverse Latin America 2x Strategy Fund and Inverse Europe 2x Strategy Fund may not:

11.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading “Fundamental Policies.”

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing

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of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement (as defined below). Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, LLC (the “Distributor”), the distributor of the Funds’ shares, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Funds have not yet commenced operations, as of the date of this SAI, the Funds do not have any securities of “regular brokers or dealers” to report.

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MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Rydex Fund Services, LLC (the “Servicer“). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of each fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund’s investments in other investment companies, if any. The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives periodic reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through each Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Interested Trustees

Donald C. Cacciapaglia* (61)	Trustee from 2012 to present.	Security Investors, LLC:	155	None.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee

President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; and Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.

Independent Trustees

Corey A. Colehour (66)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Retired; President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006.	155	None.

J. Kenneth Dalton (72)	Trustee from 1995 to present; Member of the Governance and Nominating Committees from 1995 to present; Chairman of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	155	Trustee of Epiphany Funds since 2009.

John O. Demaret (73)	Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	155	None.

Werner E. Keller (72)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and	Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; and Retired from 2001 to 2005.	155	None.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
	Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.

Thomas F. Lydon, Jr. (52)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	President of Global Trends Investments (registered investment adviser) from 1996 to present.	155	Board of Directors of US Global Investors (GROW) since April 1995.

Patrick T. McCarville (70)	Trustee from 1997 to present; Chairman of the Governance and Nominating Committees from 1997 to present; and Member of the Audit Committee from 1997 to present.	Retired. Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010.	155	None.

Roger Somers (68)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Founder and Chief Executive Officer of Arrow Limousine from 1965 to present.	155	None.

Officers

Donald C. Cacciapaglia (61)	President from 2012 to present.	Security Investors, LLC:	155	None

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; and Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.

Michael P. Byrum (42)	Vice President from 1999 to present; Trustee from 2005 to 2009.

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC.

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President & Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008).

			155	Not Applicable.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Nick Bonos (49)	Vice President and Treasurer from 2003 to present.

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC.

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009).

			155	Not Applicable.

Elisabeth Miller (44)	Chief Compliance Officer from 2012 to present.	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).	155	Not Applicable.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Joseph M. Arruda (45)	Assistant Treasurer from 2006 to present.	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC. Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/ka/ PADCO Advisors II, Inc.), Vice President (2004-2011).	155	Not Applicable.

Amy J. Lee (51) One Security Benefit Place Topeka, Kansas 66636-0001	Vice President and Assistant Secretary from 2009 to present.	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap	155	Not Applicable.

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Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee

Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital.

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007-2011); Rydex Advisors, LLC (f/ka/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008).

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
**	The “Fund Complex” consists of the Trust, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust.

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times during the most recently completed fiscal year.

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Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Keller, Lydon, and McCarville serve as members of the Governance Committee. The Governance Committee met once during the most recently completed fiscal year.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Keller, Lydon, and McCarville serve as members of the Nominating Committee. The Nominating Committee did not meet during the most recently completed fiscal year.

Risk Oversight Committee. The Board has a separate standing Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee risk management activities applicable to the Funds, including systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Messrs. Demaret, Keller, and Dalton, serve as members of the Risk Oversight Committee. The Risk Oversight Committee met twice during the most recently completed fiscal year.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

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The Board has concluded that Donald C. Cacciapaglia should serve as Trustee because of his prior experience working in the investment banking and financial services industries. He is President and Chief Operating Officer of the Advisor and of Guggenheim’s investment management business. Most recently he was Chairman and CEO of Channel Capital Group Inc. and its subsidiary broker-dealer Channel Capital Group LLC, a Guggenheim affiliated company. From 1996 until 2002 when he joined Channel Capital Group, Mr. Cacciapaglia held the position of Managing Director and Chief Operating Officer of the Investment Banking Group at PaineWebber. Additionally, in 1998, he started PaineWebber’s Private Equity Group and assumed responsibility for the coverage of Leveraged Buyout firms and the Investment Bank’s Business Development Group. Before that, Mr. Cacciapaglia was Chief Operating Officer of the Short and Intermediate Trading Group at CS First Boston (1995-1996). From 1977 to 1995, he held numerous positions at Merrill Lynch & Co., including Chief Operating Officer and Senior Managing Director of Investment Banking, Senior Managing Director of Global Fixed Income Research and Analytics and Managing Director of the Western Institutional Region for sales and trading in San Francisco. Mr. Cacciapaglia was a Senior Analyst with the Federal Reserve Bank of New York from 1973-1977. Licenses: Series 7, 63, 8, 3 and 24.

The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit, Nominating and Governance Committees since 1995. In addition to his experience as a Trustee, and his extensive institutional knowledge, of the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice-President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 1997 and a member of the Nominating and Governance Committees since 1995 and as a member of the Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit Committee since 1997 and

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member of the Risk Oversight Committee since 2010. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition, Mr. Keller has served as the Chairman of the Risk Oversight Committee since 2010. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee for five years, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee for the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee for five years, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. Mr. McCarville also has served as a member of the Audit Committee since 1997 and as the Chairman of the Governance and Nominating Committees since 1997. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1993. Mr. Somers also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 1995. Mr. Somers has extensive business experience as the founder and president of a

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transportation company. Due to his business experience and experience serving as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Somers is very knowledgeable about the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares [1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee [1,2]
Interested Trustees
Donald C. Cacciapaglia	None	None	None
Independent Trustees
Corey A. Colehour	None	None	$50,001 - $100,000
J. Kenneth Dalton	None	None	$10,001 - $50,000
John O. Demaret	None	None	$50,001 - $100,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	None	None	Over $100,000
Patrick T. McCarville	None	None	$50,001 - $100,000
Roger J. Somers	None	None	Over $100,000

1	Information provided is as of December 31, 2011.
2	Includes the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2012:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustees
Donald C. Cacciapaglia**	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$83,300	$0	$0	$178,500

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Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
J. Kenneth Dalton	$90,600	$0	$0	$192,500
John O. Demaret	$106,300	$0	$0	$223,500
Werner E. Keller	$88,300	$0	$0	$188,000
Thomas F. Lydon	$83,300	$0	$0	$178,500
Patrick T. McCarville	$86,900	$0	$0	$185,50
Roger J. Somers	$83,300	$0	$0	$178,500

*	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.
**	Mr. Cacciapaglia was appointed to the Board on September 16, 2011 and subsequently approved by shareholders of the Funds.

Code of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of the Trustees, and the directors, officers and certain employees (“access persons”) of the Advisor, Servicer, and Distributor. Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. When voting proxies, the Advisor seeks to act solely in the best interest of each Fund and has adopted proxy policies, procedures and voting guidelines to assist in this endeavor. The Advisor’s proxy voting policies, procedures and voting guidelines are summarized below.

The Advisor utilizes the services of an outside proxy voting firm, ISS/RiskMetrics (“ISS”), to vote proxies and generally act as agent for the proxy process, to maintain proxy voting records, and to provide independent research on corporate governance, proxy and corporate responsibility issues. With certain exceptions, ISS will vote proxies on behalf of the Advisor and the Funds in accordance with the Advisor’s proxy voting guidelines. The Advisor periodically reviews its proxy voting guidelines and updates them as necessary to reflect new issues and any changes in its policies on specific issues.

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A proxy may not be voted in accordance with the proxy voting guidelines if (i) it concerns a proposal that is not addressed by the proxy voting guidelines or (ii) it is a proposal for which the Advisor has indicated that a decision will be made on a case-by-case basis. Any such proposal will be referred to the investment team responsible for the management of the affected Fund. If the investment team determines that the proposal does not pose a material conflict of interest, the proposal will be voted in accordance with the investment team’s recommendation. If it is determined that a conflict of interest may exist, the investment team will consult with a committee composed of persons from the investment teams, compliance and legal, as necessary, to determine how best to vote the proxy. In such instances, the Advisor may vote the proxy in any of the following manners: (i) by referring the proxy proposal to the client, (ii) by disclosing to the client any potential conflict of interest and obtaining client ratification of the proxy vote, (iii) by using an independent third party to vote the proxy proposal, and (iv) by abstaining. The method selected by the Advisor to resolve any potential conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

Where a proxy proposal pertains to a security on loan pursuant to a Fund’s securities lending arrangement, the Advisor will refrain from voting such securities where the costs to the Fund or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting. Additionally, for any Fund structured as a fund of funds, the Advisor will vote the Fund’s shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting). With regard to voting proxies of foreign companies, the Advisor may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

The Trust annually discloses its complete proxy voting record on Form N-PX. A complete copy of the Advisor’s Proxy Voting Policy and the Trust’s most recent Form N-PX are available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Guggenheim Investments. The Advisor is a subsidiary of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

Pursuant to an investment advisory agreement between the Trust and the Advisor dated March 1, 2012, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. Pursuant to the Advisory Agreement, the Funds pay the Advisor at an annual rate of             % based on the average daily net assets for each respective Fund.

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After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers for each Fund (except the Long Short Interest Rate Strategy Fund) are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael P. Byrum	155	$16,853,742,578	3	$102,595,732	1	$	Less than 5 million
Michael Dellapa	155	$16,853,742,578	3	$102,595,732	9	$	Less than 5 million
Ryan Harder	155	$16,853,742,578	3	$102,595,732	6	$	Less than 5 million

*	Information provided is as of March 31, 2012.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Portfolio Manager Compensation. The Advisor compensates each portfolio manager for his/her management of the Funds (except for the Long Short Interest Rate Strategy Fund). The portfolio managers’ compensation consists of an annual salary and the potential for two discretionary awards through Short-Term and Long-Term Incentive Plans.

The Short-Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the various investment teams. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long-Term Incentive Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers’ contributions to the Advisor’s and its affiliates’ success as determined by management.

Fund Shares Owned by Portfolio Managers. Because the Funds have not yet commenced operations, as of the date of this SAI, none of the portfolio managers beneficially owned shares of the Funds.

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

Under the Service Agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

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Distribution

Pursuant to a distribution agreement between the Trust and the Distributor dated March 1, 2012 (the “Distribution Agreement”), the Distributor, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. The Distributor is a subsidiary of Security Benefit Corporation and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund’s current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-Class Distribution Plan – Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the “A-Class Plan”). The A-Class Plan allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor generally will, in turn, pay the Service Providers out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-Class Distribution and Shareholder Servicing Plan – Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the “C-Class Plan”). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund’s assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund’s assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund’s assets attributable to C-Class Shares as compensation for shareholder services.

H-Class Distribution Plan and Shareholder Services Plan – Each Fund that offers H-Class Shares has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act and a Shareholder Services Plan applicable to H-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to H-Class Shares as compensation for distribution services provided to that Fund. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Fund more than other types of sales charges and will increase the cost of your investment.

Description of Distribution Services and Shareholder Services – Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution

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services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

Other Distribution or Service Arrangements — The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to financial intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; or (iii) as a fixed dollar amount.

As of the date of this SAI, the Distributor and/or the Advisor have revenue sharing arrangements with the following financial intermediaries, pursuant to which the Distributor and/or the Advisor pay the following fees, based on the assets invested in the Funds, for services provided to Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, which includes funds and share classes of funds not offered in this SAI:

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Financial Intermediary	Payments During Last Fiscal Year
Charles Schwab & Co., Inc. (Schwab)	$3,228,146
National Financial Services LLC (NFS)	$2,885,129
Nationwide	$91,739
E*Trade	$129,140
Prudential Securities Inc./Wachovia Securities, LLC/Wells Fargo Investments LLC	$702,627
Merrill Lynch & Co, Inc.	$39,240
Pershing LLC	$286,239
UBS Financial	$143,679
TD Ameritrade	$323,905
Morgan Stanley & Co., Incorporated	$240,221
Security Benefit Corporation	$19,347
LPL Financial Corporation	$74,708
Ceros Financial Services, Inc.	$517,171
Raymond James Financial, Inc.	$18,967
Edward Jones	$1,814
Great West	$450
Mass Mutual	$503
Ameriprise Financial	$33,876
Jefferson National Securities Corporation*	$218,817
Keyport*	$1,246
Keyport Benefit*	$178
GE Life*	$6,576
Lincoln Benefit*	$4,482
Security Benefit Corporation*	$1,197,742
Sun Life*	$649
Nationwide*	$931,485
SAGE Life*	$971
Penn Mutual*	$191
Phoenix Life*	$8,141
Integrity Life*	$4,869
National Integrity*	$5,068
Columbus Life*	$13
AXA*	$1,071

*	Rydex Variable Trust only.

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The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his or her broker or financial intermediary how he or she will be compensated for investments made in the Funds.

Although the Funds may use financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations

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in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Because the Funds have not yet commenced operations, as of the date of this SAI, there are no beneficial owners of 5% or more of shares of the Fund to report.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating Net Asset Value.” The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund’s pricing cycle.

The Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Funds’ assets since the calculation of the closing level of the Funds’ respective benchmarks. The MSCI EAFE Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time (“ET”), prior to the opening of the NYSE]. The Bank of New York Mellon Emerging Markets 50 ADR Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time (“ET”), prior to the opening of the NYSE]. The MSCI Pacific Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time (“ET”), prior to the opening of the NYSE]. The S&P Latin America 40 Index is determined in the early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time (“ET”), prior to the opening of the NYSE]. The STOXX 50® Index is determined in the mid-morning (approximately 10:30 or 11:30 a.m., depending daylight savings time) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

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OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Minimum Investment Requirements

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum investment amount is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. The Trust may also charge an annual maintenance fee to an account whose balance has fallen below the minimum investment amount without prior notification.

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Tax Consequences

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day’s NAV.

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Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans’ Day, and will likely close early the business day before New Year’s Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year’s Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children’s Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor’s Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES – INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

Initial Sales Charges/Dealer Reallowances. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

Amount of Investment	Authorized Dealer Commission as % of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than 1,000,000	1.20%
Greater than $1,000,000	1.00%

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Reduced Sales Charges. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Aggregating Accounts (Group Purchases)

1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

•

trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

•	solely controlled business accounts;

•	single participant retirement plans; or

•	endowments or foundations established and controlled by you or your immediate family.

2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers – provided they are not aggregated with individual accounts – may also be aggregated.

3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

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Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as “street name” or “nominee” accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm’s clients’ account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

Letters of Intent

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent (“LOI”), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge:

•

Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” in the Prospectuses).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below above under “Rights of Accumulation” if the Servicer is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

•

Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

•

If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

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•	The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•

By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•

To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•

If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•

If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Sales Charge Waivers. The A-Class Shares’ initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds’ Prospectuses under “Dividends and Distributions.” Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Funds intend to declare dividends monthly from net investment income (and net short-term capital gains, if any) and may distribute such dividends monthly, but at least annually. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Funds.

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With respect to the investment by a Fund in U.S. Treasury zero coupon bonds and other zero coupon securities, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the “original issue discount”) is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss. The tax rules applicable to regulated investment companies are described below.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status

A fund that qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund’s shareholders. The Funds will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

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In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Funds intend to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Generally, all or portion of the net investment income distributions made by a RIC may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower tax rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Funds as to the federal tax status of all distributions made by the Funds. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Funds will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Funds as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Funds’ income is expected to be derived entirely from interest rather than dividends,

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none of such distributions will either be qualified dividend income or eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Funds are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

Special Tax Considerations

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that a Fund’s strategy of investing in foreign currency-related financial instruments might cause the Fund to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by a Fund could result in the failure by the Fund to diversify its investments in a manner necessary to satisfy the Asset Test. The tax treatment of the Funds and their shareholders in the event the Funds fails to qualify as a RIC is described above under “Regulated Investment Company Status”.

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Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Funds may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by the Fund. A Fund will make such an election only if the Fund deems this to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in a Fund.

Options, Swaps and Other Complex Securities

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

Options Transactions by the Funds

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Funds have available to them a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. The Funds will utilize the tax treatment that, in the Funds’ judgment, will be most favorable to a majority of investors in the Funds. Taxation of these transactions will vary according to the elections made by the Funds. These tax considerations may have an impact on investment decisions made by the Funds.

The Funds in their operations also may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses

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resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by the Funds on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Funds, involving non-equity options on stock indices may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Funds will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. The Funds will utilize the tax treatment that, in the Funds’ judgment, will be most favorable to a majority of investors in the Funds. Taxation of these transactions will vary according to the elections made by the Funds. These tax considerations may have an impact on investment decisions made by the Funds.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Back-Up Withholding

In certain cases the Funds will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Funds with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Other Issues

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment. In some states ownership of Fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association or Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

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OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. As of March 31, 2012, the Funds had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-10 calendar days
Lipper	Monthly	1-10 calendar days
Bloomberg	Monthly	1-10 calendar days
Thompson Financial	Quarterly	1-10 calendar days
Standard & Poor’s	Quarterly	1-10 calendar days
Vickers Stock Research	Quarterly	1-10 calendar days
Institutional Shareholder Services	Weekly	1-5 business days

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to

68

approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

[Index Publishers information to be provided upon commencement of Fund operations]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

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CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Funds and maintains all necessary related accounts and records.

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PART C

OTHER INFORMATION

Item 28. Exhibits:

(a)(1)	Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(2)	Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(3)	Amendment dated November 2, 1993 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(4)	Amendment dated February 25, 2000 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(5)	Amendment dated November 21, 2005 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(b)	Registrant’s Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(c)	Not applicable.

(d)(1)	Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on
Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(d)(2)	Sub-Adviser Agreement dated March 1, 2012 between Security Investors, LLC and American Independence Financial Services, LLC, relating to the Long Short Interest Rate Strategy Fund, is filed herewith.

(e)	Distribution Agreement dated March 1, 2012 between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on
Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(f)	Not applicable.

(g)(1)	Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-006178 on January 28, 2010.

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(g)(2)	Revised Fee Schedule to the Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is filed herewith.

(g)(3)	Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(h)(1)	Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-027663 on March 24, 2010.

(h)(2)	Amendment dated December 7, 2010 to the Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(h)(3)	Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(h)(4)	Amendment dated December 7, 2010 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to
Exhibit (h)(4) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A
(File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(h)(5)	Sub-Transfer Agency Agreement dated June 29, 2009 between Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-09-027098 on July 29, 2009.

(h)(6)	H-Class Shares Shareholder Services Plan dated May 20, 2002, as amended and restated August 28, 2006, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(h)(7)	Investment Management Agreement dated March 1, 2012 between Rydex Managed Futures Strategy CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

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(h)(8)	Investment Management Agreement dated March 1, 2012 between Rydex Series Funds Long/Short Commodities Strategy CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(h)(9)	Investment Management Agreement dated March 1, 2012 between Rydex Series Funds Multi-Hedge Strategies CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(h)(10)	Investment Management Agreement dated March 1, 2012 between Rydex Series Funds Commodities Strategy CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(h)(11)	Investment Management Agreement dated April 20, 2012 between Global Managed Futures Strategy CFC and Security Investors is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(h)(12)	Expense Limitation Agreement dated May 10, 2012 between the Registrant and Security Investors, LLC, relating to the Global Managed Futures Strategy Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-272634 on June 15, 2012.

(h)(13)	Expense Limitation Agreement dated May 16, 2012 between the Registrant and Security Investors, LLC, relating to the Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund, is filed herewith.

(i)	Opinion and Consent of Counsel, Bingham McCutchen LLP, is filed herewith.

(j)	Consent of Independent Registered Public Accountants, Ernst & Young LLP, is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(2)	Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(3)	Amendment dated December 7, 2010 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

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(m)(4)	Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(m)(5)	Amendment dated December 7, 2010 to the Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(m)(6)	Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(m)(7)	Amendment dated December 7, 2010 to the Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(n)	Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated May 16, 2012, is filed herewith.

(o)	Not applicable.

(p)(1)	Registrant’s Combined Code of Ethics, as approved by the Board of Trustees on May 16, 2012, is filed herewith.

(p)(2)	American Independence Financial Services, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-11-054945 on May 27, 2011.

(q)(1)	Powers of Attorney for Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to
Exhibit (q) of Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A
(File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-11-041930 on April 29, 2011.

(q)(2)	Power of Attorney for Donald C. Cacciapaglia is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-082048 on February 27, 2012.

Item 29. Persons Controlled By or Under Common Control With Registrant:

As of the date of this Registration Statement, the Registrant owned 100% of the Rydex Series Funds Commodities Strategy CFC, Multi-Hedge Strategies CFC, Long/Short Commodities Strategy CFC, Managed Futures Strategy CFC and Global Managed Futures Strategy CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30. Indemnification:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933 (the “1933 Act”) and the Investment Company

4

Act of 1940. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a)	no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)	expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Security Investors, LLC (the “Advisor”) serves as the investment adviser for each series of the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Advisor is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Name	Position with Advisor	Other Business
Todd Boehly	Chief Executive Officer, President and Member Representative	Manager of Rydex Holdings, LLC and Rydex Fund Services, LLC

Elisabeth A. Miller	Chief Compliance Officer	Current Chief Compliance Officer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust

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Name	Position with Advisor	Other Business

Chief Compliance Officer and Assistant Secretary of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

Chief Compliance Officer of Rydex Distributors, LLC

Historical

Senior Manager of Security Investors, LLC

Senior Manager of Rydex Distributors, LLC

Nick Bonos	Senior Vice President

Current

Vice President and Treasurer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust

Treasurer of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

Chief Executive Office and Manager of Guggenheim Specialized Products, LLC

Chief Executive Officer and President of Rydex Fund Services, LLC

Vice President of Rydex Holdings, LLC

Vice President of Security Benefit Asset Management Holdings, LLC

Historical

Senior Vice President of Security Investors, LLC

Senior Vice President of Rydex Advisors, LLC and Rydex Advisors II, LLC

Treasurer, Chief Executive Officer and President of Advisor Research Center, Inc.

Senior Vice President of Rydex Advisory Services, LLC

Michael P. Byrum	Senior Vice President

Current

President and Chief Investment Officer of Rydex Holdings, LLC

Vice President of Rydex Dynamic Funds, Rydex Series Funds, Rydex ETF Trust, and Rydex Variable Trust

Manager of Guggenheim Specialized Products, LLC

President of Security Benefit Asset Management Holdings, LLC

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Name	Position with Advisor	Other Business

Historical

Senior Vice President of Security Global Investors, LLC

Chief Investment Officer and President of Rydex Advisors, LLC and Rydex Advisors II, LLC

President and Chief Investment Officer of Rydex Advisory Services, LLC

Chairman of the Board and Director of Advisor Research Center, Inc.

John Linnehan	Senior Vice President, Chief Financial Officer and Treasurer

Current

Senior Vice President, Chief Financial Officer and Treasurer of Rydex Holdings, LLC

Senior Vice President, Chief Financial Officer and Treasurer of Security Benefit Asset Management Holdings, LLC

Treasurer of Guggenheim Specialized Products, LLC

Treasurer of Rydex Fund Services, LLC

Treasurer of Advisor Research Center, LLC

Historical

Senior Vice President of Security Global Investors, LLC

Senior Vice President and Chief Financial Officer of Rydex Advisors, LLC and Rydex Advisors II, LLC

Amy Damman	Assistant Treasurer

Current

Assistant Treasurer of Security Investors, LLC

Assistant Treasurer of Security Benefit Asset Management Holdings, LLC

Assistant Treasurer of Rydex Holdings, LLC

Assistant Treasurer of Guggenheim Specialized Products, LLC

Assistant Treasurer of Rydex Fund Services, LLC

Assistant Treasurer of Advisor Research Center, LLC

Historical

Director of Business & Finance, Security Global Investors n/k/a Guggenheim Investments

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Name	Position with Advisor	Other Business
Amy J. Lee	Senior Vice President & Secretary

Current

Secretary and Chief Compliance Officer of Security Distributors, Inc.

Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corporation and Security Benefit Life Insurance Company

Vice President and Secretary of Security Benefit Asset Management Holdings, LLC, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, and SBL Fund

Secretary of Rydex Distributors, LLC, Rydex Fund Services, LLC and Guggenheim Specialized Products, LLC

Vice President and Secretary of Rydex Holdings, LLC

Vice President and Secretary of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust

President and Secretary of Advisor Research Center, Inc.

Historical

Assistant Secretary of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust

Secretary of Security Global Investors, LLC

Secretary of Security Financial Resources, Inc.

Senior Vice President and Secretary of Rydex Advisors, LLC and Rydex Advisors II, LLC

Vice President and Secretary of Rydex Advisory Services, LLC

Joe Arruda	Vice President

Current

Chief Financial Officer and Manager of Guggenheim Specialized Products, LLC

Assistant Treasurer of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

Assistant Treasurer of Rydex Dynamic Funds, Rydex Series Funds, Rydex Variable Trust, and Rydex ETF Trust

Vice President of Rydex Fund Services, LLC

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Name	Position with Advisor	Other Business
Historical Vice President of Security Global Investors, LLC Vice President of Rydex Advisors, LLC and Rydex Advisors II, LLC Vice President of Rydex Advisory Services, LLC

American Independence Financial Services, LLC (“AIFS”) serves as the investment sub-adviser for the Trust’s Long Short Interest Rate Strategy Fund. The principal address of AIFS is 230 Park Avenue, Suite 534, New York New York 10169. AIFS is an investment adviser registered under the Investment Advisers Act of 1940.

Name	Position with Sub-Advisor	Other Business
T. Kirkham (Kirk) Barneby	Chief Strategist & Portfolio Manager Taxable Fixed Income	None
Glenn Dorsey	Senior Managing Director & Portfolio Manager	None

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32. Principal Underwriters

(a)	Rydex Distributors, LLC serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund.

(b)	The following information is furnished with respect to the directors and officers of Rydex Distributors, LLC:

Name	Position and Offices with Underwriter	Position and Offices with Registrant
Kevin McGovern	Chief Executive Office, President and Manager	None

Julie Jacques	Treasurer	None

Elisabeth Miller	Chief Compliance Officer	Chief Compliance Officer

William Belden	Vice President	None

Amy J. Lee	Secretary	Vice President and Secretary

Douglas Mangini	Vice President	None

Item 33. Location of Accounts and Records

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant’s custodian:

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

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(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s administrator:

Rydex Fund Services, LLC

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser (for each series of the Trust) and sub-adviser (for the Long Short Interest Rate Strategy Fund):

Security Investors, LLC

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

American Independence Financial Services, LLC

230 Park Avenue

Suite 534

New York, New York 10169

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 35. Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 116 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 30th day of July, 2012.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 116 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	July 30, 2012
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	July 30, 2012
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	July 30, 2012
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	July 30, 2012
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	July 30, 2012
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	July 30, 2012
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	July 30, 2012
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	July 30, 2012
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	July 30, 2012
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

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Exhibit Index

Exhibit Number	Exhibit:

(d)(2)	Sub-Adviser Agreement dated March 1, 2012 between Security Investors, LLC and American Independence Financial Services, LLC, relating to the Long Short Interest Rate Strategy Fund

(g)(2)	Revised Fee Schedule to the Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association

(h)(13)	Expense Limitation Agreement dated May 16, 2012 between the Registrant and Security Investors, LLC, relating to the Event Driven and Distressed Strategies Fund and Long Short Equity Strategy Fund

(i)	Opinion and Consent of Counsel, Bingham McCutchen LLP

(j)	Consent of Independent Registered Public Accountants, Ernst & Young LLP

(n)	Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated May 16, 2012

(p)(1)	Registrant’s Combined Code of Ethics, as approved by the Board of Trustees on May 16, 2012

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